UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® International Index Fund (formerly Spartan® International Index Fund)

November 30, 2016

SPI-QTLY-0117
1.810719.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 7.2%
AGL Energy Ltd.	828,384	$12,810,571
Alumina Ltd.	3,163,105	3,849,146
Amcor Ltd.	1,426,990	15,112,406
AMP Ltd.	3,654,355	12,655,831
APA Group unit	1,370,544	8,049,908
Aristocrat Leisure Ltd.	665,989	7,359,296
ASX Ltd.	240,672	8,638,372
Aurizon Holdings Ltd.	2,546,803	9,346,696
Australia & New Zealand Banking Group Ltd.	3,592,914	75,243,522
Bank of Queensland Ltd.	465,416	3,855,235
Bendigo & Adelaide Bank Ltd.	562,520	5,000,456
BHP Billiton Ltd.	3,956,217	73,941,101
Boral Ltd.	419,764	1,559,173
Boral Ltd.	931,875	3,461,003
Brambles Ltd.	1,958,387	17,019,286
Caltex Australia Ltd.	322,291	7,165,102
Challenger Ltd.	700,215	5,493,264
Cimic Group Ltd.	121,634	2,762,049
Coca-Cola Amatil Ltd.	711,175	5,039,257
Cochlear Ltd.	70,553	6,166,131
Commonwealth Bank of Australia	2,112,588	122,538,693
Computershare Ltd.	574,775	4,911,730
Crown Ltd.	446,583	3,865,937
CSL Ltd. (a)	565,929	40,918,891
DEXUS Property Group unit	1,193,735	8,029,238
Dominos Pizza Enterprises Ltd.	75,790	3,787,631
DUET Group	2,996,560	5,253,078
Flight Centre Travel Group Ltd.	68,076	1,677,990
Fortescue Metals Group Ltd.	1,912,142	8,182,033
Goodman Group unit	2,221,728	10,937,522
Harvey Norman Holdings Ltd.	675,352	2,368,300
Healthscope Ltd.	2,123,859	3,527,877
Incitec Pivot Ltd.	2,060,732	4,780,848
Insurance Australia Group Ltd.	2,980,573	12,271,712
Lendlease Group unit	677,882	6,795,715
Macquarie Group Ltd.	377,500	23,339,529
Medibank Private Ltd.	3,374,595	6,475,820
Mirvac Group unit	4,566,557	6,898,133
National Australia Bank Ltd.	3,258,469	69,455,493
Newcrest Mining Ltd.	941,998	13,389,485
Orica Ltd.	457,473	5,726,299
Origin Energy Ltd.	2,146,054	9,364,199
Qantas Airways Ltd.	702,696	1,710,486
QBE Insurance Group Ltd.	1,678,808	13,836,307
Ramsay Health Care Ltd.	173,516	9,072,469
realestate.com.au Ltd.	65,129	2,478,641
Rio Tinto Ltd.	521,393	22,050,828
Santos Ltd.	2,012,749	5,926,544
Scentre Group unit	6,593,088	20,620,712
SEEK Ltd.	405,424	4,421,948
Sonic Healthcare Ltd.	487,261	7,836,729
South32 Ltd.	6,534,021	12,948,887
SP AusNet	2,221,841	2,432,918
Stockland Corp. Ltd. unit	3,016,658	9,624,989
Suncorp Group Ltd.	1,590,643	14,657,898
Sydney Airport unit	1,345,958	6,221,385
Tabcorp Holdings Ltd.	1,020,609	3,531,903
Tatts Group Ltd.	1,806,022	5,571,458
Telstra Corp. Ltd.	5,239,824	19,525,017
The GPT Group unit	2,226,298	7,942,644
TPG Telecom Ltd.	417,945	2,198,224
Transurban Group unit	2,505,416	19,461,644
Treasury Wine Estates Ltd.	911,041	7,267,684
Vicinity Centers unit	4,197,742	9,033,066
Vocus Communications Ltd.	622,774	1,912,261
Wesfarmers Ltd.	1,388,198	42,743,655
Westfield Corp. unit (a)	2,430,583	16,368,357
Westpac Banking Corp.	4,109,280	95,013,278
Woodside Petroleum Ltd.	928,492	20,452,530
Woolworths Ltd.	1,570,964	26,524,307

TOTAL AUSTRALIA		1,070,410,727

Austria - 0.2%
Andritz AG	93,401	4,818,884
Erste Group Bank AG	368,227	10,240,564
IMMOEAST AG (a)(b)	321,410	3
OMV AG	179,731	5,808,929
Raiffeisen International Bank-Holding AG (a)	141,328	2,574,081
Voestalpine AG	139,563	5,288,731

TOTAL AUSTRIA		28,731,192

Bailiwick of Jersey - 1.4%
Experian PLC	1,178,485	22,265,258
Glencore Xstrata PLC (a)	15,057,819	52,621,078
Petrofac Ltd.	318,765	3,168,774
Randgold Resources Ltd.	114,817	8,252,767
Shire PLC	1,107,227	64,483,486
Wolseley PLC	310,188	18,023,824
WPP PLC	1,585,669	33,817,392

TOTAL BAILIWICK OF JERSEY		202,632,579

Belgium - 1.2%
Ageas	246,793	9,210,961
Anheuser-Busch InBev SA NV	940,698	97,745,760
Colruyt NV	85,058	4,298,742
Groupe Bruxelles Lambert SA	96,899	7,953,992
KBC Groep NV	308,877	18,522,215
Proximus	183,310	5,182,448
Solvay SA Class A	89,976	10,275,155
Telenet Group Holding NV (a)	63,432	3,349,319
UCB SA	155,157	9,981,699
Umicore SA	115,978	6,948,627

TOTAL BELGIUM		173,468,918

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	808,450	6,754,021
First Pacific Co. Ltd.	2,790,665	1,960,823
Hongkong Land Holdings Ltd.	1,401,300	8,953,037
Jardine Matheson Holdings Ltd.	304,600	16,410,928
Kerry Properties Ltd.	792,681	2,268,745
Li & Fung Ltd.	7,153,246	3,135,568
NWS Holdings Ltd.	1,866,041	3,223,741
Shangri-La Asia Ltd.	1,535,380	1,672,657
Yue Yuen Industrial (Holdings) Ltd.	908,000	3,271,914

TOTAL BERMUDA		47,651,434

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	285,229	2,851,738
Cheung Kong Property Holdings Ltd.	3,306,925	22,638,783
CK Hutchison Holdings Ltd.	3,320,925	40,459,926
Melco Crown Entertainment Ltd. sponsored ADR (b)	232,398	4,568,945
MGM China Holdings Ltd.	1,182,000	2,624,127
Sands China Ltd.	2,968,400	14,619,078
WH Group Ltd.	9,741,500	8,100,648
Wynn Macau Ltd.	1,897,600	3,518,016

TOTAL CAYMAN ISLANDS		99,381,261

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	4,515	5,733,507
Series B	8,381	11,071,422
Carlsberg A/S Series B	130,874	11,129,328
Christian Hansen Holding A/S	119,264	6,601,664
Coloplast A/S Series B	148,642	9,406,501
Danske Bank A/S	862,792	25,206,527
DONG Energy A/S	95,000	3,240,935
DSV de Sammensluttede Vognmaend A/S	232,825	10,476,603
Genmab A/S (a)	69,584	12,052,696
ISS Holdings A/S	196,058	6,702,503
Novo Nordisk A/S Series B	2,355,312	79,327,154
Novozymes A/S Series B	283,980	9,619,242
Pandora A/S	141,923	16,890,421
TDC A/S	996,264	5,069,056
Tryg A/S	142,752	2,568,188
Vestas Wind Systems A/S	272,817	18,000,361
William Demant Holding A/S (a)	150,315	2,543,665

TOTAL DENMARK		235,639,773

Finland - 0.9%
Elisa Corp. (A Shares)	173,842	5,457,380
Fortum Corp.	543,775	7,895,583
Kone Oyj (B Shares)	415,974	18,322,559
Metso Corp.	139,739	3,954,334
Neste Oyj	156,582	6,430,696
Nokia Corp.	7,199,212	30,897,657
Nokian Tyres PLC	141,819	5,122,458
Orion Oyj (B Shares)	127,963	5,441,138
Sampo Oyj (A Shares)	550,416	24,288,904
Stora Enso Oyj (R Shares)	678,412	6,546,631
UPM-Kymmene Corp.	657,108	15,043,016
Wartsila Corp.	180,281	7,598,886

TOTAL FINLAND		136,999,242

France - 9.0%
Accor SA	209,747	7,431,501
Aeroports de Paris	35,698	3,511,422
Air Liquide SA	188,011	19,156,701
Alstom SA (a)	184,823	5,006,812
Arkema SA	82,395	7,892,555
Atos Origin SA	108,082	11,172,131
AXA SA	2,386,840	56,096,622
BIC SA	34,939	4,519,524
BNP Paribas SA	1,303,431	75,675,357
Bollore Group (a)	7,144	23,472
Bollore Group	1,060,901	3,481,130
Bouygues SA	252,643	8,568,438
Bureau Veritas SA	331,478	6,239,389
Capgemini SA	201,969	15,947,235
Carrefour SA	687,622	16,120,529
Casino Guichard Perrachon SA (b)	68,835	3,131,949
Christian Dior SA	66,154	12,865,794
CNP Assurances	209,840	3,685,150
Compagnie de St. Gobain	609,357	26,430,471
Credit Agricole SA	1,369,670	15,460,017
Danone SA	726,051	45,476,241
Dassault Aviation SA	2,800	3,058,091
Dassault Systemes SA	157,215	12,000,283
Edenred SA	259,866	5,479,461
EDF SA	101,999	1,080,496
EDF SA (a)	200,740	2,126,479
Eiffage SA	70,690	4,666,067
Engie	1,791,330	22,118,004
Essilor International SA	253,738	26,919,314
Eurazeo SA	51,153	2,775,783
Eutelsat Communications	215,021	3,870,712
Fonciere des Regions	42,064	3,304,829
Gecina SA	50,398	6,618,034
Groupe Eurotunnel SA	572,844	5,039,168
Hermes International SCA	32,240	13,305,628
ICADE	46,133	3,187,893
Iliad SA	32,235	6,132,486
Imerys SA	42,871	2,987,472
Ingenico SA	67,387	5,250,807
JCDecaux SA	91,386	2,382,644
Kering SA	92,647	20,129,344
Klepierre SA	271,028	10,106,857
L'Oreal SA	201,944	34,469,588
L'Oreal SA	109,628	18,712,277
Lagardere S.C.A. (Reg.)	143,465	3,537,475
Legrand SA	328,941	18,390,133
LVMH Moet Hennessy - Louis Vuitton SA	342,762	62,374,542
Michelin CGDE Series B	225,211	24,107,678
Natixis SA	1,140,999	5,746,536
Orange SA	2,434,305	35,487,875
Pernod Ricard SA	260,991	27,384,520
Peugeot Citroen SA (a)	594,134	8,765,325
Publicis Groupe SA	236,406	15,341,477
Remy Cointreau SA	29,942	2,514,287
Renault SA	235,415	18,548,171
Rexel SA	369,560	5,714,584
Safran SA	385,530	26,465,279
Sanofi SA	1,434,397	115,607,212
Schneider Electric SA	687,347	45,623,814
SCOR SE	197,246	6,264,218
SEB SA	30,000	4,028,490
SFR Group SA	133,141	3,364,050
Societe Generale Series A	943,483	40,478,188
Sodexo SA (a)	77,845	8,514,415
Sodexo SA	29,773	3,256,467
Sodexo SA (a)	6,851	749,339
Suez Environnement SA	400,633	5,594,248
Technip SA	133,595	9,254,366
Thales SA	129,242	12,619,703
Total SA	2,776,659	132,385,029
Unibail-Rodamco	122,210	26,834,502
Valeo SA	292,502	16,309,534
Veolia Environnement SA	552,910	9,554,757
VINCI SA	619,197	40,182,551
Vivendi SA	1,278,713	24,333,431
Wendel SA	35,512	4,110,003
Zodiac Aerospace	248,322	5,505,811

TOTAL FRANCE		1,332,562,167

Germany - 8.3%
adidas AG	232,101	34,196,263
Allianz SE	562,194	89,338,860
Axel Springer Verlag AG	53,760	2,305,881
BASF AG	1,129,293	96,935,408
Bayer AG	1,019,116	95,973,680
Bayerische Motoren Werke AG (BMW)	408,022	34,772,671
Beiersdorf AG	124,865	10,200,626
Brenntag AG	191,568	10,083,651
Commerzbank AG	1,301,409	9,066,128
Continental AG	136,197	24,163,921
Covestro AG	86,309	5,546,105
Daimler AG (Germany)	1,186,796	78,941,144
Deutsche Bank AG (a)	1,693,879	26,677,529
Deutsche Borse AG (a)	238,370	19,263,529
Deutsche Lufthansa AG	284,358	3,684,332
Deutsche Post AG	1,194,480	37,333,445
Deutsche Telekom AG	3,967,130	62,431,843
Deutsche Wohnen AG (Bearer)	416,388	12,824,434
E.ON AG	2,454,604	16,199,616
Evonik Industries AG	202,803	5,655,091
Fraport AG Frankfurt Airport Services Worldwide	50,570	2,937,094
Fresenius Medical Care AG & Co. KGaA	269,630	21,034,564
Fresenius SE & Co. KGaA	504,035	36,192,151
GEA Group AG	226,832	8,455,146
Hannover Reuck SE	74,205	7,876,414
HeidelbergCement Finance AG	180,493	16,185,513
Henkel AG & Co. KGaA	132,065	13,446,831
Hochtief AG	25,183	3,581,825
Hugo Boss AG	81,987	4,700,961
Infineon Technologies AG	1,386,494	23,167,707
Innogy SE	170,000	6,002,514
K&S AG (b)	233,721	4,742,393
Lanxess AG	111,764	6,892,784
Linde AG	228,755	38,112,509
MAN SE	44,957	4,434,093
Merck KGaA	159,207	15,952,258
Metro AG	217,690	6,505,115
Muenchener Rueckversicherungs AG	203,894	37,146,239
OSRAM Licht AG	110,935	5,647,689
ProSiebenSat.1 Media AG	268,745	9,197,585
RWE AG (a)	600,597	7,549,397
SAP AG	1,211,183	101,151,211
Schaeffler AG	204,445	2,650,009
Siemens AG	941,348	106,112,340
Symrise AG	153,018	9,261,879
Telefonica Deutschland Holding AG	908,651	3,565,151
Thyssenkrupp AG	451,009	10,238,801
TUI AG	277,478	3,646,655
TUI AG	331,466	4,371,257
United Internet AG	152,320	5,828,660
Volkswagen AG	42,795	5,861,922
Vonovia SE	573,616	18,499,825
Zalando SE (a)	106,916	3,984,719

TOTAL GERMANY		1,230,527,368

Hong Kong - 2.5%
AIA Group Ltd.	14,831,000	90,441,088
Bank of East Asia Ltd. (b)	1,487,112	6,163,946
BOC Hong Kong (Holdings) Ltd.	4,546,566	17,057,316
Cathay Pacific Airways Ltd.	1,428,327	1,933,531
CLP Holdings Ltd.	2,019,157	19,745,125
Galaxy Entertainment Group Ltd.	2,872,000	14,255,399
Hang Lung Group Ltd.	1,080,000	3,968,285
Hang Lung Properties Ltd.	2,700,423	6,085,656
Hang Seng Bank Ltd.	935,001	17,719,996
Henderson Land Development Co. Ltd.	1,534,552	8,477,477
HK Electric Investments & HK Electric Investments Ltd. unit	3,246,500	2,862,897
HKT Trust/HKT Ltd. unit	3,232,760	4,217,821
Hong Kong & China Gas Co. Ltd.	9,228,804	17,180,936
Hong Kong Exchanges and Clearing Ltd.	1,429,964	37,608,800
Hysan Development Co. Ltd.	764,677	3,371,618
Link (REIT)	2,754,308	18,962,167
MTR Corp. Ltd.	1,818,706	9,097,633
New World Development Co. Ltd.	6,890,060	7,674,869
PCCW Ltd.	5,235,863	3,044,381
Power Assets Holdings Ltd.	1,710,676	16,320,508
Sino Land Ltd.	3,769,610	5,929,123
SJM Holdings Ltd.	2,449,000	1,982,817
Sun Hung Kai Properties Ltd.	1,793,676	23,471,684
Swire Pacific Ltd. (A Shares)	712,384	7,094,909
Swire Properties Ltd.	1,426,000	4,311,184
Techtronic Industries Co. Ltd.	1,689,500	6,588,974
Wharf Holdings Ltd.	1,670,585	12,384,276
Wheelock and Co. Ltd.	1,098,000	6,525,856

TOTAL HONG KONG		374,478,272

Ireland - 0.6%
Bank of Ireland (a)	33,553,839	7,147,969
CRH PLC	1,023,690	34,105,464
DCC PLC (United Kingdom)	108,134	8,293,722
James Hardie Industries PLC CDI	548,596	8,396,553
Kerry Group PLC Class A	194,555	13,780,287
Paddy Power Betfair PLC (Ireland)	97,599	10,188,870
Ryanair Holdings PLC	250,317	3,636,551

TOTAL IRELAND		85,549,416

Isle of Man - 0.0%
Genting Singapore PLC	7,289,059	4,909,239
Israel - 0.6%
Azrieli Group	50,767	2,216,824
Bank Hapoalim BM (Reg.)	1,312,919	7,902,256
Bank Leumi le-Israel BM (a)	1,748,701	7,120,230
Bezeq The Israel Telecommunication Corp. Ltd.	2,560,242	4,731,165
Check Point Software Technologies Ltd. (a)(b)	160,694	13,229,937
Elbit Systems Ltd. (Israel)	27,000	2,732,911
Frutarom Industries Ltd.	44,000	2,365,777
Israel Chemicals Ltd.	617,300	2,368,468
Mizrahi Tefahot Bank Ltd.	175,325	2,457,836
NICE Systems Ltd.	65,524	4,330,300
NICE Systems Ltd. sponsored ADR	8,696	572,110
Taro Pharmaceutical Industries Ltd. (a)(b)	18,103	1,849,402
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,125,898	42,446,355

TOTAL ISRAEL		94,323,571

Italy - 1.6%
Assicurazioni Generali SpA	1,439,722	18,188,601
Atlantia SpA	501,470	11,139,883
Enel SpA	9,466,566	38,222,815
Eni SpA	3,109,419	43,503,917
EXOR SpA	135,038	5,668,984
Intesa Sanpaolo SpA	15,579,146	34,331,910
Intesa Sanpaolo SpA (Risparmio Shares)	1,192,034	2,472,429
Leonardo-Finmeccanica SpA (a)	499,080	6,479,637
Luxottica Group SpA	207,648	10,805,783
Mediobanca SpA	694,540	4,792,065
Poste Italiane SpA	632,227	3,929,936
Prysmian SpA	242,813	5,808,285
Saipem SpA (a)	7,364,495	3,310,211
Snam Rete Gas SpA	2,998,977	11,614,114
Telecom Italia SpA (a)	13,823,222	10,413,384
Terna SpA	1,860,500	8,068,814
UniCredit SpA	6,447,881	13,817,917
Unipolsai SpA	1,396,388	2,663,931

TOTAL ITALY		235,232,616

Japan - 24.5%
ABC-MART, Inc.	40,100	2,364,021
ACOM Co. Ltd. (a)	486,800	2,356,333
AEON Co. Ltd.	802,500	11,125,039
AEON Financial Service Co. Ltd.	136,000	2,289,985
AEON MALL Co. Ltd.	137,740	2,014,921
Air Water, Inc.	193,000	3,341,108
Aisin Seiki Co. Ltd.	236,600	10,274,820
Ajinomoto Co., Inc.	680,366	13,308,962
Alfresa Holdings Corp.	225,800	3,639,591
All Nippon Airways Ltd.	1,390,000	3,891,023
Alps Electric Co. Ltd.	230,700	5,954,769
Amada Holdings Co. Ltd.	415,600	4,682,120
Aozora Bank Ltd.	1,452,000	5,047,190
Asahi Glass Co. Ltd.	1,229,677	8,075,328
Asahi Group Holdings	476,403	15,594,539
Asahi Kasei Corp.	1,544,727	13,954,360
Asics Corp.	193,300	4,112,344
Astellas Pharma, Inc.	2,597,700	36,220,201
Bandai Namco Holdings, Inc.	242,050	6,980,089
Bank of Kyoto Ltd.	415,000	2,928,644
Benesse Holdings, Inc.	81,900	2,186,874
Bridgestone Corp.	799,379	31,019,292
Brother Industries Ltd.	287,400	5,000,192
Calbee, Inc.	96,700	3,037,410
Canon, Inc.	1,300,244	37,503,601
Casio Computer Co. Ltd.	279,900	3,714,979
Central Japan Railway Co.	176,700	29,172,004
Chiba Bank Ltd.	849,674	5,132,845
Chubu Electric Power Co., Inc.	788,264	11,100,160
Chugai Pharmaceutical Co. Ltd.	275,025	7,814,450
Chugoku Electric Power Co., Inc.	357,400	4,097,335
Concordia Financial Group Ltd.	1,426,184	6,690,757
Credit Saison Co. Ltd.	178,252	3,236,782
CYBERDYNE, Inc. (a)(b)	127,000	1,675,976
Dai Nippon Printing Co. Ltd.	656,242	6,277,108
Dai-ichi Mutual Life Insurance Co.	1,327,300	21,882,616
Daicel Chemical Industries Ltd.	348,500	3,907,811
Daiichi Sankyo Kabushiki Kaisha	772,470	16,256,427
Daikin Industries Ltd.	288,094	27,391,310
Dainippon Sumitomo Pharma Co. Ltd.	193,300	3,175,897
Daito Trust Construction Co. Ltd.	86,363	13,459,641
Daiwa House Industry Co. Ltd.	723,784	20,837,673
Daiwa House REIT Investment Corp.	1,670	4,169,378
Daiwa Securities Group, Inc.	2,035,985	12,478,717
DeNA Co. Ltd.	125,000	3,867,071
DENSO Corp.	597,638	26,586,452
Dentsu, Inc.	266,600	12,378,731
Don Quijote Holdings Co. Ltd.	143,800	5,549,743
East Japan Railway Co.	409,200	35,295,388
Eisai Co. Ltd.	308,278	18,030,144
Electric Power Development Co. Ltd.	175,480	3,881,814
FamilyMart Co. Ltd.	104,900	6,603,152
Fanuc Corp.	239,572	40,888,967
Fast Retailing Co. Ltd.	65,100	22,832,634
Fuji Electric Co. Ltd.	690,153	3,437,521
Fuji Heavy Industries Ltd.	757,000	31,572,624
Fujifilm Holdings Corp.	560,005	21,050,773
Fujitsu Ltd.	2,282,075	13,746,565
Fukuoka Financial Group, Inc.	932,300	4,102,334
Hakuhodo DY Holdings, Inc.	277,800	3,271,490
Hamamatsu Photonics K.K.	172,400	4,644,877
Hankyu Hanshin Holdings, Inc.	294,400	9,371,479
Hikari Tsushin, Inc.	26,100	2,345,013
Hino Motors Ltd.	315,600	3,260,767
Hirose Electric Co. Ltd.	38,612	4,685,839
Hiroshima Bank Ltd.	616,000	2,759,283
Hisamitsu Pharmaceutical Co., Inc.	75,400	3,650,509
Hitachi Chemical Co. Ltd.	124,400	2,777,932
Hitachi Construction Machinery Co. Ltd.	131,800	2,755,229
Hitachi High-Technologies Corp.	82,600	3,307,094
Hitachi Ltd.	5,934,271	32,277,182
Hitachi Metals Ltd.	261,700	3,466,799
Hokuriku Electric Power Co., Inc.	204,400	2,230,229
Honda Motor Co. Ltd.	2,007,660	59,865,183
Hoshizaki Corp.	61,500	5,277,774
Hoya Corp.	503,216	20,038,652
Hulic Co. Ltd.	363,800	3,463,965
Idemitsu Kosan Co. Ltd.	105,700	2,433,194
IHI Corp.	1,785,185	5,049,677
Iida Group Holdings Co. Ltd.	177,900	3,492,740
INPEX Corp.	1,158,100	11,331,919
Isetan Mitsukoshi Holdings Ltd.	431,487	4,833,721
Isuzu Motors Ltd.	726,800	8,747,317
Itochu Corp.	1,906,286	26,332,055
J. Front Retailing Co. Ltd.	292,500	4,186,433
Japan Airlines Co. Ltd.	144,700	4,320,402
Japan Airport Terminal Co. Ltd. (b)	55,400	2,093,099
Japan Exchange Group, Inc.	663,200	9,987,035
Japan Post Bank Co. Ltd.	490,900	5,866,797
Japan Post Holdings Co. Ltd.	544,500	6,830,531
Japan Prime Realty Investment Corp.	1,012	4,124,214
Japan Real Estate Investment Corp.	1,599	8,682,116
Japan Retail Fund Investment Corp.	3,129	6,374,133
Japan Tobacco, Inc.	1,352,500	46,889,262
JFE Holdings, Inc.	638,875	9,497,243
JGC Corp.	250,117	4,185,741
JSR Corp.	228,616	3,340,936
JTEKT Corp.	269,500	4,407,088
JX Holdings, Inc.	2,681,468	10,392,525
Kajima Corp.	1,095,317	7,730,203
Kakaku.com, Inc.	176,900	2,801,821
Kamigumi Co. Ltd.	282,663	2,624,106
Kaneka Corp.	333,559	2,703,079
Kansai Electric Power Co., Inc. (a)	857,736	8,514,615
Kansai Paint Co. Ltd.	276,600	5,126,068
Kao Corp.	620,150	28,747,499
Kawasaki Heavy Industries Ltd.	1,718,945	5,544,303
KDDI Corp.	2,298,300	60,181,935
Keihan Electric Railway Co., Ltd.	610,000	3,915,171
Keihin Electric Express Railway Co. Ltd.	562,061	6,086,346
Keio Corp.	706,410	5,683,251
Keisei Electric Railway Co.	166,500	3,982,039
Keyence Corp.	55,962	38,705,728
Kikkoman Corp.	178,849	5,513,724
Kintetsu Group Holdings Co. Ltd.	2,193,100	8,535,486
Kirin Holdings Co. Ltd.	1,008,456	16,517,955
Kobe Steel Ltd.	374,800	3,588,956
Koito Manufacturing Co. Ltd.	137,900	7,299,609
Komatsu Ltd.	1,134,745	26,693,540
Konami Holdings Corp.	115,600	3,951,854
Konica Minolta, Inc.	545,800	5,301,078
Kose Corp.	37,000	2,994,432
Kubota Corp.	1,354,164	20,878,943
Kuraray Co. Ltd.	429,786	6,169,715
Kurita Water Industries Ltd.	130,000	2,726,921
Kyocera Corp.	392,304	18,894,421
Kyowa Hakko Kirin Co., Ltd.	314,689	4,528,571
Kyushu Electric Power Co., Inc.	518,470	5,134,619
Kyushu Financial Group, Inc.	432,200	2,896,908
Lawson, Inc.	79,816	5,559,342
LINE Corp.	50,000	1,932,378
Lion Corp.	290,000	4,735,385
LIXIL Group Corp.	325,659	7,327,399
M3, Inc.	237,100	6,168,752
Mabuchi Motor Co. Ltd.	60,142	3,408,042
Makita Corp.	143,500	9,809,207
Marubeni Corp.	2,012,144	11,175,837
Marui Group Co. Ltd.	272,649	3,802,452
Maruichi Steel Tube Ltd.	67,200	2,186,322
Mazda Motor Corp.	697,900	11,577,778
McDonald's Holdings Co. (Japan) Ltd.	80,200	2,212,425
Mebuki Financial Group, Inc.	1,150,410	4,248,235
Medipal Holdings Corp.	206,700	2,993,752
Meiji Holdings Co. Ltd.	147,158	11,794,203
Minebea Mitsumi, Inc.	410,000	4,145,185
Miraca Holdings, Inc.	69,300	3,129,605
Misumi Group, Inc.	330,000	5,972,894
Mitsubishi Chemical Holdings Corp.	1,651,475	10,611,070
Mitsubishi Corp.	1,856,702	40,622,707
Mitsubishi Electric Corp.	2,374,206	33,341,328
Mitsubishi Estate Co. Ltd.	1,531,723	31,343,203
Mitsubishi Gas Chemical Co., Inc.	237,433	3,652,721
Mitsubishi Heavy Industries Ltd.	3,914,256	17,659,654
Mitsubishi Logistics Corp.	144,000	1,971,725
Mitsubishi Materials Corp.	136,193	4,087,563
Mitsubishi Motors Corp. of Japan	840,600	3,935,174
Mitsubishi Tanabe Pharma Corp.	271,000	5,138,385
Mitsubishi UFJ Financial Group, Inc.	15,704,530	94,430,211
Mitsubishi UFJ Lease & Finance Co. Ltd.	594,200	2,785,991
Mitsui & Co. Ltd.	2,090,223	28,466,407
Mitsui Chemicals, Inc.	1,119,683	5,273,747
Mitsui Fudosan Co. Ltd.	1,134,677	27,244,956
Mitsui OSK Lines Ltd.	1,392,285	3,642,517
mixi, Inc.	56,100	1,966,475
Mizuho Financial Group, Inc.	29,252,900	52,822,553
MS&AD Insurance Group Holdings, Inc.	622,384	19,731,908
Murata Manufacturing Co. Ltd.	244,254	33,747,921
Nabtesco Corp.	148,100	3,791,262
Nagoya Railroad Co. Ltd.	1,121,000	5,524,681
NEC Corp.	3,169,547	8,374,707
New Hampshire Foods Ltd.	211,740	5,477,398
Nexon Co. Ltd.	210,600	2,994,499
NGK Insulators Ltd.	318,309	6,211,776
NGK Spark Plug Co. Ltd.	216,600	4,550,605
Nidec Corp.	293,284	26,646,770
Nikon Corp.	413,038	6,143,118
Nintendo Co. Ltd.	139,696	34,425,130
Nippon Building Fund, Inc.	1,733	9,668,374
Nippon Electric Glass Co. Ltd.	508,000	2,744,588
Nippon Express Co. Ltd.	1,002,546	5,243,396
Nippon Paint Holdings Co. Ltd.	198,300	6,379,120
Nippon Prologis REIT, Inc.	1,909	3,957,039
Nippon Steel & Sumitomo Metal Corp.	990,263	21,572,974
Nippon Telegraph & Telephone Corp.	849,600	34,103,915
Nippon Yusen KK	1,963,578	3,709,155
Nissan Chemical Industries Co. Ltd.	150,000	5,039,760
Nissan Motor Co. Ltd.	3,040,748	28,737,688
Nisshin Seifun Group, Inc.	260,323	3,670,451
Nissin Food Holdings Co. Ltd.	78,323	4,114,903
Nitori Holdings Co. Ltd.	98,000	10,235,482
Nitto Denko Corp.	202,694	14,171,163
NKSJ Holdings, Inc.	434,303	14,458,268
NOK Corp.	114,600	2,319,431
Nomura Holdings, Inc.	4,469,247	24,625,458
Nomura Real Estate Holdings, Inc.	149,300	2,450,531
Nomura Real Estate Master Fund, Inc.	4,853	7,254,855
Nomura Research Institute Ltd.	150,050	5,149,647
NSK Ltd.	562,076	6,271,288
NTT Data Corp.	153,700	7,733,947
NTT DOCOMO, Inc.	1,744,500	39,943,397
Obayashi Corp.	794,704	7,634,605
OBIC Co. Ltd.	78,500	3,491,883
Odakyu Electric Railway Co. Ltd.	377,500	7,456,044
Oji Holdings Corp.	1,021,352	4,237,941
Olympus Corp.	356,029	12,691,735
OMRON Corp.	237,060	8,871,299
Ono Pharmaceutical Co. Ltd.	505,800	11,282,715
Oracle Corp. Japan	46,600	2,339,879
Oriental Land Co. Ltd.	266,124	15,274,888
ORIX Corp.	1,626,380	25,847,297
Osaka Gas Co. Ltd.	2,254,525	8,600,211
Otsuka Corp.	63,500	3,127,487
Otsuka Holdings Co. Ltd.	480,400	19,696,004
Panasonic Corp.	2,715,873	28,165,491
Park24 Co. Ltd.	123,300	3,524,953
Pola Orbis Holdings, Inc.	27,700	2,163,595
Rakuten, Inc.	1,148,800	11,495,460
Recruit Holdings Co. Ltd.	449,600	17,300,974
Resona Holdings, Inc.	2,715,800	13,264,299
Ricoh Co. Ltd.	859,070	7,013,946
Rinnai Corp.	44,700	3,844,518
ROHM Co. Ltd.	115,944	6,445,840
Ryohin Keikaku Co. Ltd.	28,900	5,715,340
Sankyo Co. Ltd. (Gunma)	60,700	1,937,925
Santen Pharmaceutical Co. Ltd.	457,900	5,637,926
SBI Holdings, Inc. Japan	256,660	3,269,090
Secom Co. Ltd.	255,067	18,772,028
Sega Sammy Holdings, Inc.	225,700	3,416,246
Seibu Holdings, Inc.	205,900	3,733,672
Seiko Epson Corp.	337,800	6,891,965
Sekisui Chemical Co. Ltd.	503,993	7,722,187
Sekisui House Ltd.	742,567	12,321,561
Seven & i Holdings Co. Ltd.	927,100	36,264,212
Seven Bank Ltd.	723,600	2,088,703
Sharp Corp. (a)(b)	1,828,000	3,023,668
Shimadzu Corp.	307,000	4,749,368
Shimamura Co. Ltd.	26,700	3,202,138
SHIMANO, Inc.	95,100	15,864,773
SHIMIZU Corp.	707,416	6,575,573
Shin-Etsu Chemical Co. Ltd.	495,062	37,104,287
Shinsei Bank Ltd.	2,151,000	3,505,041
Shionogi & Co. Ltd.	367,491	17,536,544
Shiseido Co. Ltd.	466,450	11,978,845
Shizuoka Bank Ltd.	653,274	5,376,525
Showa Shell Sekiyu K.K.	227,000	2,055,786
SMC Corp.	69,871	20,241,130
SoftBank Corp.	1,181,830	70,680,296
Sohgo Security Services Co., Ltd.	86,800	3,570,510
Sony Corp.	1,555,185	45,183,762
Sony Financial Holdings, Inc.	216,200	3,182,717
Stanley Electric Co. Ltd.	183,925	5,163,765
Start Today Co. Ltd.	219,100	3,378,146
Sumitomo Chemical Co. Ltd.	1,911,334	8,909,914
Sumitomo Corp.	1,446,942	17,463,354
Sumitomo Electric Industries Ltd.	923,406	13,203,944
Sumitomo Heavy Industries Ltd.	672,822	4,126,650
Sumitomo Metal Mining Co. Ltd.	603,065	8,137,865
Sumitomo Mitsui Financial Group, Inc.	1,653,200	62,349,232
Sumitomo Mitsui Trust Holdings, Inc.	406,072	15,076,937
Sumitomo Realty & Development Co. Ltd.	435,000	12,248,749
Sumitomo Rubber Industries Ltd.	206,000	3,453,607
Sundrug Co. Ltd.	45,000	3,153,022
Suntory Beverage & Food Ltd.	169,900	7,298,318
Suzuken Co. Ltd.	94,116	2,850,579
Suzuki Motor Corp.	444,000	14,527,370
Sysmex Corp.	192,500	11,737,946
T&D Holdings, Inc.	706,300	9,036,136
Taiheiyo Cement Corp.	1,491,000	4,724,460
Taisei Corp.	1,283,594	9,345,437
Taisho Pharmaceutical Holdings Co. Ltd.	43,857	3,777,807
Taiyo Nippon Sanso Corp.	187,200	2,078,624
Takashimaya Co. Ltd.	365,000	3,060,148
Takeda Pharmaceutical Co. Ltd.	874,142	36,123,883
TDK Corp.	150,025	10,285,640
Teijin Ltd.	225,568	4,236,609
Terumo Corp.	417,724	14,866,096
The Chugoku Bank Ltd.	202,200	2,774,179
The Hachijuni Bank Ltd.	501,000	2,728,008
The Suruga Bank Ltd.	214,900	4,918,743
THK Co. Ltd.	147,200	3,221,805
Tobu Railway Co. Ltd.	1,228,297	5,935,956
Toho Co. Ltd.	139,654	4,053,434
Toho Gas Co. Ltd.	491,000	3,918,178
Tohoku Electric Power Co., Inc.	545,890	6,403,187
Tokio Marine Holdings, Inc.	837,200	36,681,984
Tokyo Electric Power Co., Inc. (a)	1,758,518	6,595,739
Tokyo Electron Ltd.	206,918	19,197,615
Tokyo Gas Co. Ltd.	2,730,395	11,999,903
Tokyo Tatemono Co. Ltd.	251,700	3,293,905
Tokyu Corp.	1,349,954	10,159,088
Tokyu Fudosan Holdings Corp.	616,700	3,590,765
TonenGeneral Sekiyu K.K.	351,856	3,401,500
Toppan Printing Co. Ltd.	639,013	5,862,364
Toray Industries, Inc.	1,801,883	14,793,897
Toshiba Corp. (a)	4,934,880	18,543,968
Toto Ltd.	171,492	6,672,547
Toyo Seikan Group Holdings Ltd.	195,500	3,729,821
Toyo Suisan Kaisha Ltd.	108,500	3,876,378
Toyoda Gosei Co. Ltd.	78,800	1,732,644
Toyota Industries Corp.	200,186	9,567,215
Toyota Motor Corp.	3,290,363	195,473,760
Toyota Tsusho Corp.	255,600	6,484,838
Trend Micro, Inc.	136,500	4,959,323
Tsuruha Holdings, Inc.	44,300	4,539,779
Unicharm Corp.	494,140	10,589,345
United Urban Investment Corp.	3,588	5,485,688
USS Co. Ltd.	265,900	4,303,268
West Japan Railway Co.	201,500	12,378,213
Yahoo! Japan Corp.	1,735,600	6,348,911
Yakult Honsha Co. Ltd.	105,966	4,680,581
Yamada Denki Co. Ltd.	824,050	4,428,540
Yamaguchi Financial Group, Inc.	238,000	2,506,305
Yamaha Corp.	203,743	6,302,612
Yamaha Motor Co. Ltd.	342,500	8,042,025
Yamato Holdings Co. Ltd.	436,532	8,816,966
Yamazaki Baking Co. Ltd.	159,600	3,181,355
Yaskawa Electric Corp.	304,600	4,751,851
Yokogawa Electric Corp.	275,900	3,879,646
Yokohama Rubber Co. Ltd.	133,500	2,455,075

TOTAL JAPAN		3,637,617,114

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	2,420,165	18,211,962
Eurofins Scientific SA	14,000	6,127,311
Millicom International Cellular SA (depository receipt)	80,302	3,390,467
RTL Group SA	48,264	3,279,393
SES SA (France) (depositary receipt)	447,360	9,669,973
Tenaris SA	574,061	9,212,977

TOTAL LUXEMBOURG		49,892,083

Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	61
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,512,580	2,558,996
Netherlands - 3.8%
ABN AMRO Group NV GDR	344,161	7,441,084
AEGON NV	2,349,193	11,927,669
AerCap Holdings NV (a)(b)	205,694	8,813,988
Ahold Delhaize NV	1,574,444	31,054,032
Airbus Group NV	720,591	45,945,179
Akzo Nobel NV	304,940	18,990,683
Altice NV:
Class A (a)	452,853	7,799,289
Class B (a)	133,273	2,315,784
ASML Holding NV (Netherlands)	451,659	46,591,910
CNH Industrial NV	1,252,004	10,668,569
Ferrari NV	152,924	8,379,355
Fiat Chrysler Automobiles NV	1,108,359	8,563,521
Gemalto NV	98,294	5,012,992
Heineken Holding NV	123,538	8,679,466
Heineken NV (Bearer)	282,504	21,174,407
ING Groep NV (Certificaten Van Aandelen)	4,769,466	64,804,201
Koninklijke Boskalis Westminster NV	112,086	3,498,494
Koninklijke DSM NV	221,824	13,452,432
Koninklijke KPN NV	4,162,330	11,945,169
Koninklijke Philips Electronics NV	1,190,678	34,179,203
Mobileye NV (a)(b)	215,308	8,015,917
NN Group NV	405,943	13,049,139
NXP Semiconductors NV (a)	361,942	35,886,549
QIAGEN NV (Germany) (a)	272,619	7,526,763
Randstad Holding NV	154,172	7,828,455
RELX NV	1,224,389	19,719,168
STMicroelectronics NV	776,199	7,912,089
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,005,400	79,954,828
Vopak NV	84,241	3,937,373
Wolters Kluwer NV	372,437	13,428,625

TOTAL NETHERLANDS		568,496,333

New Zealand - 0.2%
Auckland International Airport Ltd.	1,168,050	5,091,496
Contact Energy Ltd.	887,837	2,955,201
Fletcher Building Ltd.	864,848	6,296,349
Mercury Nz Ltd.	843,575	1,798,234
Meridian Energy Ltd.	1,559,119	2,837,712
Ryman Healthcare Group Ltd.	471,403	2,921,167
Spark New Zealand Ltd.	2,246,203	5,782,416

TOTAL NEW ZEALAND		27,682,575

Norway - 0.6%
DNB ASA	1,196,993	17,630,751
Gjensidige Forsikring ASA	253,895	4,061,747
Marine Harvest ASA	467,636	8,409,396
Norsk Hydro ASA	1,646,309	7,761,942
Orkla ASA	1,002,458	8,936,956
Schibsted ASA:
(A Shares)	93,758	2,024,116
(B Shares)	110,343	2,239,599
Statoil ASA	1,382,880	23,975,701
Telenor ASA	923,538	13,626,512
Yara International ASA	218,735	8,093,018

TOTAL NORWAY		96,759,738

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,677,980	8,060,528
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	2,598,658	28
Energias de Portugal SA	2,820,711	8,152,450
Galp Energia SGPS SA Class B	561,645	7,598,487
Jeronimo Martins SGPS SA	309,073	4,884,084

TOTAL PORTUGAL		20,635,049

Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,744,783	4,476,927
CapitaCommercial Trust (REIT)	2,481,400	2,631,627
CapitaLand Ltd.	3,074,437	6,573,473
CapitaMall Trust	2,983,700	4,041,566
City Developments Ltd.	494,000	2,898,560
ComfortDelgro Corp. Ltd.	2,590,284	4,536,298
DBS Group Holdings Ltd.	2,211,864	26,925,787
Global Logistic Properties Ltd.	3,806,100	5,451,218
Hutchison Port Holdings Trust	6,729,900	2,819,354
Jardine Cycle & Carriage Ltd.	143,130	3,999,576
Keppel Corp. Ltd.	1,747,500	6,619,348
Oversea-Chinese Banking Corp. Ltd.	3,813,686	24,082,690
Sembcorp Industries Ltd.	1,175,030	2,209,046
Singapore Airlines Ltd.	649,425	4,507,894
Singapore Airport Terminal Service Ltd.	800,000	2,683,055
Singapore Exchange Ltd.	971,900	4,945,292
Singapore Press Holdings Ltd.	1,923,321	5,011,519
Singapore Technologies Engineering Ltd.	1,942,361	4,559,388
Singapore Telecommunications Ltd.	9,699,827	25,461,185
StarHub Ltd.	747,200	1,499,542
Suntec (REIT)	2,897,400	3,407,785
United Overseas Bank Ltd.	1,610,813	22,847,773
UOL Group Ltd.	582,529	2,387,184
Wilmar International Ltd.	2,308,400	5,657,797
Yangzijiang Shipbuilding Holdings Ltd.	2,309,200	1,315,616

TOTAL SINGAPORE		181,549,500

Spain - 2.9%
Abertis Infraestructuras SA	788,953	10,539,946
ACS Actividades de Construccion y Servicios SA	238,433	7,021,359
Aena SA	82,643	10,957,407
Amadeus IT Holding SA Class A	541,999	24,562,954
Banco Bilbao Vizcaya Argentaria SA	8,084,751	49,782,809
Banco de Sabadell SA	6,523,170	8,137,286
Banco Popular Espanol SA	4,108,689	3,601,249
Banco Santander SA (Spain)	17,961,674	82,051,678
Bankia SA	5,620,935	5,010,130
Bankinter SA	843,146	6,337,470
CaixaBank SA	3,988,589	11,595,501
CaixaBank SA rights 12/6/16 (a)	3,988,589	164,865
Distribuidora Internacional de Alimentacion SA	778,537	3,553,020
Enagas SA	276,024	6,801,649
Endesa SA	387,830	8,017,367
Ferrovial SA	603,234	10,692,921
Gas Natural SDG SA	422,670	7,234,664
Grifols SA	367,594	7,207,498
Iberdrola SA	6,779,017	40,802,145
Inditex SA	1,343,871	45,969,337
International Consolidated Airlines Group SA	232,466	1,261,215
International Consolidated Airlines Group SA CDI	761,807	4,132,005
MAPFRE SA (Reg.)	1,306,557	3,918,855
Red Electrica Corporacion SA	532,832	9,487,330
Repsol YPF SA	1,354,204	18,084,189
Telefonica SA	220,571	1,837,387
Telefonica SA	5,514,288	45,934,792
Zardoya Otis SA	232,368	1,815,048

TOTAL SPAIN		436,512,076

Sweden - 2.7%
Alfa Laval AB	357,525	5,365,123
ASSA ABLOY AB (B Shares)	1,238,197	23,395,814
Atlas Copco AB:
(A Shares)	826,299	24,996,468
(B Shares)	476,507	12,808,050
Boliden AB	333,124	8,603,693
Electrolux AB (B Shares)	298,795	6,988,125
Getinge AB (B Shares)	246,502	3,768,572
H&M Hennes & Mauritz AB (B Shares)	1,165,768	33,862,737
Hexagon AB (B Shares)	317,033	11,230,286
Husqvarna AB (B Shares)	515,898	3,817,717
ICA Gruppen AB (b)	97,990	2,905,871
Industrivarden AB (C Shares)	198,911	3,407,635
Investor AB (B Shares)	556,774	18,805,038
Kinnevik AB (B Shares)	287,262	7,039,208
Lundbergfoeretagen AB	45,000	2,593,301
Lundin Petroleum AB (a)	257,889	4,859,816
Nordea Bank AB	3,733,344	39,224,643
Sandvik AB	1,305,329	15,455,385
Securitas AB (B Shares)	382,115	5,613,977
Skandinaviska Enskilda Banken AB (A Shares)	1,858,777	18,521,664
Skanska AB (B Shares)	456,884	10,502,169
SKF AB (B Shares)	484,822	8,726,249
Svenska Cellulosa AB (SCA) (B Shares)	748,173	19,956,039
Svenska Handelsbanken AB (A Shares)	1,854,601	25,739,356
Swedbank AB (A Shares)	1,108,823	25,596,177
Swedish Match Co. AB	240,448	7,503,246
Tele2 AB (B Shares)	384,518	2,937,209
Telefonaktiebolaget LM Ericsson (B Shares)	3,789,512	19,448,545
TeliaSonera AB	3,157,622	11,866,589
Volvo AB (B Shares)	1,897,688	20,287,986

TOTAL SWEDEN		405,826,688

Switzerland - 8.5%
ABB Ltd. (Reg.)	2,333,893	47,571,203
Actelion Ltd.	123,206	23,751,722
Adecco SA (Reg.)	204,448	12,598,276
Aryzta AG	107,203	4,567,752
Baloise Holdings AG	62,116	7,484,223
Barry Callebaut AG	2,668	3,167,381
Coca-Cola HBC AG	240,514	5,115,829
Compagnie Financiere Richemont SA Series A	642,355	41,931,812
Credit Suisse Group AG	2,289,487	30,452,827
Dufry AG (a)	56,236	6,958,285
Ems-Chemie Holding AG	10,036	5,147,806
Galenica AG	4,783	5,057,269
Geberit AG (Reg.)	46,824	18,537,091
Givaudan SA	11,388	20,296,111
Julius Baer Group Ltd.	274,514	12,103,311
Kuehne & Nagel International AG	65,161	8,511,243
Lafargeholcim Ltd. (Reg.)	560,279	29,675,444
Lindt & Spruengli AG	126	7,325,524
Lindt & Spruengli AG (participation certificate)	1,233	6,075,863
Lonza Group AG	65,599	11,717,103
Nestle SA	3,849,644	259,075,911
Novartis AG	2,751,812	189,659,780
Pargesa Holding SA	42,251	2,680,426
Partners Group Holding AG	21,256	10,327,987
Roche Holding AG (participation certificate)	865,830	192,708,854
Schindler Holding AG:
(participation certificate)	53,961	9,585,282
(Reg.)	25,564	4,485,706
SGS SA (Reg.)	6,795	13,654,161
Sika AG	2,660	12,906,246
Sonova Holding AG Class B	65,523	7,920,504
Swatch Group AG (Bearer)	37,726	11,091,080
Swatch Group AG (Bearer) (Reg.)	61,194	3,521,048
Swiss Life Holding AG	39,088	10,749,488
Swiss Prime Site AG	85,536	6,999,700
Swiss Re Ltd.	409,561	37,705,232
Swisscom AG	31,753	13,570,059
Syngenta AG (Switzerland)	114,546	43,833,571
UBS Group AG	4,504,377	71,639,398
Zurich Insurance Group AG	185,176	48,516,308

TOTAL SWITZERLAND		1,258,676,816

United Kingdom - 16.4%
3i Group PLC	1,186,622	10,229,593
Aberdeen Asset Management PLC	1,124,898	3,772,026
Admiral Group PLC	259,500	6,172,288
Anglo American PLC (United Kingdom) (a)	1,725,814	25,588,161
Antofagasta PLC (b)	479,703	4,135,408
Ashtead Group PLC	615,198	12,061,759
Associated British Foods PLC	436,277	13,919,679
AstraZeneca PLC (United Kingdom)	1,558,263	80,622,175
Auto Trader Group PLC	1,244,050	6,221,552
Aviva PLC	4,985,104	27,865,694
Babcock International Group PLC	309,720	3,700,832
BAE Systems PLC	3,897,025	29,280,126
Barclays PLC	20,801,347	56,009,123
Barratt Developments PLC	1,229,003	7,215,022
Berkeley Group Holdings PLC	160,148	4,963,343
BHP Billiton PLC	2,597,113	42,758,511
BP PLC	23,287,618	135,092,191
British American Tobacco PLC (United Kingdom)	2,295,218	125,640,758
British Land Co. PLC	1,199,201	8,875,104
BT Group PLC	10,370,152	46,254,921
Bunzl PLC	412,151	10,623,077
Burberry Group PLC	544,770	9,740,296
Capita Group PLC	828,934	5,439,916
Carnival PLC	232,648	11,752,734
Carphone Warehouse Group PLC	1,211,430	5,029,229
Centrica PLC	6,767,424	17,806,944
Cobham PLC	2,099,259	4,315,492
Coca-Cola European Partners PLC	266,721	8,862,151
Compass Group PLC	2,019,994	34,583,709
Croda International PLC	162,137	6,617,483
Diageo PLC	3,100,258	77,515,056
Direct Line Insurance Group PLC	1,689,049	7,337,510
easyJet PLC	193,979	2,402,795
Fresnillo PLC	269,861	4,051,801
G4S PLC (United Kingdom)	1,901,498	5,807,516
GKN PLC	2,104,711	8,148,109
GlaxoSmithKline PLC	5,998,760	111,942,133
Hammerson PLC	979,851	6,675,513
Hargreaves Lansdown PLC	318,026	4,683,449
Hikma Pharmaceuticals PLC	178,455	3,798,042
HSBC Holdings PLC (United Kingdom)	24,637,242	195,288,880
ICAP PLC	675,772	4,116,866
IMI PLC	332,051	4,029,983
Imperial Tobacco Group PLC	1,175,061	50,473,213
Inmarsat PLC	552,669	4,913,104
InterContinental Hotel Group PLC	236,069	9,691,074
Intertek Group PLC	198,982	8,188,501
Intu Properties PLC (b)	1,167,325	3,930,359
Investec PLC	753,770	4,904,209
ITV PLC	4,608,065	9,686,226
J Sainsbury PLC	2,000,303	5,781,420
Johnson Matthey PLC	237,821	9,313,679
Kingfisher PLC	2,787,378	12,263,489
Land Securities Group PLC	968,875	11,758,887
Legal & General Group PLC	7,320,876	21,598,997
Lloyds Banking Group PLC	79,110,138	57,136,077
London Stock Exchange Group PLC	383,519	13,186,525
Marks & Spencer Group PLC	1,983,666	8,140,398
Mediclinic International PLC	449,799	3,992,984
Meggitt PLC	955,336	5,646,675
Merlin Entertainments PLC	855,845	4,666,691
Mondi PLC	449,829	9,190,949
National Grid PLC	4,604,280	52,326,820
Next PLC	175,593	10,774,184
Old Mutual PLC	6,040,342	14,352,026
Pearson PLC	1,008,164	9,996,229
Persimmon PLC	376,428	8,006,774
Provident Financial PLC	180,594	6,586,711
Prudential PLC	3,160,574	61,022,019
Reckitt Benckiser Group PLC	780,541	65,935,123
RELX PLC	1,352,853	23,274,483
Rio Tinto PLC	1,521,966	57,425,238
Rolls-Royce Holdings PLC	2,266,354	19,157,522
Royal Bank of Scotland Group PLC (a)	4,309,168	10,457,655
Royal Dutch Shell PLC:
Class A (Netherlands)	67,154	1,712,354
Class A (United Kingdom)	5,186,949	131,984,234
Class B (United Kingdom)	4,672,925	124,262,828
Royal Mail PLC	1,100,423	6,451,916
RSA Insurance Group PLC	1,252,349	8,463,842
Sage Group PLC	1,318,097	10,843,509
Schroders PLC	165,119	5,712,404
Scottish & Southern Energy PLC	1,284,397	23,661,518
Segro PLC	1,009,585	5,280,146
Severn Trent PLC	289,000	7,908,122
SKY PLC	1,262,751	12,339,441
Smith & Nephew PLC	1,097,695	15,432,683
Smiths Group PLC	481,071	8,493,035
St. James's Place Capital PLC	641,738	7,547,660
Standard Chartered PLC (United Kingdom) (a)	4,024,951	32,285,916
Standard Life PLC	2,412,293	10,431,110
Tate & Lyle PLC	575,465	4,881,748
Taylor Wimpey PLC	4,038,642	7,493,820
Tesco PLC (a)	10,057,300	26,251,992
The Weir Group PLC	264,896	5,992,397
Travis Perkins PLC	305,495	5,129,598
Unilever PLC	1,580,447	62,871,984
United Utilities Group PLC	837,378	9,251,432
Vodafone Group PLC	32,518,357	78,555,872
Vodafone Group PLC sponsored ADR	9,027	220,620
Whitbread PLC	222,367	9,637,734
William Hill PLC	1,067,717	4,025,150
WM Morrison Supermarkets PLC	2,720,396	7,403,177
Worldpay Group PLC	2,130,497	7,176,005

TOTAL UNITED KINGDOM		2,436,427,438

TOTAL COMMON STOCKS
(Cost $15,415,955,690)		14,483,192,770

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (a)	288,912	29,420,021
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	67,466	4,843,670
Fuchs Petrolub AG	84,880	3,363,607
Henkel AG & Co. KGaA	216,814	25,116,082
Porsche Automobil Holding SE (Germany)	187,399	9,499,747
Volkswagen AG	225,865	29,156,852

TOTAL GERMANY		71,979,958

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	7,320,761	4,569,997
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)	103,752,724	129,815
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $105,563,670)		106,099,791
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.58% to 0.62% 3/30/17 to 8/17/17 (c) (Cost $12,962,936)	13,000,000	12,963,649
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.39% (d)	151,867,305	151,897,679
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	63,391,110	63,403,788
TOTAL MONEY MARKET FUNDS
(Cost $215,310,732)		215,301,467
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $15,749,793,028)		14,817,557,677
NET OTHER ASSETS (LIABILITIES) - 0.3%		51,637,801
NET ASSETS - 100%		$14,869,195,478

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 ASX SPI 200 Index Contracts (Australia)	Dec. 2016	3,315,382	$120,087
2 CME Yen Denominated Nikkei 225 Contracts (United States)	Dec. 2016	162,711	16,820
7 Eurex Dax Index Contracts (Germany)	Dec. 2016	1,972,977	(8,903)
261 Eurex Euro Stoxx 50 Index Contracts (Germany)	Dec. 2016	8,439,702	130,958
21 Euronext CAC 40 10 Index Contracts (France)	Dec. 2016	1,018,473	16,414
10 HKFE Hang Seng Index Contracts (Hong Kong)	Dec. 2016	1,471,153	15,388
3,034 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	248,044,670	(7,207,478)
95 ICE FTSE 100 Index Contracts (United Kingdom)	Dec. 2016	8,060,762	56,404
85 OMX Stockholm 30 Index Contracts (Sweden)	Dec. 2016	1,362,168	25,608
33 SGX MSCI Singapore Index Contracts (Singapore)	Dec. 2016	743,297	21,281
71 TSE TOPIX Index Contracts (Japan)	Dec. 2016	9,147,677	958,655
TOTAL FUTURES CONTRACTS			$(5,854,766)

The face value of futures purchased as a percentage of Net Assets is 2.0%

Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
12/9/16	JPY	Goldman Sachs Bank USA	Buy	180,000,000	$1,776,206	$(202,095)
12/9/16	JPY	Goldman Sachs Bank USA	Buy	830,000,000	8,130,990	(872,587)
12/16/16	AUD	Goldman Sachs Bank USA	Buy	300,000	229,845	(8,394)
12/16/16	AUD	Goldman Sachs Bank USA	Buy	2,000,000	1,508,090	(31,750)
12/16/16	AUD	Goldman Sachs Bank USA	Buy	2,600,000	1,961,024	(41,782)
12/16/16	AUD	Goldman Sachs Bank USA	Sell	500,000	381,308	12,223
12/16/16	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,124,879	(64,121)
12/16/16	EUR	Goldman Sachs Bank USA	Buy	5,000,000	5,630,305	(326,517)
12/16/16	EUR	Goldman Sachs Bank USA	Buy	5,300,000	5,981,622	(359,607)
12/16/16	EUR	Goldman Sachs Bank USA	Sell	500,000	545,978	15,599
12/16/16	GBP	Goldman Sachs Bank USA	Buy	1,100,000	1,414,457	(37,439)
12/16/16	GBP	Goldman Sachs Bank USA	Buy	3,000,000	3,986,565	(231,061)
12/16/16	GBP	Goldman Sachs Bank USA	Buy	3,100,000	4,141,073	(260,386)
12/16/16	GBP	Goldman Sachs Bank USA	Sell	600,000	744,543	(6,558)
12/16/16	SEK	Goldman Sachs Bank USA	Buy	900,000	105,498	(7,815)
12/16/16	SEK	Goldman Sachs Bank USA	Buy	11,400,000	1,350,125	(112,807)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(2,535,097)

*Contract amount in U.S. Dollars unless otherwise noted

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,963,649.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$218,749
Fidelity Securities Lending Cash Central Fund	2,674,788
Total	$2,893,537

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,833,125,047	$780,092,929	$1,053,032,118	$--
Consumer Staples	1,633,209,498	527,286,823	1,105,922,675	--
Energy	756,780,013	74,066,955	682,713,058	--
Financials	3,066,407,406	1,021,372,972	2,045,034,345	89
Health Care	1,549,550,079	237,167,613	1,312,382,466	--
Industrials	2,080,312,310	855,945,555	1,224,366,755	--
Information Technology	807,330,624	180,132,965	627,197,659	--
Materials	1,160,977,573	546,592,905	614,384,668	--
Real Estate	567,013,401	233,443,037	333,570,361	3
Telecommunication Services	650,007,926	123,502,274	526,505,652	--
Utilities	484,578,684	269,345,066	215,233,618	--
Government Obligations	12,963,649	--	12,963,649	--
Money Market Funds	215,301,467	215,301,467	--	--
Total Investments in Securities:	$14,817,557,677	$5,064,250,561	$9,753,307,024	$92
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$27,822	$--	$27,822	$--
Futures Contracts	1,361,615	1,361,615	--	--
Total Assets	$1,389,437	$1,361,615	$27,822	$--
Liabilities
Forward Foreign Currency Contracts	$(2,562,919)	$--	$(2,562,919)	$--
Futures Contracts	(7,216,381)	(7,216,381)	--	--
Total Liabilities	$(9,779,300)	$(7,216,381)	$(2,562,919)	$--
Total Derivative Instruments:	$(8,389,863)	$(5,854,766)	$(2,535,097)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,300,693,411
Level 2 to Level 1	$824,143,868

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $15,820,448,892. Net unrealized depreciation aggregated $1,002,891,215, of which $2,363,603,566 related to appreciated investment securities and $3,366,494,781 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® 500 Index Fund (formerly Spartan® 500 Index Fund)

November 30, 2016

UEI-QTLY-0117
1.810737.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
BorgWarner, Inc.	1,111,835	$39,581
Delphi Automotive PLC	1,505,733	96,367
The Goodyear Tire & Rubber Co.	1,448,780	44,463
		180,411
Automobiles - 0.6%
Ford Motor Co.	21,542,195	257,645
General Motors Co.	7,846,214	270,930
Harley-Davidson, Inc. (a)	987,005	60,099
		588,674
Distributors - 0.1%
Genuine Parts Co.	822,043	79,105
LKQ Corp. (b)	1,695,315	55,657
		134,762
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,209,450	26,801
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	2,389,720	122,856
Chipotle Mexican Grill, Inc. (a)(b)	160,728	63,701
Darden Restaurants, Inc.	696,744	51,071
Marriott International, Inc. Class A	1,765,560	139,091
McDonald's Corp.	4,710,779	561,855
Royal Caribbean Cruises Ltd.	926,888	75,050
Starbucks Corp.	8,096,011	469,326
Wyndham Worldwide Corp.	606,539	43,665
Wynn Resorts Ltd. (a)	438,292	44,701
Yum! Brands, Inc.	1,924,670	122,005
		1,693,321
Household Durables - 0.5%
D.R. Horton, Inc.	1,870,155	51,841
Garmin Ltd. (a)	636,017	33,175
Harman International Industries, Inc.	385,220	42,132
Leggett & Platt, Inc.	737,904	35,464
Lennar Corp. Class A	1,036,997	44,114
Mohawk Industries, Inc. (b)	347,942	68,698
Newell Brands, Inc.	2,661,869	125,134
PulteGroup, Inc.	1,707,184	32,197
Whirlpool Corp.	416,471	67,652
		500,407
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (b)	2,172,119	1,630,327
Expedia, Inc.	665,114	82,507
Netflix, Inc. (b)	2,366,700	276,904
Priceline Group, Inc. (b)	274,020	412,038
TripAdvisor, Inc. (b)	630,733	30,452
		2,432,228
Leisure Products - 0.1%
Hasbro, Inc.	623,056	53,203
Mattel, Inc.	1,880,305	59,361
		112,564
Media - 3.0%
CBS Corp. Class B	2,246,055	136,380
Charter Communications, Inc. Class A (b)	1,196,474	329,401
Comcast Corp. Class A	13,261,764	921,825
Discovery Communications, Inc.:
Class A (a)(b)	832,957	22,565
Class C (non-vtg.) (a)(b)	1,237,789	32,727
Interpublic Group of Companies, Inc.	2,212,012	53,243
News Corp.:
Class A	2,100,669	24,284
Class B	661,205	7,901
Omnicom Group, Inc. (a)	1,305,751	113,522
Scripps Networks Interactive, Inc. Class A	525,512	36,397
Tegna, Inc.	1,183,118	26,537
The Walt Disney Co.	8,161,883	809,006
Time Warner, Inc.	4,293,889	394,265
Twenty-First Century Fox, Inc.:
Class A	5,873,593	165,107
Class B	2,688,906	75,451
Viacom, Inc. Class B (non-vtg.)	1,916,772	71,841
		3,220,452
Multiline Retail - 0.6%
Dollar General Corp.	1,430,876	110,635
Dollar Tree, Inc. (b)	1,301,539	114,744
Kohl's Corp.	991,400	53,367
Macy's, Inc.	1,702,823	71,859
Nordstrom, Inc. (a)	641,481	35,872
Target Corp.	3,173,403	245,114
		631,591
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	406,512	68,993
AutoNation, Inc. (a)(b)	366,312	16,359
AutoZone, Inc. (a)(b)	161,368	126,380
Bed Bath & Beyond, Inc.	852,163	38,185
Best Buy Co., Inc.	1,523,748	69,635
CarMax, Inc. (a)(b)	1,056,992	61,084
Foot Locker, Inc.	746,941	53,533
Gap, Inc. (a)	1,209,833	30,210
Home Depot, Inc.	6,820,687	882,597
L Brands, Inc.	1,326,057	93,116
Lowe's Companies, Inc.	4,828,344	340,640
O'Reilly Automotive, Inc. (a)(b)	524,027	143,845
Ross Stores, Inc.	2,189,224	147,970
Signet Jewelers Ltd. (a)	417,304	38,096
Staples, Inc.	3,590,503	34,720
Tiffany & Co., Inc. (a)	592,915	48,904
TJX Companies, Inc.	3,624,850	283,971
Tractor Supply Co.	737,866	55,392
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	323,641	83,985
Urban Outfitters, Inc. (a)(b)	491,436	15,529
		2,633,144
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,539,838	56,035
Hanesbrands, Inc.	2,085,543	48,447
Michael Kors Holdings Ltd. (a)(b)	932,985	43,374
NIKE, Inc. Class B	7,443,334	372,688
PVH Corp.	442,885	46,919
Ralph Lauren Corp.	311,216	32,556
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,012,355	31,181
Class C (non-vtg.)	1,017,612	26,234
VF Corp.	1,831,569	99,839
		757,273

TOTAL CONSUMER DISCRETIONARY		12,911,628

CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	1,006,858	45,661
Constellation Brands, Inc. Class A (sub. vtg.)	977,914	147,802
Dr. Pepper Snapple Group, Inc.	1,023,484	88,777
Molson Coors Brewing Co. Class B	1,016,869	99,684
Monster Beverage Corp. (b)	2,238,247	100,162
PepsiCo, Inc.	7,944,524	795,247
The Coca-Cola Co.	21,443,035	865,226
		2,142,559
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	2,418,238	363,002
CVS Health Corp.	5,885,782	452,558
Kroger Co.	5,238,680	169,209
Sysco Corp.	2,819,319	150,129
Wal-Mart Stores, Inc.	8,367,035	589,290
Walgreens Boots Alliance, Inc.	4,719,989	399,925
Whole Foods Market, Inc. (a)	1,759,880	53,483
		2,177,596
Food Products - 1.6%
Archer Daniels Midland Co.	3,211,482	138,832
Campbell Soup Co.	1,073,401	61,066
ConAgra Foods, Inc.	2,300,755	84,415
General Mills, Inc.	3,295,710	200,841
Hormel Foods Corp.	1,491,732	51,077
Kellogg Co.	1,392,135	100,234
McCormick & Co., Inc. (non-vtg.)	635,051	57,917
Mead Johnson Nutrition Co. Class A	1,019,365	73,486
Mondelez International, Inc.	8,586,955	354,126
The Hershey Co.	774,847	74,881
The J.M. Smucker Co.	642,658	80,943
The Kraft Heinz Co.	3,289,069	268,552
Tyson Foods, Inc. Class A	1,641,979	93,281
		1,639,651
Household Products - 1.8%
Church & Dwight Co., Inc.	1,422,008	62,270
Clorox Co.	714,702	82,591
Colgate-Palmolive Co.	4,921,272	321,015
Kimberly-Clark Corp.	1,985,284	229,519
Procter & Gamble Co.	14,732,195	1,214,817
		1,910,212
Personal Products - 0.1%
Coty, Inc. Class A (a)	2,604,180	48,724
Estee Lauder Companies, Inc. Class A	1,219,663	94,768
		143,492
Tobacco - 1.6%
Altria Group, Inc.	10,785,784	689,535
Philip Morris International, Inc.	8,563,726	756,006
Reynolds American, Inc.	4,569,989	247,236
		1,692,777

TOTAL CONSUMER STAPLES		9,706,287

ENERGY - 7.4%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	2,362,124	151,955
FMC Technologies, Inc. (b)	1,245,520	42,672
Halliburton Co.	4,753,511	252,364
Helmerich & Payne, Inc. (a)	596,553	45,129
National Oilwell Varco, Inc.	2,084,621	77,881
Schlumberger Ltd.	7,676,990	645,251
Transocean Ltd. (United States) (a)(b)	2,141,715	27,628
		1,242,880
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	3,012,444	208,311
Apache Corp. (a)	2,094,513	138,133
Cabot Oil & Gas Corp.	2,567,737	56,798
Chesapeake Energy Corp. (a)(b)	4,114,221	28,800
Chevron Corp.	10,414,078	1,161,795
Cimarex Energy Co.	524,353	72,298
Concho Resources, Inc. (a)(b)	784,638	112,219
ConocoPhillips Co.	6,836,867	331,725
Devon Energy Corp.	2,890,407	139,693
EOG Resources, Inc.	3,039,697	311,630
EQT Corp.	953,608	66,829
Exxon Mobil Corp.	22,890,579	1,998,348
Hess Corp.	1,485,904	83,151
Kinder Morgan, Inc.	10,597,780	235,271
Marathon Oil Corp.	4,677,089	84,468
Marathon Petroleum Corp.	2,918,892	137,246
Murphy Oil Corp. (a)	893,548	30,300
Newfield Exploration Co. (b)	1,096,345	49,577
Noble Energy, Inc.	2,371,900	90,512
Occidental Petroleum Corp.	4,217,069	300,930
ONEOK, Inc.	1,161,611	63,807
Phillips 66 Co.	2,453,322	203,822
Pioneer Natural Resources Co.	936,279	178,867
Range Resources Corp.	1,037,748	36,508
Southwestern Energy Co. (b)	2,724,004	30,917
Spectra Energy Corp.	3,870,259	158,487
Tesoro Corp.	655,746	53,345
The Williams Companies, Inc.	3,770,439	115,752
Valero Energy Corp.	2,546,721	156,776
		6,636,315

TOTAL ENERGY		7,879,195

FINANCIALS - 14.5%
Banks - 6.5%
Bank of America Corp.	56,333,126	1,189,756
BB&T Corp.	4,496,250	203,455
Citigroup, Inc.	16,038,415	904,406
Citizens Financial Group, Inc.	2,867,614	96,094
Comerica, Inc.	959,990	61,199
Fifth Third Bancorp	4,230,582	110,080
Huntington Bancshares, Inc.	5,992,345	74,665
JPMorgan Chase & Co.	19,939,073	1,598,515
KeyCorp	5,973,919	103,409
M&T Bank Corp.	865,405	124,566
Peoples United Financial, Inc.	1,716,574	32,134
PNC Financial Services Group, Inc.	2,712,705	299,862
Regions Financial Corp.	6,929,018	93,819
SunTrust Banks, Inc.	2,767,923	143,794
U.S. Bancorp	8,881,223	440,686
Wells Fargo & Co.	25,067,450	1,326,569
Zions Bancorporation (a)	1,132,265	45,053
		6,848,062
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)(b)	297,388	44,043
Ameriprise Financial, Inc.	891,086	101,771
Bank of New York Mellon Corp.	5,893,836	279,486
BlackRock, Inc. Class A	673,515	249,733
Charles Schwab Corp.	6,646,025	256,935
CME Group, Inc.	1,870,550	211,204
E*TRADE Financial Corp. (b)	1,510,811	52,138
Franklin Resources, Inc.	1,940,005	76,165
Goldman Sachs Group, Inc.	2,081,577	456,469
IntercontinentalExchange, Inc.	3,288,252	182,169
Invesco Ltd.	2,262,842	70,850
Legg Mason, Inc.	509,122	16,241
Moody's Corp.	923,545	92,816
Morgan Stanley	8,126,333	336,105
Northern Trust Corp.	1,175,790	96,591
S&P Global, Inc.	1,457,348	173,410
State Street Corp.	2,023,805	159,476
T. Rowe Price Group, Inc.	1,372,072	101,616
The NASDAQ OMX Group, Inc.	630,211	40,390
		2,997,608
Consumer Finance - 0.8%
American Express Co.	4,283,588	308,590
Capital One Financial Corp.	2,793,676	234,781
Discover Financial Services	2,228,125	151,000
Navient Corp.	1,750,104	30,154
Synchrony Financial	4,373,307	151,141
		875,666
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	10,481,059	1,650,138
Leucadia National Corp.	1,790,511	39,427
		1,689,565
Insurance - 2.8%
AFLAC, Inc.	2,260,960	161,387
Allstate Corp.	2,050,560	143,375
American International Group, Inc.	5,614,804	355,586
Aon PLC	1,466,180	167,291
Arthur J. Gallagher & Co.	977,257	49,205
Assurant, Inc.	314,727	27,174
Chubb Ltd.	2,567,356	328,622
Cincinnati Financial Corp.	826,737	63,444
Hartford Financial Services Group, Inc.	2,130,643	100,396
Lincoln National Corp.	1,285,089	82,374
Loews Corp.	1,525,953	68,134
Marsh & McLennan Companies, Inc.	2,860,802	198,282
MetLife, Inc.	6,066,057	333,694
Principal Financial Group, Inc.	1,476,457	85,177
Progressive Corp.	3,212,327	106,970
Prudential Financial, Inc.	2,412,353	242,683
The Travelers Companies, Inc.	1,591,385	180,383
Torchmark Corp.	614,869	43,096
Unum Group	1,295,290	54,752
Willis Group Holdings PLC	716,352	89,093
XL Group Ltd.	1,517,916	54,842
		2,935,960

TOTAL FINANCIALS		15,346,861

HEALTH CARE - 13.6%
Biotechnology - 2.8%
AbbVie, Inc.	8,989,972	546,590
Alexion Pharmaceuticals, Inc. (b)	1,237,907	151,755
Amgen, Inc.	4,131,146	595,174
Biogen, Inc. (b)	1,209,605	355,709
Celgene Corp. (b)	4,278,835	507,085
Gilead Sciences, Inc.	7,284,853	536,894
Regeneron Pharmaceuticals, Inc. (b)	416,612	157,996
Vertex Pharmaceuticals, Inc. (b)	1,367,804	111,626
		2,962,829
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	8,114,752	308,929
Baxter International, Inc.	2,702,162	119,895
Becton, Dickinson & Co.	1,175,406	198,761
Boston Scientific Corp. (b)	7,511,653	153,688
C.R. Bard, Inc.	405,491	85,376
Danaher Corp.	3,354,514	262,222
Dentsply Sirona, Inc.	1,286,287	74,836
Edwards Lifesciences Corp. (b)	1,175,147	97,361
Hologic, Inc. (b)	1,531,447	58,624
Intuitive Surgical, Inc. (b)	212,491	136,789
Medtronic PLC	7,628,643	556,967
St. Jude Medical, Inc.	1,572,881	124,572
Stryker Corp.	1,714,982	194,925
The Cooper Companies, Inc.	269,069	44,259
Varian Medical Systems, Inc. (a)(b)	515,487	46,306
Zimmer Biomet Holdings, Inc.	1,104,118	112,465
		2,575,975
Health Care Providers & Services - 2.7%
Aetna, Inc.	1,936,506	253,372
AmerisourceBergen Corp.	923,407	72,017
Anthem, Inc.	1,452,772	207,064
Cardinal Health, Inc.	1,758,693	124,885
Centene Corp. (b)	942,513	54,317
Cigna Corp.	1,416,332	190,837
DaVita HealthCare Partners, Inc. (b)	913,713	57,884
Express Scripts Holding Co. (b)	3,478,971	263,984
HCA Holdings, Inc. (b)	1,630,375	115,577
Henry Schein, Inc. (b)	451,535	67,261
Humana, Inc.	822,888	174,979
Laboratory Corp. of America Holdings (b)	564,722	71,070
McKesson Corp.	1,245,933	179,178
Patterson Companies, Inc. (a)	459,969	17,819
Quest Diagnostics, Inc.	767,409	67,118
UnitedHealth Group, Inc.	5,257,445	832,359
Universal Health Services, Inc. Class B	497,359	61,185
		2,810,906
Health Care Technology - 0.1%
Cerner Corp. (b)	1,659,174	82,594
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,796,965	79,031
Illumina, Inc. (b)	809,270	107,746
Mettler-Toledo International, Inc. (b)	146,232	60,251
PerkinElmer, Inc.	603,928	30,631
Thermo Fisher Scientific, Inc.	2,176,434	304,940
Waters Corp. (b)	444,789	59,855
		642,454
Pharmaceuticals - 5.0%
Allergan PLC (a)	2,070,538	402,306
Bristol-Myers Squibb Co.	9,223,574	520,579
Eli Lilly & Co.	5,362,279	359,916
Endo International PLC (a)(b)	1,094,461	17,522
Johnson & Johnson	15,102,747	1,680,936
Mallinckrodt PLC (b)	594,603	31,336
Merck & Co., Inc.	15,264,663	934,045
Mylan N.V. (b)	2,539,448	92,969
Perrigo Co. PLC	790,948	68,290
Pfizer, Inc.	33,483,965	1,076,175
Zoetis, Inc. Class A	2,732,771	137,677
		5,321,751

TOTAL HEALTH CARE		14,396,509

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.3%
Arconic, Inc.	2,420,403	46,665
General Dynamics Corp.	1,584,106	277,773
L-3 Communications Holdings, Inc.	426,385	67,271
Lockheed Martin Corp.	1,393,539	369,636
Northrop Grumman Corp.	985,780	246,100
Raytheon Co.	1,629,001	243,601
Rockwell Collins, Inc.	717,253	66,504
Textron, Inc.	1,487,511	68,470
The Boeing Co.	3,202,623	482,187
TransDigm Group, Inc.	276,395	69,494
United Technologies Corp.	4,296,649	462,835
		2,400,536
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (a)	787,780	58,965
Expeditors International of Washington, Inc.	999,453	52,711
FedEx Corp.	1,348,501	258,467
United Parcel Service, Inc. Class B	3,816,000	442,351
		812,494
Airlines - 0.6%
Alaska Air Group, Inc.	679,489	55,902
American Airlines Group, Inc.	2,925,256	135,849
Delta Air Lines, Inc.	4,134,165	199,184
Southwest Airlines Co.	3,423,846	159,585
United Continental Holdings, Inc. (b)	1,619,596	111,671
		662,191
Building Products - 0.4%
Allegion PLC	529,382	35,421
Fortune Brands Home & Security, Inc.	849,579	46,854
Masco Corp.	1,822,872	57,694
Tyco International Ltd.	5,210,809	234,382
		374,351
Commercial Services & Supplies - 0.3%
Cintas Corp.	471,705	54,057
Pitney Bowes, Inc.	1,024,505	14,702
Republic Services, Inc.	1,286,963	71,414
Stericycle, Inc. (a)(b)	469,454	34,256
Waste Management, Inc.	2,246,225	156,158
		330,587
Construction & Engineering - 0.1%
Fluor Corp.	768,684	41,132
Jacobs Engineering Group, Inc. (b)	670,314	41,566
Quanta Services, Inc. (b)	833,945	28,121
		110,819
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	242,284	60,913
AMETEK, Inc.	1,283,013	60,751
Eaton Corp. PLC	2,510,062	166,944
Emerson Electric Co.	3,552,491	200,503
Fortive Corp.	1,659,676	91,266
Rockwell Automation, Inc.	714,322	95,512
		675,889
Industrial Conglomerates - 2.5%
3M Co.	3,336,444	573,001
General Electric Co.	49,468,321	1,521,646
Honeywell International, Inc.	4,200,227	478,574
Roper Technologies, Inc.	559,423	101,317
		2,674,538
Machinery - 1.4%
Caterpillar, Inc.	3,225,106	308,191
Cummins, Inc.	856,466	121,430
Deere & Co. (a)	1,596,841	160,003
Dover Corp.	856,832	62,215
Flowserve Corp.	719,731	34,151
Illinois Tool Works, Inc.	1,763,524	220,758
Ingersoll-Rand PLC	1,424,216	106,161
PACCAR, Inc.	1,935,005	120,261
Parker Hannifin Corp.	739,168	102,693
Pentair PLC	919,741	52,848
Snap-On, Inc.	320,655	53,614
Stanley Black & Decker, Inc.	830,390	98,509
Xylem, Inc.	989,131	51,019
		1,491,853
Professional Services - 0.3%
Dun & Bradstreet Corp.	200,425	24,396
Equifax, Inc.	658,760	75,395
Nielsen Holdings PLC	1,854,283	79,920
Robert Half International, Inc.	718,406	32,235
Verisk Analytics, Inc. (b)	867,465	72,069
		284,015
Road & Rail - 0.9%
CSX Corp.	5,222,115	187,004
J.B. Hunt Transport Services, Inc.	485,178	46,271
Kansas City Southern	596,094	52,879
Norfolk Southern Corp.	1,620,472	172,515
Ryder System, Inc.	295,212	23,115
Union Pacific Corp.	4,597,900	465,905
		947,689
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	1,595,167	75,611
United Rentals, Inc. (a)(b)	475,631	48,091
W.W. Grainger, Inc. (a)	306,866	70,754
		194,456

TOTAL INDUSTRIALS		10,959,418

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.0%
Cisco Systems, Inc.	27,765,309	827,962
F5 Networks, Inc. (b)	365,469	51,440
Harris Corp.	685,727	71,014
Juniper Networks, Inc.	2,114,055	58,221
Motorola Solutions, Inc.	920,371	73,860
		1,082,497
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,704,241	116,331
Corning, Inc.	5,251,007	126,182
FLIR Systems, Inc.	757,827	27,214
TE Connectivity Ltd.	1,962,728	132,759
		402,486
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (b)	964,521	64,334
Alphabet, Inc.:
Class A (b)	1,627,615	1,262,834
Class C (b)	1,631,233	1,236,540
eBay, Inc. (b)	5,796,203	161,192
Facebook, Inc. Class A (b)	12,823,333	1,518,539
VeriSign, Inc. (a)(b)	512,762	40,431
Yahoo!, Inc. (b)	4,833,761	198,281
		4,482,151
IT Services - 3.7%
Accenture PLC Class A	3,436,592	410,432
Alliance Data Systems Corp.	323,095	73,918
Automatic Data Processing, Inc.	2,518,215	241,799
Cognizant Technology Solutions Corp. Class A (b)	3,350,482	184,545
CSRA, Inc.	803,909	25,733
Fidelity National Information Services, Inc.	1,809,678	139,689
Fiserv, Inc. (b)	1,213,436	126,950
Global Payments, Inc.	848,077	58,136
IBM Corp.	4,801,620	778,919
MasterCard, Inc. Class A	5,293,549	541,001
Paychex, Inc.	1,771,304	104,418
PayPal Holdings, Inc. (b)	6,196,124	243,384
Teradata Corp. (a)(b)	719,842	19,328
The Western Union Co. (a)	2,692,418	56,622
Total System Services, Inc.	913,340	44,955
Visa, Inc. Class A	10,413,603	805,180
Xerox Corp.	4,698,707	43,933
		3,898,942
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	1,697,336	126,010
Applied Materials, Inc.	5,966,814	192,131
Broadcom Ltd.	2,183,367	372,242
First Solar, Inc. (a)(b)	423,791	12,849
Intel Corp.	26,116,342	906,237
KLA-Tencor Corp.	861,133	68,753
Lam Research Corp.	884,677	93,793
Linear Technology Corp.	1,323,321	82,747
Microchip Technology, Inc. (a)	1,188,446	78,651
Micron Technology, Inc. (b)	5,732,181	111,949
NVIDIA Corp.	2,953,338	272,298
Qorvo, Inc. (a)(b)	706,019	37,708
Qualcomm, Inc.	8,134,917	554,232
Skyworks Solutions, Inc.	1,035,026	79,542
Texas Instruments, Inc.	5,537,979	409,423
Xilinx, Inc.	1,399,287	75,534
		3,474,099
Software - 4.3%
Activision Blizzard, Inc.	3,765,642	137,860
Adobe Systems, Inc. (b)	2,750,695	282,799
Autodesk, Inc. (b)	1,077,918	78,268
CA Technologies, Inc.	1,734,530	55,436
Citrix Systems, Inc. (b)	859,654	74,558
Electronic Arts, Inc. (b)	1,660,301	131,562
Intuit, Inc.	1,352,690	153,774
Microsoft Corp.	43,016,701	2,592,186
Oracle Corp.	16,613,730	667,706
Red Hat, Inc. (b)	999,697	79,086
Salesforce.com, Inc. (b)	3,554,494	255,924
Symantec Corp.	3,398,210	82,882
		4,592,041
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	29,745,597	3,287,470
Hewlett Packard Enterprise Co.	9,173,096	218,320
HP, Inc.	9,444,478	145,445
NetApp, Inc.	1,538,320	56,241
Seagate Technology LLC (a)	1,648,398	66,101
Western Digital Corp.	1,569,217	99,896
		3,873,473

TOTAL INFORMATION TECHNOLOGY		21,805,689

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,195,412	172,689
Albemarle Corp. U.S.	620,494	54,467
CF Industries Holdings, Inc.	1,286,938	37,244
E.I. du Pont de Nemours & Co.	4,826,499	355,279
Eastman Chemical Co.	815,408	61,253
Ecolab, Inc.	1,448,711	169,108
FMC Corp.	738,660	41,454
International Flavors & Fragrances, Inc.	439,368	53,185
LyondellBasell Industries NV Class A	1,881,812	169,965
Monsanto Co.	2,415,533	248,099
PPG Industries, Inc.	1,469,946	141,012
Praxair, Inc.	1,574,554	189,419
Sherwin-Williams Co.	442,908	118,996
The Dow Chemical Co. (a)	6,220,393	346,600
The Mosaic Co.	1,933,167	54,902
		2,213,672
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	350,194	76,850
Vulcan Materials Co.	734,592	92,301
		169,151
Containers & Packaging - 0.3%
Avery Dennison Corp.	490,513	35,346
Ball Corp.	961,789	72,192
International Paper Co.	2,269,941	110,592
Owens-Illinois, Inc. (b)	894,734	16,436
Sealed Air Corp.	1,085,851	49,515
WestRock Co.	1,388,318	71,082
		355,163
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	6,745,741	103,547
Newmont Mining Corp.	2,928,994	95,017
Nucor Corp.	1,757,407	109,293
		307,857

TOTAL MATERIALS		3,045,843

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	2,348,809	240,213
Apartment Investment & Management Co. Class A	864,545	36,397
AvalonBay Communities, Inc.	758,009	124,685
Boston Properties, Inc.	848,425	105,103
Crown Castle International Corp.	1,990,633	166,138
Digital Realty Trust, Inc. (a)	877,318	81,003
Equinix, Inc.	392,352	132,913
Equity Residential (SBI)	2,017,963	121,098
Essex Property Trust, Inc.	361,549	78,066
Extra Space Storage, Inc.	694,388	48,718
Federal Realty Investment Trust (SBI)	391,408	54,962
General Growth Properties, Inc.	3,223,429	81,682
HCP, Inc.	2,581,179	76,222
Host Hotels & Resorts, Inc.	4,098,693	73,121
Iron Mountain, Inc.	1,351,478	44,599
Kimco Realty Corp.	2,318,796	59,222
Prologis, Inc.	2,908,906	148,063
Public Storage	823,207	172,297
Realty Income Corp.	1,427,367	79,133
Simon Property Group, Inc.	1,734,598	311,621
SL Green Realty Corp.	553,792	58,348
The Macerich Co.	665,997	45,215
UDR, Inc.	1,474,229	50,183
Ventas, Inc.	1,939,543	117,187
Vornado Realty Trust	948,555	92,721
Welltower, Inc.	1,975,783	124,040
Weyerhaeuser Co.	4,133,194	127,426
		2,850,376
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	1,648,902	47,884

TOTAL REAL ESTATE		2,898,260

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	33,960,628	1,311,899
CenturyLink, Inc.	3,013,896	70,887
Frontier Communications Corp. (a)	6,475,655	23,636
Level 3 Communications, Inc. (b)	1,607,583	88,530
Verizon Communications, Inc.	22,502,240	1,122,862
		2,617,814
UTILITIES - 3.0%
Electric Utilities - 1.9%
Alliant Energy Corp.	1,254,942	45,078
American Electric Power Co., Inc.	2,714,360	160,283
Duke Energy Corp.	3,803,094	280,554
Edison International	1,798,561	123,687
Entergy Corp.	988,027	67,907
Eversource Energy	1,751,065	90,390
Exelon Corp.	5,094,491	165,622
FirstEnergy Corp.	2,347,202	73,444
NextEra Energy, Inc.	2,578,364	294,527
PG&E Corp.	2,751,882	161,811
Pinnacle West Capital Corp.	613,715	45,372
PPL Corp.	3,743,254	125,249
Southern Co.	5,402,710	252,955
Xcel Energy, Inc.	2,804,032	109,385
		1,996,264
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	1,740,427	19,736
The AES Corp.	3,638,342	41,659
		61,395
Multi-Utilities - 1.0%
Ameren Corp.	1,339,408	65,792
CenterPoint Energy, Inc.	2,377,476	56,727
CMS Energy Corp.	1,540,295	61,951
Consolidated Edison, Inc.	1,680,449	117,245
Dominion Resources, Inc.	3,454,374	253,171
DTE Energy Co.	990,527	92,208
NiSource, Inc.	1,778,544	39,021
Public Service Enterprise Group, Inc.	2,792,793	115,370
SCANA Corp.	788,939	55,644
Sempra Energy	1,378,966	137,621
WEC Energy Group, Inc.	1,742,304	97,586
		1,092,336
Water Utilities - 0.1%
American Water Works Co., Inc.	982,065	71,170

TOTAL UTILITIES		3,221,165

TOTAL COMMON STOCKS
(Cost $62,441,731)		104,788,669
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.48% to 0.57% 3/2/17 to 3/30/17 (c)
(Cost $49,925)	50,000	49,929
	Shares	Value (000s)

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.39% (d)	867,749,759	$867,923
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	1,950,505,840	1,950,896
TOTAL MONEY MARKET FUNDS
(Cost $2,818,370)		2,818,819
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $65,310,026)		107,657,417
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,787,973)
NET ASSETS - 100%		$105,869,444

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
9,960 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	1,095,002	$27,603

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $45,289,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,835
Fidelity Securities Lending Cash Central Fund	5,851
Total	$8,686

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$12,911,628	$12,911,628	$--	$--
Consumer Staples	9,706,287	9,706,287	--	--
Energy	7,879,195	7,879,195	--	--
Financials	15,346,861	15,346,861	--	--
Health Care	14,396,509	14,396,509	--	--
Industrials	10,959,418	10,959,418	--	--
Information Technology	21,805,689	21,805,689	--	--
Materials	3,045,843	3,045,843	--	--
Real Estate	2,898,260	2,898,260	--	--
Telecommunication Services	2,617,814	2,617,814	--	--
Utilities	3,221,165	3,221,165	--	--
U.S. Government and Government Agency Obligations	49,929	--	49,929	--
Money Market Funds	2,818,819	2,818,819	--	--
Total Investments in Securities:	$107,657,417	$107,607,488	$49,929	$--
Derivative Instruments:
Assets
Futures Contracts	$27,603	$27,603	$--	$--
Total Assets	$27,603	$27,603	$--	$--
Total Derivative Instruments:	$27,603	$27,603	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $65,801,721,000. Net unrealized appreciation aggregated $41,855,696,000, of which $45,273,598,000 related to appreciated investment securities and $3,417,902,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund (formerly Spartan® Extended Market Index Fund)

November 30, 2016

SEI-QTLY-0117
1.810690.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.3%
Adient PLC (a)	377,695	$20,229,344
American Axle & Manufacturing Holdings, Inc. (a)	303,653	4,755,206
Autoliv, Inc. (b)	356,142	36,846,451
Clean Diesel Technologies, Inc. (a)(b)	6,695	17,340
Cooper Tire & Rubber Co.	223,379	8,555,416
Cooper-Standard Holding, Inc. (a)	72,161	6,878,387
Dana Holding Corp.	586,317	9,902,894
Dorman Products, Inc. (a)(b)	125,433	9,061,280
Drew Industries, Inc.	97,604	10,258,180
Federal-Mogul Corp. Class A (a)	138,720	1,327,550
Fox Factory Holding Corp. (a)	96,922	2,432,742
Gentex Corp. (b)	1,143,874	21,150,230
Gentherm, Inc. (a)(b)	143,807	4,580,253
Hertz Global Holdings, Inc. (a)(b)	298,456	7,515,122
Horizon Global Corp. (a)	71,592	1,647,332
Lear Corp.	285,399	36,962,024
Metaldyne Performance Group, Inc.	63,050	1,273,610
Modine Manufacturing Co. (a)	193,590	2,274,683
Motorcar Parts of America, Inc. (a)(b)	79,994	1,956,653
Shiloh Industries, Inc. (a)	30,442	214,616
Spartan Motors, Inc.	139,927	1,252,347
Standard Motor Products, Inc.	86,640	4,326,802
Stoneridge, Inc. (a)	109,376	1,735,797
Strattec Security Corp.	14,358	558,526
Superior Industries International, Inc.	96,645	2,430,622
Sypris Solutions, Inc. (a)	33,998	33,318
Tenneco, Inc. (a)	227,828	13,430,461
Tower International, Inc.	92,132	2,413,858
Unique Fabricating, Inc. (b)	9,604	136,857
UQM Technologies, Inc. (a)(b)	137,888	68,227
Visteon Corp.	140,193	11,028,983
VOXX International Corp. (a)	83,482	404,888
Workhorse Group, Inc. (a)(b)	52,613	389,862
		226,049,861
Automobiles - 0.7%
Tesla Motors, Inc. (a)(b)	497,696	94,263,555
Thor Industries, Inc.	190,775	19,186,242
Winnebago Industries, Inc. (b)	112,011	3,634,757
		117,084,554
Distributors - 0.1%
Core-Mark Holding Co., Inc.	186,606	6,812,985
Educational Development Corp. (b)	16,502	149,343
Fenix Parts, Inc. (a)	54,314	186,297
Pool Corp.	159,901	16,087,640
Weyco Group, Inc.	21,447	617,030
		23,853,295
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	64,870	1,498,497
Apollo Education Group, Inc. Class A (non-vtg.) (a)	447,124	4,216,379
Ascent Capital Group, Inc. (a)	47,464	857,674
Bridgepoint Education, Inc. (a)	58,229	591,607
Bright Horizons Family Solutions, Inc. (a)	177,605	12,222,776
Cambium Learning Group, Inc. (a)	48,546	241,759
Capella Education Co.	47,927	4,181,631
Career Education Corp. (a)	274,024	2,737,500
Carriage Services, Inc.	65,607	1,780,574
Chegg, Inc. (a)(b)	244,053	1,974,389
Collectors Universe, Inc.	19,242	384,070
DeVry, Inc.	226,816	6,770,458
Graham Holdings Co.	19,061	9,335,125
Grand Canyon Education, Inc. (a)	192,494	10,991,407
Houghton Mifflin Harcourt Co. (a)	412,386	4,556,865
K12, Inc. (a)	135,053	1,982,578
Liberty Tax, Inc.	27,950	343,785
LifeLock, Inc. (a)	331,519	7,893,467
Lincoln Educational Services Corp. (a)	84,172	166,661
National American University Holdings, Inc.	23,237	46,242
Regis Corp. (a)(b)	150,570	2,032,695
Service Corp. International	769,064	20,757,037
ServiceMaster Global Holdings, Inc. (a)(b)	547,424	20,922,545
Sotheby's Class A (Ltd. vtg.) (b)	197,658	7,720,521
Strayer Education, Inc. (a)	42,800	3,134,244
Universal Technical Institute, Inc. (b)	87,539	219,723
Weight Watchers International, Inc. (a)(b)	107,213	1,127,881
		128,688,090
Hotels, Restaurants & Leisure - 3.8%
AG&E Holdings, Inc. (a)	4,238	720
ARAMARK Holdings Corp.	982,676	33,813,881
Ark Restaurants Corp.	8,457	186,646
Belmond Ltd. Class A (a)	352,196	4,560,938
Biglari Holdings, Inc. (a)	4,573	2,144,417
BJ's Restaurants, Inc. (a)(b)	82,017	3,042,831
Bloomin' Brands, Inc.	459,476	8,546,254
Bob Evans Farms, Inc. (b)	92,397	4,125,526
Bojangles', Inc. (a)(b)	39,333	704,061
Boyd Gaming Corp. (a)(b)	322,879	6,083,040
Bravo Brio Restaurant Group, Inc. (a)	63,389	263,064
Brinker International, Inc.	201,000	10,675,110
Buffalo Wild Wings, Inc. (a)(b)	74,718	12,597,455
Caesars Entertainment Corp. (a)(b)	234,777	1,760,828
Carrols Restaurant Group, Inc. (a)	142,178	1,933,621
Century Casinos, Inc. (a)	79,328	547,363
Chanticleer Holdings, Inc. (a)(b)	92,136	47,911
Choice Hotels International, Inc.	149,886	7,711,635
Churchill Downs, Inc.	49,394	7,562,221
Chuy's Holdings, Inc. (a)(b)	75,025	2,352,034
ClubCorp Holdings, Inc.	263,944	3,431,272
Cracker Barrel Old Country Store, Inc. (b)	96,997	15,785,292
Dave & Buster's Entertainment, Inc. (a)	150,685	7,059,592
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,638,317
Del Taco Restaurants, Inc. (a)(b)	122,999	1,785,945
Denny's Corp. (a)	321,735	3,889,776
DineEquity, Inc.	66,966	5,597,018
Diversified Restaurant Holdings, Inc. (a)	33,035	46,249
Domino's Pizza, Inc.	193,288	32,480,116
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	30,921
Dover Motorsports, Inc.	22,686	53,312
Dunkin' Brands Group, Inc. (b)	374,255	20,318,304
El Pollo Loco Holdings, Inc. (a)(b)	83,188	1,048,169
Eldorado Resorts, Inc. (a)(b)	92,167	1,267,296
Empire Resorts, Inc. (a)(b)	9,364	204,135
Entertainment Gaming Asia, Inc. (a)	10,477	13,620
Extended Stay America, Inc. unit	397,614	6,186,874
Famous Dave's of America, Inc. (a)	21,114	98,180
Fiesta Restaurant Group, Inc. (a)(b)	106,477	3,050,566
Flanigan's Enterprises, Inc.	1,120	26,320
Fogo de Chao, Inc. (a)(b)	21,517	298,010
Full House Resorts, Inc. (a)	24,413	48,826
Gaming Partners International Corp.	1,584	18,406
Golden Entertainment, Inc.	33,424	415,126
Good Times Restaurants, Inc. (a)(b)	41,006	131,219
Habit Restaurants, Inc. Class A (a)(b)	68,059	1,143,391
Hilton Worldwide Holdings, Inc.	2,323,731	58,255,936
Hyatt Hotels Corp. Class A (a)(b)	99,211	5,093,493
Ignite Restaurant Group, Inc. (a)(b)	28,225	7,680
Ilg, Inc.	438,389	7,921,689
International Speedway Corp. Class A	111,755	4,112,584
Intrawest Resorts Holdings, Inc. (a)	62,384	1,094,215
Isle of Capri Casinos, Inc. (a)	101,742	2,281,056
J. Alexanders Holdings, Inc. (a)	59,031	560,795
Jack in the Box, Inc.	130,796	13,605,400
Jamba, Inc. (a)(b)	61,744	612,500
Kona Grill, Inc. (a)(b)	43,155	530,807
La Quinta Holdings, Inc. (a)	326,056	3,958,320
Las Vegas Sands Corp.	1,474,975	92,436,683
Lindblad Expeditions Holdings (a)	89,178	852,542
Luby's, Inc. (a)	54,955	234,108
Marcus Corp.	82,737	2,482,110
Marriott Vacations Worldwide Corp. (b)	101,299	7,864,854
MGM Mirage, Inc. (a)	1,902,955	54,633,838
Monarch Casino & Resort, Inc. (a)	49,255	1,225,464
Morgans Hotel Group Co. (a)(b)	123,906	266,398
Nathan's Famous, Inc. (a)(b)	14,327	886,125
Noodles & Co. (a)(b)	86,399	362,876
Norwegian Cruise Line Holdings Ltd. (a)	657,305	26,167,312
Panera Bread Co. Class A (a)(b)	90,901	19,281,011
Papa John's International, Inc. (b)	114,237	10,093,981
Papa Murphy's Holdings, Inc. (a)(b)	43,281	205,152
Peak Resorts, Inc.	18,903	90,734
Penn National Gaming, Inc. (a)	303,894	4,035,712
Pinnacle Entertainment, Inc. (b)	246,572	3,360,776
Planet Fitness, Inc. (b)	202,004	4,094,621
Popeyes Louisiana Kitchen, Inc. (a)	90,437	5,415,368
Potbelly Corp. (a)(b)	111,393	1,520,514
Rave Restaurant Group, Inc. (a)(b)	27,514	59,430
RCI Hospitality Holdings, Inc.	25,778	313,976
Red Lion Hotels Corp. (a)	67,680	595,584
Red Robin Gourmet Burgers, Inc. (a)(b)	55,459	2,853,366
Red Rock Resorts, Inc.	122,366	2,804,629
Ruby Tuesday, Inc. (a)(b)	246,313	743,865
Ruth's Hospitality Group, Inc.	146,679	2,493,543
Scientific Games Corp. Class A (a)(b)	205,270	3,027,733
SeaWorld Entertainment, Inc. (b)	261,360	4,416,984
Shake Shack, Inc. Class A (a)(b)	63,269	2,333,361
Six Flags Entertainment Corp.	349,711	20,157,342
Sonic Corp. (b)	203,038	5,299,292
Speedway Motorsports, Inc.	53,351	1,093,162
Texas Roadhouse, Inc. Class A	258,707	12,130,771
The Cheesecake Factory, Inc. (b)	178,005	10,532,556
The ONE Group Hospitality, Inc. (a)	65	188
Town Sports International Holdings, Inc. (a)	75,993	170,984
U.S. Foods Holding Corp.	192,270	4,395,292
Vail Resorts, Inc.	159,884	25,325,626
Wendy's Co.	845,883	10,632,749
Wingstop, Inc.	116,287	3,568,848
Zoe's Kitchen, Inc. (a)(b)	76,269	1,880,794
		663,100,537
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	40,628	1,180,243
Beazer Homes U.S.A., Inc. (a)	118,302	1,594,711
CalAtlantic Group, Inc.	305,446	10,198,842
Cavco Industries, Inc. (a)	35,608	3,366,736
Century Communities, Inc. (a)(b)	65,890	1,367,218
Comstock Holding Companies, Inc. (a)	5,354	9,905
CSS Industries, Inc.	31,927	868,095
Dixie Group, Inc. (a)	53,047	180,360
Emerson Radio Corp. (a)	24,397	19,759
Ethan Allen Interiors, Inc. (b)	103,531	3,571,820
Flexsteel Industries, Inc.	26,041	1,429,130
GoPro, Inc. Class A (a)(b)	390,009	3,892,290
Green Brick Partners, Inc. (a)(b)	103,995	951,554
Helen of Troy Ltd. (a)	111,555	9,493,331
Hooker Furniture Corp.	46,691	1,274,664
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	993,357
Installed Building Products, Inc. (a)(b)	80,513	3,341,290
iRobot Corp. (a)(b)	110,858	6,318,906
KB Home (b)	324,721	5,143,581
Koss Corp. (a)	1,389	3,611
La-Z-Boy, Inc.	201,701	5,395,502
LGI Homes, Inc. (a)(b)	73,139	2,387,988
Libbey, Inc.	91,140	1,743,508
Lifetime Brands, Inc.	44,616	745,087
Live Ventures, Inc. (a)(b)	82,148	206,191
M.D.C. Holdings, Inc.	159,138	4,277,629
M/I Homes, Inc. (a)(b)	105,916	2,474,198
Meritage Homes Corp. (a)(b)	157,341	5,672,143
NACCO Industries, Inc. Class A	20,539	1,951,205
New Home Co. LLC (a)(b)	51,963	599,133
Nova LifeStyle, Inc. (a)(b)	55,913	142,578
NVR, Inc. (a)	14,334	22,862,730
Skyline Corp. (a)(b)	30,617	391,898
Stanley Furniture Co., Inc.	37,789	34,766
Taylor Morrison Home Corp. (a)	122,495	2,426,626
Tempur Sealy International, Inc. (a)(b)	203,012	12,850,660
Toll Brothers, Inc. (a)	601,573	17,842,655
TopBuild Corp. (a)	162,219	5,886,928
TRI Pointe Homes, Inc. (a)	599,545	6,966,713
Tupperware Brands Corp.	202,572	11,230,592
Turtle Beach Corp. (a)(b)	43,489	62,189
UCP, Inc. (a)	26,900	294,555
Universal Electronics, Inc. (a)	60,860	4,098,921
Vuzix Corp.(a)(b)	48,058	384,464
WCI Communities, Inc. (a)(b)	84,371	1,961,626
William Lyon Homes, Inc. (a)(b)	101,497	2,009,641
Zagg, Inc. (a)(b)	108,836	718,318
		170,817,847
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	124,078	1,309,023
Blue Nile, Inc.	48,062	1,937,860
CafePress, Inc. (a)	18,875	57,569
CVSL, Inc. (a)(b)	44,389	38,175
Duluth Holdings, Inc. (b)	36,141	1,211,085
Etsy, Inc. (a)	382,215	4,739,466
EVINE Live, Inc. (a)	206,333	344,576
FTD Companies, Inc. (a)	73,961	1,690,748
Gaia, Inc. Class A (a)	64,695	549,908
Groupon, Inc. Class A (a)(b)	1,645,306	6,531,865
HSN, Inc.	126,489	4,819,231
Lands' End, Inc. (a)(b)	66,814	1,185,949
Liberty Expedia Holdings, Inc. (a)	216,428	9,514,175
Liberty Interactive Corp.:
(Venture Group) Series A (a)	324,642	12,667,531
QVC Group Series A (a)	1,708,608	35,385,272
Liberty TripAdvisor Holdings, Inc. (a)	294,489	4,726,548
NutriSystem, Inc.	117,552	4,320,036
Overstock.com, Inc. (a)(b)	65,819	1,115,632
Overstock.com, Inc. rights 12/6/16 (a)	6,582	0
PetMed Express, Inc. (b)	85,301	1,862,121
Shutterfly, Inc. (a)	134,013	6,790,439
U.S. Auto Parts Network, Inc. (a)	62,757	178,857
Wayfair LLC Class A (a)(b)	117,533	4,284,078
		105,260,144
Leisure Products - 0.4%
Arctic Cat, Inc. (b)	52,000	792,480
Black Diamond, Inc. (a)(b)	93,828	577,042
Brunswick Corp.	362,549	18,170,956
Callaway Golf Co.	372,106	4,521,088
Escalade, Inc.	33,614	462,193
JAKKS Pacific, Inc. (a)(b)	68,785	484,934
Johnson Outdoors, Inc. Class A	25,505	1,066,109
Malibu Boats, Inc. Class A (a)	77,034	1,402,019
Marine Products Corp.	22,297	252,402
MCBC Holdings, Inc.	49,727	668,331
Nautilus, Inc. (a)	131,383	2,259,788
Polaris Industries, Inc. (b)	239,211	20,777,867
Smith & Wesson Holding Corp. (a)(b)	227,757	5,313,571
Sturm, Ruger & Co., Inc. (b)	77,285	3,972,449
Summer Infant, Inc. (a)	37,416	84,934
Vista Outdoor, Inc. (a)	243,912	9,793,067
		70,599,230
Media - 2.9%
A.H. Belo Corp. Class A	70,842	435,678
AMC Entertainment Holdings, Inc. Class A (b)	88,145	2,992,523
AMC Networks, Inc. Class A (a)	246,546	13,621,667
Ballantyne of Omaha, Inc. (a)	47,765	341,472
Beasley Broadcast Group, Inc. Class A	5,286	33,566
Cable One, Inc.	18,977	11,216,546
Carmike Cinemas, Inc. (a)(b)	100,291	3,389,836
Central European Media Enterprises Ltd. Class A (a)(b)	317,479	841,319
Cinedigm Corp. (a)(b)	23,731	35,359
Cinemark Holdings, Inc.	419,978	16,731,924
Clear Channel Outdoor Holding, Inc. Class A	153,163	834,738
Cumulus Media, Inc. Class A (a)	76,888	93,034
Daily Journal Corp. (a)	1,154	278,956
DISH Network Corp. Class A (a)	913,116	52,458,514
E.W. Scripps Co. Class A (a)(b)	224,668	3,846,316
Emmis Communications Corp. Class A (a)	24,761	81,216
Entercom Communications Corp. Class A	101,674	1,545,445
Entravision Communication Corp. Class A	275,177	1,816,168
Gannett Co., Inc.	464,727	4,433,496
Global Eagle Entertainment, Inc. (a)(b)	223,324	1,433,740
Gray Television, Inc. (a)	271,029	2,737,393
Harte-Hanks, Inc.	205,404	308,106
Hemisphere Media Group, Inc. (a)(b)	52,967	627,659
Insignia Systems, Inc.	22,896	51,745
John Wiley & Sons, Inc. Class A	188,539	10,341,364
Lee Enterprises, Inc. (a)(b)	197,525	602,451
Liberty Broadband Corp.:
Class A (a)	102,576	7,132,109
Class C (a)(b)	272,416	19,425,985
Liberty Global PLC:
Class A (a)	1,127,563	35,315,273
Class C (a)(b)	2,560,132	77,956,019
LiLAC Class A (a)(b)	216,463	4,671,280
LiLAC Class C (a)	480,345	10,168,904
Liberty Media Corp.:
Liberty Braves Class A (a)	47,693	961,014
Liberty Braves Class C (a)	129,540	2,573,960
Liberty Media Class A (a)(b)	107,303	3,357,511
Liberty Media Class C (a)	165,568	5,157,443
Liberty SiriusXM Class A (a)	393,900	14,298,570
Liberty SiriusXM Class C (a)	677,745	24,236,161
Lions Gate Entertainment Corp. (b)	426,719	9,985,225
Live Nation Entertainment, Inc. (a)	555,170	15,367,106
Loral Space & Communications Ltd. (a)	54,208	2,135,795
Media General, Inc. (a)	395,206	7,259,934
Meredith Corp.	158,048	8,779,566
MSG Network, Inc. Class A (a)(b)	258,815	5,292,767
National CineMedia, Inc.	248,587	3,813,325
New Media Investment Group, Inc.	212,011	3,256,489
Nexstar Broadcasting Group, Inc. Class A (b)	119,909	7,152,572
NTN Communications, Inc. (a)	21,179	220,685
Radio One, Inc. Class D (non-vtg.) (a)(b)	114,506	332,067
Reading International, Inc. Class A (a)	68,862	1,081,822
Regal Entertainment Group Class A (b)	425,614	9,750,817
RLJ Entertainment, Inc. (a)(b)	87,770	141,310
Saga Communications, Inc. Class A	17,390	831,242
Salem Communications Corp. Class A	38,916	221,821
Scholastic Corp. (b)	109,146	4,812,247
Sinclair Broadcast Group, Inc. Class A	272,321	8,864,049
Sirius XM Holdings, Inc. (b)	6,825,689	31,193,399
Spanish Broadcasting System, Inc. Class A (a)	17,489	70,830
SPAR Group, Inc. (a)	211,168	213,280
Starz Series A (a)(b)	327,917	11,103,270
The Madison Square Garden Co. (a)	62,580	10,866,391
The McClatchy Co. Class A (a)	20,839	295,080
The New York Times Co. Class A (b)	495,893	6,446,609
Time, Inc.	411,963	6,673,801
Townsquare Media, Inc. (a)	40,471	353,312
Tribune Media Co. Class A	313,569	11,260,263
Tribune Publishing Co. (b)	95,226	1,239,843
World Wrestling Entertainment, Inc. Class A (b)	150,074	2,818,390
		508,217,767
Multiline Retail - 0.2%
Big Lots, Inc. (b)	175,342	8,874,059
Dillard's, Inc. Class A (b)	108,119	7,731,590
Fred's, Inc. Class A	148,273	1,481,247
Gordmans Stores, Inc. (a)(b)	35,393	25,483
JC Penney Corp., Inc. (a)(b)	1,225,224	11,602,871
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	189,228	5,686,301
Sears Holdings Corp. (a)(b)	204,931	2,639,511
The Bon-Ton Stores, Inc. (b)	46,249	73,073
Tuesday Morning Corp. (a)	176,292	819,758
		38,933,893
Specialty Retail - 1.9%
Aarons, Inc. Class A	262,012	7,629,789
Abercrombie & Fitch Co. Class A	263,658	3,788,765
America's Car Mart, Inc. (a)(b)	32,877	1,497,547
American Eagle Outfitters, Inc. (b)	676,583	11,204,214
Appliance Recycling Centers of America, Inc. (a)	2,967	3,115
Armstrong Flooring, Inc. (a)	103,251	1,933,891
Asbury Automotive Group, Inc. (a)	87,283	5,127,876
Ascena Retail Group, Inc. (a)(b)	736,486	4,448,375
Barnes & Noble Education, Inc. (a)(b)	156,009	1,773,822
Barnes & Noble, Inc.	244,408	3,079,541
bebe stores, Inc. (a)(b)	123,042	67,673
Big 5 Sporting Goods Corp.	77,948	1,508,294
Boot Barn Holdings, Inc. (a)(b)	56,501	891,586
Build-A-Bear Workshop, Inc. (a)	62,129	891,551
Burlington Stores, Inc. (a)	288,588	25,372,657
Cabela's, Inc. Class A (a)	206,338	12,842,477
Caleres, Inc.	178,282	5,836,953
Chico's FAS, Inc.	524,152	8,024,767
Christopher & Banks Corp. (a)(b)	142,357	244,854
Citi Trends, Inc.	61,372	1,065,418
Conn's, Inc. (a)(b)	103,172	1,160,685
CST Brands, Inc.	305,307	14,663,895
Destination Maternity Corp. (b)	47,814	320,354
Destination XL Group, Inc. (a)(b)	165,015	676,562
DGSE Companies, Inc. (a)(b)	6,929	6,583
Dick's Sporting Goods, Inc.	352,875	20,844,326
DSW, Inc. Class A	300,461	7,138,953
Express, Inc. (a)	326,447	4,361,332
Finish Line, Inc. Class A	173,876	3,901,777
Five Below, Inc. (a)(b)	228,076	8,977,071
Francesca's Holdings Corp. (a)(b)	164,101	2,622,334
GameStop Corp. Class A (b)	414,163	10,225,684
Genesco, Inc. (a)(b)	84,905	5,365,996
GNC Holdings, Inc.	270,533	3,909,202
Group 1 Automotive, Inc.	85,754	6,224,883
Guess?, Inc. (b)	255,962	3,921,338
Haverty Furniture Companies, Inc.	84,810	1,831,896
hhgregg, Inc. (a)(b)	51,212	78,354
Hibbett Sports, Inc. (a)(b)	91,692	3,690,603
Kirkland's, Inc. (a)	64,776	951,559
Lithia Motors, Inc. Class A (sub. vtg.)	95,038	8,733,992
Lumber Liquidators Holdings, Inc. (a)(b)	106,940	1,887,491
MarineMax, Inc. (a)(b)	99,484	1,870,299
Michaels Companies, Inc. (a)	414,286	10,100,293
Monro Muffler Brake, Inc. (b)	138,240	8,266,752
Murphy U.S.A., Inc. (a)(b)	151,165	10,307,941
New York & Co., Inc. (a)	123,907	251,531
Office Depot, Inc.	2,208,127	10,753,578
Party City Holdco, Inc. (a)(b)	93,488	1,500,482
Penske Automotive Group, Inc. (b)	158,679	7,919,669
Perfumania Holdings, Inc. (a)(b)	10,679	18,154
Pier 1 Imports, Inc.	336,151	1,879,084
Rent-A-Center, Inc. (b)	212,997	2,460,115
Restoration Hardware Holdings, Inc. (a)(b)	156,267	5,633,425
Sally Beauty Holdings, Inc. (a)(b)	600,812	15,735,266
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	289,854
Select Comfort Corp. (a)(b)	185,514	4,196,327
Shoe Carnival, Inc.	61,077	1,594,720
Sonic Automotive, Inc. Class A (sub. vtg.)	124,006	2,622,727
Sportsman's Warehouse Holdings, Inc. (a)(b)	125,349	1,128,141
Stage Stores, Inc. (b)	128,267	557,961
Stein Mart, Inc.	120,516	600,170
Tailored Brands, Inc.	188,760	3,541,138
Tandy Leather Factory, Inc. (a)	3,074	23,209
The Buckle, Inc. (b)	117,168	2,964,350
The Cato Corp. Class A (sub. vtg.)	111,693	3,306,113
The Children's Place Retail Stores, Inc. (b)	75,157	7,805,054
The Container Store Group, Inc. (a)(b)	75,281	432,866
Tile Shop Holdings, Inc. (a)(b)	134,615	2,699,031
Tilly's, Inc. (a)	41,468	409,289
Trans World Entertainment Corp. (a)	29,120	106,288
Vitamin Shoppe, Inc. (a)(b)	97,209	2,415,644
West Marine, Inc. (a)	71,939	692,053
Williams-Sonoma, Inc. (b)	326,124	17,865,073
Winmark Corp.	8,782	1,007,735
Zumiez, Inc. (a)(b)	83,973	2,082,530
		341,764,897
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	205,020	18,716,276
Charles & Colvard Ltd. (a)	45,090	39,228
Cherokee, Inc. (a)(b)	35,722	373,295
Columbia Sportswear Co.	114,218	6,495,578
Crocs, Inc. (a)	286,683	2,006,781
Crown Crafts, Inc.	2,227	17,593
Culp, Inc.	39,123	1,320,401
Deckers Outdoor Corp. (a)(b)	128,220	7,626,526
Delta Apparel, Inc. (a)	25,490	520,251
Differential Brands Group, Inc. (a)	22,419	67,257
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	27,105
Fossil Group, Inc. (a)(b)	163,210	5,454,478
G-III Apparel Group Ltd. (a)(b)	166,846	4,531,537
Iconix Brand Group, Inc. (a)(b)	235,459	2,112,067
Kate Spade & Co. (a)	503,135	7,471,555
Lakeland Industries, Inc. (a)(b)	24,535	278,472
lululemon athletica, Inc. (a)(b)	428,320	24,409,957
Movado Group, Inc.	67,327	1,901,988
Oxford Industries, Inc.	58,518	4,251,918
Perry Ellis International, Inc. (a)	47,883	1,221,974
Rocky Brands, Inc.	27,150	289,148
Sequential Brands Group, Inc. (a)(b)	184,989	947,144
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	533,723	12,158,210
Steven Madden Ltd. (a)(b)	225,428	8,352,107
Superior Uniform Group, Inc.	30,551	586,274
Unifi, Inc. (a)	63,053	1,962,209
Vera Bradley, Inc. (a)	79,526	1,146,765
Vince Holding Corp. (a)(b)	105,062	446,514
Wolverine World Wide, Inc. (b)	415,380	9,358,511
		124,091,119

TOTAL CONSUMER DISCRETIONARY		2,518,461,234

CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	37,223	6,443,301
Castle Brands, Inc. (a)(b)	356,392	264,372
Coca-Cola Bottling Co. Consolidated	18,708	3,026,580
Craft Brew Alliance, Inc. (a)(b)	39,325	597,740
Crystal Rock Holdings, Inc. (a)	4,384	3,595
MGP Ingredients, Inc. (b)	50,835	2,404,496
National Beverage Corp. (b)	47,358	2,391,105
Primo Water Corp. (a)	90,903	1,169,013
REED'S, Inc. (a)(b)	71,901	287,604
		16,587,806
Food & Staples Retailing - 0.7%
AdvancePierre Foods Holdings, Inc.	80,085	2,167,901
Andersons, Inc.	107,145	4,216,156
Casey's General Stores, Inc.	157,480	18,968,466
Chefs' Warehouse Holdings (a)(b)	76,526	991,012
Ingles Markets, Inc. Class A	54,846	2,517,431
Manitowoc Foodservice, Inc. (a)(b)	560,732	9,947,386
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	36,760	389,656
Performance Food Group Co. (a)	198,198	4,181,978
PriceSmart, Inc.	92,135	8,411,926
Rite Aid Corp. (a)	4,253,622	33,858,831
Smart & Final Stores, Inc. (a)(b)	118,224	1,596,024
SpartanNash Co.	149,652	5,418,899
Sprouts Farmers Market LLC (a)(b)	581,829	11,642,398
SUPERVALU, Inc. (a)	1,071,750	4,972,920
United Natural Foods, Inc. (a)	203,358	9,547,658
Village Super Market, Inc. Class A (b)	33,388	1,152,888
Weis Markets, Inc.	70,034	3,900,894
		123,882,424
Food Products - 1.9%
Alico, Inc.	12,666	345,782
Amplify Snack Brands, Inc. (a)(b)	116,149	1,103,416
Arcadia Biosciences, Inc. (a)(b)	26,228	30,424
B&G Foods, Inc. Class A (b)	269,737	11,544,744
Blue Buffalo Pet Products, Inc. (a)(b)	380,585	8,917,107
Bunge Ltd.	562,089	38,379,437
Cal-Maine Foods, Inc. (b)	130,643	5,317,170
Calavo Growers, Inc. (b)	63,079	3,403,112
Coffee Holding Co., Inc. (a)	18,940	93,753
Darling International, Inc. (a)	654,243	8,838,823
Dean Foods Co.	361,867	7,186,679
Farmer Brothers Co. (a)(b)	37,571	1,309,349
Flowers Foods, Inc. (b)	729,472	11,321,405
Fresh Del Monte Produce, Inc.	134,165	8,319,572
Freshpet, Inc. (a)(b)	84,135	778,249
Ingredion, Inc.	290,216	34,065,554
Inventure Foods, Inc. (a)(b)	76,402	690,674
J&J Snack Foods Corp.	62,301	7,565,210
John B. Sanfilippo & Son, Inc.	34,955	2,226,634
Lamb Weston Holdings, Inc. (a)(b)	545,760	18,272,045
Lancaster Colony Corp.	78,046	10,576,013
Landec Corp. (a)	113,953	1,629,528
Lifeway Foods, Inc. (a)	27,446	319,197
Limoneira Co. (b)	41,637	746,968
Omega Protein Corp. (a)	88,937	2,130,041
Pilgrim's Pride Corp. (b)	254,353	4,479,156
Pinnacle Foods, Inc.	471,106	23,348,013
Post Holdings, Inc. (a)(b)	259,030	19,771,760
RiceBran Technologies (a)	15,640	14,232
Rocky Mountain Chocolate Factory, Inc.	3,001	30,580
S&W Seed Co. (a)(b)	38,997	187,186
Sanderson Farms, Inc. (b)	79,326	6,397,642
Seaboard Corp. (a)(b)	1,110	4,543,230
Seneca Foods Corp. Class A (a)	27,383	1,029,601
Snyders-Lance, Inc. (b)	340,617	12,691,389
The Hain Celestial Group, Inc. (a)(b)	413,319	16,197,972
Tootsie Roll Industries, Inc. (b)	91,681	3,460,958
TreeHouse Foods, Inc. (a)(b)	226,936	15,731,204
WhiteWave Foods Co. (a)	709,720	39,098,475
		332,092,284
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	175,636	4,807,157
Energizer Holdings, Inc.	245,342	11,008,496
HRG Group, Inc. (a)	554,900	8,634,244
Ocean Bio-Chem, Inc.	26,292	93,862
Oil-Dri Corp. of America	22,679	900,583
Orchids Paper Products Co. (b)	40,696	1,013,737
Spectrum Brands Holdings, Inc.	108,669	13,028,326
WD-40 Co. (b)	55,534	5,992,119
		45,478,524
Personal Products - 0.4%
Avon Products, Inc.	1,758,420	9,442,715
CCA Industries, Inc. (a)	3,083	7,923
Cyanotech Corp. (a)	3,808	14,661
DS Healthcare Group, Inc. (a)(b)	37,637	24,840
Edgewell Personal Care Co. (a)(b)	237,031	18,758,633
Herbalife Ltd. (a)(b)	279,423	13,700,110
Inter Parfums, Inc.	71,073	2,448,465
LifeVantage Corp. (a)(b)	58,439	472,772
Mannatech, Inc.	4,519	73,886
MediFast, Inc. (b)	48,533	1,896,670
MYOS Corp. (a)	849	1,231
Natural Alternatives International, Inc. (a)	20,104	246,274
Natural Health Trends Corp. (b)	26,106	660,221
Nature's Sunshine Products, Inc.	31,943	482,339
Nu Skin Enterprises, Inc. Class A (b)	224,407	11,709,557
Nutraceutical International Corp.	30,812	993,687
Reliv International, Inc. (a)	1,527	6,429
Revlon, Inc. (a)	50,358	1,397,435
Synutra International, Inc. (a)(b)	75,905	390,911
The Female Health Co. (a)(b)	72,631	81,347
United-Guardian, Inc.	6,016	97,459
USANA Health Sciences, Inc. (a)	42,716	2,603,540
		65,511,105
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	345,348	338,441
Alliance One International, Inc. (a)	33,481	495,519
Turning Point Brands, Inc. (b)	29,381	426,612
Universal Corp. (b)	96,306	5,301,645
Vector Group Ltd. (b)	411,129	8,777,604
		15,339,821

TOTAL CONSUMER STAPLES		598,891,964

ENERGY - 4.3%
Energy Equipment & Services - 1.3%
Archrock, Inc.	277,159	3,727,789
Aspen Aerogels, Inc. (a)	85,012	327,296
Atwood Oceanics, Inc. (b)	245,085	2,318,504
Bristow Group, Inc.	142,536	2,224,987
Carbo Ceramics, Inc. (b)	90,902	748,123
Core Laboratories NV (b)	177,030	19,784,873
Dawson Geophysical Co. (a)	84,323	661,936
Diamond Offshore Drilling, Inc. (b)	259,000	4,677,540
Dril-Quip, Inc. (a)(b)	151,717	8,579,596
EcoStim Energy Solutions, Inc. (a)(b)	45,860	91,261
ENGlobal Corp. (a)	49,530	66,370
Ensco PLC Class A	1,200,296	11,594,859
Enservco Corp. (a)(b)	77,749	51,952
Era Group, Inc. (a)	75,717	886,646
Exterran Corp. (a)	145,808	2,930,741
Fairmount Santrol Holidings, Inc. (a)(b)	527,253	5,077,446
Forum Energy Technologies, Inc. (a)(b)	265,515	5,774,951
Frank's International NV (b)	198,045	2,493,387
Geospace Technologies Corp. (a)(b)	53,804	1,139,031
Gulf Island Fabrication, Inc.	51,115	605,713
Gulfmark Offshore, Inc. Class A (a)(b)	96,074	120,093
Helix Energy Solutions Group, Inc. (a)	451,212	4,715,165
Hornbeck Offshore Services, Inc. (a)(b)	129,318	660,815
Independence Contract Drilling, Inc. (a)	127,230	717,577
ION Geophysical Corp. (a)(b)	31,686	234,476
Matrix Service Co. (a)	116,892	2,437,198
McDermott International, Inc. (a)(b)	968,838	6,665,605
Mitcham Industries, Inc. (a)	40,926	156,337
Nabors Industries Ltd.	1,127,733	18,156,501
Natural Gas Services Group, Inc. (a)	52,753	1,500,823
Newpark Resources, Inc. (a)	341,641	2,511,061
Noble Corp. (b)	963,020	5,989,984
Oceaneering International, Inc.	387,395	10,324,077
Oil States International, Inc. (a)(b)	204,202	7,320,642
Parker Drilling Co. (a)	501,917	1,079,122
Patterson-UTI Energy, Inc.	595,478	15,881,398
PHI, Inc. (non-vtg.) (a)	46,438	702,143
Pioneer Energy Services Corp. (a)	267,695	1,338,475
Profire Energy, Inc. (a)	83,066	110,478
RigNet, Inc. (a)	52,479	905,263
Rowan Companies PLC (b)	497,855	8,871,776
RPC, Inc. (b)	241,073	4,840,746
SAExploration Holdings, Inc.	35	299
SAExploration Holdings, Inc.:
warrants 7/27/21 (c)	42	113
warrants 7/27/21 (c)	42	136
SEACOR Holdings, Inc. (a)(b)	64,117	3,974,613
Superior Energy Services, Inc. (b)	629,468	10,852,028
Synthesis Energy Systems, Inc. (a)(b)	247,060	234,707
Tesco Corp. (b)	196,597	1,523,627
TETRA Technologies, Inc. (a)	395,168	2,145,762
Tidewater, Inc. (b)	190,894	437,147
U.S. Silica Holdings, Inc.	289,292	14,641,068
Unit Corp. (a)(b)	206,703	5,022,883
Weatherford International Ltd. (a)(b)	3,971,179	20,292,725
Willbros Group, Inc. (a)	173,199	448,585
		228,576,449
Oil, Gas & Consumable Fuels - 3.0%
Abraxas Petroleum Corp. (a)(b)	484,657	1,017,780
Adams Resources & Energy, Inc.	9,909	391,802
Aemetis, Inc. (a)(b)	44,295	75,744
Alon U.S.A. Energy, Inc.	137,548	1,284,698
Amyris, Inc. (a)(b)	384,972	339,699
Antero Resources Corp. (a)(b)	575,047	14,082,901
Approach Resources, Inc. (a)(b)	168,697	592,126
Ardmore Shipping Corp. (b)	128,732	875,378
Barnwell Industries, Inc. (a)	11,298	19,546
Bill Barrett Corp. (a)(b)	273,784	2,140,991
Bonanza Creek Energy, Inc. (a)(b)	166,099	166,099
California Resources Corp. (a)(b)	162,105	2,820,627
Callon Petroleum Co. (a)	627,291	11,065,413
Carrizo Oil & Gas, Inc. (a)	245,064	10,376,010
Centrus Energy Corp. Class A (a)(b)	22,164	144,288
Cheniere Energy, Inc. (a)(b)	945,423	38,629,984
Clayton Williams Energy, Inc. (a)(b)	27,565	3,106,576
Clean Energy Fuels Corp. (a)(b)	387,595	1,410,846
Cloud Peak Energy, Inc. (a)(b)	245,192	1,407,402
Cobalt International Energy, Inc. (a)(b)	1,318,997	1,780,646
Comstock Resources, Inc. (a)(b)	41,306	390,755
CONSOL Energy, Inc.	753,875	15,514,748
Contango Oil & Gas Co. (a)	88,353	873,811
Continental Resources, Inc. (a)(b)	343,689	19,937,399
CVR Energy, Inc. (b)	67,664	1,132,019
Delek U.S. Holdings, Inc.	217,844	4,380,843
Denbury Resources, Inc. (a)(b)	1,645,516	6,220,050
Diamondback Energy, Inc. (a)	314,557	33,924,972
Earthstone Energy, Inc.(a)(b)	37,892	550,950
Eclipse Resources Corp. (a)(b)	384,060	1,132,977
Energen Corp.	391,438	24,296,557
EP Energy Corp. (a)(b)	194,327	1,031,876
Evolution Petroleum Corp.	120,934	1,021,892
EXCO Resources, Inc. (a)(b)	720,767	742,390
FieldPoint Petroleum Corp. (a)	9,981	6,188
Gastar Exploration, Inc. (a)(b)	491,956	624,784
Gener8 Maritime, Inc. (a)(b)	334,333	1,357,392
Gevo, Inc. (a)(b)	513,001	166,725
Green Plains, Inc. (b)	140,896	3,818,282
Gulfport Energy Corp. (a)	509,055	13,077,623
Halcon Resources Corp. (a)	19,402	184,513
Hallador Energy Co.	78,379	720,303
Harvest Natural Resources, Inc. (a)(b)	40,218	222,406
HollyFrontier Corp. (b)	712,358	20,494,540
Houston American Energy Corp. (a)	98,796	17,013
Isramco, Inc. (a)(b)	3,497	411,772
Jones Energy, Inc. (a)(b)	213,625	982,675
Kosmos Energy Ltd. (a)(b)	702,367	3,722,545
Laredo Petroleum, Inc. (a)(b)	556,169	8,893,142
Lonestar Resources U.S., Inc. (a)	17,067	153,091
Lucas Energy, Inc. (a)(b)	1,012	1,548
Magellan Petroleum Corp. (a)(b)	20,946	123,581
Matador Resources Co. (a)(b)	359,913	9,588,082
Mexco Energy Corp. (a)	2,119	9,832
Northern Oil & Gas, Inc. (a)(b)	216,184	486,414
Oasis Petroleum, Inc. (a)	919,481	13,764,631
Overseas Shipholding Group, Inc.	167,059	1,291,366
Pacific Ethanol, Inc. (a)(b)	157,778	1,356,891
Panhandle Royalty Co. Class A	65,031	1,593,260
Par Pacific Holdings, Inc. (a)(b)	131,332	1,943,714
Parsley Energy, Inc. Class A (a)	589,351	22,483,741
PBF Energy, Inc. Class A (b)	395,264	9,482,383
PDC Energy, Inc. (a)(b)	226,663	16,875,060
Pedevco Corp. (a)	61,846	6,642
Petroquest Energy, Inc. (a)	55,392	232,092
PrimeEnergy Corp. (a)	4,530	233,295
QEP Resources, Inc.	960,654	18,886,458
Renewable Energy Group, Inc. (a)(b)	143,701	1,401,085
Resolute Energy Corp. (a)(b)	55,696	1,868,044
Rex American Resources Corp. (a)(b)	24,537	2,396,774
Rex Energy Corp. (a)(b)	201,679	91,401
Rice Energy, Inc. (a)	625,999	15,243,076
Ring Energy, Inc. (a)	144,735	1,852,608
RSP Permian, Inc. (a)	357,395	15,957,687
Sanchez Energy Corp. (a)(b)	233,482	1,963,584
SemGroup Corp. Class A	235,573	8,492,407
SM Energy Co. (b)	349,396	13,926,925
Stone Energy Corp. (a)(b)	21,940	107,945
Synergy Resources Corp. (a)(b)	803,503	7,625,243
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp. (b)	732,020	39,009,346
Teekay Corp. (b)	216,267	1,706,347
Tengasco, Inc. (a)(b)	73,015	50,380
Torchlight Energy Resources, Inc. (a)(b)	82,228	105,252
TransAtlantic Petroleum Ltd. (a)	79,564	81,155
Triangle Petroleum Corp. (a)(b)	288,021	84,448
U.S. Energy Corp. (a)	16,587	25,378
Uranium Energy Corp. (a)(b)	393,299	345,553
Uranium Resources, Inc. (a)(b)	22,822	36,059
VAALCO Energy, Inc. (a)	208,727	160,929
Vertex Energy, Inc. (a)(b)	54,529	57,801
W&T Offshore, Inc. (a)(b)	130,520	220,579
Western Refining, Inc. (b)	327,437	11,745,165
Westmoreland Coal Co. (a)	66,816	1,157,253
Whiting Petroleum Corp. (a)(b)	1,107,878	13,538,269
World Fuel Services Corp.	290,902	12,933,503
WPX Energy, Inc. (a)(b)	1,381,791	21,473,032
Yuma Energy, Inc. (a)	5,304	19,625
Zion Oil & Gas, Inc. (a)	112,487	150,733
		529,919,365

TOTAL ENERGY		758,495,814

FINANCIALS - 17.1%
Banks - 7.1%
1st Source Corp.	79,472	3,128,018
Access National Corp. (b)	38,398	1,050,953
ACNB Corp.	17,139	533,023
Allegiance Bancshares, Inc. (a)	44,810	1,371,186
American National Bankshares, Inc.	28,161	877,215
American River Bankshares (a)	8,231	111,859
Ameris Bancorp	136,124	6,105,161
AmeriServ Financial, Inc.	14,728	51,548
Ames National Corp.	27,281	819,794
Anchor Bancorp (a)	8,039	205,798
Arrow Financial Corp.	50,020	1,893,257
Associated Banc-Corp.	625,070	14,282,850
Atlantic Capital Bancshares, Inc. (a)	66,438	1,069,652
Auburn National Bancorp., Inc.	3,534	100,719
Banc of California, Inc. (b)	194,985	2,944,274
BancFirst Corp.	37,867	3,103,201
Bancorp, Inc., Delaware (a)	223,000	1,543,160
BancorpSouth, Inc.	339,689	9,698,121
Bank of Hawaii Corp.	180,041	15,010,018
Bank of Marin Bancorp	24,262	1,539,424
Bank of South Carolina Corp.	10,268	203,820
Bank of the Ozarks, Inc. (b)	363,757	17,649,490
BankUnited, Inc.	421,124	14,920,423
Bankwell Financial Group, Inc.	9,668	281,822
Banner Corp. (b)	102,171	5,326,174
Bar Harbor Bankshares	27,063	1,192,666
BCB Bancorp, Inc.	9,297	112,494
Berkshire Hills Bancorp, Inc.	139,217	4,726,417
Blue Hills Bancorp, Inc.	123,079	2,141,575
BNC Bancorp	196,400	5,931,280
BOK Financial Corp. (b)	85,166	6,840,533
Boston Private Financial Holdings, Inc.	349,734	5,246,010
Bridge Bancorp, Inc.	66,470	2,236,716
Brookline Bancorp, Inc., Delaware	313,404	4,669,720
Bryn Mawr Bank Corp.	81,577	3,002,034
C & F Financial Corp.	11,407	514,456
California First National Bancorp	1,545	23,793
Camden National Corp.	63,217	2,462,302
Capital Bank Financial Corp. Series A	134,980	4,832,284
Capital City Bank Group, Inc.	48,944	922,594
Cardinal Financial Corp.	145,520	4,655,185
Carolina Bank Holdings, Inc. (a)	2,222	53,039
Carolina Financial Corp.	55,435	1,470,691
Cascade Bancorp (a)	172,571	1,256,317
Cathay General Bancorp	310,152	10,886,335
CB Financial Services, Inc.	38	927
Centerstate Banks of Florida, Inc.	204,586	4,586,818
Central Pacific Financial Corp.	129,311	3,821,140
Central Valley Community Bancorp	32,833	542,401
Centrue Financial Corp. (a)(b)	4,472	86,310
Century Bancorp, Inc. Class A (non-vtg.)	7,814	424,691
Chemical Financial Corp.	278,046	14,425,026
Chemung Financial Corp. (b)	14,797	465,218
CIT Group, Inc.	798,690	32,626,487
Citizens & Northern Corp.	49,346	1,176,902
Citizens Holding Co.	12,650	306,130
City Holding Co.	75,888	4,665,594
Civista Bancshares, Inc. (b)	7,482	142,158
CNB Financial Corp., Pennsylvania	51,011	1,186,516
CoBiz, Inc.	148,931	2,253,326
Codorus Valley Bancorp, Inc.	33,275	798,600
Colony Bankcorp, Inc. (a)	4,518	50,828
Columbia Banking Systems, Inc.	240,255	9,566,954
Commerce Bancshares, Inc. (b)	342,229	18,757,571
Commerce Union Bancshares, Inc.	14,526	301,415
Community Bank System, Inc.	192,524	10,916,111
Community Bankers Trust Corp. (a)	391	2,444
Community Financial Corp.	16,726	477,193
Community Trust Bancorp, Inc.	74,112	3,131,232
ConnectOne Bancorp, Inc.	121,702	2,859,997
County Bancorp, Inc.	25,129	567,413
CU Bancorp (a)	59,913	1,671,573
Cullen/Frost Bankers, Inc.	217,473	17,900,203
Customers Bancorp, Inc. (a)	113,844	3,472,242
CVB Financial Corp. (b)	407,258	8,458,749
DNB Financial Corp.	1,770	48,675
Eagle Bancorp, Inc. (a)	126,325	7,421,594
East West Bancorp, Inc.	583,553	27,940,518
Eastern Virginia Bankshares, Inc.	8,987	82,321
Enterprise Bancorp, Inc.	37,217	1,174,196
Enterprise Financial Services Corp.	86,451	3,319,718
Equity Bancshares, Inc.	6,358	199,133
Evans Bancorp, Inc.	3,738	125,709
Farmers Capital Bank Corp.	32,068	1,151,241
Farmers National Banc Corp.	109,961	1,303,038
FCB Financial Holdings, Inc. Class A (a)	161,584	7,150,092
Fidelity Southern Corp.	97,915	2,183,505
Financial Institutions, Inc.	58,492	1,792,780
First Bancorp, North Carolina	85,693	2,142,325
First Bancorp, Puerto Rico (a)(b)	485,464	2,873,947
First Bancshares, Inc.	1,969	48,339
First Busey Corp.	138,595	3,798,889
First Business Finance Services, Inc.	37,553	824,288
First Citizen Bancshares, Inc.	37,193	13,254,469
First Commonwealth Financial Corp.	394,538	4,979,070
First Community Bancshares, Inc.	65,716	1,853,191
First Community Corp.	876	14,717
First Community Financial Partners, Inc. (a)(b)	15,721	171,359
First Connecticut Bancorp, Inc.	63,853	1,382,417
First Financial Bancorp, Ohio	263,236	7,054,725
First Financial Bankshares, Inc.	269,377	11,596,680
First Financial Corp., Indiana	56,581	2,591,410
First Financial Northwest, Inc.	38,725	656,776
First Foundation, Inc. (a)	47,299	1,325,318
First Hawaiian, Inc.	88,290	2,647,817
First Horizon National Corp.	891,488	17,009,591
First Internet Bancorp (b)	24,292	705,683
First Interstate Bancsystem, Inc.	99,832	3,768,658
First Merchants Corp.	181,589	6,233,950
First Mid-Illinois Bancshares, Inc.	28,455	866,455
First Midwest Bancorp, Inc., Delaware	336,018	8,158,517
First NBC Bank Holding Co. (a)(b)	63,027	444,340
First Northwest Bancorp (a)	29,480	434,535
First of Long Island Corp.	95,119	2,435,046
First Republic Bank	596,059	48,817,232
First South Bancorp, Inc., Virginia	39,689	440,945
First United Corp. (a)	14,602	189,096
Flushing Financial Corp.	128,655	3,368,188
FNB Corp., Pennsylvania	850,069	12,989,054
Franklin Financial Network, Inc. (a)	49,442	1,866,436
Fulton Financial Corp.	720,902	12,796,011
German American Bancorp, Inc.	58,938	2,796,019
Glacier Bancorp, Inc.	317,047	10,874,712
Glen Burnie Bancorp	18,661	199,299
Great Southern Bancorp, Inc.	40,977	2,034,508
Great Western Bancorp, Inc.	246,250	9,850,000
Green Bancorp, Inc. (a)	72,176	902,200
Guaranty Bancorp	73,421	1,563,867
Hancock Holding Co.	305,718	12,702,583
Hanmi Financial Corp.	131,995	4,052,247
HarborOne Bancorp, Inc. (b)	103,204	1,940,235
Heartland Financial U.S.A., Inc.	93,262	3,996,277
Heritage Commerce Corp.	107,204	1,328,258
Heritage Financial Corp., Washington	134,310	3,042,122
Heritage Oaks Bancorp	87,401	869,640
Hilltop Holdings, Inc.	317,416	8,916,215
Home Bancshares, Inc. (b)	490,966	12,701,290
HomeTrust Bancshares, Inc. (a)	82,069	1,945,035
Hope Bancorp, Inc.	506,731	10,083,947
Horizon Bancorp Industries	80,832	1,841,353
Howard Bancorp, Inc. (a)	18,478	270,703
IBERIABANK Corp. (b)	162,321	13,448,295
Independent Bank Corp.	96,933	1,832,034
Independent Bank Corp., Massachusetts	114,372	7,445,617
Independent Bank Group, Inc.	44,978	2,703,178
International Bancshares Corp.	239,742	9,331,957
Investar Holding Corp. (b)	10,730	192,604
Investors Bancorp, Inc.	1,370,221	18,552,792
Lakeland Bancorp, Inc.	165,019	2,896,083
Lakeland Financial Corp.	114,291	4,823,080
Landmark Bancorp, Inc.	38	1,027
LCNB Corp. (b)	38,996	807,217
LegacyTexas Financial Group, Inc.	175,731	6,899,199
Live Oak Bancshares, Inc. (b)	92,390	1,602,967
Macatawa Bank Corp.	91,347	861,402
MainSource Financial Group, Inc.	119,416	3,650,547
MB Financial, Inc.	280,130	12,121,225
MBT Financial Corp.	69,241	661,252
Mercantile Bank Corp.	67,865	2,226,651
Merchants Bancshares, Inc.	24,369	1,203,829
Middleburg Financial Corp.	18,829	654,119
Middlefield Banc Corp.	60	2,190
Midland States Bancorp, Inc.	15,334	499,275
Midsouth Bancorp, Inc.	31,992	377,506
MidWestOne Financial Group, Inc.	34,397	1,151,956
MutualFirst Financial, Inc.	15,493	460,917
National Bank Holdings Corp.	116,350	3,164,720
National Bankshares, Inc. (b)	27,586	995,855
National Commerce Corp. (a)	36,040	1,178,508
NBT Bancorp, Inc.	212,914	8,226,997
Nicolet Bankshares, Inc. (a)(b)	14,197	627,081
Northeast Bancorp	47,101	553,437
Northrim Bancorp, Inc.	32,754	920,387
Norwood Financial Corp.	15,701	522,058
OFG Bancorp	177,904	2,401,704
Ohio Valley Banc Corp.	8,415	204,064
Old Line Bancshares, Inc.	23,282	509,643
Old National Bancorp, Indiana	554,982	9,462,443
Old Point Financial Corp.	2,505	53,858
Old Second Bancorp, Inc.	127,732	1,175,134
Opus Bank	75,669	1,914,426
Orrstown Financial Services, Inc.	28,866	642,269
Pacific Continental Corp.	89,523	1,777,032
Pacific Mercantile Bancorp (a)	76,145	460,677
Pacific Premier Bancorp, Inc. (a)	115,766	3,710,300
PacWest Bancorp	469,588	24,066,385
Park National Corp.	55,853	6,233,195
Park Sterling Corp.	209,279	2,036,285
Parke Bancorp, Inc.	6,064	105,817
Patriot National Bancorp, Inc. (a)	1,402	19,558
Peapack-Gladstone Financial Corp.	60,688	1,624,618
Penns Woods Bancorp, Inc.	18,934	895,957
People's Utah Bancorp	64,824	1,497,434
Peoples Bancorp of North Carolina	1,842	40,819
Peoples Bancorp, Inc.	83,019	2,424,985
Peoples Financial Corp., Mississippi (a)	7,232	100,886
Peoples Financial Services Corp. (b)	28,276	1,247,537
Pinnacle Financial Partners, Inc. (b)	172,415	11,120,768
Popular, Inc.	419,557	17,054,992
Porter Bancorp, Inc. (a)	3,733	9,333
Preferred Bank, Los Angeles	51,965	2,343,102
Premier Financial Bancorp, Inc.	21,201	389,886
PrivateBancorp, Inc.	321,392	15,034,718
Prosperity Bancshares, Inc. (b)	271,899	17,980,681
QCR Holdings, Inc.	48,603	1,854,204
Renasant Corp.	168,010	6,965,695
Republic Bancorp, Inc., Kentucky Class A	38,600	1,429,358
Republic First Bancorp, Inc. (a)	138,481	740,873
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	37,274
S&T Bancorp, Inc. (b)	144,439	5,111,696
Sandy Spring Bancorp, Inc.	106,633	3,881,441
SB Financial Group, Inc.	532	7,528
Seacoast Banking Corp., Florida (a)	132,534	2,724,899
Select Bancorp, Inc. New (a)	98	914
ServisFirst Bancshares, Inc. (b)	90,170	6,638,315
Shore Bancshares, Inc.	42,320	590,364
Sierra Bancorp	42,347	967,629
Signature Bank (a)(b)	214,725	32,189,425
Simmons First National Corp. Class A	120,251	7,269,173
SmartFinancial, Inc. (a)	9,488	180,082
South State Corp.	100,884	8,570,096
Southern First Bancshares, Inc. (a)	5,602	171,981
Southern National Bancorp of Virginia, Inc.	43,273	643,037
Southside Bancshares, Inc.	105,091	4,042,851
Southwest Bancorp, Inc., Oklahoma	82,567	1,804,089
State Bank Financial Corp.	163,053	4,025,779
Sterling Bancorp	507,940	11,555,635
Stock Yards Bancorp, Inc.	125,296	5,162,195
Stonegate Bank	63,728	2,484,755
Suffolk Bancorp	47,667	1,985,807
Summit Financial Group, Inc. (b)	10,885	266,465
Sun Bancorp, Inc.	40,426	927,777
SVB Financial Group (a)	207,216	32,746,344
Synovus Financial Corp.	489,834	18,961,474
TCF Financial Corp.	705,792	12,245,491
Texas Capital Bancshares, Inc. (a)	187,223	13,620,473
The First Bancorp, Inc.	37,267	1,081,488
Tompkins Financial Corp.	56,854	4,906,500
TowneBank	251,229	8,102,135
Trico Bancshares	98,612	3,082,611
TriState Capital Holdings, Inc. (a)	98,771	2,014,928
Triumph Bancorp, Inc. (a)	74,198	1,591,547
Trustmark Corp.	284,852	9,602,361
Two River Bancorp	1,393	19,279
UMB Financial Corp.	168,486	12,808,306
Umpqua Holdings Corp.	885,995	15,744,131
Union Bankshares Corp.	183,132	6,189,862
Union Bankshares, Inc. (b)	439	19,272
United Bancorp, Inc.	41,665	516,646
United Bankshares, Inc., West Virginia (b)	264,225	12,193,984
United Community Bank, Inc.	279,174	7,587,949
United Security Bancshares, Inc.	8,545	92,628
United Security Bancshares, California	8,691	57,361
Unity Bancorp, Inc.	4,930	67,048
Univest Corp. of Pennsylvania	116,814	3,335,040
Valley National Bancorp	989,218	11,217,732
Veritex Holdings, Inc. (a)	27,548	546,828
Village Bank & Trust Financial Corp. (a)	8,883	222,963
Washington Trust Bancorp, Inc.	63,697	3,245,362
WashingtonFirst Bankshares, Inc. (b)	25,821	706,463
Webster Financial Corp. (b)	366,660	18,190,003
WesBanco, Inc.	174,285	6,948,743
West Bancorp., Inc.	62,916	1,399,881
Westamerica Bancorp. (b)	107,926	6,694,650
Westbury Bancorp, Inc. (a)	15,948	322,150
Western Alliance Bancorp. (a)	366,103	17,104,332
Wintrust Financial Corp.	203,528	13,400,284
Xenith Bankshares, Inc. (a)	352,434	881,085
Yadkin Financial Corp.	218,051	7,143,351
		1,240,156,564
Capital Markets - 2.3%
Arlington Asset Investment Corp. (b)	94,735	1,538,496
Artisan Partners Asset Management, Inc. (b)	157,249	4,686,020
Ashford, Inc. (a)	4,486	198,281
Associated Capital Group, Inc.	16,526	559,405
B. Riley Financial, Inc.	14,571	243,336
BGC Partners, Inc. Class A	874,801	8,546,806
Calamos Asset Management, Inc. Class A	66,235	453,047
CBOE Holdings, Inc.	325,737	22,443,279
Cohen & Steers, Inc.	89,749	3,195,064
Cowen Group, Inc. Class A (a)(b)	455,972	1,664,298
Diamond Hill Investment Group, Inc.	13,288	2,778,521
Eaton Vance Corp. (non-vtg.) (b)	445,433	18,013,311
Evercore Partners, Inc. Class A	159,529	10,752,255
FactSet Research Systems, Inc.	162,646	26,051,010
FBR & Co.	29,224	337,537
Federated Investors, Inc. Class B (non-vtg.) (b)	365,113	10,036,956
Fifth Street Asset Management, Inc. Class A	29,106	180,457
Financial Engines, Inc.	218,396	7,611,101
FXCM, Inc. Class A (a)(b)	23,887	183,930
Gain Capital Holdings, Inc.	100,645	647,147
GAMCO Investors, Inc. Class A	16,526	506,191
Greenhill & Co., Inc.	121,210	3,357,517
Hennessy Advisors, Inc.	4,450	151,256
Houlihan Lokey	60,062	1,711,166
Institutional Financial Markets, Inc. (b)	16,813	19,503
Interactive Brokers Group, Inc.	270,036	9,915,722
INTL FCStone, Inc. (a)	64,346	2,645,264
Investment Technology Group, Inc.	132,967	2,478,505
Janus Capital Group, Inc.	582,715	7,866,653
KCG Holdings, Inc. Class A (a)	204,102	2,886,002
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	973,837
Lazard Ltd. Class A	522,655	20,305,147
LPL Financial (b)	315,387	12,990,791
Manning & Napier, Inc. Class A	54,262	401,539
MarketAxess Holdings, Inc.	149,500	24,782,615
Medley Management, Inc.	32,708	320,538
Moelis & Co. Class A	82,389	2,405,759
Morningstar, Inc.	77,972	5,684,939
MSCI, Inc.	381,240	30,041,712
National Holdings Corp. (a)(b)	3,483	11,250
NorthStar Asset Management Group, Inc.	762,966	11,261,378
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	707,678
Paragon Commercial Corp.	5,375	218,333
Piper Jaffray Companies (a)(b)	58,498	4,267,429
PJT Partners, Inc. (b)	68,695	2,023,068
Pzena Investment Management, Inc.	54,513	539,134
Raymond James Financial, Inc.	500,460	36,003,092
Safeguard Scientifics, Inc. (a)(b)	85,673	1,006,658
SEI Investments Co.	545,448	25,734,237
Silvercrest Asset Management Group Class A	17,895	239,793
Stifel Financial Corp. (a)	265,623	13,241,307
TD Ameritrade Holding Corp.	1,012,811	41,535,379
TheStreet.com, Inc.	85,257	75,879
U.S. Global Investments, Inc. Class A	36,632	52,750
Value Line, Inc.	13,155	290,726
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A	161,795	2,240,861
Virtus Investment Partners, Inc. (b)	24,021	2,781,632
Waddell & Reed Financial, Inc. Class A (b)	320,106	6,251,670
Westwood Holdings Group, Inc.	31,636	1,878,546
WisdomTree Investments, Inc. (b)	469,466	5,192,294
Zais Group Holdings, Inc. (a)(b)	22,211	31,984
		405,149,992
Consumer Finance - 0.7%
Ally Financial, Inc.	1,935,982	37,596,770
Asta Funding, Inc. (a)	38,423	341,965
Atlanticus Holdings Corp. (a)	33,601	103,155
Consumer Portfolio Services, Inc. (a)	87,449	441,617
Credit Acceptance Corp. (a)(b)	51,378	9,856,356
Emergent Capital, Inc. (a)	155,284	198,764
Encore Capital Group, Inc. (a)(b)	94,324	2,589,194
Enova International, Inc. (a)(b)	106,637	1,242,321
EZCORP, Inc. (non-vtg.) Class A (a)	207,953	2,422,652
First Cash Financial Services, Inc.	199,045	9,136,166
Green Dot Corp. Class A (a)	176,690	4,259,996
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	10
LendingClub Corp. (a)(b)	1,262,095	7,143,458
Nelnet, Inc. Class A	80,536	4,063,041
Nicholas Financial, Inc. (a)	73,640	727,563
OneMain Holdings, Inc. (a)(b)	204,768	4,171,124
PRA Group, Inc. (a)(b)	185,843	6,681,056
Regional Management Corp. (a)	42,651	1,051,774
Santander Consumer U.S.A. Holdings, Inc. (a)	452,345	6,233,314
SLM Corp. (a)	1,779,097	17,915,507
World Acceptance Corp. (a)(b)	33,676	1,894,949
		118,070,752
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	15,543	254,439
At Home Group, Inc. (b)	36,418	469,064
Bats Global Markets, Inc.	113,096	3,596,453
BBX Capital Corp. (a)	42,087	915,813
Catskill Litigation Trust (a)	1,036	0
Cotiviti Holdings, Inc. (b)	48,802	1,453,812
Donnelley Financial Solutions, Inc. (a)	107,710	2,054,030
Marlin Business Services Corp.	34,930	710,826
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	83,480	708,745
On Deck Capital, Inc. (a)(b)	154,311	709,831
PICO Holdings, Inc. (a)	92,014	1,315,800
Senseonics Holdings, Inc. (b)	57,945	165,723
Tiptree Financial, Inc.	128,445	828,470
Voya Financial, Inc.	818,279	31,806,505
		44,989,511
Insurance - 4.2%
1347 Property Insurance Holdings, Inc. (a)(b)	6,993	51,049
Alleghany Corp. (a)	61,711	35,048,762
Allied World Assurance Co. Holdings AG	360,888	16,893,167
AMBAC Financial Group, Inc. (a)	175,979	4,311,486
American Equity Investment Life Holding Co.	353,072	7,319,183
American Financial Group, Inc.	286,077	23,524,112
American National Insurance Co.	37,691	4,541,766
Amerisafe, Inc.	78,864	5,011,807
AmTrust Financial Services, Inc. (b)	439,338	11,185,545
Arch Capital Group Ltd. (a)	494,957	40,942,843
Argo Group International Holdings, Ltd.	125,198	7,943,813
Aspen Insurance Holdings Ltd.	247,174	12,593,515
Assured Guaranty Ltd.	524,201	18,745,428
Atlas Financial Holdings, Inc. (a)	42,675	721,208
Axis Capital Holdings Ltd.	368,302	22,470,105
Baldwin & Lyons, Inc. Class B	33,745	894,243
Blue Capital Reinsurance Holdings Ltd.	23,939	432,099
Brown & Brown, Inc.	467,084	20,248,091
Citizens, Inc. Class A (a)(b)	175,321	1,616,460
CNA Financial Corp.	119,218	4,562,473
CNO Financial Group, Inc.	722,148	12,926,449
Conifer Holdings, Inc. (a)	13,396	95,781
Crawford & Co. Class B	86,860	1,147,421
Donegal Group, Inc. Class A	26,385	423,479
eHealth, Inc. (a)	71,274	724,144
EMC Insurance Group	32,192	888,821
Employers Holdings, Inc.	127,011	4,489,839
Endurance Specialty Holdings Ltd.	257,943	23,782,345
Enstar Group Ltd. (a)	48,866	9,609,499
Erie Indemnity Co. Class A	90,102	9,656,231
Everest Re Group Ltd.	167,586	35,285,232
FBL Financial Group, Inc. Class A	42,270	3,235,769
Federated National Holding Co.	50,478	877,812
Fidelity & Guaranty Life (b)	59,979	1,415,504
First Acceptance Corp. (a)(b)	24,679	30,602
First American Financial Corp.	446,386	16,846,608
FNF Group	1,104,228	35,269,042
FNFV Group (a)(b)	291,196	3,727,309
Genworth Financial, Inc. Class A (a)	2,019,322	8,642,698
Global Indemnity Ltd. (a)	37,631	1,405,894
Greenlight Capital Re, Ltd. (a)	129,165	2,938,504
Hallmark Financial Services, Inc. (a)	49,582	529,040
Hanover Insurance Group, Inc.	170,377	14,752,944
HCI Group, Inc. (b)	36,061	1,166,213
Health Insurance Innovations, Inc. (a)(b)	19,782	267,057
Heritage Insurance Holdings, Inc.	101,772	1,468,570
Horace Mann Educators Corp.	165,303	6,636,915
Independence Holding Co.	14,261	283,081
Infinity Property & Casualty Corp.	47,591	4,104,724
Investors Title Co.	4,573	564,445
James River Group Holdings Ltd.	61,127	2,382,730
Kemper Corp.	195,043	7,987,011
Kinsale Capital Group, Inc.	26,303	749,899
Maiden Holdings Ltd.	296,352	4,563,821
Markel Corp. (a)	56,184	50,472,335
MBIA, Inc. (a)	514,165	5,342,174
Mercury General Corp.	149,160	8,710,944
National General Holdings Corp.	248,922	5,623,148
National Western Life Group, Inc.	9,867	2,579,628
Navigators Group, Inc.	46,487	4,899,730
Old Republic International Corp.	983,492	17,575,002
OneBeacon Insurance Group Ltd.	98,703	1,515,091
Patriot National, Inc. (b)	41,971	259,800
Primerica, Inc. (b)	190,359	13,458,381
ProAssurance Corp.	219,115	12,281,396
Reinsurance Group of America, Inc.	253,312	30,916,730
RenaissanceRe Holdings Ltd.	169,468	22,125,742
RLI Corp.	152,485	9,155,199
Safety Insurance Group, Inc.	61,249	4,308,867
Selective Insurance Group, Inc.	236,330	9,713,163
State Auto Financial Corp.	61,570	1,587,890
State National Companies, Inc.	127,071	1,706,564
Stewart Information Services Corp.	96,597	4,582,562
Third Point Reinsurance Ltd. (a)(b)	255,705	3,030,104
Trupanion, Inc. (a)(b)	63,419	1,055,926
United Fire Group, Inc.	88,975	4,039,465
United Insurance Holdings Corp.	70,937	963,324
Universal Insurance Holdings, Inc.	133,702	3,208,848
Validus Holdings Ltd.	330,862	17,979,041
W.R. Berkley Corp.	388,959	24,033,777
White Mountains Insurance Group Ltd.	18,828	15,758,471
WMI Holdings Corp. (a)(b)	870,756	1,480,285
		736,296,175
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.	118,038	2,076,288
Agnc Investment Corp.	1,309,475	24,434,804
Altisource Residential Corp. Class B	219,951	2,591,023
American Capital Mortgage Investment Corp.	201,392	3,363,246
Annaly Capital Management, Inc.	4,058,121	41,473,997
Anworth Mortgage Asset Corp.	522,696	2,718,019
Apollo Commercial Real Estate Finance, Inc.	285,028	4,891,080
Arbor Realty Trust, Inc.	175,055	1,304,160
Ares Commercial Real Estate Corp.	140,575	1,901,980
Armour Residential REIT, Inc.	148,661	3,306,221
Blackstone Mortgage Trust, Inc.	365,784	11,002,783
Capstead Mortgage Corp.	393,696	4,070,817
Cherry Hill Mortgage Investment Corp.	38,323	678,700
Chimera Investment Corp.	733,609	12,442,009
CIM Commercial Trust Corp.	63,757	972,294
Colony Financial, Inc. (b)	467,425	9,586,887
CYS Investments, Inc.	614,533	4,940,845
Dynex Capital, Inc.	240,801	1,663,935
Ellington Residential Mortgage REIT	28,927	386,754
Five Oaks Investment Corp. (b)	62,057	315,250
Great Ajax Corp.	61,939	802,729
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	180,518	3,588,698
Invesco Mortgage Capital, Inc.	445,772	6,642,003
Ladder Capital Corp. Class A	203,453	2,919,551
MFA Financial, Inc.	1,498,641	11,719,373
New Residential Investment Corp.	995,313	15,377,586
New York Mortgage Trust, Inc. (b)	437,295	2,921,131
Newcastle Investment Corp.	278,628	1,262,185
Orchid Island Capital, Inc.	86,482	927,087
Owens Realty Mortgage, Inc.	33,263	604,389
PennyMac Mortgage Investment Trust	283,061	4,608,233
Redwood Trust, Inc.	316,716	4,820,418
Resource Capital Corp. (b)	135,278	1,141,746
Starwood Property Trust, Inc.	936,239	21,037,290
Two Harbors Investment Corp.	1,420,648	12,317,018
Western Asset Mortgage Capital Corp.	177,449	1,896,930
ZAIS Financial Corp.	36,901	487,093
		227,194,552
Thrifts & Mortgage Finance - 1.2%
ASB Bancorp, Inc. (a)	23	637
Astoria Financial Corp.	372,413	6,088,953
Atlantic Coast Financial Corp. (a)	8,654	60,751
Bank Mutual Corp.	163,696	1,465,079
BankFinancial Corp.	75,843	1,069,386
Bear State Financial, Inc. (b)	45,612	451,559
Beneficial Bancorp, Inc.	357,084	6,213,262
BofI Holding, Inc. (a)(b)	228,563	5,400,944
BSB Bancorp, Inc. (a)(b)	29,828	794,916
Capitol Federal Financial, Inc.	534,281	8,500,411
Charter Financial Corp.	62,615	896,021
Citizens Community Bancorp, Inc.	15,634	178,228
Clifton Bancorp, Inc.	102,761	1,678,087
Dime Community Bancshares, Inc.	144,735	2,706,545
Elmira Savings Bank	185	3,756
Entegra Financial Corp. (a)	1,687	32,306
ESSA Bancorp, Inc.	32,482	481,058
Essent Group Ltd. (a)	299,098	9,128,471
EverBank Financial Corp.	405,057	7,817,600
Farmer Mac Class C (non-vtg.)	40,991	2,213,924
First Capital, Inc.	12,982	425,810
First Defiance Financial Corp.	39,620	1,834,010
Flagstar Bancorp, Inc. (a)	95,859	2,701,307
Greene County Bancorp, Inc. (b)	2,032	44,196
Hamilton Bancorp, Inc. (a)	69	966
Hingham Institution for Savings	4,840	810,797
HMN Financial, Inc. (a)	3,871	62,130
Home Bancorp, Inc.	15,826	533,336
Home Federal Bancorp, Inc.	31	772
HomeStreet, Inc. (a)	98,099	2,849,776
HopFed Bancorp, Inc.	18,100	233,309
Impac Mortgage Holdings, Inc. (a)(b)	51,413	788,675
Kearny Financial Corp.	415,174	6,289,886
Lake Sunapee Bank Group	22,754	496,037
Lendingtree, Inc. (a)(b)	28,320	2,967,936
Malvern Bancorp, Inc. (a)	2,719	54,380
Meridian Bancorp, Inc.	222,216	3,944,334
Meta Financial Group, Inc.	36,101	3,283,386
MGIC Investment Corp. (a)	1,364,928	12,379,897
Nationstar Mortgage Holdings, Inc. (a)(b)	148,405	2,519,917
New York Community Bancorp, Inc. (b)	1,939,784	30,997,748
NMI Holdings, Inc. (a)	221,803	1,907,506
Northfield Bancorp, Inc.	213,090	3,948,558
Northwest Bancshares, Inc.	418,907	7,611,540
Ocean Shore Holding Co.	5,982	163,309
OceanFirst Financial Corp.	105,302	2,497,763
Ocwen Financial Corp. (a)(b)	431,515	2,217,987
Oritani Financial Corp.	189,634	3,347,040
PB Bancorp, Inc.	7,070	68,226
PennyMac Financial Services, Inc. (a)	84,716	1,474,058
PHH Corp. (a)	218,931	3,178,878
Poage Bankshares, Inc.	6,654	125,095
Provident Bancorp, Inc. (a)	5,687	104,641
Provident Financial Holdings, Inc.	21,795	429,579
Provident Financial Services, Inc.	247,489	6,667,354
Prudential Bancorp, Inc.	917	14,654
Radian Group, Inc.	865,476	12,601,331
Riverview Bancorp, Inc.	30,435	184,740
Security National Financial Corp. Class A	36,865	265,428
SI Financial Group, Inc.	23,177	324,478
Southern Missouri Bancorp, Inc.	20,482	591,930
Stonegate Mortgage Corp. (a)(b)	75,820	349,530
Territorial Bancorp, Inc.	30,643	964,335
TFS Financial Corp.	330,770	6,162,245
Timberland Bancorp, Inc.	12,774	244,367
Trustco Bank Corp., New York	425,565	3,468,355
United Community Bancorp, Inc.	1,461	23,814
United Community Financial Corp.	251,020	2,053,344
United Financial Bancorp, Inc. New	213,574	3,605,129
Walker & Dunlop, Inc. (a)	115,568	3,396,544
Walter Investment Management Corp. (a)(b)	163,591	932,469
Washington Federal, Inc. (b)	363,184	11,785,321
Waterstone Financial, Inc.	133,580	2,391,082
Westfield Financial, Inc.	126,385	1,061,634
WSFS Financial Corp.	112,419	4,794,670
		217,357,433

TOTAL FINANCIALS		2,989,214,979

HEALTH CARE - 10.7%
Biotechnology - 3.9%
Abeona Therapeutics, Inc. (a)(b)	88,635	553,969
ACADIA Pharmaceuticals, Inc. (a)(b)	384,833	10,386,643
Acceleron Pharma, Inc. (a)	140,916	4,747,460
Achillion Pharmaceuticals, Inc. (a)	464,020	1,921,043
Acorda Therapeutics, Inc. (a)(b)	186,337	3,875,810
Actinium Pharmaceuticals, Inc. (a)(b)	112,631	112,631
Adamas Pharmaceuticals, Inc. (a)(b)	61,583	923,745
ADMA Biologics, Inc. (a)(b)	17,353	96,136
Aduro Biotech, Inc. (a)(b)	108,149	1,232,899
Advaxis, Inc. (a)(b)	152,732	1,269,203
Adverum Biotechnologies, Inc. (a)	64,927	185,042
Aeglea BioTherapeutics, Inc. (b)	14,212	73,476
Agenus, Inc. (a)(b)	287,362	1,183,931
Agios Pharmaceuticals, Inc. (a)(b)	128,932	7,505,132
Aimmune Therapeutics, Inc. (a)	81,193	1,843,081
Akebia Therapeutics, Inc. (a)	129,131	1,111,818
Albireo Pharma, Inc. (a)(b)	6,977	183,495
Alder Biopharmaceuticals, Inc. (a)(b)	175,508	4,133,213
Aldeyra Therapeutics, Inc. (a)	48,557	250,069
Alkermes PLC (a)(b)	612,367	34,800,817
Alnylam Pharmaceuticals, Inc. (a)(b)	300,306	13,174,424
AMAG Pharmaceuticals, Inc. (a)(b)	138,328	4,592,490
Amicus Therapeutics, Inc. (a)(b)	564,196	3,373,892
AmpliPhi Biosciences Corp. (a)(b)	17,690	9,183
Anavex Life Sciences Corp. (a)(b)	128,061	508,402
Anthera Pharmaceuticals, Inc. (a)(b)	160,431	240,647
Applied Genetic Technologies Corp. (a)	47,677	438,628
Aptevo Therapeutics, Inc. (a)	62,747	119,219
Aquinox Pharmaceuticals, Inc. (a)(b)	72,968	1,016,444
ARCA Biopharma, Inc. (a)	7,333	17,233
Ardelyx, Inc. (a)(b)	75,570	1,118,436
Arena Pharmaceuticals, Inc. (a)(b)	996,716	1,445,238
Argos Therapeutics, Inc. (a)(b)	95,222	442,782
ARIAD Pharmaceuticals, Inc. (a)(b)	776,492	10,467,112
ArQule, Inc. (a)	223,720	306,496
Array BioPharma, Inc. (a)(b)	653,967	5,293,863
Arrowhead Pharmaceuticals, Inc. (a)(b)	298,616	430,007
Asterias Biotherapeutics, Inc. (b)	102,523	425,470
Atara Biotherapeutics, Inc. (a)(b)	82,315	1,633,953
Athersys, Inc. (a)(b)	318,191	525,015
aTyr Pharma, Inc. (a)(b)	94,162	291,902
Audentes Therapeutics, Inc.	14,551	239,073
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	140,701
Aviragen Therapeutics, Inc. (a)	114,179	160,992
Bellicum Pharmaceuticals, Inc. (a)(b)	73,066	1,310,073
Biocept, Inc. (a)(b)	20,118	17,704
BioCryst Pharmaceuticals, Inc. (a)(b)	290,153	1,621,955
BioMarin Pharmaceutical, Inc. (a)	687,917	58,906,333
Biospecifics Technologies Corp. (a)	20,059	990,112
BioTime, Inc. (a)(b)	232,753	733,172
bluebird bio, Inc. (a)(b)	147,441	8,898,064
Blueprint Medicines Corp. (a)(b)	84,211	2,473,277
BrainStorm Cell Therpeutic, Inc. (a)(b)	45,873	98,627
Calithera Biosciences, Inc. (a)(b)	45,374	158,809
Cancer Genetics, Inc. (a)(b)	27,876	41,814
Capricor Therapeutics, Inc. (a)(b)	40,820	128,583
Cara Therapeutics, Inc. (a)(b)	94,305	848,745
CareDx, Inc. (a)(b)	37,353	132,603
Cascadian Therapeutics, Inc. (a)(b)	86,304	484,165
CASI Pharmaceuticals, Inc. (a)	37,512	51,016
Catabasis Pharmaceuticals, Inc. (a)	25,262	90,185
Catalyst Biosciences, Inc. (a)	21,490	15,258
Catalyst Pharmaceutical Partners, Inc. (a)(b)	334,134	364,206
Cel-Sci Corp. (a)(b)	339,496	71,668
Celldex Therapeutics, Inc. (a)(b)	388,495	1,480,166
Cellectar Biosciences, Inc. (a)(b)	4,485	6,593
Cellular Biomedicine Group, Inc. (a)	29,329	393,009
Celsion Corp. (a)	60,020	39,133
Cerulean Pharma, Inc. (a)(b)	48,961	33,264
ChemoCentryx, Inc. (a)	80,697	632,664
Chiasma, Inc. (a)(b)	30,058	58,613
Chimerix, Inc. (a)	158,434	774,742
Cidara Therapeutics, Inc. (a)(b)	38,754	403,042
Cleveland Biolabs, Inc. (a)(b)	10,000	16,000
Clovis Oncology, Inc. (a)(b)	156,307	5,356,641
Coherus BioSciences, Inc. (a)(b)	119,472	3,213,797
Colucid Pharmaceuticals, Inc. (a)	33,393	1,180,443
Conatus Pharmaceuticals, Inc. (a)(b)	52,030	94,174
Concert Pharmaceuticals, Inc. (a)	59,495	537,835
ContraFect Corp. (a)(b)	55,912	131,393
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	107,473	816,795
CorMedix, Inc. (a)(b)	133,434	225,503
Corvus Pharmaceuticals, Inc.	19,799	305,499
CTI BioPharma Corp. (a)(b)	813,794	341,387
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)	448,089	1,294,977
Cyclacel Pharmaceuticals, Inc. (b)	5,709	22,608
Cytokinetics, Inc. (a)(b)	154,408	1,852,896
CytomX Therapeutics, Inc. (a)	90,257	1,005,463
Cytori Therapeutics, Inc. (a)(b)	42,766	65,860
CytRx Corp. (a)(b)	476,390	238,624
Dicerna Pharmaceuticals, Inc. (a)(b)	54,393	162,091
Dimension Therapeutics, Inc. (a)	78,948	347,371
Dyax Corp. rights 12/31/19 (a)	559,523	1,382,022
Dynavax Technologies Corp. (a)(b)	148,743	639,595
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,841,139
Edge Therapeutics, Inc. (a)(b)	78,201	947,014
Editas Medicine, Inc. (b)	60,453	862,664
Eiger Biopharmaceuticals, Inc. (a)	17,311	212,925
Eleven Biotherapeutics, Inc. (a)(b)	33,461	74,953
Emergent BioSolutions, Inc. (a)(b)	142,371	3,809,848
Enanta Pharmaceuticals, Inc. (a)(b)	52,541	1,651,889
Epizyme, Inc. (a)(b)	159,310	1,768,341
Esperion Therapeutics, Inc. (a)(b)	73,213	773,129
Exact Sciences Corp. (a)(b)	435,702	6,435,319
Exelixis, Inc. (a)	926,986	15,684,603
Fate Therapeutics, Inc. (a)(b)	72,909	214,352
Fibrocell Science, Inc. (a)(b)	125,506	100,392
FibroGen, Inc. (a)	217,137	4,809,585
Five Prime Therapeutics, Inc. (a)	114,494	6,585,695
Flexion Therapeutics, Inc. (a)	105,320	1,737,780
Fortress Biotech, Inc. (a)(b)	160,408	383,375
Foundation Medicine, Inc. (a)(b)	49,011	1,007,176
Galectin Therapeutics, Inc. (a)(b)	80,065	65,653
Galena Biopharma, Inc. (a)(b)	36,479	111,261
Genocea Biosciences, Inc. (a)(b)	97,488	391,902
Genomic Health, Inc. (a)	71,549	2,177,236
GenVec, Inc. (a)(b)	142,471	49,153
Geron Corp. (a)(b)	617,419	1,259,535
Global Blood Therapeutics, Inc. (a)(b)	84,645	1,620,952
GlycoMimetics, Inc. (a)	53,443	339,363
GTx, Inc. (a)(b)	309,343	246,237
Halozyme Therapeutics, Inc. (a)(b)	483,615	5,711,493
Harvard Apparatus (a)(b)	22,493	17,994
Heat Biologics, Inc. (a)(b)	76,701	220,132
Hemispherx Biopharma, Inc. (a)(b)	63,934	52,426
Heron Therapeutics, Inc. (a)(b)	145,054	2,226,579
Histogenics Corp. (a)	270	521
iBio, Inc. (a)(b)	302,306	126,969
Idera Pharmaceuticals, Inc. (a)(b)	492,880	832,967
Ignyta, Inc. (a)	126,561	791,006
Immucell Corp. (a)(b)	6,741	36,132
Immune Design Corp. (a)(b)	53,841	395,731
Immune Pharmaceuticals, Inc. (a)(b)	304,264	50,751
ImmunoCellular Therapeutics Ltd. (a)(b)	9,947	28,747
ImmunoGen, Inc. (a)(b)	353,362	628,984
Immunomedics, Inc. (a)(b)	391,887	1,261,876
Incyte Corp.(a)	706,682	72,286,502
Infinity Pharmaceuticals, Inc. (a)(b)	177,419	205,806
Inotek Pharmaceuticals Corp. (a)(b)	72,423	463,507
Inovio Pharmaceuticals, Inc. (a)(b)	277,501	1,964,707
Insmed, Inc. (a)	258,127	3,523,434
Insys Therapeutics, Inc. (a)(b)	94,099	1,109,427
Intellia Therapeutics, Inc. (a)(b)	29,836	469,917
Intercept Pharmaceuticals, Inc. (a)(b)	72,526	7,333,829
Intrexon Corp. (a)(b)	237,744	6,937,370
Invitae Corp. (a)(b)	127,305	874,585
Ionis Pharmaceuticals, Inc. (a)(b)	487,918	21,351,292
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	516,056	8,053,054
IsoRay, Inc. (a)(b)	212,731	116,874
Juno Therapeutics, Inc. (a)(b)	314,741	6,310,557
Karyopharm Therapeutics, Inc. (a)	75,665	698,388
Keryx Biopharmaceuticals, Inc. (a)(b)	415,700	2,411,060
Kindred Biosciences, Inc. (a)	44,644	189,737
Kite Pharma, Inc. (a)(b)	184,878	9,415,837
Kura Oncology, Inc. (a)(b)	37,885	183,742
La Jolla Pharmaceutical Co. (a)(b)	54,204	981,092
Lexicon Pharmaceuticals, Inc. (a)(b)	180,936	2,755,655
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	75,060	7,836,264
General CVR	26,087	522
Glucagon CVR (a)	26,087	783
rights (a)	26,087	130
TR Beta CVR	26,087	535
Lion Biotechnologies, Inc. (a)(b)	189,227	1,258,360
Loxo Oncology, Inc. (a)(b)	45,802	1,262,303
Lpath, Inc. (a)	4,476	10,921
Macrogenics, Inc. (a)	120,920	3,135,456
Madrigal Pharmaceuticals, Inc. (a)(b)	12,780	204,608
MannKind Corp. (a)(b)	1,243,115	584,886
Mast Therapeutics, Inc. (a)(b)	865,921	74,469
Mateon Therapeutics, Inc. (a)(b)	55,832	23,433
Medgenics, Inc. (a)(b)	125,878	647,013
MediciNova, Inc. (a)(b)	111,867	790,900
MEI Pharma, Inc. (a)(b)	92,428	143,263
Merrimack Pharmaceuticals, Inc. (a)(b)	499,691	2,753,297
Microbot Medical, Inc. (a)(b)	3,558	29,069
MiMedx Group, Inc. (a)(b)	425,532	4,034,043
Minerva Neurosciences, Inc. (a)(b)	59,757	770,865
Mirati Therapeutics, Inc. (a)(b)	59,736	319,588
Momenta Pharmaceuticals, Inc. (a)	252,110	3,567,357
Myriad Genetics, Inc. (a)	277,288	4,627,937
NanoViricides, Inc. (a)(b)	143,363	164,867
NantKwest, Inc. (a)(b)	102,796	672,286
Natera, Inc. (a)(b)	97,151	1,165,812
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	451,667
Neothetics, Inc. (a)(b)	19,486	23,188
Neuralstem, Inc. (a)(b)	880,083	246,951
Neurocrine Biosciences, Inc. (a)	343,305	15,946,517
NewLink Genetics Corp. (a)	83,730	927,728
Nivalis Therapeutics, Inc. (a)	71,774	155,750
Northwest Biotherapeutics, Inc. (a)(b)	158,536	80,061
Novavax, Inc. (a)(b)	1,083,598	1,311,154
Ohr Pharmaceutical, Inc. (a)(b)	106,178	286,681
OncoCyte Corp. (a)(b)	11,637	69,822
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	41,212
OncoMed Pharmaceuticals, Inc. (a)(b)	79,764	677,196
Onconova Therapeutics, Inc. (a)(b)	3,480	10,127
OncoSec Medical, Inc. (a)(b)	52,231	71,556
Opexa Therapeutics, Inc. (a)(b)	35,198	33,438
OpGen, Inc. (a)(b)	41,093	45,613
Ophthotech Corp. (a)(b)	123,408	3,782,455
Opko Health, Inc. (a)(b)	1,460,174	15,171,208
Oragenics, Inc. (a)(b)	79,968	50,380
Organovo Holdings, Inc. (a)(b)	351,453	1,061,388
Osiris Therapeutics, Inc. (b)	68,230	405,969
Otonomy, Inc. (a)(b)	100,424	1,707,208
OvaScience, Inc. (a)(b)	122,113	409,079
Palatin Technologies, Inc. (a)(b)	270,206	220,677
PDL BioPharma, Inc. (b)	697,561	1,527,659
Peregrine Pharmaceuticals, Inc. (a)	744,971	224,609
Pfenex, Inc. (a)(b)	65,771	609,697
PharmAthene, Inc. (b)	248,162	756,894
Portola Pharmaceuticals, Inc. (a)	225,364	4,054,298
Progenics Pharmaceuticals, Inc. (a)(b)	265,763	2,378,579
Protagonist Therapeutics, Inc.	27,757	692,537
Proteon Therapeutics, Inc. (a)(b)	24,275	247,605
Proteostasis Therapeutics, Inc. (b)	51,559	542,916
Prothena Corp. PLC (a)(b)	137,563	8,118,968
PTC Therapeutics, Inc. (a)(b)	132,867	1,480,138
Puma Biotechnology, Inc. (a)(b)	110,505	4,757,240
Radius Health, Inc. (a)(b)	146,911	7,818,603
Recro Pharma, Inc. (a)	17,166	137,328
REGENXBIO, Inc. (a)(b)	79,776	1,775,016
Regulus Therapeutics, Inc. (a)(b)	152,831	374,436
Repligen Corp. (a)(b)	138,898	4,472,516
Retrophin, Inc. (a)(b)	129,635	2,653,628
Rexahn Pharmaceuticals, Inc. (a)(b)	663,874	109,606
Rigel Pharmaceuticals, Inc. (a)	366,630	953,238
RXi Pharmaceuticals Corp. (a)(b)	26,638	40,223
Sage Therapeutics, Inc. (a)(b)	122,355	6,131,209
Sangamo Biosciences, Inc. (a)(b)	280,976	899,123
Sarepta Therapeutics, Inc. (a)(b)	199,048	6,819,384
Seattle Genetics, Inc. (a)(b)	409,739	26,555,185
Selecta Biosciences, Inc. (b)	2,962	60,721
Seres Therapeutics, Inc. (a)(b)	79,929	798,491
Sorrento Therapeutics, Inc. (a)(b)	157,085	824,696
Spark Therapeutics, Inc. (a)(b)	86,371	4,751,269
Spectrum Pharmaceuticals, Inc. (a)(b)	277,239	1,084,004
Stemline Therapeutics, Inc. (a)(b)	63,004	831,653
Sunesis Pharmaceuticals, Inc. (a)(b)	46,639	187,955
Syndax Pharmaceuticals, Inc.	40,813	395,070
Synergy Pharmaceuticals, Inc. (a)(b)	713,647	3,753,783
Synthetic Biologics, Inc. (a)(b)	314,451	250,555
Syros Pharmaceuticals, Inc.	17,966	243,978
T2 Biosystems, Inc. (a)(b)	68,463	399,139
Tenax Therapeutics, Inc. (a)(b)	74,064	142,944
TESARO, Inc. (a)(b)	140,347	19,043,684
TG Therapeutics, Inc. (a)(b)	157,693	906,735
Threshold Pharmaceuticals, Inc. (a)(b)	253,633	122,378
Tokai Pharmaceuticals, Inc. (a)(b)	28,989	29,859
TONIX Pharmaceuticals Holding (a)(b)	69,435	26,455
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	89,148
Trevena, Inc. (a)	153,673	842,128
Trovagene, Inc. (a)(b)	105,483	305,901
Ultragenyx Pharmaceutical, Inc. (a)(b)	152,260	11,920,435
United Therapeutics Corp. (a)(b)	179,606	22,560,310
Vanda Pharmaceuticals, Inc. (a)	183,750	3,022,688
Venaxis, Inc. (a)	15,089	46,021
Verastem, Inc. (a)	127,456	145,300
Vericel Corp. (a)(b)	74,721	179,330
Versartis, Inc. (a)(b)	95,092	1,183,895
Vical, Inc. (a)(b)	29,955	69,196
Viking Therapeutics, Inc. (a)(b)	31,264	33,765
VistaGen Therapeutics, Inc.	30,097	111,660
Vital Therapies, Inc. (a)(b)	89,620	457,062
Voyager Therapeutics, Inc. (a)(b)	22,537	280,811
vTv Therapeutics, Inc. Class A (a)	25,196	131,523
Windtree Therapeutics, Inc. (a)(b)	42,582	61,744
Xbiotech, Inc. (a)(b)	70,101	980,713
Xencor, Inc. (a)(b)	130,808	3,343,452
XOMA Corp. (a)(b)	33,875	189,023
Zafgen, Inc. (a)	77,644	262,437
ZIOPHARM Oncology, Inc. (a)(b)	517,531	3,353,601
		684,290,075
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	91,817	4,736,839
Abiomed, Inc. (a)(b)	160,607	18,026,530
Accuray, Inc. (a)(b)	349,611	1,765,536
Aethlon Medical, Inc. (a)(b)	20,809	96,138
Akers Biosciences, Inc. (a)(b)	12,000	22,800
Alere, Inc. (a)	354,034	14,062,230
Align Technology, Inc. (a)	311,125	28,950,181
Allied Healthcare Products, Inc. (a)	4,954	5,747
Alliqua Biomedical, Inc. (a)(b)	63,749	41,437
Alphatec Holdings, Inc. (a)	44,081	230,544
Amedica Corp. (a)(b)	45,747	30,559
Analogic Corp. (b)	52,507	4,838,520
Angiodynamics, Inc. (a)(b)	120,682	1,967,117
Anika Therapeutics, Inc. (a)(b)	64,722	3,019,929
Antares Pharma, Inc. (a)(b)	554,397	1,119,882
Atossa Genetics, Inc. (a)(b)	5,394	11,004
Atricure, Inc. (a)(b)	137,373	2,471,340
Atrion Corp.	6,025	2,955,865
Avinger, Inc. (a)(b)	84,296	328,754
AxoGen, Inc. (a)	109,271	912,413
BioLase Technology, Inc. (a)(b)	142,344	249,102
BioLife Solutions, Inc. (a)(b)	69,384	115,177
Bovie Medical Corp. (a)	92,879	394,736
Cantel Medical Corp.	150,256	12,256,382
Cardiovascular Systems, Inc. (a)	128,427	3,106,649
CAS Medical Systems, Inc. (a)(b)	6,117	10,644
Cerus Corp. (a)(b)	404,425	2,111,099
Cesca Therapeutics, Inc. (a)(b)	3,165	9,906
Chembio Diagnostics, Inc. (a)(b)	41,523	292,737
Cogentix Medical, Inc. (a)	158,919	413,189
ConforMis, Inc. (a)(b)	157,069	1,410,480
CONMED Corp.	102,715	4,476,320
Corindus Vascular Robotics, Inc. (a)(b)	318,995	220,107
Cryolife, Inc.	106,768	2,097,991
Cutera, Inc. (a)	50,450	824,858
Cynosure, Inc. Class A (a)(b)	97,415	4,417,770
CytoSorbents Corp. (a)(b)	88,558	456,074
Delcath Systems, Inc. (a)(b)	1,996	4,172
Derma Sciences, Inc. (a)(b)	83,882	402,634
DexCom, Inc. (a)(b)	339,372	22,157,598
Dextera Surgical, Inc. (a)(b)	25,108	35,653
Dynatronics Corp. (a)	3,425	9,076
Ekso Bionics Holdings, Inc. (a)(b)	67,474	294,861
Electromed, Inc. (a)	18,483	71,529
Endologix, Inc. (a)(b)	319,905	2,351,302
Entellus Medical, Inc. (a)(b)	23,767	438,026
EnteroMedics, Inc. (a)	21,518	1,145
Exactech, Inc. (a)	45,189	1,134,244
Fonar Corp. (a)	28,662	573,240
Genmark Diagnostics, Inc. (a)(b)	196,224	2,280,123
Glaukos Corp. (a)	42,889	1,338,566
Globus Medical, Inc. (a)(b)	288,717	6,247,836
Great Basin Scientific, Inc. (a)(b)	3	0
Haemonetics Corp. (a)	211,545	8,383,528
Halyard Health, Inc. (a)(b)	195,089	7,247,556
Hill-Rom Holdings, Inc.	241,935	12,904,813
ICU Medical, Inc. (a)	58,941	8,855,885
IDEXX Laboratories, Inc. (a)	362,115	42,602,830
Inogen, Inc. (a)(b)	62,561	4,030,805
InspireMD, Inc. (a)	394	1,143
Insulet Corp. (a)	233,994	7,873,898
Integer Holdings Corp. (a)	109,024	3,079,928
Integra LifeSciences Holdings Corp. (a)(b)	120,019	9,697,535
Invacare Corp. (b)	128,531	1,478,107
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	605,128
Invuity, Inc. (a)(b)	46,878	318,770
IRadimed Corp. (a)(b)	17,654	195,077
Iridex Corp. (a)	22,946	362,317
K2M Group Holdings, Inc. (a)	127,958	2,405,610
Kewaunee Scientific Corp.	5,250	128,625
Lantheus Holdings, Inc. (a)	86,286	785,203
LeMaitre Vascular, Inc.	49,138	1,113,958
LivaNova PLC (a)(b)	179,005	7,924,551
Masimo Corp. (a)	175,621	10,865,671
MELA Sciences, Inc. (a)(b)	11,736	7,147
Meridian Bioscience, Inc.	176,775	3,058,208
Merit Medical Systems, Inc. (a)	177,744	4,185,871
MGC Diagnostics Corp. (a)	3,151	24,420
Milestone Scientific, Inc. (a)(b)	45,410	79,468
Misonix, Inc. (a)	18,363	168,940
Natus Medical, Inc. (a)	132,768	5,290,805
Neogen Corp. (a)	154,606	9,783,468
NeuroMetrix, Inc. (a)(b)	6,742	6,135
Nevro Corp. (a)(b)	89,405	6,797,462
NuVasive, Inc. (a)(b)	206,326	13,390,557
Nuvectra Corp. (a)	32,436	186,183
NxStage Medical, Inc. (a)	252,213	6,234,705
OraSure Technologies, Inc. (a)	230,100	1,939,743
Orthofix International NV (a)	75,792	2,855,085
Penumbra, Inc. (a)(b)	99,738	6,173,782
PhotoMedex, Inc. (a)(b)	12,583	32,087
Presbia PLC (a)(b)	11,158	48,872
Pulse Biosciences, Inc. (b)	23,721	146,833
Quidel Corp. (a)(b)	119,955	2,750,568
ResMed, Inc. (b)	570,132	35,051,715
Retractable Technologies, Inc. (a)(b)	36,514	88,364
Rockwell Medical Technologies, Inc. (a)(b)	186,712	1,213,628
Roka Bioscience, Inc. (a)(b)	1,791	8,561
RTI Biologics, Inc. (a)	228,763	663,413
Seaspine Holdings Corp. (a)	35,570	248,990
Second Sight Medical Products, Inc. (a)(b)	63,760	129,433
Sientra, Inc. (a)(b)	46,108	379,469
Staar Surgical Co. (a)(b)	117,470	1,274,550
Steris PLC (b)	349,304	22,917,835
Sunshine Heart, Inc. (a)(b)	40,808	8,447
SurModics, Inc. (a)	57,901	1,386,729
Synergetics U.S.A., Inc. (a)	76,412	14,518
Tactile Systems Technology, Inc. (b)	14,427	235,593
Tandem Diabetes Care, Inc. (a)	83,217	203,882
TearLab Corp. (a)(b)	100,207	54,112
Teleflex, Inc.	177,434	26,247,812
The Spectranetics Corp. (a)(b)	170,220	3,719,307
TransEnterix, Inc. (a)(b)	303,304	461,022
Unilife Corp. (a)(b)	60,284	150,710
Utah Medical Products, Inc.	15,694	1,070,331
Vascular Solutions, Inc. (a)(b)	70,180	3,866,918
Veracyte, Inc. (a)(b)	61,383	468,352
Vermillion, Inc. (a)(b)	65,547	78,656
ViewRay, Inc. (a)(b)	32,797	107,902
Viveve Medical, Inc.	30,145	193,832
VolitionRx Ltd. (a)(b)	100,890	418,694
West Pharmaceutical Services, Inc.	296,743	24,080,694
Wright Medical Group NV (a)(b)	408,964	9,422,531
Zeltiq Aesthetics, Inc. (a)(b)	139,074	6,120,647
Zosano Pharma Corp. (a)	4,787	3,830
		490,108,345
Health Care Providers & Services - 1.7%
AAC Holdings, Inc. (a)(b)	40,868	342,883
Acadia Healthcare Co., Inc. (a)(b)	303,294	11,528,205
Aceto Corp. (b)	114,941	2,348,245
Adcare Health Systems, Inc.	40,556	64,890
Addus HomeCare Corp. (a)	29,838	1,035,379
Adeptus Health, Inc. Class A (a)(b)	59,436	498,074
Air Methods Corp. (a)(b)	140,691	4,600,596
Alliance Healthcare Services, Inc. (a)	38,536	292,874
Almost Family, Inc. (a)(b)	36,046	1,449,049
Amedisys, Inc. (a)(b)	112,274	4,433,700
American Renal Associates Holdings, Inc.	46,377	1,132,526
American Shared Hospital Services (a)	115	391
AMN Healthcare Services, Inc. (a)(b)	190,331	6,338,022
AmSurg Corp. (a)(b)	222,265	15,140,692
BioScrip, Inc. (a)(b)	434,630	495,478
BioTelemetry, Inc. (a)	114,094	2,219,128
Brookdale Senior Living, Inc. (a)	737,521	8,577,369
Caladrius Biosciences, Inc. (a)(b)	17,378	64,994
Capital Senior Living Corp. (a)	114,940	1,790,765
Chemed Corp.	67,776	10,096,591
Civitas Solutions, Inc. (a)	72,322	1,211,394
Community Health Systems, Inc. (a)(b)	448,404	2,439,318
Corvel Corp. (a)	44,212	1,423,626
Cross Country Healthcare, Inc. (a)	130,469	1,870,925
Digirad Corp.	52,208	242,767
Diplomat Pharmacy, Inc. (a)(b)	168,024	2,379,220
Diversicare Healthcare Services, Inc.	13,755	155,982
Envision Healthcare Holdings, Inc. (a)	763,435	17,345,243
Five Star Quality Care, Inc. (a)	200,855	461,967
Genesis HealthCare, Inc. Class A (a)	122,459	440,852
HealthEquity, Inc. (a)(b)	169,376	7,542,313
HealthSouth Corp.	358,221	14,927,069
Healthways, Inc. (a)(b)	134,661	3,124,135
Hooper Holmes, Inc. (a)(b)	8,570	6,856
InfuSystems Holdings, Inc. (a)	46,642	81,624
Interpace Diagnostics Group, Inc. (a)	19,284	2,989
Kindred Healthcare, Inc. (b)	339,178	2,255,534
Landauer, Inc.	39,153	1,938,074
LHC Group, Inc. (a)	64,123	2,697,013
LifePoint Hospitals, Inc. (a)(b)	171,801	9,440,465
Magellan Health Services, Inc. (a)	97,206	7,076,597
MEDNAX, Inc. (a)(b)	378,133	24,756,368
Molina Healthcare, Inc. (a)(b)	172,827	9,135,635
National Healthcare Corp.	53,157	3,646,570
National Research Corp. Class A	28,515	456,240
Owens & Minor, Inc.	247,227	8,383,468
PharMerica Corp. (a)	119,471	2,873,278
Premier, Inc. (a)(b)	202,757	6,111,096
Providence Service Corp. (a)	51,522	1,891,373
Psychemedics Corp.	18,443	460,891
Quorum Health Corp. (a)	123,157	704,458
RadNet, Inc. (a)	138,775	860,405
Select Medical Holdings Corp. (a)(b)	419,956	5,102,465
Sharps Compliance Corp. (a)(b)	38,932	167,797
SunLink Health Systems, Inc. (a)	19,190	21,493
Surgery Partners, Inc. (a)(b)	70,840	1,044,890
Surgical Care Affiliates, Inc. (a)	107,420	4,517,011
Team Health Holdings, Inc. (a)(b)	296,349	12,609,650
Teladoc, Inc. (a)(b)	78,090	1,432,952
Tenet Healthcare Corp. (a)(b)	386,038	5,879,359
The Ensign Group, Inc. (b)	188,818	4,082,245
Triple-S Management Corp. (a)(b)	94,940	2,115,263
U.S. Physical Therapy, Inc.	50,320	3,220,480
Universal American Spin Corp. (a)	221,846	2,227,334
VCA, Inc. (a)	328,212	20,546,071
Wellcare Health Plans, Inc. (a)	179,727	24,626,194
		296,386,800
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(b)	750,583	8,241,401
Arrhythmia Research Technology, Inc. (a)	9,913	39,850
athenahealth, Inc. (a)(b)	156,532	14,807,927
Castlight Health, Inc. Class B (a)(b)	169,886	789,970
Computer Programs & Systems, Inc. (b)	45,217	1,087,469
Connecture, Inc. (a)(b)	29,490	53,967
Evolent Health, Inc. (a)(b)	74,976	1,409,549
HealthStream, Inc. (a)	101,496	2,543,490
HMS Holdings Corp. (a)	344,834	6,317,359
HTG Molecular Diagnostics (a)(b)	19,859	38,725
iCAD, Inc. (a)	51,129	187,643
Inovalon Holdings, Inc. Class A (a)(b)	269,879	4,142,643
Medidata Solutions, Inc. (a)(b)	235,569	13,010,476
Omnicell, Inc. (a)	150,731	5,403,706
Quality Systems, Inc.	178,694	2,344,465
Rennova Health, Inc. (a)	18,562	1,949
Simulations Plus, Inc.	44,648	421,924
Streamline Health Solutions, Inc. (a)	74,551	123,009
Veeva Systems, Inc. Class A (a)(b)	382,862	17,795,426
Vocera Communications, Inc. (a)	109,046	1,984,637
		80,745,585
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	114,176	2,848,691
Albany Molecular Research, Inc. (a)(b)	96,920	1,633,102
Bio-Rad Laboratories, Inc. Class A (a)(b)	83,606	14,505,641
Bio-Techne Corp.	149,942	15,797,889
Bioanalytical Systems, Inc. (a)	4,687	3,609
Bruker Corp.	428,156	9,710,578
Cambrex Corp. (a)(b)	127,843	6,404,934
Charles River Laboratories International, Inc. (a)	187,161	13,307,147
ChromaDex, Inc. (a)(b)	68,981	167,624
CombiMatrix Corp. (a)	922	2,582
Enzo Biochem, Inc. (a)	158,649	1,081,986
Fluidigm Corp. (a)(b)	119,521	768,520
Harvard Bioscience, Inc. (a)	111,418	272,974
INC Research Holdings, Inc. Class A (a)	219,259	10,853,321
Luminex Corp. (a)(b)	159,338	3,239,342
Medpace Holdings, Inc.	29,956	1,068,830
Nanostring Technologies, Inc. (a)	48,099	1,058,178
NeoGenomics, Inc. (a)(b)	214,850	1,920,759
Pacific Biosciences of California, Inc. (a)(b)	315,807	2,403,291
PAREXEL International Corp. (a)(b)	210,375	12,412,125
PRA Health Sciences, Inc. (a)	155,391	8,347,605
pSivida Corp. (a)(b)	97,016	180,450
Quintiles Transnational Holdings, Inc. (a)	554,465	42,599,546
Transgenomic, Inc. (a)(b)	13,347	2,870
VWR Corp. (a)	339,571	9,236,331
		159,827,925
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	392,017
Achaogen, Inc. (a)(b)	95,113	543,095
Aclaris Therapeutics, Inc. (a)	51,460	1,541,227
Acura Pharmaceuticals, Inc. (a)(b)	18,759	17,164
Adamis Pharmaceuticals Corp. (a)(b)	43,533	124,069
Aerie Pharmaceuticals, Inc. (a)(b)	135,125	5,019,894
Agile Therapeutics, Inc. (a)	73,763	506,752
Akorn, Inc. (a)(b)	360,371	7,647,073
Alimera Sciences, Inc. (a)(b)	102,415	112,657
Amphastar Pharmaceuticals, Inc. (a)	143,062	2,899,867
Ampio Pharmaceuticals, Inc. (a)(b)	182,288	138,539
ANI Pharmaceuticals, Inc. (a)(b)	33,859	1,995,311
ANI Pharmaceuticals, Inc. rights (a)	58,183	1
Apricus Biosciences, Inc. (a)(b)	18,299	25,985
Aradigm Corp. (a)	6,822	35,747
Aratana Therapeutics, Inc. (a)(b)	132,799	946,857
Assembly Biosciences, Inc. (a)(b)	49,350	634,148
AstraZeneca PLC rights (a)	21,542	0
Avexis, Inc. (b)	47,528	2,809,855
Axsome Therapeutics, Inc. (a)(b)	27,645	181,075
Bio Path Holdings, Inc. (a)(b)	346,086	425,686
Biodelivery Sciences International, Inc. (a)(b)	214,381	364,448
Catalent, Inc. (a)(b)	507,215	12,137,655
Cempra, Inc. (a)(b)	187,773	1,220,525
Clearside Biomedical, Inc. (b)	26,903	393,860
Collegium Pharmaceutical, Inc. (a)(b)	73,478	1,216,796
ContraVir Pharmaceuticals, Inc. (a)(b)	235,301	465,896
Corcept Therapeutics, Inc. (a)(b)	338,073	2,836,432
Corium International, Inc. (a)(b)	48,507	245,445
Cumberland Pharmaceuticals, Inc. (a)	33,632	186,321
CymaBay Therapeutics, Inc. (a)(b)	70,792	140,876
DepoMed, Inc. (a)(b)	242,414	4,630,107
Dermira, Inc. (a)	106,502	3,405,934
Dipexium Pharmaceuticals, Inc. (a)(b)	35,432	49,605
Durect Corp. (a)(b)	559,539	732,996
Egalet Corp. (a)(b)	55,293	372,122
Endocyte, Inc. (a)(b)	136,613	363,391
Evoke Pharma, Inc. (a)(b)	15,864	26,017
Flex Pharma, Inc. (a)(b)	43,126	265,225
Heska Corp. (a)	25,350	1,675,889
Horizon Pharma PLC (a)(b)	653,058	12,930,548
Impax Laboratories, Inc. (a)	306,459	4,428,333
Imprimis Pharmaceuticals, Inc. (a)(b)	10,843	29,493
Innoviva, Inc. (a)(b)	316,771	3,275,412
Intersect ENT, Inc. (a)	95,843	996,767
Intra-Cellular Therapies, Inc. (a)(b)	141,086	1,966,739
Jaguar Animal Health, Inc. (a)(b)	27,742	18,615
Jazz Pharmaceuticals PLC (a)	243,831	25,268,207
Juniper Pharmaceuticals, Inc. (a)	42,963	238,445
Kalvista Pharmaceuticals, Inc. (a)(b)	3,322	27,207
KemPharm, Inc. (a)(b)	54,249	195,296
Lannett Co., Inc. (a)(b)	113,627	2,602,058
Lipocine, Inc. (a)(b)	61,637	210,799
Marinus Pharmaceuticals, Inc. (a)(b)	36,454	38,277
MyoKardia, Inc. (a)(b)	59,184	932,148
Nektar Therapeutics (a)(b)	600,701	7,379,612
Neos Therapeutics, Inc. (a)(b)	42,886	304,491
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	22,768
Ocera Therapeutics, Inc. (a)(b)	41,015	88,182
Ocular Therapeutix, Inc. (a)(b)	75,176	698,385
Oculus Innovative Sciences, Inc. (a)	13,177	63,513
Omeros Corp. (a)(b)	155,939	1,916,490
Orexigen Therapeutics, Inc. (a)(b)	43,174	84,621
Pacira Pharmaceuticals, Inc. (a)(b)	149,625	4,765,556
Pain Therapeutics, Inc. (a)(b)	144,997	92,755
Paratek Pharmaceuticals, Inc. (a)(b)	73,764	992,126
Pernix Therapeutics Holdings, Inc. (a)(b)	31,117	93,973
Phibro Animal Health Corp. Class A	74,229	2,037,586
Prestige Brands Holdings, Inc. (a)	222,947	10,605,589
Reata Pharmaceuticals, Inc. (b)	26,059	677,273
Repros Therapeutics, Inc. (a)(b)	95,900	171,661
Revance Therapeutics, Inc. (a)(b)	82,773	1,386,448
Ritter Pharmaceuticals, Inc. (a)	29,614	68,408
SciClone Pharmaceuticals, Inc. (a)	209,149	2,081,033
SCYNEXIS, Inc. (a)(b)	102,549	394,814
Sucampo Pharmaceuticals, Inc. Class A (a)	103,601	1,683,516
Supernus Pharmaceuticals, Inc. (a)(b)	204,828	4,414,043
Teligent, Inc. (a)(b)	171,245	1,231,252
Tetraphase Pharmaceuticals, Inc. (a)	157,483	659,854
The Medicines Company (a)(b)	291,663	10,237,371
TherapeuticsMD, Inc. (a)(b)	661,208	3,927,576
Theravance Biopharma, Inc. (a)(b)	152,604	4,248,495
Titan Pharmaceuticals, Inc. (a)(b)	68,182	300,001
VIVUS, Inc. (a)(b)	380,623	510,035
WAVE Life Sciences (a)	37,067	1,319,585
Zogenix, Inc. (a)(b)	89,947	1,133,332
Zynerba Pharmaceuticals, Inc. (a)(b)	32,913	414,046
		173,889,293

TOTAL HEALTH CARE		1,885,248,023

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.6%
AAR Corp.	137,004	5,054,078
Aerojet Rocketdyne Holdings, Inc. (a)	287,462	5,841,228
AeroVironment, Inc. (a)(b)	84,167	2,381,926
Air Industries Group, Inc.	217	779
Arotech Corp. (a)	107,505	419,270
Astronics Corp. (a)	78,348	2,892,608
Astronics Corp. Class B	7,288	271,041
Astrotech Corp. (a)	39,511	64,798
BE Aerospace, Inc.	409,163	24,566,147
BWX Technologies, Inc.	419,418	16,424,409
CPI Aerostructures, Inc. (a)(b)	20,017	140,119
Cubic Corp. (b)	98,215	4,547,355
Curtiss-Wright Corp.	182,417	18,336,557
DigitalGlobe, Inc. (a)	252,800	8,127,520
Ducommun, Inc. (a)	43,332	1,239,295
Engility Holdings, Inc. (a)	70,460	2,554,175
Esterline Technologies Corp. (a)	117,423	10,327,353
HEICO Corp. (b)	73,386	5,760,801
HEICO Corp. Class A	160,544	10,788,557
Hexcel Corp.	384,219	19,871,807
Huntington Ingalls Industries, Inc.	189,356	33,849,279
Innovative Solutions & Support, Inc. (a)	34,266	121,644
KEYW Holding Corp. (a)(b)	161,888	2,028,457
KLX, Inc. (a)	210,241	8,197,297
Kratos Defense & Security Solutions, Inc. (a)(b)	225,036	1,647,264
LMI Aerospace, Inc. (a)	40,944	370,953
Mercury Systems, Inc. (a)	165,764	4,924,848
Micronet Enertec Technologies, Inc. (a)	8,571	12,342
Moog, Inc. Class A (a)	132,709	9,267,069
National Presto Industries, Inc. (b)	22,481	2,139,067
Orbital ATK, Inc.	236,191	20,154,178
SIFCO Industries, Inc. (a)	8,947	99,759
Sparton Corp. (a)	38,996	950,722
Spirit AeroSystems Holdings, Inc. Class A	522,143	30,414,830
Taser International, Inc. (a)(b)	207,045	5,637,835
Teledyne Technologies, Inc. (a)	139,800	17,456,826
Triumph Group, Inc.	198,047	5,505,707
Vectrus, Inc. (a)	43,256	999,214
Wesco Aircraft Holdings, Inc. (a)	239,493	3,532,522
		286,919,636
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	20,702
Air Transport Services Group, Inc. (a)	208,972	3,385,346
Atlas Air Worldwide Holdings, Inc. (a)	98,759	4,878,695
Echo Global Logistics, Inc. (a)(b)	101,567	2,549,332
Forward Air Corp.	130,020	6,290,368
Hub Group, Inc. Class A (a)	143,233	6,137,534
Park-Ohio Holdings Corp.	35,640	1,502,226
Radiant Logistics, Inc. (a)	114,943	418,393
XPO Logistics, Inc. (a)(b)	325,530	14,495,851
		39,678,447
Airlines - 0.4%
Allegiant Travel Co.	53,316	8,711,834
Hawaiian Holdings, Inc. (a)	213,377	10,956,909
JetBlue Airways Corp. (a)	1,290,871	25,933,598
SkyWest, Inc.	213,023	7,849,898
Spirit Airlines, Inc. (a)(b)	287,546	15,987,558
Virgin America, Inc. (a)(b)	77,860	4,399,090
		73,838,887
Building Products - 1.1%
A.O. Smith Corp.	593,237	28,849,115
AAON, Inc.	162,783	5,355,561
Advanced Drain Systems, Inc. Del	144,077	2,924,763
American Woodmark Corp. (a)	55,600	4,261,740
Apogee Enterprises, Inc.	124,252	5,926,820
Armstrong World Industries, Inc. (a)(b)	202,137	8,429,113
Builders FirstSource, Inc. (a)	334,097	3,695,113
Continental Building Products, Inc. (a)	166,589	3,731,594
CSW Industrials, Inc. (a)	62,586	2,284,389
GCP Applied Technologies, Inc. (a)	286,128	8,011,584
Gibraltar Industries, Inc. (a)	132,516	5,963,220
GMS, Inc.	27,201	683,017
Griffon Corp.	166,778	3,985,994
Insteel Industries, Inc.	70,957	2,807,768
Lennox International, Inc. (b)	155,260	23,082,504
Masonite International Corp. (a)	122,519	7,939,231
NCI Building Systems, Inc. (a)	157,150	2,624,405
Owens Corning	462,392	23,757,701
Patrick Industries, Inc. (a)	58,694	4,187,817
PGT, Inc. (a)(b)	197,285	2,189,864
Ply Gem Holdings, Inc. (a)(b)	91,867	1,400,972
Quanex Building Products Corp. (b)	138,531	2,694,428
Simpson Manufacturing Co. Ltd.	177,509	8,367,774
Trex Co., Inc. (a)	119,112	7,836,378
Universal Forest Products, Inc.	80,831	8,029,752
USG Corp. (a)(b)	357,727	10,245,301
		189,265,918
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	233,503	10,274,132
ACCO Brands Corp. (a)	426,961	5,315,664
Acme United Corp.	1,357	29,827
Amrep Corp. (a)(b)	2,745	19,599
Aqua Metals, Inc. (a)(b)	51,237	630,215
ARC Document Solutions, Inc. (a)	152,363	679,539
Avalon Holdings Corp. Class A (a)	128	393
Brady Corp. Class A	187,599	6,894,263
Casella Waste Systems, Inc. Class A (a)	159,242	2,016,004
CECO Environmental Corp.	121,214	1,720,027
Cemtrex, Inc. (a)(b)	35,054	158,795
Cenveo, Inc. (a)	27,357	183,018
Clean Harbors, Inc. (a)(b)	217,165	11,477,170
Command Security Corp. (a)	4,127	11,556
CompX International, Inc. Class A	729	9,244
Copart, Inc. (a)(b)	391,588	21,427,695
Covanta Holding Corp. (b)	522,259	7,624,981
Deluxe Corp.	192,741	13,048,566
Ecology & Environment, Inc. Class A	5,634	50,706
Ennis, Inc.	112,391	1,815,115
Essendant, Inc.	149,260	2,891,166
Fuel Tech, Inc. (a)(b)	72,552	87,062
G&K Services, Inc. Class A	79,241	7,600,797
Healthcare Services Group, Inc.	292,941	11,410,052
Heritage-Crystal Clean, Inc. (a)	56,848	926,622
Herman Miller, Inc.	245,512	7,979,140
HNI Corp.	178,143	9,400,606
Hudson Technologies, Inc. (a)	109,827	835,783
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(b)	12,843	32,236
InnerWorkings, Inc. (a)(b)	147,590	1,365,208
Interface, Inc.	258,838	4,503,781
Intersections, Inc. (a)(b)	42,827	96,361
KAR Auction Services, Inc.	558,974	23,566,344
Kimball International, Inc. Class B	155,232	2,328,480
Knoll, Inc.	196,830	5,217,963
LSC Communications, Inc.	107,710	2,223,134
MagneGas Corp. (a)(b)	120,800	57,380
Matthews International Corp. Class A	132,548	9,642,867
McGrath RentCorp.	100,232	3,700,565
Mobile Mini, Inc.	176,315	5,412,871
Msa Safety, Inc.	128,315	7,976,060
Multi-Color Corp.	56,134	4,036,035
NL Industries, Inc. (a)(b)	19,361	121,006
Odyssey Marine Exploration, Inc. (a)(b)	21,390	83,849
Performant Financial Corp. (a)	101,625	363,818
Perma-Fix Environmental Services, Inc. (a)	24,334	97,336
Quad/Graphics, Inc.	112,694	3,170,082
Quest Resource Holding Corp. (a)(b)	36,362	71,997
R.R. Donnelley & Sons Co.	287,230	4,994,930
Rollins, Inc. (b)	397,382	12,767,884
SP Plus Corp. (a)(b)	79,537	2,207,152
Steelcase, Inc. Class A	366,742	5,702,838
Team, Inc. (a)(b)	115,962	3,977,497
Tetra Tech, Inc.	229,353	9,827,776
The Brink's Co.	189,768	7,666,627
TRC Companies, Inc. (a)	102,117	990,535
U.S. Ecology, Inc.	87,437	4,061,449
UniFirst Corp.	61,388	8,677,194
Versar, Inc. (a)	11,390	16,060
Viad Corp.	85,278	3,743,704
Virco Manufacturing Co. (a)	17,110	70,151
VSE Corp.	30,956	1,198,307
West Corp.	203,091	4,845,751
		269,332,965
Construction & Engineering - 0.8%
AECOM (a)	625,665	22,742,923
Aegion Corp. (a)	141,758	3,429,126
Ameresco, Inc. Class A (a)	64,825	385,709
Argan, Inc.	53,028	3,205,543
Chicago Bridge & Iron Co. NV (b)	424,374	14,220,773
Comfort Systems U.S.A., Inc.	151,226	4,869,477
Dycom Industries, Inc. (a)(b)	125,639	9,200,544
EMCOR Group, Inc.	245,509	17,030,959
Goldfield Corp.	78,542	325,949
Granite Construction, Inc.	162,453	9,583,102
Great Lakes Dredge & Dock Corp. (a)(b)	240,564	1,022,397
HC2 Holdings, Inc. (b)	135,793	646,375
Ies Holdings, Inc. (a)	36,498	717,186
KBR, Inc.	576,149	9,627,450
Layne Christensen Co. (a)(b)	75,245	800,607
MasTec, Inc. (a)	268,819	10,201,681
MYR Group, Inc. (a)	77,211	2,892,324
Northwest Pipe Co. (a)	38,191	669,106
NV5 Holdings, Inc. (a)	30,522	1,115,579
Orion Group Holdings, Inc. (a)	118,649	1,182,931
Primoris Services Corp.	166,764	3,823,899
Sterling Construction Co., Inc. (a)	97,756	810,397
Tutor Perini Corp. (a)	156,384	4,081,622
Valmont Industries, Inc.	94,553	14,078,942
		136,664,601
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	28,596	611,382
American Electric Technologies, Inc. (a)	11,601	20,882
American Superconductor Corp. (a)(b)	49,372	382,139
AZZ, Inc.	107,763	7,015,371
Babcock & Wilcox Enterprises, Inc. (a)	206,668	3,294,288
Broadwind Energy, Inc. (a)	50,197	205,306
Capstone Turbine Corp. (a)(b)	61,006	54,295
Digital Power Corp. (a)(b)	4,632	2,872
Encore Wire Corp.	85,221	3,621,893
Energous Corp. (a)(b)	68,702	1,088,927
Energy Focus, Inc. (a)(b)	31,432	152,445
EnerSys	177,680	14,139,774
Enphase Energy, Inc. (a)(b)	152,367	170,651
EnSync, Inc. (a)(b)	116,581	108,420
Espey Manufacturing & Electronics Corp.	5,358	142,791
FuelCell Energy, Inc. (a)(b)	143,094	321,962
Generac Holdings, Inc. (a)(b)	266,449	10,919,080
General Cable Corp.	195,629	3,668,044
Hubbell, Inc. Class B	209,868	23,563,979
Ideal Power, Inc. (a)(b)	18,012	83,756
LSI Industries, Inc.	102,850	1,009,987
Ocean Power Technologies, Inc. (a)(b)	5,215	17,575
Orion Energy Systems, Inc. (a)(b)	83,634	164,759
Plug Power, Inc. (a)(b)	757,915	1,034,554
Powell Industries, Inc.	39,054	1,680,884
Power Solutions International, Inc. (a)(b)	16,088	207,696
Preformed Line Products Co.	9,836	550,226
Real Goods Solar, Inc. (a)	1,374	608
Regal Beloit Corp.	177,633	12,949,446
Revolution Lighting Technologies, Inc. (a)(b)	14,605	79,013
Sensata Technologies Holding BV (a)(b)	688,215	25,718,595
Sunrun, Inc. (a)(b)	267,146	1,362,445
Thermon Group Holdings, Inc. (a)(b)	139,286	2,679,863
TPI Composites, Inc. (b)	29,894	453,492
Ultralife Corp. (a)	43,594	220,150
Vicor Corp. (a)	64,365	939,729
		118,637,279
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	258,201	28,962,406
ITT, Inc.	364,257	14,705,055
Raven Industries, Inc.	144,866	3,628,893
		47,296,354
Machinery - 3.6%
Actuant Corp. Class A (b)	250,824	6,508,883
AGCO Corp. (b)	281,285	15,695,703
Alamo Group, Inc.	38,113	2,784,917
Albany International Corp. Class A	117,474	5,486,036
Allison Transmission Holdings, Inc.	678,036	22,490,454
Altra Industrial Motion Corp.	106,795	3,737,825
American Railcar Industries, Inc. (b)	34,464	1,547,089
ARC Group Worldwide, Inc. (a)	25,827	140,757
Art's-Way Manufacturing Co., Inc. (a)	9,831	31,459
Astec Industries, Inc.	78,244	5,187,577
Barnes Group, Inc.	202,011	9,332,908
Blue Bird Corp. (a)(b)	33,713	549,522
Briggs & Stratton Corp.	173,805	3,601,240
Chart Industries, Inc. (a)(b)	120,100	4,269,555
Chicago Rivet & Machine Co.	772	26,480
CIRCOR International, Inc.	66,324	4,202,952
CLARCOR, Inc.	202,179	14,243,511
Colfax Corp. (a)	398,449	14,985,667
Columbus McKinnon Corp. (NY Shares)	81,402	2,142,501
Commercial Vehicle Group, Inc. (a)	112,254	575,863
Crane Co.	201,427	14,802,870
Dmc Global, Inc.	52,475	857,966
Donaldson Co., Inc.	541,175	21,950,058
Douglas Dynamics, Inc.	91,810	2,933,330
Eastern Co.	18,085	386,115
Energy Recovery, Inc. (a)(b)	131,400	1,430,946
EnPro Industries, Inc.	86,820	5,278,656
ESCO Technologies, Inc.	113,837	6,363,488
ExOne Co. (a)(b)	41,005	404,719
Federal Signal Corp.	247,352	3,908,162
Franklin Electric Co., Inc.	155,815	6,084,576
FreightCar America, Inc.	54,073	793,792
Gencor Industries, Inc. (a)	30,519	428,792
Global Brass & Copper Holdings, Inc.	87,174	2,497,535
Gorman-Rupp Co.	73,596	2,204,200
Graco, Inc. (b)	225,934	18,352,619
Graham Corp.	37,894	842,005
Greenbrier Companies, Inc. (b)	109,734	4,257,679
Hardinge, Inc.	38,805	428,019
Harsco Corp.	315,828	4,421,592
Hillenbrand, Inc.	262,087	9,173,045
Hurco Companies, Inc.	23,780	775,228
Hyster-Yale Materials Handling Class A	38,765	2,502,668
IDEX Corp. (b)	305,817	28,627,529
Jason Industries, Inc. (a)	35,118	61,457
John Bean Technologies Corp.	120,257	10,847,181
Joy Global, Inc.	394,499	11,057,807
Kadant, Inc.	47,346	2,963,860
Kennametal, Inc.	315,940	10,896,771
Key Technology, Inc. (a)	12,346	150,992
L.B. Foster Co. Class A	36,564	447,909
Lincoln Electric Holdings, Inc. (b)	251,944	19,780,123
Lindsay Corp. (b)	45,351	3,822,182
LiqTech International, Inc. (a)	90,569	54,341
Lydall, Inc. (a)	71,645	4,277,207
Manitex International, Inc. (a)(b)	43,889	237,001
Manitowoc Co., Inc. (b)	532,303	3,172,526
Meritor, Inc. (a)	363,284	4,584,644
MFRI, Inc. (a)	13,428	110,781
Middleby Corp. (a)(b)	231,901	31,765,799
Milacron Holdings Corp. (a)(b)	60,739	1,025,882
Miller Industries, Inc.	42,091	1,073,321
Mueller Industries, Inc.	241,708	9,182,487
Mueller Water Products, Inc. Class A	645,963	8,546,090
Navistar International Corp. (a)(b)	261,405	8,040,818
NN, Inc.	109,273	1,852,177
Nordson Corp.	215,070	22,954,421
Omega Flex, Inc.	17,877	799,638
Oshkosh Corp.	295,138	20,659,660
Proto Labs, Inc. (a)(b)	97,515	5,080,532
RBC Bearings, Inc. (a)(b)	99,674	8,448,368
Rexnord Corp. (a)	421,487	9,272,714
SPX Corp. (a)	162,180	3,962,057
SPX Flow, Inc. (a)	167,198	5,239,985
Standex International Corp.	53,793	4,739,163
Sun Hydraulics Corp.	104,684	4,160,142
Supreme Industries, Inc. Class A	47,294	670,629
Taylor Devices, Inc. (a)	3,820	56,651
Tennant Co.	73,187	5,496,344
Terex Corp.	442,231	13,496,890
The L.S. Starrett Co. Class A	20,536	203,306
Timken Co.	285,949	11,166,308
Titan International, Inc. (b)	175,439	2,028,075
Toro Co.	439,119	23,242,569
TriMas Corp. (a)	189,278	4,060,013
Trinity Industries, Inc.	611,700	16,999,143
Twin Disc, Inc.	30,909	448,490
Wabash National Corp. (a)	259,988	3,585,235
WABCO Holdings, Inc. (a)	212,573	20,940,566
Wabtec Corp. (b)	360,362	30,511,851
Watts Water Technologies, Inc. Class A	114,275	7,804,983
Woodward, Inc.	222,206	15,050,012
WSI Industries, Inc. (b)	5,668	16,437
Xerium Technologies, Inc. (a)	47,721	286,326
		632,578,352
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	3,524	31,011
Kirby Corp. (a)(b)	215,961	13,702,725
Matson, Inc. (b)	172,184	6,475,840
Rand Logistics, Inc. (a)	41,510	38,189
		20,247,765
Professional Services - 1.1%
Acacia Research Corp.	201,733	1,391,958
Advisory Board Co. (a)	163,151	5,775,545
Barrett Business Services, Inc.	30,306	1,766,537
BG Staffing, Inc.	22,343	306,769
CBIZ, Inc. (a)(b)	268,820	3,333,368
CDI Corp.	54,937	395,546
CEB, Inc.	128,179	7,556,152
CRA International, Inc.	36,975	1,214,999
DLH Holdings Corp. (a)	2,300	14,352
Exponent, Inc.	106,137	6,437,209
Franklin Covey Co. (a)	52,794	1,098,115
FTI Consulting, Inc. (a)	173,125	7,392,438
General Employment Enterprises, Inc. (a)(b)	3,794	18,666
GP Strategies Corp. (a)	66,351	1,741,714
Heidrick & Struggles International, Inc.	73,263	1,553,176
Hill International, Inc. (a)	138,135	552,540
Hudson Global, Inc.	74,637	108,970
Huron Consulting Group, Inc. (a)	87,440	4,612,460
ICF International, Inc. (a)	78,313	4,334,625
IDI, Inc. (a)(b)	131,602	434,287
IHS Markit Ltd. (a)	1,332,673	47,896,268
Insperity, Inc.	76,755	5,557,062
Kelly Services, Inc. Class A (non-vtg.)	125,611	2,529,806
Kforce, Inc.	100,831	2,228,365
Korn/Ferry International	227,377	5,770,828
Lightbridge Corp. (a)(b)	12,874	16,865
Manpower, Inc.	275,884	23,563,252
Marathon Patent Group, Inc. (a)	29,824	53,981
Mastech Digital, Inc. (a)	3,140	21,603
MISTRAS Group, Inc. (a)	72,071	1,703,758
Navigant Consulting, Inc. (a)	196,380	4,850,586
On Assignment, Inc. (a)	196,294	8,104,979
Pendrell Corp. (a)	55,317	340,753
RCM Technologies, Inc.	26,829	173,315
Resources Connection, Inc. (b)	147,742	2,378,646
RPX Corp. (a)	214,024	2,236,551
Spherix, Inc. (a)(b)	4,801	5,425
TransUnion Holding Co., Inc. (a)	350,133	10,444,467
TriNet Group, Inc. (a)	164,618	4,153,312
TrueBlue, Inc. (a)	169,954	3,560,536
Volt Information Sciences, Inc. (a)	35,427	214,333
WageWorks, Inc. (a)	149,059	11,008,007
Willdan Group, Inc. (a)	29,384	722,259
		187,574,383
Road & Rail - 0.7%
AMERCO	21,969	7,501,535
ArcBest Corp.	99,747	3,037,296
Avis Budget Group, Inc. (a)	377,288	14,446,358
Celadon Group, Inc. (b)	115,770	931,949
Covenant Transport Group, Inc. Class A (a)	52,825	1,095,062
Genesee & Wyoming, Inc. Class A (a)(b)	227,620	17,390,168
Heartland Express, Inc.	226,325	4,868,251
Knight Transportation, Inc.	255,529	8,943,515
Landstar System, Inc.	168,496	13,723,999
Marten Transport Ltd.	99,587	2,424,943
Old Dominion Freight Lines, Inc. (a)(b)	272,232	23,765,854
P.A.M. Transportation Services, Inc. (a)	12,026	298,125
Patriot Transportation Holding, Inc. (a)	5,823	135,967
Roadrunner Transportation Systems, Inc. (a)	119,733	1,200,922
Saia, Inc. (a)	101,547	4,239,587
Swift Transporation Co. (a)(b)	336,535	8,403,279
U.S.A. Truck, Inc. (a)	31,657	285,230
Universal Logistics Holdings I	36,649	520,416
Werner Enterprises, Inc. (b)	176,557	4,775,867
YRC Worldwide, Inc. (a)(b)	128,194	1,625,500
		119,613,823
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (a)	740	6,586
Air Lease Corp. Class A	379,606	13,612,671
Aircastle Ltd.	248,136	5,329,961
Applied Industrial Technologies, Inc.	160,672	9,616,219
Beacon Roofing Supply, Inc. (a)	250,530	11,622,087
BlueLinx Corp. (a)	7,336	57,294
BMC Stock Holdings, Inc. (a)(b)	196,182	3,698,031
CAI International, Inc. (a)(b)	69,862	616,881
DXP Enterprises, Inc. (a)	59,685	2,010,788
Empire Resources, Inc.	161	810
GATX Corp. (b)	164,158	8,969,593
General Finance Corp. (a)	1,148	4,649
H&E Equipment Services, Inc.	123,014	2,264,688
HD Supply Holdings, Inc. (a)	805,003	31,588,318
Herc Holdings, Inc. (a)	99,322	3,947,056
Houston Wire & Cable Co.	69,133	421,711
Huttig Building Products, Inc. (a)	27,411	167,755
Kaman Corp.	113,503	5,529,866
Lawson Products, Inc. (a)	23,255	551,144
MRC Global, Inc. (a)	394,483	7,940,943
MSC Industrial Direct Co., Inc. Class A	175,469	15,676,400
Neff Corp. (a)	77,537	1,019,612
Nexeo Solutions, Inc. (a)(b)	109,843	823,823
Now, Inc. (a)(b)	431,448	9,293,390
Rush Enterprises, Inc. Class A (a)(b)	147,785	4,470,496
SiteOne Landscape Supply, Inc. (b)	47,516	1,591,786
Textainer Group Holdings Ltd.	109,203	1,059,269
Titan Machinery, Inc. (a)(b)	71,633	1,002,146
Transcat, Inc. (a)	4,785	51,439
Triton International Ltd.	127,606	2,461,520
Univar, Inc. (a)	313,973	7,817,928
Veritiv Corp. (a)(b)	41,732	1,955,144
Watsco, Inc.	106,233	15,828,717
WESCO International, Inc. (a)	170,252	11,560,111
Willis Lease Finance Corp. (a)	19,324	517,690
		183,086,522
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (b)	299,631	24,551,764

TOTAL INDUSTRIALS		2,329,286,696

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.6%
ADTRAN, Inc.	197,013	4,009,215
Aerohive Networks, Inc. (a)(b)	93,878	517,268
Applied Optoelectronics, Inc. (a)(b)	61,851	1,532,049
Arista Networks, Inc. (a)(b)	161,300	15,292,853
Arris International PLC (a)	765,159	21,952,412
Aviat Networks, Inc. (a)	16,520	208,648
Bel Fuse, Inc. Class B (non-vtg.)	40,471	1,185,800
Black Box Corp.	60,284	925,359
Brocade Communications Systems, Inc.	1,776,446	21,921,344
CalAmp Corp. (a)(b)	146,328	2,127,609
Calix Networks, Inc. (a)	185,025	1,396,939
Ciena Corp. (a)(b)	549,506	11,786,904
Clearfield, Inc. (a)(b)	45,932	881,894
ClearOne, Inc.	17,545	192,118
CommScope Holding Co., Inc. (a)	779,833	28,058,391
Communications Systems, Inc.	9,294	46,470
Comtech Telecommunications Corp.	95,819	1,101,919
Dasan Zhone Solutions, Inc. (a)	84,494	92,943
Digi International, Inc. (a)	105,508	1,413,807
EchoStar Holding Corp. Class A (a)	190,997	9,740,847
EMCORE Corp.	99,743	638,355
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	436,639	1,846,983
Finisar Corp. (a)	441,595	14,674,202
Harmonic, Inc. (a)(b)	335,888	1,561,879
Infinera Corp. (a)	557,982	4,742,847
InfoSonics Corp. (a)	41,938	18,033
InterDigital, Inc.	137,805	10,914,156
Inventergy Global, Inc. (a)(b)	2,324	1,480
Ixia (a)	252,907	3,477,471
KVH Industries, Inc. (a)	48,623	529,991
Lantronix, Inc. (a)	2,994	4,491
Lumentum Holdings, Inc. (a)	219,591	8,805,599
MRV Communications, Inc. (a)	14,786	116,809
NETGEAR, Inc. (a)	130,962	7,032,659
NetScout Systems, Inc. (a)(b)	373,106	11,640,907
Oclaro, Inc. (a)	492,720	4,404,917
Optical Cable Corp.	11,466	36,118
Palo Alto Networks, Inc. (a)(b)	361,679	48,598,807
Parkervision, Inc. (a)(b)	61,776	165,560
PC-Tel, Inc.	66,388	327,957
Plantronics, Inc.	134,213	6,954,918
Relm Wireless Corp.	69,394	353,909
Resonant, Inc. (a)	9,244	43,354
ShoreTel, Inc. (a)	271,141	1,897,987
Sonus Networks, Inc. (a)	192,177	1,158,827
Technical Communications Corp. (a)(b)	2,835	7,371
Tessco Technologies, Inc.	22,372	274,057
Ubiquiti Networks, Inc. (a)(b)	100,534	5,625,883
ViaSat, Inc. (a)(b)	207,769	14,809,774
Viavi Solutions, Inc. (a)	935,996	7,347,569
Westell Technologies, Inc. Class A (a)	150,024	80,998
xG Technology, Inc. (a)(b)	34,770	11,822
		282,490,479
Electronic Equipment & Components - 3.1%
ADDvantage Technologies Group, Inc. (a)	11,928	20,635
Agilysys, Inc. (a)	51,105	521,782
Anixter International, Inc. (a)	113,942	8,904,567
Applied DNA Sciences, Inc. (a)(b)	58,908	129,598
Arrow Electronics, Inc. (a)	365,769	24,971,050
Avnet, Inc.	519,200	23,826,088
AVX Corp.	235,890	3,583,169
Badger Meter, Inc.	118,010	4,277,863
Belden, Inc.	174,502	12,895,698
Benchmark Electronics, Inc. (a)	200,982	5,697,840
Cardtronics PLC	183,261	9,065,922
CDW Corp.	658,725	33,753,069
ClearSign Combustion Corp. (a)(b)	63,125	252,500
Cognex Corp.	341,853	20,412,043
Coherent, Inc. (a)	97,442	12,716,181
Control4 Corp. (a)	71,474	817,663
CTS Corp.	132,796	2,934,792
CUI Global, Inc. (a)(b)	87,433	533,341
Daktronics, Inc.	164,465	1,692,345
Dell Technologies, Inc. (a)	894,201	47,893,406
Digital Ally, Inc. (a)(b)	15,000	75,000
Dolby Laboratories, Inc. Class A	223,666	10,322,186
DTS, Inc.	71,695	3,044,170
Dynasil Corp. of America (a)	9,408	11,101
Echelon Corp. (a)(b)	10,844	55,955
Electro Scientific Industries, Inc. (a)	117,839	612,763
eMagin Corp. (a)(b)	60,537	136,208
ePlus, Inc. (a)	26,046	2,896,315
Fabrinet (a)	144,409	6,180,705
FARO Technologies, Inc. (a)	66,952	2,437,053
Fitbit, Inc. (a)(b)	532,440	4,451,198
Frequency Electronics, Inc. (a)	18,354	192,350
Giga-Tronics, Inc. (a)(b)	16,884	12,665
I. D. Systems Inc. (a)	39,946	194,138
Identiv, Inc. (a)(b)	40,037	105,698
IEC Electronics Corp. (a)	18,101	63,354
II-VI, Inc. (a)	217,683	6,574,027
Image Sensing Systems, Inc. (a)(b)	9,763	35,635
Ingram Micro, Inc. Class A	599,292	22,437,492
Insight Enterprises, Inc. (a)	148,004	5,183,100
Intellicheck Mobilisa, Inc. (a)	10,716	28,183
IntriCon Corp. (a)	8,644	54,889
InvenSense, Inc. (a)(b)	365,652	2,793,581
IPG Photonics Corp. (a)(b)	151,443	14,526,413
Iteris, Inc. (a)	99,280	319,682
Itron, Inc. (a)(b)	150,507	9,662,549
Jabil Circuit, Inc.	770,066	16,286,896
KEMET Corp. (a)(b)	162,823	924,835
KEY Tronic Corp. (a)	23,864	184,230
Keysight Technologies, Inc. (a)	688,731	25,365,963
Kimball Electronics, Inc. (a)	116,442	2,031,913
Knowles Corp. (a)(b)	353,943	5,673,706
LGL Group, Inc. (a)	3,009	13,841
LightPath Technologies, Inc. Class A (a)(b)	21,115	29,561
Littelfuse, Inc.	93,115	13,575,236
LRAD Corp.	77,211	137,436
Luna Innovations, Inc. (a)(b)	137,097	198,791
Maxwell Technologies, Inc. (a)(b)	125,294	626,470
Mesa Laboratories, Inc.	13,454	1,669,103
Methode Electronics, Inc. Class A	150,500	5,560,975
MicroVision, Inc. (a)(b)	165,273	272,700
MOCON, Inc.	7,499	131,233
MTS Systems Corp.	66,257	3,567,939
Napco Security Technolgies, Inc. (a)	24,581	210,168
National Instruments Corp.	426,167	12,559,141
Neonode, Inc. (a)(b)	121,979	201,265
NetList, Inc. (a)(b)	140,493	153,137
Novanta, Inc. (a)	126,965	2,571,041
OSI Systems, Inc. (a)(b)	71,553	5,416,562
Par Technology Corp. (a)	27,309	145,011
Park Electrochemical Corp.	84,819	1,537,768
PC Connection, Inc.	76,692	2,058,413
PC Mall, Inc. (a)	33,187	668,718
Perceptron, Inc. (a)	33,349	222,771
Plexus Corp. (a)	135,895	6,944,235
RadiSys Corp. (a)	140,804	588,561
Research Frontiers, Inc. (a)(b)	71,977	127,399
RF Industries Ltd. (b)	13,982	23,070
Richardson Electronics Ltd.	36,856	222,610
Rogers Corp. (a)	72,065	5,355,871
Sanmina Corp. (a)	300,067	9,857,201
ScanSource, Inc. (a)	108,415	4,103,508
Sigmatron International, Inc. (a)	11,463	59,608
Superconductor Technologies, Inc. (a)(b)	3,452	10,287
SYNNEX Corp. (b)	117,808	13,772,933
Systemax, Inc.	37,103	320,570
Tech Data Corp. (a)	142,992	12,135,731
Trimble, Inc. (a)	1,008,950	28,442,301
TTM Technologies, Inc. (a)(b)	340,901	4,626,027
Uni-Pixel, Inc. (a)(b)	176,104	207,803
Universal Display Corp. (a)(b)	180,640	9,871,976
VeriFone Systems, Inc. (a)	448,059	7,567,717
Vishay Intertechnology, Inc.	571,285	8,654,968
Vishay Precision Group, Inc. (a)	49,281	899,378
Wayside Technology Group, Inc.	13,442	235,235
Wireless Telecom Group, Inc. (a)(b)	35,461	58,156
Zebra Technologies Corp. Class A (a)	211,851	16,746,822
		540,132,752
Internet Software & Services - 2.3%
2U, Inc. (a)(b)	164,616	5,442,205
Actua Corp. (a)(b)	147,153	1,993,923
Alarm.com Holdings, Inc. (a)(b)	49,797	1,474,987
Amber Road, Inc. (a)	51,179	595,212
Angie's List, Inc. (a)(b)	174,389	1,498,002
AppFolio, Inc. (a)(b)	41,000	897,900
ARI Network Services, Inc. (a)	69,276	367,163
Autobytel, Inc. (a)	36,362	503,614
Bankrate, Inc. (a)	208,141	2,133,445
Bazaarvoice, Inc. (a)(b)	319,128	1,691,378
Benefitfocus, Inc. (a)(b)	57,305	1,564,427
Blucora, Inc. (a)	169,389	2,396,854
Box, Inc. Class A (a)(b)	193,069	2,938,510
Bridgeline Digital, Inc. (a)	4,849	3,055
Brightcove, Inc. (a)	134,313	1,114,798
BroadVision, Inc. (a)	7,417	36,343
Carbonite, Inc. (a)	75,203	1,391,256
Care.com, Inc. (a)	60,820	518,186
ChannelAdvisor Corp. (a)	96,748	1,393,171
CommerceHub, Inc.:
Series A, (a)	53,243	805,034
Series C, (a)	113,561	1,675,025
comScore, Inc. (a)(b)	189,840	5,512,954
Cornerstone OnDemand, Inc. (a)	201,466	7,234,644
CoStar Group, Inc. (a)	131,440	25,119,498
Determine, Inc. (a)	73,216	133,253
DHI Group, Inc. (a)	190,781	1,163,764
EarthLink Holdings Corp.	455,092	2,402,886
eGain Communications Corp. (a)(b)	49,320	115,902
Endurance International Group Holdings, Inc. (a)(b)	277,948	2,209,687
Envestnet, Inc. (a)(b)	169,098	6,104,438
Everyday Health, Inc. (a)	102,418	1,070,268
Five9, Inc. (a)	150,062	2,375,481
Functionx, Inc. (a)(b)	5,422	16,808
GlowPoint, Inc. (a)(b)	321,954	82,098
GoDaddy, Inc. (a)(b)	201,815	7,132,142
Gogo, Inc. (a)(b)	231,929	2,177,813
GrubHub, Inc. (a)(b)	343,547	12,721,545
GTT Communications, Inc. (a)(b)	103,149	2,619,985
Hortonworks, Inc. (a)(b)	161,754	1,470,344
IAC/InterActiveCorp	316,593	21,325,704
Instructure, Inc. (a)	18,992	371,294
Internap Network Services Corp. (a)	217,848	235,276
IntraLinks Holdings, Inc. (a)	173,519	1,946,883
Inuvo, Inc. (a)	97,208	118,594
iPass, Inc. (a)	412,177	663,605
Issuer Direct Corp. (b)	35,897	301,535
j2 Global, Inc.	194,005	14,261,308
Leaf Group Ltd. (a)	37,558	247,883
Limelight Networks, Inc. (a)	235,738	499,765
LinkedIn Corp. Class A (a)	480,517	93,816,139
Liquidity Services, Inc. (a)	90,620	833,704
LivePerson, Inc. (a)	210,941	1,687,528
LogMeIn, Inc. (b)	101,503	10,236,578
Marchex, Inc. Class B (a)	112,959	295,953
Marin Software, Inc. (a)	77,141	185,138
Match Group, Inc. (a)(b)	181,237	3,258,641
MaxPoint Interactive, Inc. (a)	8,863	76,045
MeetMe, Inc. (a)(b)	209,401	1,009,313
MINDBODY, Inc. (a)	49,022	1,058,875
Net Element International, Inc. (a)(b)	25,699	23,643
New Relic, Inc. (a)(b)	129,257	4,098,739
NIC, Inc.	259,272	6,507,727
NumereX Corp. Class A (a)	50,190	402,022
Onvia.com, Inc. (a)	2,326	11,165
Pandora Media, Inc. (a)(b)	925,099	10,749,650
Q2 Holdings, Inc. (a)	108,587	3,203,317
QuinStreet, Inc. (a)	158,196	504,645
Qumu Corp. (a)	84,064	232,017
Quotient Technology, Inc. (a)(b)	261,098	3,342,054
RealNetworks, Inc. (a)	91,284	427,209
Reis, Inc.	36,313	793,439
Remark Media, Inc. (a)(b)	45,073	182,546
RetailMeNot, Inc. (a)	153,715	1,414,178
Rightside Group Ltd. (a)	34,488	270,731
Rocket Fuel, Inc. (a)(b)	112,159	204,129
Sajan, Inc. (a)	63,252	225,177
SecureWorks Corp. (b)	36,322	448,577
Shutterstock, Inc. (a)(b)	76,474	3,598,866
Spark Networks, Inc. (a)(b)	80,921	79,303
SPS Commerce, Inc. (a)	68,969	4,777,483
Stamps.com, Inc. (a)(b)	63,782	6,773,648
Support.com, Inc. (a)	167,715	120,000
Synacor, Inc. (a)	97,357	296,939
TechTarget, Inc. (a)	66,813	561,897
Travelzoo, Inc. (a)	32,602	366,773
Tremor Video, Inc. (a)(b)	117,265	246,257
TrueCar, Inc. (a)(b)	232,205	2,874,698
Twilio, Inc. Class A (b)	74,929	2,541,592
Twitter, Inc. (a)(b)	2,429,932	44,929,443
Unwired Planet, Inc. unit (a)	27,036	106,792
Web.com Group, Inc. (a)(b)	209,736	3,345,289
WebMD Health Corp. (a)(b)	157,159	8,382,861
Xactly Corp. (a)	62,210	877,161
XO Group, Inc. (a)	97,981	1,810,689
Yelp, Inc. (a)	238,389	8,868,071
YuMe, Inc. (a)(b)	148,498	506,378
Zillow Group, Inc.:
Class A (a)(b)	203,603	7,156,645
Class C (a)(b)	402,369	14,453,094
		408,242,603
IT Services - 3.3%
Acxiom Corp. (a)(b)	309,484	8,210,611
ALJ Regional Holdings, Inc. (a)(b)	9,858	43,079
Amdocs Ltd.	604,659	35,656,741
Black Knight Financial Services, Inc. Class A (a)(b)	98,676	3,651,012
Blackhawk Network Holdings, Inc. (a)	224,780	8,092,080
Booz Allen Hamilton Holding Corp. Class A	513,005	19,396,719
Broadridge Financial Solutions, Inc.	477,853	30,936,203
CACI International, Inc. Class A (a)	96,818	12,528,249
Cartesian, Inc. (a)	2,929	1,816
Cass Information Systems, Inc.	39,706	2,779,420
Ciber, Inc. (a)(b)	291,584	241,986
Computer Sciences Corp. (b)	562,826	34,124,140
Computer Task Group, Inc.	44,089	183,410
Convergys Corp. (b)	395,322	10,226,980
CoreLogic, Inc. (a)	358,318	13,519,338
CSG Systems International, Inc.	130,374	5,801,643
CSP, Inc.	3,555	38,003
Datalink Corp. (a)	78,353	877,554
DST Systems, Inc.	129,161	13,330,707
Edgewater Technology, Inc. (a)	28,583	197,223
EPAM Systems, Inc. (a)	182,606	12,033,735
Euronet Worldwide, Inc. (a)	210,811	15,119,365
Everi Holdings, Inc. (a)	288,895	624,013
EVERTEC, Inc.	252,566	4,609,330
ExlService Holdings, Inc. (a)	138,851	6,603,754
First Data Corp. Class A (a)	725,217	10,566,412
FleetCor Technologies, Inc. (a)	488,143	72,899,276
Forrester Research, Inc.	46,079	1,884,631
Gartner, Inc. (a)	333,291	34,268,981
Genpact Ltd. (a)	622,153	14,888,121
Hackett Group, Inc.	102,623	1,822,584
Information Services Group, Inc. (a)	108,930	382,344
Innodata, Inc. (a)	58,124	139,498
Jack Henry & Associates, Inc.	313,335	27,084,677
Leidos Holdings, Inc.	572,942	29,334,630
Lionbridge Technologies, Inc. (a)	236,377	1,186,613
ManTech International Corp. Class A	100,710	4,331,537
Mattersight Corp. (a)(b)	47,315	179,797
Maximus, Inc. (b)	261,730	14,471,052
ModusLink Global Solutions, Inc. (a)(b)	128,863	179,120
MoneyGram International, Inc. (a)	117,075	1,278,459
NCI, Inc. Class A	29,120	381,472
Neustar, Inc. Class A (a)(b)	233,360	5,658,980
Perficient, Inc. (a)	146,114	2,630,052
PFSweb, Inc. (a)	60,946	484,521
Planet Payment, Inc. (a)(b)	177,497	713,538
PRG-Schultz International, Inc. (a)	115,194	627,807
Sabre Corp.	818,910	21,168,824
Science Applications International Corp. (b)	181,843	15,014,777
ServiceSource International, Inc. (a)(b)	263,840	1,564,571
Square, Inc. (a)(b)	120,214	1,555,569
StarTek, Inc. (a)	22,269	191,736
Sykes Enterprises, Inc. (a)	174,382	4,914,085
Syntel, Inc. (b)	129,694	2,516,064
Sysorex Global (a)	4,486	1,122
Teletech Holdings, Inc.	76,566	2,201,273
Travelport Worldwide Ltd.	494,397	6,921,558
Unisys Corp. (a)(b)	198,564	2,948,675
Vantiv, Inc. (a)	629,239	35,507,957
Virtusa Corp. (a)(b)	115,635	2,569,410
WEX, Inc. (a)(b)	155,042	17,133,691
WidePoint Corp. (a)(b)	269,166	181,014
WPCS International, Inc. (a)(b)	40,159	48,592
		578,660,131
Semiconductors & Semiconductor Equipment - 2.5%
Acacia Communications, Inc. (b)	51,687	3,579,842
Adesto Technologies Corp. (a)(b)	37,054	66,697
Advanced Energy Industries, Inc. (a)	160,416	8,856,567
Advanced Micro Devices, Inc. (a)(b)	2,963,857	26,407,966
AEHR Test Systems (a)(b)	79,166	241,456
Alpha & Omega Semiconductor Ltd. (a)	74,899	1,629,053
Amkor Technology, Inc. (a)	506,163	5,982,847
Amtech Systems, Inc. (a)	43,995	190,938
Applied Micro Circuits Corp. (a)	352,973	3,088,514
Axcelis Technologies, Inc. (a)	114,841	1,567,580
AXT, Inc. (a)	144,696	694,541
Brooks Automation, Inc.	286,170	4,664,571
Cabot Microelectronics Corp.	97,266	5,795,108
Cavium, Inc. (a)	265,648	15,149,905
Ceva, Inc. (a)	86,598	2,753,816
Cirrus Logic, Inc. (a)	250,349	13,769,195
Cohu, Inc.	103,754	1,291,737
Cree, Inc. (a)(b)	406,897	10,302,632
CVD Equipment Corp. (a)(b)	12,898	99,960
CyberOptics Corp. (a)	26,810	774,809
Cypress Semiconductor Corp. (b)	1,285,756	14,464,755
Diodes, Inc. (a)	155,189	3,778,852
DSP Group, Inc. (a)	84,313	986,462
Entegris, Inc. (a)	585,104	10,502,617
Exar Corp. (a)	192,113	1,919,209
FormFactor, Inc. (a)	290,009	3,248,101
GigOptix, Inc.(a)	241,788	650,410
GSI Technology, Inc. (a)	51,850	282,583
Impinj, Inc. (b)	18,333	500,674
Inphi Corp. (a)	147,070	6,643,152
Integrated Device Technology, Inc. (a)	541,793	12,677,956
Intermolecular, Inc. (a)	45,789	46,705
Intersil Corp. Class A	544,925	12,070,089
Intest Corp. (a)	34,005	151,322
IXYS Corp.	98,319	1,150,332
Kopin Corp. (a)(b)	237,447	607,864
Kulicke & Soffa Industries, Inc. (a)	287,228	4,431,928
Lattice Semiconductor Corp. (a)	481,037	3,372,069
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	98,671	4,915,789
Marvell Technology Group Ltd.	1,896,254	27,192,282
Maxim Integrated Products, Inc.	1,143,424	44,902,260
MaxLinear, Inc. Class A (a)	210,989	4,310,505
Microsemi Corp. (a)(b)	459,297	25,146,511
MKS Instruments, Inc.	211,992	12,200,140
Monolithic Power Systems, Inc.	145,096	11,903,676
MoSys, Inc. (a)(b)	165,767	53,808
Nanometrics, Inc. (a)	103,963	2,485,755
NeoPhotonics Corp. (a)	120,416	1,555,775
NVE Corp.	19,506	1,302,416
ON Semiconductor Corp. (a)(b)	1,682,598	19,821,004
PDF Solutions, Inc. (a)	106,027	2,496,936
Photronics, Inc. (a)(b)	286,616	2,866,160
Pixelworks, Inc. (a)(b)	90,594	279,030
Power Integrations, Inc.	118,961	8,006,075
QuickLogic Corp. (a)	211,902	186,474
Rambus, Inc. (a)(b)	450,874	5,928,993
Rubicon Technology, Inc. (a)(b)	86,191	42,708
Rudolph Technologies, Inc. (a)(b)	136,095	2,667,462
Semtech Corp. (a)	259,769	7,299,509
Sigma Designs, Inc. (a)	154,478	1,158,585
Silicon Laboratories, Inc. (a)	165,674	10,992,470
SolarEdge Technologies, Inc. (a)(b)	118,231	1,560,649
SunEdison Semiconductor Ltd. (a)(b)	172,170	2,059,153
SunPower Corp. (a)(b)	228,541	1,544,937
Sunworks, Inc. (a)(b)	47,552	106,516
Synaptics, Inc. (a)(b)	147,153	8,031,611
Teradyne, Inc.	826,460	20,149,095
Tessera Technologies, Inc.	193,377	7,657,729
Ultra Clean Holdings, Inc. (a)	135,872	1,364,155
Ultratech, Inc. (a)	106,978	2,451,936
Veeco Instruments, Inc. (a)	162,610	4,333,557
Versum Materials, Inc. (a)(b)	449,000	10,982,540
Xcerra Corp. (a)	206,830	1,311,302
		443,660,317
Software - 4.3%
8x8, Inc. (a)	384,594	5,249,708
A10 Networks, Inc. (a)	180,371	1,479,042
ACI Worldwide, Inc. (a)	476,950	8,876,040
American Software, Inc. Class A	107,380	1,183,328
ANSYS, Inc. (a)	349,856	32,896,960
Aspen Technology, Inc. (a)	326,049	17,225,169
Asure Software, Inc. (a)	16,647	148,158
Aware, Inc. (a)	24,496	142,077
Barracuda Networks, Inc. (a)	117,263	2,584,477
Blackbaud, Inc. (b)	195,355	12,264,387
Bottomline Technologies, Inc. (a)(b)	155,004	3,884,400
BroadSoft, Inc. (a)(b)	116,470	4,833,505
BSQUARE Corp. (a)	35,898	208,208
Cadence Design Systems, Inc. (a)	1,195,401	31,415,138
Callidus Software, Inc. (a)	248,240	3,897,368
CDK Global, Inc.	616,653	35,580,878
CommVault Systems, Inc. (a)	167,852	9,064,008
COPsync, Inc. (b)	18,147	18,328
Covisint Corp. (a)	156,273	351,614
Datawatch Corp. (a)(b)	55,025	330,150
Digimarc Corp. (a)(b)	41,807	1,298,107
Digital Turbine, Inc. (a)(b)	162,229	126,539
Document Security Systems, Inc. (a)	20,445	14,716
Ebix, Inc.	99,460	5,927,816
Ellie Mae, Inc. (a)	133,389	11,011,262
EnerNOC, Inc. (a)(b)	110,925	654,458
Evolving Systems, Inc.	27,515	108,684
Exa Corp. (a)	47,934	710,861
Fair Isaac Corp.	125,555	14,274,348
FalconStor Software, Inc. (a)	102,011	56,106
Finjan Holdings, Inc. (a)(b)	93,776	122,847
FireEye, Inc. (a)(b)	601,310	7,720,820
Form Holdings Corp. (a)(b)	94,034	219,099
Fortinet, Inc. (a)	588,480	17,713,248
Gigamon, Inc. (a)	120,425	6,424,674
Globalscape, Inc.	29,423	112,102
Glu Mobile, Inc. (a)(b)	469,639	1,056,688
GSE Systems, Inc. (a)	33,148	101,101
Guidance Software, Inc. (a)	71,315	502,771
Guidewire Software, Inc. (a)(b)	299,404	16,679,797
HubSpot, Inc. (a)	125,241	7,026,020
Imperva, Inc. (a)(b)	116,625	4,449,244
Inseego Corp. (a)(b)	164,641	378,674
Interactive Intelligence Group, Inc. (a)(b)	70,709	4,274,359
Jive Software, Inc. (a)	189,412	719,766
Majesco (a)(b)	52,545	262,725
Majesco Entertainment Co. (b)	24,635	79,571
MAM Software Group, Inc. (a)	1,188	7,603
Manhattan Associates, Inc. (a)	291,483	15,273,709
Mentor Graphics Corp.	432,021	15,790,368
MicroStrategy, Inc. Class A (a)	36,900	7,159,707
Mitek Systems, Inc. (a)(b)	130,390	730,184
MobileIron, Inc. (a)(b)	167,234	694,021
Model N, Inc. (a)	87,025	778,874
Monotype Imaging Holdings, Inc.	165,521	3,244,212
NetSol Technologies, Inc. (a)	37,185	211,955
Nuance Communications, Inc. (a)	1,006,188	16,310,307
NXT-ID, Inc. (a)(b)	29,305	94,362
Parametric Technology Corp. (a)	460,100	22,411,471
Park City Group, Inc. (a)(b)	65,748	959,921
Paycom Software, Inc. (a)(b)	159,224	7,144,381
Paylocity Holding Corp. (a)(b)	99,907	3,307,921
Pegasystems, Inc.	151,785	5,479,439
Progress Software Corp.	207,076	6,123,237
Proofpoint, Inc. (a)(b)	169,987	13,090,699
PROS Holdings, Inc. (a)	104,011	2,484,823
QAD, Inc.:
Class A	27,311	792,019
Class B	24,367	605,764
Qualys, Inc. (a)	115,657	3,839,812
Rapid7, Inc. (a)(b)	66,857	775,541
RealPage, Inc. (a)	214,782	6,142,765
RingCentral, Inc. (a)	248,497	5,355,110
Rosetta Stone, Inc. (a)	68,940	557,725
SeaChange International, Inc. (a)	126,310	329,669
ServiceNow, Inc. (a)(b)	663,414	55,162,874
Silver Spring Networks, Inc. (a)	164,648	2,296,840
SITO Mobile Ltd. (a)(b)	68,717	243,945
Smith Micro Software, Inc. (a)	33,232	46,857
Sonic Foundry, Inc. (a)(b)	57,013	290,196
Splunk, Inc. (a)(b)	534,419	30,793,223
SS&C Technologies Holdings, Inc.	671,767	20,159,728
Synchronoss Technologies, Inc. (a)(b)	169,149	8,200,344
Synopsys, Inc. (a)	605,417	36,615,620
Tableau Software, Inc. (a)	219,167	9,836,215
Take-Two Interactive Software, Inc. (a)(b)	342,818	16,876,930
Tangoe, Inc. (a)(b)	160,043	1,267,541
TeleNav, Inc. (a)	114,448	686,688
The Rubicon Project, Inc. (a)	148,246	1,119,257
TiVo Corp. (a)	495,092	10,025,613
Tubemogul, Inc. (a)(b)	81,771	1,144,794
Tyler Technologies, Inc. (a)	135,494	20,175,057
Ultimate Software Group, Inc. (a)(b)	115,905	23,752,412
Upland Software, Inc. (a)	25,225	237,620
Varonis Systems, Inc. (a)	63,496	1,854,083
Vasco Data Security International, Inc. (a)	130,130	1,886,885
Verint Systems, Inc. (a)	253,125	9,504,844
VirnetX Holding Corp. (a)(b)	187,525	590,704
VMware, Inc. Class A (a)(b)	289,026	23,451,570
Voltari Corp. (a)(b)	19,368	55,199
Workday, Inc. Class A (a)(b)	479,007	40,389,870
Workiva, Inc. (a)(b)	89,268	1,330,093
Zedge, Inc. (a)	23,011	82,840
Zendesk, Inc. (a)	298,986	6,365,412
Zix Corp. (a)	279,934	1,245,706
Zynga, Inc. (a)	3,080,214	8,809,412
		747,853,317
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	432,300	5,987,355
Avid Technology, Inc. (a)	126,635	533,133
Concurrent Computer Corp.	30,661	172,008
CPI Card Group (b)	72,158	270,593
Cray, Inc. (a)	161,633	3,119,517
Crossroads Systems, Inc. (a)(b)	1,845	7,934
Dataram Corp. (a)(b)	1,314	1,537
Diebold, Inc. (b)	296,442	6,758,878
Eastman Kodak Co. (a)(b)	162,328	2,459,269
Electronics for Imaging, Inc. (a)(b)	186,466	8,115,000
Imation Corp. (a)(b)	119,007	117,805
Immersion Corp. (a)(b)	113,167	1,165,620
Intevac, Inc. (a)	82,658	524,878
ITUS Corp. (a)(b)	34,351	195,801
NCR Corp. (a)	499,538	19,357,098
Nimble Storage, Inc. (a)(b)	229,079	1,736,419
Pure Storage, Inc. Class A (a)(b)	276,359	3,855,208
Qualstar Corp. (a)	25,985	78,475
Quantum Corp. (a)	1,141,666	1,042,341
Super Micro Computer, Inc. (a)	158,040	4,322,394
Transact Technologies, Inc.	28,331	179,902
U.S.A. Technologies, Inc. (a)(b)	146,773	623,785
Xplore Technologies Corp. (a)	14,878	35,558
		60,660,508

TOTAL INFORMATION TECHNOLOGY		3,061,700,107

MATERIALS - 5.5%
Chemicals - 2.6%
A. Schulman, Inc.	116,776	3,888,641
Advanced Emissions Solutions, Inc. (a)(b)	23,584	212,728
AdvanSix, Inc. (a)	126,000	2,356,200
AgroFresh Solutions, Inc. (a)(b)	102,879	288,061
American Vanguard Corp.	103,770	1,888,614
Ashland Global Holdings, Inc.	250,879	28,274,063
Axalta Coating Systems (a)	877,236	23,176,575
Balchem Corp.	128,804	10,286,287
BioAmber, Inc. (a)(b)	57,670	323,529
Cabot Corp.	257,982	13,139,023
Calgon Carbon Corp.	213,336	3,776,047
Celanese Corp. Class A	582,242	46,183,435
Chase Corp.	32,113	2,588,308
Chemtura Corp. (a)	260,922	8,597,380
Codexis, Inc. (a)	118,941	564,970
Core Molding Technologies, Inc. (a)	30,292	483,157
Ferro Corp. (a)	330,611	4,893,043
Flotek Industries, Inc. (a)(b)	229,192	3,084,924
FutureFuel Corp.	94,562	1,298,336
H.B. Fuller Co.	208,712	9,807,377
Hawkins, Inc.	42,204	2,049,004
Huntsman Corp.	798,646	15,557,624
Ingevity Corp. (a)	170,542	8,931,285
Innophos Holdings, Inc.	80,831	4,406,906
Innospec, Inc.	97,639	6,414,882
Intrepid Potash, Inc. (a)	278,739	381,872
KMG Chemicals, Inc.	32,018	1,081,568
Koppers Holdings, Inc. (a)	81,226	3,115,017
Kraton Performance Polymers, Inc. (a)	123,819	3,817,340
Kronos Worldwide, Inc.	93,968	1,172,721
LSB Industries, Inc. (a)(b)	82,201	632,948
Marrone Bio Innovations, Inc. (a)(b)	53,732	125,196
Metabolix, Inc. (a)(b)	20,616	5,876
Minerals Technologies, Inc.	144,209	11,680,929
NewMarket Corp.	38,176	15,973,220
Northern Technologies International Corp. (a)	5,288	73,503
Olin Corp. (b)	664,089	17,266,314
OMNOVA Solutions, Inc. (a)	176,347	1,692,931
Platform Specialty Products Corp. (a)(b)	826,332	7,726,204
PolyOne Corp.	334,715	11,035,554
Quaker Chemical Corp.	55,249	7,029,883
Rayonier Advanced Materials, Inc. (b)	171,408	2,379,143
RPM International, Inc.	535,378	28,326,850
Senomyx, Inc. (a)(b)	176,669	190,803
Sensient Technologies Corp.	186,531	14,566,206
Stepan Co.	81,018	6,576,231
Terravia Holdings, Inc. (a)(b)	345,731	466,737
The Chemours Co. LLC	735,289	18,176,344
The Scotts Miracle-Gro Co. Class A	181,188	16,537,029
TOR Minerals International, Inc. (a)	3,831	22,794
Trecora Resources (a)	74,645	899,472
Tredegar Corp.	104,244	2,324,641
Trinseo SA (b)	185,144	10,840,181
Tronox Ltd. Class A	257,877	2,924,325
Valhi, Inc.	74,540	231,074
Valspar Corp.	292,110	29,821,510
W.R. Grace & Co.	288,719	18,841,802
Westlake Chemical Corp.	155,449	9,197,917
		447,604,534
Construction Materials - 0.2%
Eagle Materials, Inc.	189,515	18,420,858
Headwaters, Inc. (a)	296,972	7,038,236
Summit Materials, Inc.	373,139	8,869,514
Tecnoglass, Inc. (b)	22,937	280,520
U.S. Concrete, Inc. (a)(b)	59,519	3,383,655
United States Lime & Minerals, Inc.	8,034	582,867
		38,575,650
Containers & Packaging - 1.0%
AEP Industries, Inc.	17,565	2,070,035
Aptargroup, Inc.	256,270	18,753,839
Bemis Co., Inc.	377,275	18,890,159
Berry Plastics Group, Inc. (a)	484,507	24,113,913
Crown Holdings, Inc. (a)	557,738	30,335,370
Graphic Packaging Holding Co.	1,268,071	15,939,652
Greif, Inc.:
Class A	135,805	6,976,303
Class B	6,493	434,706
Myers Industries, Inc.	100,702	1,424,933
Packaging Corp. of America (b)	377,163	31,968,336
Silgan Holdings, Inc.	171,485	8,490,222
Sonoco Products Co. (b)	402,847	21,806,108
UFP Technologies, Inc. (a)	22,606	567,411
		181,770,987
Metals & Mining - 1.4%
A.M. Castle & Co. (a)	69,394	20,818
AK Steel Holding Corp. (a)(b)	1,220,245	11,140,837
Alcoa Corp.	583,589	16,906,573
Allegheny Technologies, Inc. (b)	441,195	7,738,560
Ampco-Pittsburgh Corp.	37,064	576,345
Atkore International Group, Inc.	51,085	1,095,773
Carpenter Technology Corp.	189,936	6,794,011
Century Aluminum Co. (a)(b)	196,626	1,812,892
Cliffs Natural Resources, Inc. (a)(b)	832,988	7,338,624
Coeur d'Alene Mines Corp. (a)	667,916	6,445,389
Commercial Metals Co. (b)	488,836	10,759,280
Compass Minerals International, Inc. (b)	141,349	10,961,615
Comstock Mining, Inc. (a)	223,980	54,898
Friedman Industries	19,700	111,482
General Moly, Inc. (a)	202,841	58,215
Gold Resource Corp.	219,375	945,506
Golden Minerals Co. (a)(b)	165,129	113,956
Handy & Harman Ltd. (a)	25,445	587,780
Haynes International, Inc.	51,538	2,245,511
Hecla Mining Co.	1,598,444	9,718,540
Kaiser Aluminum Corp.	73,984	6,095,542
Materion Corp.	89,015	3,413,725
McEwen Mining, Inc. (b)	904,586	2,559,978
Olympic Steel, Inc.	41,963	1,025,995
Paramount Gold Nevada Corp. (a)(b)	22,744	36,845
Pershing Gold Corp. (a)(b)	69,048	258,240
Real Industries, Inc. (a)	102,876	601,825
Reliance Steel & Aluminum Co.	291,970	23,678,767
Royal Gold, Inc.	265,604	18,496,663
Ryerson Holding Corp. (a)	62,218	889,717
Schnitzer Steel Industries, Inc. Class A	107,315	2,994,089
Solitario Exploration & Royalty Corp. (a)(b)	57,827	44,527
Steel Dynamics, Inc.	975,111	34,596,938
Stillwater Mining Co. (a)(b)	489,032	7,350,151
SunCoke Energy, Inc. (b)	256,065	2,924,262
Synalloy Corp.	24,589	249,578
TimkenSteel Corp. (a)(b)	155,096	2,450,517
U.S. Antimony Corp. (a)(b)	114,807	34,442
United States Steel Corp. (b)	673,848	21,792,244
Universal Stainless & Alloy Products, Inc. (a)	23,505	289,112
Worthington Industries, Inc.	176,161	9,914,341
		235,124,103
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	153,359	3,496,585
Clearwater Paper Corp. (a)	70,558	4,388,708
Deltic Timber Corp.	46,285	3,226,527
Domtar Corp.	256,540	10,074,326
Kapstone Paper & Packaging Corp. (b)	361,562	7,386,712
Louisiana-Pacific Corp. (a)	592,272	11,454,540
Mercer International, Inc. (SBI)	177,459	1,685,861
Neenah Paper, Inc.	69,504	5,900,890
P.H. Glatfelter Co.	174,467	4,007,507
Rentech, Inc. (a)(b)	91,963	149,900
Resolute Forest Products (a)(b)	362,934	1,687,643
Schweitzer-Mauduit International, Inc.	124,757	5,244,784
Verso Corp. (a)(b)	108,925	582,749
		59,286,732

TOTAL MATERIALS		962,362,006

REAL ESTATE - 9.2%
Equity Real Estate Investment Trusts (REITs) - 8.7%
Acadia Realty Trust (SBI)	319,899	10,575,861
Agree Realty Corp.	106,270	4,770,460
Alexanders, Inc.	15,826	6,768,780
Alexandria Real Estate Equities, Inc.	310,649	34,044,024
American Assets Trust, Inc.	166,766	6,680,646
American Campus Communities, Inc.	525,567	24,759,461
American Farmland Co. (b)	54,512	403,934
American Homes 4 Rent Class A	865,955	18,245,672
Apple Hospitality (REIT), Inc.	628,106	11,582,275
Armada Hoffler Properties, Inc.	149,586	2,101,683
Ashford Hospitality Prime, Inc.	112,184	1,438,199
Ashford Hospitality Trust, Inc.	336,029	2,362,284
Bluerock Residential Growth (REIT), Inc.	84,837	1,072,340
Brandywine Realty Trust (SBI)	710,886	10,912,100
Brixmor Property Group, Inc.	1,040,631	25,339,365
BRT Realty Trust (a)	19,147	150,878
Camden Property Trust (SBI)	351,808	27,690,808
Care Capital Properties, Inc. (b)	352,658	8,492,005
CareTrust (REIT), Inc.	256,638	3,631,428
CatchMark Timber Trust, Inc.	170,898	1,869,624
CBL & Associates Properties, Inc. (b)	686,722	8,144,523
Cedar Shopping Centers, Inc.	355,338	2,291,930
Chambers Street Properties	1,697,227	14,833,764
Chatham Lodging Trust	157,059	3,009,250
Chesapeake Lodging Trust	243,680	5,777,653
City Office REIT, Inc. (b)	93,319	1,168,354
Colony Starwood Homes (b)	196,013	5,988,197
Columbia Property Trust, Inc.	518,785	10,925,612
Communications Sales & Leasing, Inc.	547,833	13,657,477
Community Healthcare Trust, Inc.	62,750	1,366,695
Condor Hospitality Trust, Inc.	1,649	2,820
CorEnergy Infrastructure Trust, Inc. (b)	50,531	1,653,880
Coresite Realty Corp.	137,904	9,726,369
Corporate Office Properties Trust (SBI)	379,238	10,853,792
Corrections Corp. of America	477,876	10,852,564
Cousins Properties, Inc. (b)	1,359,116	10,750,608
CubeSmart	718,816	17,718,814
CyrusOne, Inc.	296,283	12,645,358
DCT Industrial Trust, Inc.	359,201	16,505,286
DDR Corp.	1,205,683	18,350,495
DiamondRock Hospitality Co.	792,286	8,390,309
Douglas Emmett, Inc.	571,729	20,976,737
Duke Realty LP	1,395,012	35,475,155
DuPont Fabros Technology, Inc.	301,190	12,246,385
Easterly Government Properties, Inc.	110,015	2,134,291
EastGroup Properties, Inc.	128,486	8,776,879
Education Realty Trust, Inc. (b)	295,626	12,002,416
Empire State Realty Trust, Inc.	493,215	9,948,147
EPR Properties	258,127	17,950,152
Equity Commonwealth (a)	511,334	14,869,593
Equity Lifestyle Properties, Inc.	323,839	22,484,142
Equity One, Inc.	372,602	11,125,896
Farmland Partners, Inc. (b)	55,162	612,850
FelCor Lodging Trust, Inc.	504,739	3,664,405
First Industrial Realty Trust, Inc.	463,669	12,264,045
First Potomac Realty Trust	233,279	2,293,133
Forest City Realty Trust, Inc.	891,261	16,479,416
Forest City Realty Trust, Inc. Class B	36	677
Four Corners Property Trust, Inc.	256,102	4,912,036
Franklin Street Properties Corp.	439,561	5,520,886
Gaming & Leisure Properties	775,211	23,651,688
Getty Realty Corp.	126,003	3,026,592
Gladstone Commercial Corp.	108,752	1,999,949
Gladstone Land Corp.	66,704	727,741
Global Net Lease, Inc. (b)	686,319	5,216,024
Global Self Storage, Inc. (b)	70,475	351,670
Government Properties Income Trust (b)	307,346	5,775,031
Healthcare Realty Trust, Inc.	474,111	13,929,381
Healthcare Trust of America, Inc.	566,474	16,019,885
Hersha Hospitality Trust	172,280	3,474,888
Highwoods Properties, Inc. (SBI)	394,635	18,966,158
Hospitality Properties Trust (SBI)	645,202	18,707,632
Hudson Pacific Properties, Inc.	430,486	15,011,047
Independence Realty Trust, Inc. (b)	249,560	2,133,738
InfraReit, Inc.	152,471	2,613,353
Investors Real Estate Trust (b)	512,741	3,225,141
iStar Financial, Inc. (a)(b)	305,842	3,737,389
Jernigan Capital, Inc. (b)	21,999	437,560
Kilroy Realty Corp.	368,008	26,621,699
Kite Realty Group Trust	340,197	8,181,738
Lamar Advertising Co. Class A (b)	330,855	21,932,378
LaSalle Hotel Properties (SBI)	456,685	12,819,148
Lexington Corporate Properties Trust	875,504	9,043,956
Liberty Property Trust (SBI)	587,676	23,154,434
Life Storage, Inc.	188,626	15,322,090
LTC Properties, Inc.	166,966	7,590,274
Mack-Cali Realty Corp.	365,600	9,889,480
Medical Properties Trust, Inc.	1,283,623	15,300,786
Mid-America Apartment Communities, Inc.	304,215	27,875,220
Monmouth Real Estate Investment Corp. Class A (b)	284,308	3,991,684
Monogram Residential Trust, Inc.	684,648	7,209,343
National Health Investors, Inc.	161,515	11,428,801
National Retail Properties, Inc.	586,638	25,037,710
National Storage Affiliates Trust	153,364	3,156,231
New Senior Investment Group, Inc.	345,071	3,499,020
New York (REIT), Inc.	673,611	6,493,610
NexPoint Residential Trust, Inc.	89,410	1,754,224
NorthStar Realty Europe Corp.	240,392	2,579,406
NorthStar Realty Finance Corp.	716,951	10,854,638
Omega Healthcare Investors, Inc.	775,205	22,837,539
One Liberty Properties, Inc.	69,690	1,705,314
Outfront Media, Inc.	551,027	13,891,391
Paramount Group, Inc.	709,260	11,149,567
Parkway, Inc. (a)	169,889	3,329,824
Pebblebrook Hotel Trust (b)	282,919	8,136,750
Pennsylvania Real Estate Investment Trust (SBI)	276,601	5,302,441
Physicians Realty Trust	577,452	10,463,430
Piedmont Office Realty Trust, Inc. Class A	614,800	12,074,672
Post Properties, Inc.	217,674	14,153,163
Potlatch Corp.	161,680	6,641,006
Power (REIT) (a)	1,227	9,571
Preferred Apartment Communities, Inc. Class A	107,381	1,462,529
PS Business Parks, Inc.	84,353	9,424,761
QTS Realty Trust, Inc. Class A	198,401	9,285,167
Quality Care Properties, Inc. (a)(b)	375,792	5,636,880
RAIT Financial Trust	327,689	1,006,005
Ramco-Gershenson Properties Trust (SBI)	325,713	5,527,350
Rayonier, Inc.	506,756	13,434,102
Regency Centers Corp.	417,876	27,930,832
Retail Opportunity Investments Corp.	446,194	9,209,444
Retail Properties America, Inc.	976,088	14,895,103
Rexford Industrial Realty, Inc.	267,097	5,900,173
RLJ Lodging Trust	489,499	11,155,682
Ryman Hospitality Properties, Inc.	200,472	11,807,801
Sabra Health Care REIT, Inc.	268,249	5,936,350
Saul Centers, Inc.	55,021	3,493,283
Select Income REIT	263,584	6,441,993
Senior Housing Properties Trust (SBI)	961,453	17,363,841
Seritage Growth Properties (b)	93,405	4,449,814
Silver Bay Realty Trust Corp.	154,607	2,700,984
Sotherly Hotels, Inc.	42,144	231,371
Spirit Realty Capital, Inc.	1,922,857	20,747,627
Stag Industrial, Inc.	305,969	7,223,928
Store Capital Corp.	625,258	15,456,378
Summit Hotel Properties, Inc.	349,135	4,964,700
Sun Communities, Inc.	270,459	19,519,026
Sunstone Hotel Investors, Inc.	877,902	12,764,695
Tanger Factory Outlet Centers, Inc.	380,783	13,125,590
Taubman Centers, Inc.	246,574	17,918,533
Terreno Realty Corp.	200,472	5,456,848
The GEO Group, Inc.	304,069	10,113,335
TIER REIT, Inc.	201,319	3,235,196
UMH Properties, Inc.	109,622	1,438,241
Universal Health Realty Income Trust (SBI)	56,799	3,368,749
Urban Edge Properties	372,117	10,080,650
Urstadt Biddle Properties, Inc. Class A	138,313	3,132,789
VEREIT, Inc.	3,904,414	32,367,592
Washington REIT (SBI)	285,852	8,878,563
Weingarten Realty Investors (SBI)	465,897	16,544,002
Wheeler REIT, Inc.	89,504	145,892
Whitestone REIT Class B	125,608	1,684,403
WP Carey, Inc.	431,265	25,065,122
WP Glimcher, Inc.	739,443	7,409,219
Xenia Hotels & Resorts, Inc.	430,111	7,526,943
		1,519,139,709
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	186,205	8,206,054
Altisource Portfolio Solutions SA (a)(b)	45,722	1,231,751
American Realty Investments, Inc. (a)	2,022	13,042
AV Homes, Inc. (a)(b)	44,054	698,256
Consolidated-Tomoka Land Co. (b)	23,055	1,230,445
Forestar Group, Inc. (a)(b)	135,057	1,809,764
FRP Holdings, Inc. (a)	24,947	946,739
Griffin Industrial Realty, Inc.	7,963	250,436
HFF, Inc.	136,624	3,962,096
Howard Hughes Corp. (a)	146,781	16,703,678
InterGroup Corp. (a)	845	21,125
J.W. Mays, Inc. (a)	15	675
Jones Lang LaSalle, Inc.	182,714	18,505,274
Kennedy-Wilson Holdings, Inc.	366,476	7,824,263
Marcus & Millichap, Inc. (a)	56,466	1,549,992
Maui Land & Pineapple, Inc. (a)	17,943	124,704
RE/MAX Holdings, Inc.	73,146	3,584,154
Realogy Holdings Corp.	593,580	14,334,957
Stratus Properties, Inc. (a)	12,801	380,830
Tejon Ranch Co. (a)(b)	57,888	1,518,981
The RMR Group, Inc.	31,495	1,307,043
The St. Joe Co. (a)(b)	311,747	6,484,338
Transcontinental Realty Investors, Inc. (a)	1,510	14,254
Trinity Place Holdings, Inc. (a)(b)	30,220	302,200
		91,005,051

TOTAL REAL ESTATE		1,610,144,760

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc. (a)	196,814	299,157
Atlantic Tele-Network, Inc.	46,527	3,364,367
Cincinnati Bell, Inc. (a)	167,956	3,459,894
Cogent Communications Group, Inc.	163,568	6,125,622
Consolidated Communications Holdings, Inc. (b)	208,559	5,960,616
FairPoint Communications, Inc. (a)(b)	85,245	1,419,329
Fusion Telecommunications International (a)(b)	48,146	75,108
General Communications, Inc. Class A (a)(b)	127,853	2,155,602
Globalstar, Inc. (a)(b)	1,280,786	1,011,821
Hawaiian Telcom Holdco, Inc. (a)	45,396	1,036,845
IDT Corp. Class B	74,459	1,576,297
Inteliquent, Inc.	144,301	3,266,975
Intelsat SA (a)(b)	155,781	641,818
Iridium Communications, Inc. (a)(b)	322,732	2,840,042
Lumos Networks Corp. (a)	98,569	1,433,193
Ooma, Inc. (a)(b)	10,798	100,421
ORBCOMM, Inc. (a)	273,307	2,298,512
Pareteum Corp. (a)(b)	798,023	91,852
PDVWireless, Inc. (a)(b)	45,934	1,084,042
SBA Communications Corp. Class A (a)	503,483	49,824,678
Straight Path Communications, Inc. Class B (a)(b)	39,986	958,464
Vonage Holdings Corp. (a)	790,421	5,208,874
Windstream Holdings, Inc. (b)	377,820	2,799,646
Zayo Group Holdings, Inc. (a)(b)	379,206	13,082,607
		110,115,782
Wireless Telecommunication Services - 0.6%
Airgain, Inc. (b)	6,250	122,563
Boingo Wireless, Inc. (a)	146,064	1,781,981
Leap Wireless International, Inc. rights (a)	194,908	639,298
NII Holdings, Inc. (a)(b)	406,747	691,470
Shenandoah Telecommunications Co.	187,511	5,259,684
Spok Holdings, Inc.	91,059	1,657,274
Sprint Corp. (a)(b)	2,659,822	20,853,004
T-Mobile U.S., Inc. (a)	1,150,819	62,385,898
Telephone & Data Systems, Inc.	375,749	10,118,921
U.S. Cellular Corp. (a)	60,118	2,262,240
		105,772,333

TOTAL TELECOMMUNICATION SERVICES		215,888,115

UTILITIES - 3.0%
Electric Utilities - 1.0%
Allete, Inc.	198,562	12,275,103
El Paso Electric Co.	163,435	7,362,747
Empire District Electric Co.	180,800	6,152,624
Genie Energy Ltd. Class B (b)	65,626	377,350
Great Plains Energy, Inc.	829,797	21,898,343
Hawaiian Electric Industries, Inc.	438,152	13,495,082
IDACORP, Inc.	205,913	15,680,275
MGE Energy, Inc.	152,057	9,001,774
OGE Energy Corp.	805,836	25,504,709
Otter Tail Corp.	163,816	6,282,344
PNM Resources, Inc.	319,164	10,085,582
Portland General Electric Co.	356,807	14,843,171
Spark Energy, Inc. Class A, (b)	26,095	665,423
Westar Energy, Inc.	567,294	32,313,066
		175,937,593
Gas Utilities - 1.0%
Atmos Energy Corp.	406,491	28,909,640
Chesapeake Utilities Corp.	66,997	4,341,406
Delta Natural Gas Co., Inc. (b)	18,073	461,042
Gas Natural, Inc.	40,523	506,538
National Fuel Gas Co. (b)	347,127	19,571,020
New Jersey Resources Corp. (b)	363,359	12,517,718
Northwest Natural Gas Co.	117,509	6,733,266
ONE Gas, Inc.	216,037	12,964,380
RGC Resources, Inc.	3,401	84,039
South Jersey Industries, Inc.	325,744	10,749,552
Southwest Gas Corp.	196,168	14,541,934
Spire, Inc.	194,829	12,574,264
UGI Corp.	697,411	31,244,013
WGL Holdings, Inc.	205,549	14,914,635
		170,113,447
Independent Power and Renewable Electricity Producers - 0.3%
American DG Energy, Inc. (a)	66,943	22,607
Calpine Corp. (a)(b)	1,440,218	16,058,431
Dynegy, Inc. (a)(b)	459,560	3,975,194
NRG Yield, Inc.:
Class A	127,027	1,853,324
Class C	261,622	4,015,898
Ormat Technologies, Inc.	142,174	6,800,182
Pattern Energy Group, Inc. (b)	260,216	5,108,040
Talen Energy Corp. (a)(b)	350,457	4,892,380
TerraForm Global, Inc. (b)	196,426	746,419
Terraform Power, Inc. (b)	294,092	3,714,382
U.S. Geothermal, Inc. (a)(b)	61,821	260,885
Vivint Solar, Inc. (a)(b)	83,920	243,368
		47,691,110
Multi-Utilities - 0.4%
Avangrid, Inc.	236,197	8,543,245
Avista Corp.	249,992	10,117,176
Black Hills Corp.	204,859	12,035,466
MDU Resources Group, Inc.	768,133	21,369,460
NorthWestern Energy Corp.	198,518	11,136,860
Unitil Corp.	68,493	2,908,898
Vectren Corp.	325,919	15,996,105
		82,107,210
Water Utilities - 0.3%
American States Water Co.	149,290	6,329,896
Aqua America, Inc. (b)	708,491	21,063,437
Artesian Resources Corp. Class A	30,130	949,698
Cadiz, Inc. (a)(b)	56,904	591,802
California Water Service Group	206,798	7,144,871
Connecticut Water Service, Inc.	52,319	2,852,432
Middlesex Water Co.	74,490	3,034,723
Pure Cycle Corp. (a)(b)	69,664	344,837
SJW Corp.	70,626	3,790,497
York Water Co.	52,960	1,927,744
		48,029,937

TOTAL UTILITIES		523,879,297

TOTAL COMMON STOCKS
(Cost $13,500,456,263)		17,453,572,995
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (d)
(Cost $5,976,043)	6,000,000	5,972,148
	Shares	Value

Money Market Funds - 19.8%
Fidelity Cash Central Fund, 0.39% (e)	129,442,019	$129,467,908
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	3,336,493,836	3,337,161,135
TOTAL MONEY MARKET FUNDS
(Cost $3,466,593,157)		3,466,629,043
TOTAL INVESTMENT PORTFOLIO - 119.2%
(Cost $16,973,025,463)		20,926,174,186
NET OTHER ASSETS (LIABILITIES) - (19.2)%		(3,365,908,393)
NET ASSETS - 100%		$17,560,265,793

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
260 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2016	42,299,400	$2,951,361
479 ICE Russell 2000 Index Contracts (United States)	Dec. 2016	63,338,170	5,732,601
TOTAL FUTURES CONTRACTS			$8,683,962

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,662,592.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177,204
Fidelity Securities Lending Cash Central Fund	27,252,621
Total	$27,429,825

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,518,461,234	$2,518,461,234	$--	$--
Consumer Staples	598,891,964	598,867,124	--	24,840
Energy	758,495,814	758,495,565	249	--
Financials	2,989,214,979	2,989,214,968	10	1
Health Care	1,885,248,023	1,883,850,163	1,318	1,396,542
Industrials	2,329,286,696	2,329,286,696	--	--
Information Technology	3,061,700,107	3,061,700,107	--	--
Materials	962,362,006	962,362,006	--	--
Real Estate	1,610,144,760	1,610,144,760	--	--
Telecommunication Services	215,888,115	215,248,817	--	639,298
Utilities	523,879,297	523,879,297	--	--
U.S. Government and Government Agency Obligations	5,972,148	--	5,972,148	--
Money Market Funds	3,466,629,043	3,466,629,043	--	--
Total Investments in Securities:	$20,926,174,186	$20,918,139,780	$5,973,725	$2,060,681
Derivative Instruments:
Assets
Futures Contracts	$8,683,962	$8,683,962	$--	$--
Total Assets	$8,683,962	$8,683,962	$--	$--
Total Derivative Instruments:	$8,683,962	$8,683,962	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $17,027,471,967. Net unrealized appreciation aggregated $3,898,702,219, of which $5,807,551,054 related to appreciated investment securities and $1,908,848,835 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Holdings Report
for

Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund)

November 30, 2016

STI-QTLY-0117
1.810711.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
Adient PLC (a)	144,412	$7,734,707
American Axle & Manufacturing Holdings, Inc. (a)	110,253	1,726,562
Autoliv, Inc. (b)	136,209	14,092,183
BorgWarner, Inc.	322,234	11,471,530
Clean Diesel Technologies, Inc. (a)	8,475	21,950
Cooper Tire & Rubber Co.	81,601	3,125,318
Cooper-Standard Holding, Inc. (a)	27,202	2,592,895
Dana Holding Corp.	219,929	3,714,601
Delphi Automotive PLC	418,179	26,763,456
Dorman Products, Inc. (a)(b)	47,584	3,437,468
Drew Industries, Inc.	37,718	3,964,162
Federal-Mogul Corp. Class A (a)	65,766	629,381
Fox Factory Holding Corp. (a)	40,961	1,028,121
Gentex Corp.	444,026	8,210,041
Gentherm, Inc. (a)	58,309	1,857,142
Hertz Global Holdings, Inc. (a)	113,057	2,846,775
Horizon Global Corp. (a)	28,918	665,403
Lear Corp.	109,051	14,123,195
Metaldyne Performance Group, Inc.	30,783	621,817
Modine Manufacturing Co. (a)	62,657	736,220
Motorcar Parts of America, Inc. (a)(b)	32,435	793,360
Shiloh Industries, Inc. (a)	7,922	55,850
Spartan Motors, Inc.	44,931	402,132
Standard Motor Products, Inc.	32,576	1,626,845
Stoneridge, Inc. (a)	43,907	696,804
Strattec Security Corp.	4,334	168,593
Superior Industries International, Inc.	39,790	1,000,719
Sypris Solutions, Inc. (a)	16,848	16,511
Tenneco, Inc. (a)	83,068	4,896,859
The Goodyear Tire & Rubber Co.	412,766	12,667,789
Tower International, Inc.	25,690	673,078
UQM Technologies, Inc. (a)(b)	38,648	19,123
Visteon Corp.	48,877	3,845,154
VOXX International Corp. (a)	18,073	87,654
Workhorse Group, Inc. (a)	16,326	120,976
		136,434,374
Automobiles - 0.6%
Ford Motor Co.	6,003,101	71,797,088
General Motors Co.	2,181,573	75,329,716
Harley-Davidson, Inc. (b)	281,657	17,150,095
Tesla Motors, Inc. (a)(b)	189,926	35,971,984
Thor Industries, Inc.	72,576	7,298,968
Winnebago Industries, Inc.	39,123	1,269,541
		208,817,392
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,748,400
Educational Development Corp.	2,866	25,937
Fenix Parts, Inc. (a)	13,969	47,914
Genuine Parts Co.	230,309	22,162,635
LKQ Corp. (a)	456,169	14,976,028
Pool Corp.	56,544	5,688,892
Weyco Group, Inc.	5,169	148,712
		45,798,518
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	20,589	475,606
Apollo Education Group, Inc. Class A (non-vtg.) (a)	165,611	1,561,712
Ascent Capital Group, Inc. (a)	16,905	305,473
Bridgepoint Education, Inc. (a)	19,443	197,541
Bright Horizons Family Solutions, Inc. (a)	67,619	4,653,540
Cambium Learning Group, Inc. (a)	12,514	62,320
Capella Education Co.	17,991	1,569,715
Career Education Corp. (a)	92,297	922,047
Carriage Services, Inc.	24,048	652,663
Chegg, Inc. (a)(b)	67,008	542,095
Collectors Universe, Inc.	4,772	95,249
DeVry, Inc.	87,504	2,611,994
Graham Holdings Co.	7,921	3,879,310
Grand Canyon Education, Inc. (a)	72,456	4,137,238
H&R Block, Inc.	339,125	7,515,010
Houghton Mifflin Harcourt Co. (a)	170,821	1,887,572
K12, Inc. (a)	45,198	663,507
Liberty Tax, Inc.	8,571	105,423
LifeLock, Inc. (a)	121,981	2,904,368
Lincoln Educational Services Corp. (a)	15,671	31,029
National American University Holdings, Inc.	5,378	10,702
Regis Corp. (a)	52,945	714,758
Service Corp. International	291,620	7,870,824
ServiceMaster Global Holdings, Inc. (a)	207,929	7,947,046
Sotheby's Class A (Ltd. vtg.) (b)	86,398	3,374,706
Strayer Education, Inc. (a)	14,558	1,066,082
Universal Technical Institute, Inc.	29,419	73,842
Weight Watchers International, Inc. (a)(b)	37,785	397,498
		56,228,870
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	379,345	13,053,261
Belmond Ltd. Class A (a)	124,751	1,615,525
Biglari Holdings, Inc. (a)	2,475	1,160,602
BJ's Restaurants, Inc. (a)	35,904	1,332,038
Bloomin' Brands, Inc.	203,436	3,783,910
Bob Evans Farms, Inc. (b)	27,901	1,245,780
Bojangles', Inc. (a)	24,608	440,483
Boyd Gaming Corp. (a)	116,149	2,188,247
Bravo Brio Restaurant Group, Inc. (a)	12,451	51,672
Brinker International, Inc.	77,201	4,100,145
Buffalo Wild Wings, Inc. (a)	27,640	4,660,104
Caesars Entertainment Corp. (a)(b)	91,365	685,238
Carnival Corp. unit	670,386	34,464,544
Carrols Restaurant Group, Inc. (a)	61,598	837,733
Century Casinos, Inc. (a)	28,742	198,320
Chipotle Mexican Grill, Inc. (a)(b)	44,963	17,820,186
Choice Hotels International, Inc.	53,065	2,730,194
Churchill Downs, Inc.	18,170	2,781,827
Chuy's Holdings, Inc. (a)(b)	26,361	826,417
ClubCorp Holdings, Inc.	87,722	1,140,386
Cracker Barrel Old Country Store, Inc. (b)	37,351	6,078,502
Darden Restaurants, Inc. (b)	192,338	14,098,375
Dave & Buster's Entertainment, Inc. (a)	52,866	2,476,772
Del Frisco's Restaurant Group, Inc. (a)	28,720	493,984
Del Taco Restaurants, Inc. (a)(b)	75,328	1,093,763
Denny's Corp. (a)	117,334	1,418,568
DineEquity, Inc.	27,200	2,273,376
Domino's Pizza, Inc.	76,030	12,776,081
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,629
Dover Motorsports, Inc.	9,993	23,484
Dunkin' Brands Group, Inc.	158,352	8,596,930
El Pollo Loco Holdings, Inc. (a)(b)	42,298	532,955
Eldorado Resorts, Inc. (a)(b)	30,709	422,249
Empire Resorts, Inc. (a)	4,022	87,680
Entertainment Gaming Asia, Inc. (a)	2,060	2,678
Extended Stay America, Inc. unit	128,570	2,000,549
Famous Dave's of America, Inc. (a)	7,623	35,447
Fiesta Restaurant Group, Inc. (a)	37,794	1,082,798
Fogo de Chao, Inc. (a)(b)	4,278	59,250
Golden Entertainment, Inc.	1,436	17,835
Good Times Restaurants, Inc. (a)	7,939	25,405
Habit Restaurants, Inc. Class A (a)(b)	23,867	400,966
Hilton Worldwide Holdings, Inc.	883,998	22,161,830
Hyatt Hotels Corp. Class A (a)(b)	40,191	2,063,406
Ignite Restaurant Group, Inc. (a)(b)	4,841	1,317
Ilg, Inc.	159,203	2,876,798
International Speedway Corp. Class A	39,245	1,444,216
Intrawest Resorts Holdings, Inc. (a)	22,150	388,511
Isle of Capri Casinos, Inc. (a)	39,454	884,559
J. Alexanders Holdings, Inc. (a)	20,559	195,311
Jack in the Box, Inc.	50,437	5,246,457
Jamba, Inc. (a)(b)	19,136	189,829
Kona Grill, Inc. (a)	8,466	104,132
La Quinta Holdings, Inc. (a)	115,379	1,400,701
Las Vegas Sands Corp.	561,018	35,158,998
Lindblad Expeditions Holdings (a)	22,275	212,949
Luby's, Inc. (a)	14,614	62,256
Marcus Corp.	26,625	798,750
Marriott International, Inc. Class A	487,908	38,437,392
Marriott Vacations Worldwide Corp. (b)	38,724	3,006,531
McDonald's Corp.	1,314,876	156,825,261
MGM Mirage, Inc. (a)	726,654	20,862,236
Monarch Casino & Resort, Inc. (a)	11,528	286,817
Morgans Hotel Group Co. (a)	27,678	59,508
Nathan's Famous, Inc. (a)	3,561	220,248
Noodles & Co. (a)(b)	28,579	120,032
Norwegian Cruise Line Holdings Ltd. (a)	251,046	9,994,141
Panera Bread Co. Class A (a)(b)	33,222	7,046,718
Papa John's International, Inc.	42,981	3,797,801
Papa Murphy's Holdings, Inc. (a)(b)	22,690	107,551
Penn National Gaming, Inc. (a)	107,531	1,428,012
Pinnacle Entertainment, Inc.	94,638	1,289,916
Planet Fitness, Inc.	56,672	1,148,741
Popeyes Louisiana Kitchen, Inc. (a)	35,356	2,117,117
Potbelly Corp. (a)(b)	30,614	417,881
Rave Restaurant Group, Inc. (a)	9,079	19,611
RCI Hospitality Holdings, Inc.	5,726	69,743
Red Lion Hotels Corp. (a)	6,989	61,503
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,087,602
Red Rock Resorts, Inc.	43,728	1,002,246
Royal Caribbean Cruises Ltd.	256,807	20,793,663
Ruby Tuesday, Inc. (a)	88,086	266,020
Ruth's Hospitality Group, Inc.	42,076	715,292
Scientific Games Corp. Class A (a)(b)	70,193	1,035,347
SeaWorld Entertainment, Inc. (b)	103,555	1,750,080
Shake Shack, Inc. Class A (a)(b)	22,232	819,916
Six Flags Entertainment Corp.	131,620	7,586,577
Sonic Corp.	74,649	1,948,339
Speedway Motorsports, Inc.	23,497	481,454
Starbucks Corp.	2,258,344	130,916,202
Texas Roadhouse, Inc. Class A	107,584	5,044,614
The Cheesecake Factory, Inc. (b)	75,769	4,483,252
Town Sports International Holdings, Inc. (a)	13,107	29,491
U.S. Foods Holding Corp.	100,387	2,294,847
Vail Resorts, Inc.	60,896	9,645,926
Wendy's Co.	363,065	4,563,727
Wingstop, Inc.	38,268	1,174,445
Wyndham Worldwide Corp.	171,061	12,314,681
Wynn Resorts Ltd. (b)	121,726	12,414,835
Yum! Brands, Inc.	533,552	33,821,861
Zoe's Kitchen, Inc. (a)(b)	27,188	670,456
		724,483,541
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	15,479	449,665
Beazer Homes U.S.A., Inc. (a)	40,506	546,021
CalAtlantic Group, Inc.	115,129	3,844,157
Cavco Industries, Inc. (a)	12,220	1,155,401
Century Communities, Inc. (a)	22,823	473,577
Comstock Holding Companies, Inc. (a)	1,496	2,768
CSS Industries, Inc.	16,118	438,248
D.R. Horton, Inc.	522,219	14,475,911
Dixie Group, Inc. (a)	11,105	37,757
Emerson Radio Corp. (a)	23,724	19,214
Ethan Allen Interiors, Inc.	36,464	1,258,008
Flexsteel Industries, Inc.	9,186	504,128
Garmin Ltd. (b)	175,643	9,161,539
GoPro, Inc. Class A (a)(b)	148,905	1,486,072
Green Brick Partners, Inc. (a)(b)	37,398	342,192
Harman International Industries, Inc.	106,630	11,662,123
Helen of Troy Ltd. (a)	44,560	3,792,056
Hooker Furniture Corp.	17,507	477,941
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	349,011
Installed Building Products, Inc. (a)(b)	31,210	1,295,215
iRobot Corp. (a)(b)	45,351	2,585,007
KB Home (b)	112,206	1,777,343
Koss Corp. (a)	2,669	6,939
La-Z-Boy, Inc.	79,546	2,127,856
Leggett & Platt, Inc.	203,695	9,789,582
Lennar Corp. Class A	309,769	13,177,573
LGI Homes, Inc. (a)(b)	24,556	801,753
Libbey, Inc.	30,735	587,961
Lifetime Brands, Inc.	14,046	234,568
M.D.C. Holdings, Inc.	56,801	1,526,811
M/I Homes, Inc. (a)(b)	33,201	775,575
Meritage Homes Corp. (a)	64,418	2,322,269
Mohawk Industries, Inc. (a)	95,860	18,926,598
NACCO Industries, Inc. Class A	7,854	746,130
New Home Co. LLC (a)	11,951	137,795
Newell Brands, Inc.	742,468	34,903,421
Nova LifeStyle, Inc. (a)(b)	26,136	66,647
NVR, Inc. (a)	5,604	8,938,380
PulteGroup, Inc.	477,718	9,009,761
Skyline Corp. (a)	21,741	278,285
Stanley Furniture Co., Inc.	5,699	5,243
Taylor Morrison Home Corp. (a)	40,708	806,425
Tempur Sealy International, Inc. (a)(b)	83,247	5,269,535
Toll Brothers, Inc. (a)	242,096	7,180,567
TopBuild Corp. (a)	55,530	2,015,184
TRI Pointe Homes, Inc.(a)	234,174	2,721,102
Tupperware Brands Corp.	76,612	4,247,369
Turtle Beach Corp. (a)	6,672	9,541
UCP, Inc. (a)	9,479	103,795
Universal Electronics, Inc. (a)	22,307	1,502,376
Vuzix Corp. (a)(b)	22,003	176,024
WCI Communities, Inc. (a)	32,083	745,930
Whirlpool Corp.	115,105	18,697,656
William Lyon Homes, Inc. (a)(b)	35,265	698,247
Zagg, Inc. (a)	38,365	253,209
		204,923,461
Internet & Direct Marketing Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	555,542
Amazon.com, Inc. (a)	604,830	453,967,253
Blue Nile, Inc.	17,894	721,486
Duluth Holdings, Inc. (b)	12,299	412,139
Etsy, Inc. (a)	147,726	1,831,802
EVINE Live, Inc. (a)	71,405	119,246
Expedia, Inc.	182,899	22,688,621
FTD Companies, Inc. (a)	25,393	580,484
Gaia, Inc. Class A (a)	12,609	107,177
Groupon, Inc. Class A (a)(b)	645,768	2,563,699
HSN, Inc.	48,658	1,853,870
Lands' End, Inc. (a)(b)	26,352	467,748
Liberty Expedia Holdings, Inc. (a)	85,283	3,749,041
Liberty Interactive Corp.:
(Venture Group) Series A (a)	127,925	4,991,634
QVC Group Series A (a)	652,239	13,507,870
Liberty TripAdvisor Holdings, Inc. (a)	113,996	1,829,636
Netflix, Inc. (a)	661,383	77,381,811
NutriSystem, Inc.	46,905	1,723,759
Overstock.com, Inc. (a)	24,847	421,157
Overstock.com, Inc. rights 12/6/16 (a)	2,485	0
PetMed Express, Inc. (b)	32,292	704,934
Priceline Group, Inc. (a)	76,260	114,670,637
Shutterfly, Inc. (a)	48,378	2,451,313
TripAdvisor, Inc. (a)	176,653	8,528,807
U.S. Auto Parts Network, Inc. (a)	5,048	14,387
Wayfair LLC Class A (a)(b)	42,472	1,548,104
		717,392,157
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	285,262
Black Diamond, Inc. (a)	32,583	200,385
Brunswick Corp.	137,381	6,885,536
Callaway Golf Co.	134,839	1,638,294
Escalade, Inc.	7,022	96,553
Hasbro, Inc.	171,958	14,683,494
JAKKS Pacific, Inc. (a)(b)	19,661	138,610
Johnson Outdoors, Inc. Class A	6,349	265,388
Malibu Boats, Inc. Class A (a)	23,351	424,988
Marine Products Corp.	11,741	132,908
Mattel, Inc.	518,227	16,360,426
MCBC Holdings, Inc.	21,350	286,944
Nautilus, Inc. (a)	46,907	806,800
Polaris Industries, Inc. (b)	94,246	8,186,208
Smith & Wesson Holding Corp. (a)(b)	87,581	2,043,265
Sturm, Ruger & Co., Inc. (b)	28,534	1,466,648
Summer Infant, Inc. (a)	32,605	74,013
Vista Outdoor, Inc. (a)	94,769	3,804,975
		57,780,697
Media - 3.0%
A.H. Belo Corp. Class A	22,177	136,389
AMC Entertainment Holdings, Inc. Class A	40,040	1,359,358
AMC Networks, Inc. Class A (a)	91,288	5,043,662
Ballantyne of Omaha, Inc. (a)	17,964	128,425
Cable One, Inc.	6,260	3,700,036
Carmike Cinemas, Inc. (a)(b)	37,234	1,258,509
CBS Corp. Class B	634,240	38,511,053
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	232,572
Charter Communications, Inc. Class A (a)	333,155	91,720,903
Cinedigm Corp. (a)	5,614	8,365
Cinemark Holdings, Inc.	164,899	6,569,576
Clear Channel Outdoor Holding, Inc. Class A	57,659	314,242
Comcast Corp. Class A	3,693,899	256,762,919
Cumulus Media, Inc. Class A (a)	17,877	21,631
Daily Journal Corp. (a)	644	155,674
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,701,199
Class C (non-vtg.) (a)	327,382	8,655,980
DISH Network Corp. Class A (a)	346,718	19,918,949
E.W. Scripps Co. Class A (a)(b)	84,251	1,442,377
Emmis Communications Corp. Class A (a)	1,993	6,537
Entercom Communications Corp. Class A	25,850	392,920
Entravision Communication Corp. Class A	84,255	556,083
Gannett Co., Inc.	167,355	1,596,567
Global Eagle Entertainment, Inc. (a)	84,431	542,047
Gray Television, Inc. (a)	96,772	977,397
Harte-Hanks, Inc.	45,482	68,223
Hemisphere Media Group, Inc. (a)	10,964	129,923
Insignia Systems, Inc.	5,038	11,386
Interpublic Group of Companies, Inc.	606,618	14,601,295
John Wiley & Sons, Inc. Class A	79,959	4,385,751
Lee Enterprises, Inc. (a)	58,988	179,913
Liberty Broadband Corp.:
Class A (a)	33,151	2,304,989
Class C (a)(b)	107,719	7,681,442
Liberty Global PLC:
Class A (a)	432,377	13,542,048
Class C (a)	974,818	29,683,208
LiLAC Class A (a)(b)	77,452	1,671,414
LiLAC Class C (a)	189,751	4,017,029
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	287,601
Liberty Braves Class C (a)	68,302	1,357,161
Liberty Media Class A (a)	35,684	1,116,552
Liberty Media Class C (a)	79,458	2,475,117
Liberty SiriusXM Class A (a)	142,736	5,181,317
Liberty SiriusXM Class C (a)	298,286	10,666,707
Lions Gate Entertainment Corp. (b)	168,879	3,951,769
Live Nation Entertainment, Inc. (a)	224,734	6,220,637
Loral Space & Communications Ltd. (a)	17,760	699,744
Media General, Inc. (a)	134,814	2,476,533
Meredith Corp.	55,681	3,093,080
MSG Network, Inc. Class A (a)	103,460	2,115,757
National CineMedia, Inc.	85,967	1,318,734
New Media Investment Group, Inc.	54,682	839,916
News Corp.:
Class A	686,011	7,930,287
Class B (b)	85,886	1,026,338
Nexstar Broadcasting Group, Inc. Class A (b)	42,990	2,564,354
Omnicom Group, Inc. (b)	355,095	30,871,959
Radio One, Inc. Class D (non-vtg.) (a)(b)	32,336	93,774
Reading International, Inc. Class A (a)	17,900	281,209
Regal Entertainment Group Class A	155,625	3,565,369
RLJ Entertainment, Inc. (a)	5,726	9,219
Saga Communications, Inc. Class A	3,882	185,560
Salem Communications Corp. Class A	10,842	61,799
Scholastic Corp.	44,904	1,979,817
Scripps Networks Interactive, Inc. Class A	142,915	9,898,293
Sinclair Broadcast Group, Inc. Class A	97,962	3,188,663
Sirius XM Holdings, Inc. (b)	2,638,094	12,056,090
Spanish Broadcasting System, Inc. Class A (a)	698	2,827
Starz Series A (a)(b)	128,013	4,334,520
Tegna, Inc.	350,960	7,872,033
The Madison Square Garden Co. (a)	30,403	5,279,177
The McClatchy Co. Class A (a)	6,072	85,980
The New York Times Co. Class A	193,567	2,516,371
The Walt Disney Co.	2,273,250	225,324,540
Time Warner, Inc.	1,195,505	109,771,269
Time, Inc.	174,762	2,831,144
Townsquare Media, Inc. (a)	1,285	11,218
Tribune Media Co. Class A	123,479	4,434,131
Tribune Publishing Co.	51,781	674,189
Twenty-First Century Fox, Inc.:
Class A	1,663,319	46,755,897
Class B	726,549	20,386,965
Viacom, Inc. Class B (non-vtg.)	543,370	20,365,508
World Wrestling Entertainment, Inc. Class A (b)	44,310	832,142
		1,091,981,258
Multiline Retail - 0.5%
Big Lots, Inc. (b)	72,215	3,654,801
Dillard's, Inc. Class A	40,152	2,871,270
Dollar General Corp.	396,259	30,638,746
Dollar Tree, Inc. (a)	364,604	32,143,489
Fred's, Inc. Class A	52,965	529,120
Gordmans Stores, Inc. (a)(b)	10,233	7,368
JC Penney Corp., Inc. (a)(b)	463,329	4,387,726
Kohl's Corp.	277,907	14,959,734
Macy's, Inc.	475,939	20,084,626
Nordstrom, Inc. (b)	185,779	10,388,762
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	71,864	2,159,513
Sears Holdings Corp. (a)(b)	72,471	933,426
Target Corp.	881,539	68,090,072
The Bon-Ton Stores, Inc. (b)	19,775	31,245
Tuesday Morning Corp. (a)	61,992	288,263
		191,168,161
Specialty Retail - 2.4%
Aarons, Inc. Class A	98,760	2,875,891
Abercrombie & Fitch Co. Class A	93,188	1,339,112
Advance Auto Parts, Inc.	113,061	19,188,713
America's Car Mart, Inc. (a)(b)	10,422	474,722
American Eagle Outfitters, Inc. (b)	259,564	4,298,380
Armstrong Flooring, Inc. (a)	37,094	694,771
Asbury Automotive Group, Inc. (a)	40,476	2,377,965
Ascena Retail Group, Inc. (a)(b)	266,405	1,609,086
AutoNation, Inc. (a)(b)	105,216	4,698,947
AutoZone, Inc. (a)(b)	45,403	35,558,722
Barnes & Noble Education, Inc. (a)	60,796	691,251
Barnes & Noble, Inc.	82,041	1,033,717
bebe stores, Inc. (a)(b)	66,951	36,823
Bed Bath & Beyond, Inc.	241,299	10,812,608
Best Buy Co., Inc.	424,636	19,405,865
Big 5 Sporting Goods Corp.	23,104	447,062
Boot Barn Holdings, Inc. (a)(b)	24,133	380,819
Build-A-Bear Workshop, Inc. (a)	15,205	218,192
Burlington Stores, Inc. (a)	108,131	9,506,878
Cabela's, Inc. Class A (a)	78,826	4,906,130
Caleres, Inc.	68,568	2,244,916
CarMax, Inc. (a)(b)	297,859	17,213,272
Chico's FAS, Inc.	193,672	2,965,118
Christopher & Banks Corp. (a)	57,707	99,256
Citi Trends, Inc.	19,731	342,530
Conn's, Inc. (a)(b)	39,904	448,920
CST Brands, Inc.	114,417	5,495,449
Destination Maternity Corp. (b)	22,235	148,975
Destination XL Group, Inc. (a)(b)	51,406	210,765
Dick's Sporting Goods, Inc.	134,800	7,962,636
DSW, Inc. Class A	113,823	2,704,434
Express, Inc. (a)	127,643	1,705,310
Finish Line, Inc. Class A	63,867	1,433,175
Five Below, Inc. (a)(b)	81,557	3,210,084
Foot Locker, Inc.	204,638	14,666,405
Francesca's Holdings Corp. (a)(b)	57,702	922,078
GameStop Corp. Class A (b)	155,698	3,844,184
Gap, Inc. (b)	347,127	8,667,761
Genesco, Inc. (a)(b)	32,141	2,031,311
GNC Holdings, Inc.	120,441	1,740,372
Group 1 Automotive, Inc.	30,918	2,244,338
Guess?, Inc. (b)	102,345	1,567,925
Haverty Furniture Companies, Inc.	30,217	652,687
hhgregg, Inc. (a)(b)	15,184	23,232
Hibbett Sports, Inc. (a)(b)	34,547	1,390,517
Home Depot, Inc.	1,897,938	245,593,177
Kirkland's, Inc. (a)	21,240	312,016
L Brands, Inc.	370,796	26,037,295
Lithia Motors, Inc. Class A (sub. vtg.) (b)	38,999	3,584,008
Lowe's Companies, Inc.	1,343,597	94,790,768
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	611,149
MarineMax, Inc. (a)	36,815	692,122
Michaels Companies, Inc. (a)	170,591	4,159,009
Monro Muffler Brake, Inc. (b)	48,486	2,899,463
Murphy U.S.A., Inc. (a)	55,943	3,814,753
New York & Co., Inc. (a)	34,393	69,818
O'Reilly Automotive, Inc. (a)(b)	146,303	40,160,174
Office Depot, Inc.	822,922	4,007,630
Party City Holdco, Inc. (a)(b)	50,325	807,716
Penske Automotive Group, Inc. (b)	59,093	2,949,332
Perfumania Holdings, Inc. (a)	876	1,489
Pier 1 Imports, Inc. (b)	118,802	664,103
Rent-A-Center, Inc. (b)	93,716	1,082,420
Restoration Hardware Holdings, Inc. (a)(b)	55,397	1,997,062
Ross Stores, Inc.	605,880	40,951,429
Sally Beauty Holdings, Inc. (a)(b)	228,422	5,982,372
Sears Hometown & Outlet Stores, Inc. (a)	10,000	60,000
Select Comfort Corp. (a)(b)	68,724	1,554,537
Shoe Carnival, Inc.	21,330	556,926
Signet Jewelers Ltd. (b)	117,986	10,770,942
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	854,375
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	437,454
Stage Stores, Inc. (b)	38,699	168,341
Staples, Inc.	1,008,899	9,756,053
Stein Mart, Inc.	40,412	201,252
Tailored Brands, Inc.	69,976	1,312,750
The Buckle, Inc. (b)	40,527	1,025,333
The Cato Corp. Class A (sub. vtg.)	36,544	1,081,702
The Children's Place Retail Stores, Inc. (b)	27,695	2,876,126
The Container Store Group, Inc. (a)(b)	22,029	126,667
Tiffany & Co., Inc. (b)	166,045	13,695,392
Tile Shop Holdings, Inc. (a)(b)	56,926	1,141,366
Tilly's, Inc. (a)	14,113	139,295
TJX Companies, Inc.	1,008,745	79,025,083
Tractor Supply Co.	206,299	15,486,866
Trans World Entertainment Corp. (a)	2,977	10,866
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	90,358	23,447,901
Urban Outfitters, Inc. (a)(b)	132,381	4,183,240
Vitamin Shoppe, Inc. (a)(b)	45,231	1,123,990
West Marine, Inc. (a)	16,394	157,710
Williams-Sonoma, Inc. (b)	125,525	6,876,260
Winmark Corp.	1,991	228,467
Zumiez, Inc. (a)(b)	31,066	770,437
		862,727,940
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	76,972	7,026,774
Cherokee, Inc. (a)	20,319	212,334
Coach, Inc.	414,139	15,070,518
Columbia Sportswear Co.	42,368	2,409,468
Crocs, Inc. (a)	126,644	886,508
Culp, Inc.	12,256	413,640
Deckers Outdoor Corp. (a)(b)	51,521	3,064,469
Delta Apparel, Inc. (a)	4,312	88,008
Differential Brands Group, Inc. (a)	1,083	3,249
Fossil Group, Inc. (a)(b)	57,633	1,926,095
G-III Apparel Group Ltd. (a)(b)	62,089	1,686,337
Hanesbrands, Inc.	584,645	13,581,303
Iconix Brand Group, Inc. (a)	101,691	912,168
Kate Spade & Co. (a)	188,843	2,804,319
Lakeland Industries, Inc. (a)	6,813	77,328
lululemon athletica, Inc. (a)(b)	166,604	9,494,762
Michael Kors Holdings Ltd. (a)(b)	267,639	12,442,537
Movado Group, Inc.	39,217	1,107,880
NIKE, Inc. Class B	2,079,324	104,111,753
Oxford Industries, Inc.	25,955	1,885,890
Perry Ellis International, Inc. (a)	15,961	407,325
PVH Corp.	121,699	12,892,792
Ralph Lauren Corp. (b)	84,234	8,811,719
Rocky Brands, Inc.	8,326	88,672
Sequential Brands Group, Inc. (a)	63,961	327,480
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	204,688	4,662,793
Steven Madden Ltd. (a)	86,611	3,208,938
Superior Uniform Group, Inc.	11,974	229,781
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	289,155	8,905,974
Class C (non-vtg.)	275,221	7,095,197
Unifi, Inc. (a)	22,047	686,103
Vera Bradley, Inc. (a)	29,957	431,980
VF Corp.	512,387	27,930,215
Vince Holding Corp. (a)(b)	26,763	113,743
Wolverine World Wide, Inc.	157,560	3,549,827
		258,547,879

TOTAL CONSUMER DISCRETIONARY		4,556,284,248

CONSUMER STAPLES - 8.2%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,560,322
Brown-Forman Corp.:
Class A	40,000	1,889,600
Class B (non-vtg.)	343,578	15,581,262
Castle Brands, Inc. (a)	38,689	28,700
Coca-Cola Bottling Co. Consolidated	6,914	1,118,547
Constellation Brands, Inc. Class A (sub. vtg.)	271,393	41,018,338
Craft Brew Alliance, Inc. (a)	14,306	217,451
Dr. Pepper Snapple Group, Inc.	284,105	24,643,268
MGP Ingredients, Inc. (b)	19,078	902,389
Molson Coors Brewing Co. Class B	287,115	28,145,883
Monster Beverage Corp. (a)	638,394	28,568,132
National Beverage Corp. (b)	22,740	1,148,143
PepsiCo, Inc.	2,203,732	220,593,573
Primo Water Corp. (a)	33,980	436,983
REED'S, Inc. (a)(b)	1,830	7,320
The Coca-Cola Co.	5,954,162	240,250,437
		607,110,348
Food & Staples Retailing - 1.8%
AdvancePierre Foods Holdings, Inc.	44,533	1,205,508
Andersons, Inc.	40,155	1,580,099
Casey's General Stores, Inc.	58,579	7,055,841
Chefs' Warehouse Holdings (a)(b)	22,894	296,477
Costco Wholesale Corp.	673,178	101,050,750
CVS Health Corp.	1,644,433	126,440,453
Ingles Markets, Inc. Class A	19,385	889,772
Kroger Co.	1,469,482	47,464,269
Manitowoc Foodservice, Inc. (a)	202,413	3,590,807
Natural Grocers by Vitamin Cottage, Inc. (a)	12,082	128,069
Performance Food Group Co. (a)	62,824	1,325,586
PriceSmart, Inc.	36,020	3,288,626
Rite Aid Corp. (a)	1,597,430	12,715,543
Smart & Final Stores, Inc. (a)(b)	46,551	628,439
SpartanNash Co.	61,272	2,218,659
Sprouts Farmers Market LLC (a)(b)	217,629	4,354,756
SUPERVALU, Inc. (a)	422,858	1,962,061
Sysco Corp.	784,567	41,778,193
United Natural Foods, Inc. (a)	75,425	3,541,204
Village Super Market, Inc. Class A	8,594	296,751
Wal-Mart Stores, Inc.	2,330,127	164,110,845
Walgreens Boots Alliance, Inc.	1,322,152	112,025,939
Weis Markets, Inc.	21,073	1,173,766
Whole Foods Market, Inc. (b)	483,264	14,686,393
		653,808,806
Food Products - 1.6%
Alico, Inc.	4,002	109,255
Amplify Snack Brands, Inc. (a)(b)	47,704	453,188
Archer Daniels Midland Co.	895,745	38,723,056
B&G Foods, Inc. Class A (b)	100,996	4,322,629
Blue Buffalo Pet Products, Inc. (a)	142,805	3,345,921
Bunge Ltd.	214,019	14,613,217
Cal-Maine Foods, Inc. (b)	44,003	1,790,922
Calavo Growers, Inc. (b)	26,199	1,413,436
Campbell Soup Co.	301,931	17,176,855
Coffee Holding Co., Inc. (a)	3,401	16,835
ConAgra Foods, Inc.	652,603	23,944,004
Darling International, Inc. (a)	262,702	3,549,104
Dean Foods Co.	129,419	2,570,261
Farmer Brothers Co. (a)(b)	27,261	950,046
Flowers Foods, Inc.	273,354	4,242,454
Fresh Del Monte Produce, Inc.	55,694	3,453,585
Freshpet, Inc. (a)(b)	24,280	224,590
General Mills, Inc.	906,275	55,228,399
Hormel Foods Corp.	414,008	14,175,634
Ingredion, Inc.	110,379	12,956,287
Inventure Foods, Inc. (a)	20,016	180,945
J&J Snack Foods Corp.	22,542	2,737,275
John B. Sanfilippo & Son, Inc.	17,222	1,097,041
Kellogg Co.	383,858	27,637,776
Lamb Weston Holdings, Inc. (a)	217,534	7,283,038
Lancaster Colony Corp.	32,520	4,406,785
Landec Corp. (a)	35,757	511,325
Lifeway Foods, Inc. (a)	1,962	22,818
Limoneira Co. (b)	13,723	246,191
McCormick & Co., Inc. (non-vtg.)	174,375	15,903,000
Mead Johnson Nutrition Co. Class A	284,670	20,521,860
Mondelez International, Inc.	2,397,031	98,853,558
Omega Protein Corp. (a)	32,056	767,741
Pilgrim's Pride Corp. (b)	94,260	1,659,919
Pinnacle Foods, Inc.	173,229	8,585,229
Post Holdings, Inc. (a)(b)	109,227	8,337,297
Sanderson Farms, Inc. (b)	29,751	2,399,418
Seaboard Corp. (a)	422	1,727,246
Seneca Foods Corp. Class A (a)	9,032	339,603
Snyders-Lance, Inc.	136,611	5,090,126
The Hain Celestial Group, Inc. (a)	156,670	6,139,897
The Hershey Co.	214,376	20,717,297
The J.M. Smucker Co.	179,861	22,653,493
The Kraft Heinz Co.	911,514	74,425,118
Tootsie Roll Industries, Inc. (b)	45,637	1,722,797
TreeHouse Foods, Inc. (a)(b)	87,215	6,045,744
Tyson Foods, Inc. Class A	457,743	26,004,380
WhiteWave Foods Co. (a)	267,764	14,751,119
		584,027,714
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	1,945,405
Church & Dwight Co., Inc.	397,220	17,394,264
Clorox Co.	200,171	23,131,761
Colgate-Palmolive Co.	1,372,083	89,500,974
Energizer Holdings, Inc.	101,117	4,537,120
HRG Group, Inc. (a)	196,180	3,052,561
Kimberly-Clark Corp.	552,058	63,823,425
Oil-Dri Corp. of America	2,105	83,590
Orchids Paper Products Co.	12,438	309,831
Procter & Gamble Co.	4,100,116	338,095,565
Spectrum Brands Holdings, Inc.	41,932	5,027,227
WD-40 Co. (b)	22,073	2,381,677
		549,283,400
Personal Products - 0.2%
Avon Products, Inc.	657,622	3,531,430
Coty, Inc. Class A (b)	730,910	13,675,326
Cyanotech Corp. (a)	2,300	8,855
DS Healthcare Group, Inc. (a)	14,476	9,554
Edgewell Personal Care Co. (a)	87,497	6,924,513
Estee Lauder Companies, Inc. Class A	332,320	25,821,264
Herbalife Ltd. (a)(b)	104,394	5,118,438
Inter Parfums, Inc.	25,837	890,085
LifeVantage Corp. (a)	19,206	155,377
Mannatech, Inc.	599	9,794
MediFast, Inc.	40,989	1,601,850
Natural Health Trends Corp. (b)	11,452	289,621
Nature's Sunshine Products, Inc.	6,985	105,474
Nu Skin Enterprises, Inc. Class A	81,268	4,240,564
Nutraceutical International Corp.	24,247	781,966
Revlon, Inc. (a)	25,388	704,517
Synutra International, Inc. (a)	26,200	134,930
The Female Health Co. (a)(b)	11,731	13,139
USANA Health Sciences, Inc. (a)(b)	20,348	1,240,211
		65,256,908
Tobacco - 1.3%
22nd Century Group, Inc. (a)(b)	53,860	52,783
Alliance One International, Inc. (a)	8,945	132,386
Altria Group, Inc.	3,005,987	192,172,749
Philip Morris International, Inc.	2,384,308	210,486,710
Reynolds American, Inc.	1,276,545	69,061,085
Universal Corp.	35,243	1,940,127
Vector Group Ltd. (b)	157,078	3,353,615
		477,199,455

TOTAL CONSUMER STAPLES		2,936,686,631

ENERGY - 6.9%
Energy Equipment & Services - 1.2%
Archrock, Inc.	117,660	1,582,527
Aspen Aerogels, Inc. (a)	9,858	37,953
Atwood Oceanics, Inc. (b)	93,161	881,303
Baker Hughes, Inc.	656,921	42,259,728
Bristow Group, Inc.	47,191	736,652
Carbo Ceramics, Inc. (b)	26,245	215,996
Core Laboratories NV (b)	75,489	8,436,651
Dawson Geophysical Co. (a)	19,081	149,786
Diamond Offshore Drilling, Inc. (b)	99,661	1,799,878
Dril-Quip, Inc. (a)	54,128	3,060,938
ENGlobal Corp. (a)	5,637	7,554
Ensco PLC Class A	494,916	4,780,889
Era Group, Inc. (a)	30,759	360,188
Exterran Corp. (a)	59,232	1,190,563
Fairmount Santrol Holidings, Inc. (a)	201,217	1,937,720
FMC Technologies, Inc. (a)	343,960	11,784,070
Forum Energy Technologies, Inc. (a)(b)	101,611	2,210,039
Frank's International NV (b)	90,617	1,140,868
Geospace Technologies Corp. (a)(b)	25,924	548,811
Gulf Island Fabrication, Inc.	17,861	211,653
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	38,525
Halliburton Co.	1,314,210	69,771,409
Helix Energy Solutions Group, Inc. (a)	183,613	1,918,756
Helmerich & Payne, Inc. (b)	160,774	12,162,553
Hornbeck Offshore Services, Inc. (a)(b)	41,835	213,777
Independence Contract Drilling, Inc. (a)	45,769	258,137
ION Geophysical Corp. (a)	10,360	76,664
Matrix Service Co. (a)	47,813	996,901
McDermott International, Inc. (a)(b)	477,827	3,287,450
Mitcham Industries, Inc. (a)	23,287	88,956
Nabors Industries Ltd.	435,341	7,008,990
National Oilwell Varco, Inc.	585,713	21,882,238
Natural Gas Services Group, Inc. (a)	21,602	614,577
Newpark Resources, Inc. (a)	122,453	900,030
Noble Corp. (b)	421,660	2,622,725
Oceaneering International, Inc.	146,128	3,894,311
Oil States International, Inc. (a)	74,010	2,653,259
Parker Drilling Co. (a)	180,331	387,712
Patterson-UTI Energy, Inc.	212,278	5,661,454
PHI, Inc. (non-vtg.) (a)	18,377	277,860
Pioneer Energy Services Corp. (a)	82,168	410,840
Profire Energy, Inc. (a)	14,213	18,903
RigNet, Inc. (a)	15,376	265,236
Rowan Companies PLC (b)	188,027	3,350,641
RPC, Inc. (b)	95,956	1,926,796
Schlumberger Ltd.	2,133,496	179,320,339
SEACOR Holdings, Inc. (a)(b)	30,397	1,884,310
Superior Energy Services, Inc. (b)	221,684	3,821,832
Synthesis Energy Systems, Inc. (a)(b)	138,081	131,177
Tesco Corp.	127,576	988,714
TETRA Technologies, Inc. (a)	147,760	802,337
Tidewater, Inc. (b)	65,412	149,793
Transocean Ltd. (United States) (a)(b)	596,289	7,692,128
U.S. Silica Holdings, Inc.	110,053	5,569,782
Unit Corp. (a)	76,035	1,847,651
Weatherford International Ltd. (a)(b)	1,512,967	7,731,261
Willbros Group, Inc. (a)	69,552	180,140
		434,141,931
Oil, Gas & Consumable Fuels - 5.7%
Abraxas Petroleum Corp. (a)	126,005	264,611
Adams Resources & Energy, Inc.	2,090	82,639
Aemetis, Inc. (a)	10,055	17,194
Alon U.S.A. Energy, Inc.	48,399	452,047
Amyris, Inc. (a)(b)	58,883	51,958
Anadarko Petroleum Corp.	837,479	57,911,673
Antero Resources Corp. (a)	220,685	5,404,576
Apache Corp. (b)	584,217	38,529,111
Approach Resources, Inc. (a)(b)	60,041	210,744
Ardmore Shipping Corp. (b)	32,573	221,496
Barnwell Industries, Inc. (a)	2,847	4,925
Bill Barrett Corp. (a)(b)	78,342	612,634
Bonanza Creek Energy, Inc. (a)(b)	47,310	47,310
Cabot Oil & Gas Corp.	712,619	15,763,132
California Resources Corp. (a)	56,977	991,400
Callon Petroleum Co. (a)	238,230	4,202,377
Carrizo Oil & Gas, Inc. (a)(b)	113,078	4,787,723
Cheniere Energy, Inc. (a)	358,418	14,644,959
Chesapeake Energy Corp. (a)(b)	1,138,180	7,967,260
Chevron Corp.	2,901,035	323,639,465
Cimarex Energy Co.	143,601	19,799,706
Clayton Williams Energy, Inc. (a)(b)	11,008	1,240,602
Clean Energy Fuels Corp. (a)(b)	142,581	518,995
Cloud Peak Energy, Inc. (a)(b)	86,697	497,641
Cobalt International Energy, Inc. (a)(b)	514,040	693,954
Comstock Resources, Inc. (a)	10,040	94,978
Concho Resources, Inc. (a)(b)	221,760	31,716,115
ConocoPhillips Co.	1,905,156	92,438,169
CONSOL Energy, Inc.	272,920	5,616,694
Contango Oil & Gas Co. (a)	82,004	811,020
Continental Resources, Inc. (a)(b)	130,147	7,549,827
CVR Energy, Inc. (b)	23,933	400,399
Delek U.S. Holdings, Inc.	94,831	1,907,051
Denbury Resources, Inc. (a)(b)	635,481	2,402,118
Devon Energy Corp.	803,388	38,827,742
Diamondback Energy, Inc. (a)	118,537	12,784,215
Earthstone Energy, Inc. (a)(b)	10,660	154,996
Eclipse Resources Corp. (a)(b)	144,154	425,254
Energen Corp.	145,585	9,036,461
EOG Resources, Inc.	847,027	86,837,208
EP Energy Corp. (a)(b)	55,228	293,261
EQT Corp.	267,390	18,738,691
Evolution Petroleum Corp.	29,931	252,917
EXCO Resources, Inc. (a)(b)	234,793	241,837
Exxon Mobil Corp.	6,376,505	556,668,887
Gastar Exploration, Inc. (a)(b)	200,271	254,344
Gener8 Maritime, Inc. (a)(b)	186,799	758,404
Gevo, Inc. (a)(b)	156,088	50,729
Green Plains, Inc.	56,901	1,542,017
Gulfport Energy Corp. (a)	202,762	5,208,956
Halcon Resources Corp. (a)	3,776	35,910
Hallador Energy Co.	19,418	178,451
Harvest Natural Resources, Inc. (a)	12,912	71,403
Hess Corp.	416,075	23,283,557
HollyFrontier Corp. (b)	269,917	7,765,512
Houston American Energy Corp. (a)	36,485	6,283
Isramco, Inc. (a)(b)	123	14,483
Jones Energy, Inc. (a)(b)	84,184	387,246
Kinder Morgan, Inc.	2,950,167	65,493,707
Kosmos Energy Ltd. (a)(b)	286,209	1,516,908
Laredo Petroleum, Inc. (a)	206,477	3,301,567
Lucas Energy, Inc. (a)(b)	376	575
Magellan Petroleum Corp. (a)(b)	4,486	26,467
Marathon Oil Corp.	1,321,294	23,862,570
Marathon Petroleum Corp.	811,308	38,147,702
Matador Resources Co. (a)(b)	128,015	3,410,320
Murphy Oil Corp. (b)	253,055	8,581,095
Newfield Exploration Co. (a)	295,350	13,355,727
Noble Energy, Inc.	662,493	25,280,733
Northern Oil & Gas, Inc. (a)(b)	93,777	210,998
Oasis Petroleum, Inc. (a)	350,904	5,253,033
Occidental Petroleum Corp.	1,174,411	83,805,969
ONEOK, Inc.	318,648	17,503,335
Overseas Shipholding Group, Inc.	80,103	619,196
Pacific Ethanol, Inc. (a)	51,285	441,051
Panhandle Royalty Co. Class A	32,305	791,473
Par Pacific Holdings, Inc. (a)(b)	53,028	784,814
Parsley Energy, Inc. Class A (a)	216,550	8,261,383
PBF Energy, Inc. Class A (b)	150,971	3,621,794
PDC Energy, Inc. (a)	85,262	6,347,756
Petroquest Energy, Inc. (a)	17,737	74,318
Phillips 66 Co.	684,616	56,877,897
Pioneer Natural Resources Co. (b)	260,288	49,725,420
QEP Resources, Inc.	362,494	7,126,632
Range Resources Corp.	311,577	10,961,279
Renewable Energy Group, Inc. (a)(b)	48,243	470,369
Resolute Energy Corp. (a)	22,096	741,100
Rex American Resources Corp. (a)(b)	8,227	803,613
Rex Energy Corp. (a)(b)	63,386	28,727
Rice Energy, Inc. (a)	236,826	5,766,713
Ring Energy, Inc. (a)	56,390	721,792
RSP Permian, Inc. (a)	136,291	6,085,393
Sanchez Energy Corp. (a)(b)	93,925	789,909
SemGroup Corp. Class A	87,119	3,140,640
SM Energy Co. (b)	131,874	5,256,498
Southwestern Energy Co. (a)	761,328	8,641,073
Spectra Energy Corp.	1,075,773	44,052,904
Stone Energy Corp. (a)	8,133	40,014
Synergy Resources Corp. (a)(b)	317,379	3,011,927
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	278,890	14,862,048
Teekay Corp. (b)	68,637	541,546
Tengasco, Inc. (a)	1,261	870
Tesoro Corp.	182,796	14,870,455
The Williams Companies, Inc.	1,049,634	32,223,764
TransAtlantic Petroleum Ltd. (a)	18,382	18,750
Triangle Petroleum Corp. (a)(b)	83,126	24,373
U.S. Energy Corp. (a)	2,263	3,462
Uranium Energy Corp. (a)(b)	101,154	88,874
Uranium Resources, Inc. (a)	2,190	3,460
VAALCO Energy, Inc. (a)	68,248	52,619
Valero Energy Corp.	709,245	43,661,122
Vertex Energy, Inc. (a)	17,824	18,893
W&T Offshore, Inc. (a)(b)	37,319	63,069
Western Refining, Inc. (b)	121,146	4,345,507
Westmoreland Coal Co. (a)	23,319	403,885
Whiting Petroleum Corp. (a)(b)	411,585	5,029,569
World Fuel Services Corp.	106,709	4,744,282
WPX Energy, Inc. (a)	514,729	7,998,889
Zion Oil & Gas, Inc. (a)	27,782	37,228
		2,049,240,323

TOTAL ENERGY		2,483,382,254

FINANCIALS - 15.1%
Banks - 6.6%
1st Source Corp.	33,223	1,307,657
Access National Corp. (b)	1,270	34,760
ACNB Corp.	3,789	117,838
Allegiance Bancshares, Inc. (a)	20,938	640,703
American National Bankshares, Inc.	2,748	85,600
Ameris Bancorp	53,161	2,384,271
Ames National Corp.	2,652	79,693
Arrow Financial Corp.	16,949	641,520
Associated Banc-Corp.	228,253	5,215,581
Atlantic Capital Bancshares, Inc. (a)	10,644	171,368
Banc of California, Inc. (b)	80,001	1,208,015
BancFirst Corp.	17,711	1,451,416
Bancorp, Inc., Delaware (a)	84,963	587,944
BancorpSouth, Inc.	133,469	3,810,540
Bank of America Corp.	15,693,480	331,446,298
Bank of Hawaii Corp.	74,301	6,194,474
Bank of Marin Bancorp	5,058	320,930
Bank of the Ozarks, Inc. (b)	135,219	6,560,826
BankUnited, Inc.	158,862	5,628,481
Banner Corp.	37,219	1,940,226
Bar Harbor Bankshares	4,029	177,558
BB&T Corp.	1,246,683	56,412,406
BCB Bancorp, Inc.	2,814	34,049
Berkshire Hills Bancorp, Inc.	55,545	1,885,753
Blue Hills Bancorp, Inc.	49,471	860,795
BNC Bancorp	71,010	2,144,502
BOK Financial Corp. (b)	49,801	4,000,016
Boston Private Financial Holdings, Inc.	128,855	1,932,825
Bridge Bancorp, Inc.	21,110	710,352
Brookline Bancorp, Inc., Delaware	100,105	1,491,565
Bryn Mawr Bank Corp.	27,092	996,986
C & F Financial Corp.	1,992	89,839
Camden National Corp.	22,138	862,275
Capital Bank Financial Corp. Series A	43,923	1,572,443
Capital City Bank Group, Inc.	7,146	134,702
Cardinal Financial Corp.	51,939	1,661,529
Carolina Financial Corp.	11,511	305,387
Cascade Bancorp (a)	23,889	173,912
Cathay General Bancorp	106,141	3,725,549
Centerstate Banks of Florida, Inc.	74,327	1,666,411
Central Pacific Financial Corp.	46,756	1,381,640
Central Valley Community Bancorp	3,159	52,187
Century Bancorp, Inc. Class A (non-vtg.)	686	37,284
Chemical Financial Corp.	136,401	7,076,484
CIT Group, Inc.	324,789	13,267,631
Citigroup, Inc.	4,471,014	252,120,479
Citizens & Northern Corp.	8,777	209,331
Citizens Financial Group, Inc.	779,676	26,126,943
City Holding Co.	22,173	1,363,196
CNB Financial Corp., Pennsylvania	7,083	164,751
CoBiz, Inc.	48,540	734,410
Columbia Banking Systems, Inc.	85,736	3,414,008
Comerica, Inc.	262,770	16,751,588
Commerce Bancshares, Inc. (b)	144,354	7,912,043
Community Bank System, Inc.	88,502	5,018,063
Community Trust Bancorp, Inc.	26,677	1,127,103
ConnectOne Bancorp, Inc.	44,434	1,044,199
CU Bancorp (a)	12,826	357,845
Cullen/Frost Bankers, Inc.	79,042	6,505,947
Customers Bancorp, Inc. (a)	37,395	1,140,548
CVB Financial Corp. (b)	147,873	3,071,322
Eagle Bancorp, Inc. (a)	47,619	2,797,616
East West Bancorp, Inc.	226,282	10,834,382
Eastern Virginia Bankshares, Inc.	969	8,876
Enterprise Bancorp, Inc.	15,551	490,634
Enterprise Financial Services Corp.	30,725	1,179,840
Farmers Capital Bank Corp.	6,822	244,910
Farmers National Banc Corp.	66,489	787,895
FCB Financial Holdings, Inc. Class A (a)	62,415	2,761,864
Fidelity Southern Corp.	23,895	532,859
Fifth Third Bancorp	1,165,200	30,318,504
Financial Institutions, Inc.	17,365	532,237
First Bancorp, North Carolina	21,530	538,250
First Bancorp, Puerto Rico (a)	202,591	1,199,339
First Busey Corp.	48,482	1,328,892
First Business Finance Services, Inc.	3,936	86,395
First Citizen Bancshares, Inc.	15,636	5,572,201
First Commonwealth Financial Corp.	139,377	1,758,938
First Community Bancshares, Inc.	12,848	362,314
First Connecticut Bancorp, Inc.	11,897	257,570
First Financial Bancorp, Ohio	94,231	2,525,391
First Financial Bankshares, Inc.	106,325	4,577,291
First Financial Corp., Indiana	17,277	791,287
First Financial Northwest, Inc.	2,197	37,261
First Foundation, Inc. (a)	16,220	454,484
First Hawaiian, Inc.	33,069	991,739
First Horizon National Corp.	346,669	6,614,445
First Internet Bancorp	2,571	74,688
First Interstate Bancsystem, Inc.	24,776	935,294
First Merchants Corp.	71,357	2,449,686
First Mid-Illinois Bancshares, Inc.	15,730	478,979
First Midwest Bancorp, Inc., Delaware	122,035	2,963,010
First NBC Bank Holding Co. (a)(b)	23,508	165,731
First Northwest Bancorp (a)	5,375	79,228
First of Long Island Corp.	27,570	705,792
First Republic Bank	224,570	18,392,283
First United Corp. (a)	3,018	39,083
Flushing Financial Corp.	47,044	1,231,612
FNB Corp., Pennsylvania	352,576	5,387,361
Franklin Financial Network, Inc. (a)	20,997	792,637
Fulton Financial Corp.	269,904	4,790,796
German American Bancorp, Inc.	18,768	890,354
Glacier Bancorp, Inc.	124,637	4,275,049
Great Southern Bancorp, Inc.	15,318	760,539
Great Western Bancorp, Inc.	87,025	3,481,000
Green Bancorp, Inc. (a)	8,255	103,188
Guaranty Bancorp	20,832	443,722
Hancock Holding Co.	109,529	4,550,930
Hanmi Financial Corp.	52,514	1,612,180
HarborOne Bancorp, Inc.	41,736	784,637
Heartland Financial U.S.A., Inc.	31,892	1,366,572
Heritage Commerce Corp.	19,687	243,922
Heritage Financial Corp., Washington	51,567	1,167,993
Heritage Oaks Bancorp	21,517	214,094
Hilltop Holdings, Inc.	119,649	3,360,940
Home Bancshares, Inc.	191,474	4,953,432
HomeTrust Bancshares, Inc. (a)	24,994	592,358
Hope Bancorp, Inc.	193,571	3,852,063
Horizon Bancorp Industries	24,829	565,605
Huntington Bancshares, Inc.	1,676,418	20,888,168
IBERIABANK Corp.	63,095	5,227,421
Independent Bank Corp.	21,519	406,709
Independent Bank Corp., Massachusetts	41,598	2,708,030
Independent Bank Group, Inc.	18,321	1,101,092
International Bancshares Corp.	86,896	3,382,427
Investors Bancorp, Inc.	599,072	8,111,435
JPMorgan Chase & Co.	5,558,866	445,654,287
KeyCorp	1,661,983	28,768,926
Lakeland Bancorp, Inc.	52,974	929,694
Lakeland Financial Corp.	43,110	1,819,242
LegacyTexas Financial Group, Inc.	64,665	2,538,748
Live Oak Bancshares, Inc. (b)	47,360	821,696
M&T Bank Corp.	243,091	34,990,519
Macatawa Bank Corp.	22,839	215,372
MainSource Financial Group, Inc.	34,621	1,058,364
MB Financial, Inc.	107,410	4,647,631
MBT Financial Corp.	19,637	187,533
Mercantile Bank Corp.	17,364	569,713
Merchants Bancshares, Inc.	10,090	498,446
Middleburg Financial Corp.	4,711	163,660
Midland States Bancorp, Inc.	6,212	202,263
Midsouth Bancorp, Inc.	7,208	85,054
MidWestOne Financial Group, Inc.	9,068	303,687
MutualFirst Financial, Inc.	20,181	600,385
National Bank Holdings Corp.	40,043	1,089,170
National Bankshares, Inc. (b)	5,803	209,488
National Commerce Corp. (a)	16,217	530,296
NBT Bancorp, Inc.	92,219	3,563,342
Nicolet Bankshares, Inc. (a)(b)	7,917	349,694
Northrim Bancorp, Inc.	6,518	183,156
OFG Bancorp	53,595	723,533
Old Line Bancshares, Inc.	8,031	175,799
Old National Bancorp, Indiana	180,731	3,081,464
Old Second Bancorp, Inc.	18,605	171,166
Opus Bank	31,202	789,411
Orrstown Financial Services, Inc.	5,669	126,135
Pacific Continental Corp.	20,766	412,205
Pacific Mercantile Bancorp (a)	10,321	62,442
Pacific Premier Bancorp, Inc. (a)	40,332	1,292,641
PacWest Bancorp	182,577	9,357,071
Park National Corp.	20,366	2,272,846
Park Sterling Corp.	62,354	606,704
Peapack-Gladstone Financial Corp.	20,893	559,306
Penns Woods Bancorp, Inc.	3,854	182,371
People's Utah Bancorp	31,031	716,816
Peoples Bancorp, Inc.	27,844	813,323
Peoples Financial Corp., Mississippi (a)	2,667	37,205
Peoples Financial Services Corp. (b)	12,111	534,337
Peoples United Financial, Inc. (b)	460,969	8,629,340
Pinnacle Financial Partners, Inc.	67,614	4,361,103
PNC Financial Services Group, Inc.	752,222	83,150,620
Popular, Inc.	171,035	6,952,573
Preferred Bank, Los Angeles	16,109	726,355
Premier Financial Bancorp, Inc.	4,507	82,884
PrivateBancorp, Inc.	128,395	6,006,318
Prosperity Bancshares, Inc.	109,880	7,266,364
QCR Holdings, Inc.	6,184	235,920
Regions Financial Corp.	1,913,158	25,904,159
Renasant Corp.	61,033	2,530,428
Republic Bancorp, Inc., Kentucky Class A	18,205	674,131
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	15,012
S&T Bancorp, Inc. (b)	72,150	2,553,389
Sandy Spring Bancorp, Inc.	36,755	1,337,882
Seacoast Banking Corp., Florida (a)	40,390	830,418
ServisFirst Bancshares, Inc. (b)	44,394	3,268,286
Shore Bancshares, Inc.	6,745	94,093
Sierra Bancorp	8,792	200,897
Signature Bank (a)	83,964	12,587,043
Simmons First National Corp. Class A	56,478	3,414,095
South State Corp.	41,590	3,533,071
Southern First Bancshares, Inc. (a)	3,669	112,638
Southern National Bancorp of Virginia, Inc.	3,574	53,110
Southside Bancshares, Inc.	32,772	1,260,739
Southwest Bancorp, Inc., Oklahoma	21,659	473,249
State Bank Financial Corp.	55,381	1,367,357
Sterling Bancorp	186,202	4,236,096
Stock Yards Bancorp, Inc.	30,796	1,268,795
Stonegate Bank	18,873	735,858
Suffolk Bancorp	17,277	719,760
Summit Financial Group, Inc. (b)	7,690	188,251
Sun Bancorp, Inc.	9,760	223,992
SunTrust Banks, Inc.	793,577	41,226,325
SVB Financial Group (a)	80,918	12,787,472
Synovus Financial Corp.	198,807	7,695,819
TCF Financial Corp.	303,183	5,260,225
Texas Capital Bancshares, Inc. (a)	74,662	5,431,661
The First Bancorp, Inc.	2,896	84,042
Tompkins Financial Corp.	22,580	1,948,654
TowneBank	102,762	3,314,075
Trico Bancshares	37,499	1,172,219
TriState Capital Holdings, Inc. (a)	31,167	635,807
Triumph Bancorp, Inc. (a)	15,765	338,159
Trustmark Corp.	94,171	3,174,504
U.S. Bancorp	2,488,873	123,497,878
UMB Financial Corp.	69,076	5,251,158
Umpqua Holdings Corp.	368,620	6,550,377
Union Bankshares Corp.	76,873	2,598,307
Union Bankshares, Inc. (b)	1,824	80,074
United Bankshares, Inc., West Virginia	110,492	5,099,206
United Community Bank, Inc.	91,017	2,473,842
Univest Corp. of Pennsylvania	38,712	1,105,228
Valley National Bancorp	416,825	4,726,796
Veritex Holdings, Inc. (a)	4,903	97,325
Washington Trust Bancorp, Inc.	22,987	1,171,188
WashingtonFirst Bankshares, Inc.	4,823	131,957
Webster Financial Corp.	175,987	8,730,715
Wells Fargo & Co.	6,991,363	369,982,930
WesBanco, Inc.	73,993	2,950,101
West Bancorp., Inc.	59,222	1,317,690
Westamerica Bancorp. (b)	45,279	2,808,656
Westbury Bancorp, Inc. (a)	4,860	98,172
Western Alliance Bancorp. (a)	148,029	6,915,915
Wintrust Financial Corp.	85,979	5,660,857
Xenith Bankshares, Inc. (a)	89,921	224,803
Yadkin Financial Corp.	70,939	2,323,962
Zions Bancorporation (b)	308,583	12,278,518
		2,376,693,435
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)(b)	84,221	12,473,130
Ameriprise Financial, Inc.	249,771	28,526,346
Arlington Asset Investment Corp.	25,721	417,709
Artisan Partners Asset Management, Inc.	53,526	1,595,075
Ashford, Inc. (a)	1,254	55,427
Associated Capital Group, Inc.	6,083	205,910
Bank of New York Mellon Corp.	1,653,291	78,399,059
BGC Partners, Inc. Class A	329,503	3,219,244
BlackRock, Inc. Class A	187,402	69,486,788
Calamos Asset Management, Inc. Class A	22,184	151,739
CBOE Holdings, Inc.	128,219	8,834,289
Charles Schwab Corp.	1,856,587	71,775,653
CME Group, Inc.	520,656	58,787,269
Cohen & Steers, Inc.	29,933	1,065,615
Cowen Group, Inc. Class A (a)(b)	169,746	619,573
Diamond Hill Investment Group, Inc.	4,388	917,531
E*TRADE Financial Corp. (a)	424,456	14,647,977
Eaton Vance Corp. (non-vtg.)	172,774	6,986,981
Evercore Partners, Inc. Class A	60,285	4,063,209
FactSet Research Systems, Inc.	63,521	10,174,159
FBR & Co.	6,019	69,519
Federated Investors, Inc. Class B (non-vtg.)	132,184	3,633,738
Financial Engines, Inc. (b)	81,760	2,849,336
Franklin Resources, Inc.	551,204	21,640,269
FXCM, Inc. Class A (a)(b)	5,137	39,555
Gain Capital Holdings, Inc.	33,946	218,273
GAMCO Investors, Inc. Class A	6,083	186,322
Goldman Sachs Group, Inc.	578,226	126,799,180
Greenhill & Co., Inc.	46,751	1,295,003
Houlihan Lokey	18,859	537,293
Institutional Financial Markets, Inc.	6,881	7,982
Interactive Brokers Group, Inc.	98,170	3,604,802
IntercontinentalExchange, Inc.	920,103	50,973,706
INTL FCStone, Inc. (a)	23,975	985,612
Invesco Ltd.	621,893	19,471,470
Investment Technology Group, Inc.	55,680	1,037,875
Janus Capital Group, Inc.	234,715	3,168,653
KCG Holdings, Inc. Class A (a)	107,133	1,514,861
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	355,677
Lazard Ltd. Class A	197,923	7,689,309
Legg Mason, Inc.	154,159	4,917,672
LPL Financial	121,064	4,986,626
Manning & Napier, Inc. Class A	21,800	161,320
MarketAxess Holdings, Inc.	56,962	9,442,591
Moelis & Co. Class A	23,851	696,449
Moody's Corp.	259,221	26,051,711
Morgan Stanley	2,266,295	93,733,961
Morningstar, Inc.	31,944	2,329,037
MSCI, Inc.	147,156	11,595,893
Northern Trust Corp.	323,828	26,602,470
NorthStar Asset Management Group, Inc.	280,199	4,135,737
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	238,427
Piper Jaffray Companies (a)	20,940	1,527,573
PJT Partners, Inc. (b)	43,421	1,278,748
Pzena Investment Management, Inc.	4,972	49,173
Raymond James Financial, Inc.	189,387	13,624,501
S&P Global, Inc.	405,472	48,247,113
Safeguard Scientifics, Inc. (a)(b)	26,745	314,254
SEI Investments Co.	210,268	9,920,444
Silvercrest Asset Management Group Class A	6,008	80,507
State Street Corp.	566,572	44,645,874
Stifel Financial Corp. (a)	97,319	4,851,352
T. Rowe Price Group, Inc.	377,020	27,922,101
TD Ameritrade Holding Corp.	376,568	15,443,054
The NASDAQ OMX Group, Inc.	179,873	11,528,061
TheStreet.com, Inc.	3,696	3,289
U.S. Global Investments, Inc. Class A	7,637	10,997
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	77,143	1,068,431
Virtus Investment Partners, Inc. (b)	8,765	1,014,987
Waddell & Reed Financial, Inc. Class A (b)	123,074	2,403,635
Westwood Holdings Group, Inc.	10,927	648,845
WisdomTree Investments, Inc. (b)	170,101	1,881,317
		989,837,268
Consumer Finance - 0.8%
Ally Financial, Inc.	723,072	14,042,058
American Express Co.	1,196,484	86,194,707
Asta Funding, Inc. (a)	4,468	39,765
Atlanticus Holdings Corp. (a)	35,598	109,286
Capital One Financial Corp.	770,747	64,773,578
Consumer Portfolio Services, Inc. (a)	11,930	60,247
Credit Acceptance Corp. (a)(b)	19,841	3,806,297
Discover Financial Services	628,081	42,565,049
Emergent Capital, Inc. (a)	20,885	26,733
Encore Capital Group, Inc. (a)(b)	36,545	1,003,160
Enova International, Inc. (a)	32,960	383,984
EZCORP, Inc. (non-vtg.) Class A (a)	86,606	1,008,960
First Cash Financial Services, Inc.	73,070	3,353,913
Green Dot Corp. Class A (a)	74,413	1,794,097
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	5
LendingClub Corp. (a)(b)	486,868	2,755,673
Navient Corp.	519,922	8,958,256
Nelnet, Inc. Class A	31,753	1,601,939
Nicholas Financial, Inc. (a)	5,705	56,365
OneMain Holdings, Inc. (a)(b)	68,948	1,404,471
PRA Group, Inc. (a)	66,508	2,390,963
Regional Management Corp. (a)	12,187	300,531
Santander Consumer U.S.A. Holdings, Inc. (a)	164,266	2,263,585
SLM Corp. (a)	671,589	6,762,901
Synchrony Financial	1,224,191	42,308,041
World Acceptance Corp. (a)(b)	15,268	859,130
		288,823,694
Diversified Financial Services - 1.4%
At Home Group, Inc.	11,583	149,189
Bats Global Markets, Inc.	40,579	1,290,412
BBX Capital Corp. (a)	18,261	397,359
Berkshire Hathaway, Inc. Class B (a)	2,918,347	459,464,552
Cotiviti Holdings, Inc.	25,200	750,708
Donnelley Financial Solutions, Inc. (a)	44,422	847,128
Leucadia National Corp.	507,011	11,164,382
Marlin Business Services Corp.	13,319	271,042
NewStar Financial, Inc. (a)	27,065	229,782
On Deck Capital, Inc. (a)(b)	61,562	283,185
PICO Holdings, Inc. (a)	29,880	427,284
Senseonics Holdings, Inc.	5,000	14,300
Tiptree Financial, Inc.	33,155	213,850
Voya Financial, Inc.	326,839	12,704,232
		488,207,405
Insurance - 3.1%
AFLAC, Inc.	637,040	45,471,915
Alleghany Corp. (a)	24,147	13,714,289
Allied World Assurance Co. Holdings AG	140,733	6,587,712
Allstate Corp.	561,542	39,263,017
AMBAC Financial Group, Inc. (a)	65,156	1,596,322
American Equity Investment Life Holding Co.	135,906	2,817,331
American Financial Group, Inc.	109,461	9,000,978
American International Group, Inc.	1,555,196	98,490,563
American National Insurance Co.	20,619	2,484,590
Amerisafe, Inc.	28,834	1,832,401
AmTrust Financial Services, Inc. (b)	173,580	4,419,347
Aon PLC	405,028	46,213,695
Arch Capital Group Ltd. (a)	190,407	15,750,467
Argo Group International Holdings, Ltd.	46,444	2,946,872
Arthur J. Gallagher & Co.	263,293	13,256,803
Aspen Insurance Holdings Ltd.	93,846	4,781,454
Assurant, Inc.	95,115	8,212,229
Assured Guaranty Ltd.	208,257	7,447,270
Atlas Financial Holdings, Inc. (a)	9,356	158,116
Axis Capital Holdings Ltd.	139,939	8,537,678
Baldwin & Lyons, Inc. Class B	6,073	160,935
Brown & Brown, Inc.	172,812	7,491,400
Chubb Ltd.	715,868	91,631,104
Cincinnati Financial Corp.	230,437	17,683,735
Citizens, Inc. Class A (a)(b)	62,312	574,517
CNA Financial Corp.	85,746	3,281,499
CNO Financial Group, Inc.	273,436	4,894,504
Crawford & Co. Class B	31,537	416,604
Donegal Group, Inc. Class A	8,008	128,528
eHealth, Inc. (a)	26,343	267,645
EMC Insurance Group	8,724	240,870
Employers Holdings, Inc.	50,084	1,770,469
Endurance Specialty Holdings Ltd.	97,219	8,963,592
Enstar Group Ltd. (a)	18,704	3,678,142
Erie Indemnity Co. Class A	39,674	4,251,863
Everest Re Group Ltd.	64,327	13,544,050
FBL Financial Group, Inc. Class A	16,450	1,259,248
Federated National Holding Co.	19,431	337,905
Fidelity & Guaranty Life (b)	19,773	466,643
First Acceptance Corp. (a)	4,055	5,028
First American Financial Corp.	166,625	6,288,428
FNF Group	424,344	13,553,547
FNFV Group (a)(b)	119,032	1,523,610
Genworth Financial, Inc. Class A (a)	786,655	3,366,883
Global Indemnity Ltd. (a)	13,709	512,168
Greenlight Capital Re, Ltd. (a)	42,022	956,001
Hallmark Financial Services, Inc. (a)	10,337	110,296
Hanover Insurance Group, Inc.	63,275	5,478,982
Hartford Financial Services Group, Inc.	589,428	27,773,847
HCI Group, Inc.	13,167	425,821
Health Insurance Innovations, Inc. (a)(b)	4,900	66,150
Heritage Insurance Holdings, Inc.	60,181	868,412
Horace Mann Educators Corp.	55,232	2,217,565
Independence Holding Co.	16,014	317,878
Infinity Property & Casualty Corp.	16,040	1,383,450
Investors Title Co.	1,086	134,045
James River Group Holdings Ltd.	18,936	738,125
Kemper Corp.	72,301	2,960,726
Kinsale Capital Group, Inc.	6,852	195,351
Lincoln National Corp.	356,165	22,830,177
Loews Corp.	424,104	18,936,244
Maiden Holdings Ltd.	95,076	1,464,170
Markel Corp. (a)	21,732	19,522,725
Marsh & McLennan Companies, Inc.	789,536	54,722,740
MBIA, Inc. (a)	228,577	2,374,915
Mercury General Corp.	57,625	3,365,300
MetLife, Inc.	1,690,572	92,998,366
National General Holdings Corp.	96,033	2,169,385
National Western Life Group, Inc.	3,602	941,707
Navigators Group, Inc.	17,231	1,816,147
Old Republic International Corp.	409,862	7,324,234
OneBeacon Insurance Group Ltd.	32,052	491,998
Patriot National, Inc. (b)	7,857	48,635
Primerica, Inc. (b)	70,465	4,981,876
Principal Financial Group, Inc.	404,025	23,308,202
ProAssurance Corp.	80,899	4,534,389
Progressive Corp.	896,367	29,849,021
Prudential Financial, Inc.	669,355	67,337,113
Reinsurance Group of America, Inc.	91,293	11,142,311
RenaissanceRe Holdings Ltd.	65,324	8,528,701
RLI Corp.	57,414	3,447,137
Safety Insurance Group, Inc.	19,906	1,400,387
Selective Insurance Group, Inc.	86,856	3,569,782
State Auto Financial Corp.	21,317	549,765
State National Companies, Inc.	40,781	547,689
Stewart Information Services Corp.	34,622	1,642,468
The Travelers Companies, Inc.	441,953	50,095,373
Third Point Reinsurance Ltd. (a)(b)	92,317	1,093,956
Torchmark Corp.	173,559	12,164,750
Trupanion, Inc. (a)(b)	19,929	331,818
United Fire Group, Inc.	32,386	1,470,324
United Insurance Holdings Corp.	21,251	288,589
Universal Insurance Holdings, Inc.	52,834	1,268,016
Unum Group	364,891	15,423,943
Validus Holdings Ltd.	125,147	6,800,488
W.R. Berkley Corp.	159,271	9,841,355
White Mountains Insurance Group Ltd.	8,265	6,917,557
Willis Group Holdings PLC	200,171	24,895,267
WMI Holdings Corp. (a)(b)	391,046	664,778
XL Group Ltd.	424,269	15,328,839
		1,099,333,252
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	28,740	505,537
Agnc Investment Corp.	491,843	9,177,790
Altisource Residential Corp. Class B	74,457	877,103
American Capital Mortgage Investment Corp.	77,847	1,300,045
Annaly Capital Management, Inc.	1,544,794	15,787,795
Anworth Mortgage Asset Corp.	251,516	1,307,883
Apollo Commercial Real Estate Finance, Inc.	130,211	2,234,421
Arbor Realty Trust, Inc.	58,520	435,974
Ares Commercial Real Estate Corp.	39,618	536,032
Armour Residential REIT, Inc.	61,211	1,361,333
Blackstone Mortgage Trust, Inc.	145,044	4,362,924
Capstead Mortgage Corp.	129,311	1,337,076
Cherry Hill Mortgage Investment Corp.	2,726	48,277
Chimera Investment Corp.	263,589	4,470,469
CIM Commercial Trust Corp.	6,057	92,369
Colony Financial, Inc. (b)	170,282	3,492,484
CYS Investments, Inc.	246,028	1,978,065
Dynex Capital, Inc.	68,104	470,599
Ellington Residential Mortgage REIT	7,146	95,542
Five Oaks Investment Corp.	4,880	24,790
Great Ajax Corp.	14,698	190,486
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	57,058	1,134,313
Invesco Mortgage Capital, Inc.	162,908	2,427,329
Ladder Capital Corp. Class A	75,752	1,087,041
MFA Financial, Inc.	554,751	4,338,153
New Residential Investment Corp.	391,046	6,041,661
New York Mortgage Trust, Inc. (b)	176,500	1,179,020
Newcastle Investment Corp.	86,128	390,160
Orchid Island Capital, Inc.	20,507	219,835
Owens Realty Mortgage, Inc. (b)	54,252	985,759
PennyMac Mortgage Investment Trust	106,166	1,728,382
Redwood Trust, Inc.	130,122	1,980,457
Resource Capital Corp. (b)	40,594	342,613
Starwood Property Trust, Inc. (b)	361,042	8,112,614
Two Harbors Investment Corp.	531,577	4,608,773
Western Asset Mortgage Capital Corp.	72,828	778,531
ZAIS Financial Corp.	6,000	79,200
		85,520,835
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	151,919	2,483,876
Bank Mutual Corp.	56,001	501,209
BankFinancial Corp.	19,300	272,130
Bear State Financial, Inc. (b)	13,571	134,353
Beneficial Bancorp, Inc.	178,014	3,097,444
BofI Holding, Inc. (a)(b)	89,235	2,108,623
BSB Bancorp, Inc. (a)	6,958	185,431
Capitol Federal Financial, Inc.	213,203	3,392,060
Charter Financial Corp.	1,496	21,408
Clifton Bancorp, Inc.	32,703	534,040
Dime Community Bancshares, Inc.	51,879	970,137
ESSA Bancorp, Inc.	4,298	63,653
Essent Group Ltd. (a)	118,630	3,620,588
EverBank Financial Corp.	160,044	3,088,849
Farmer Mac Class C (non-vtg.)	15,100	815,551
First Defiance Financial Corp.	11,019	510,070
Flagstar Bancorp, Inc. (a)	37,206	1,048,465
Hingham Institution for Savings	1,505	252,118
Home Bancorp, Inc.	3,114	104,942
HomeStreet, Inc. (a)	33,400	970,270
Impac Mortgage Holdings, Inc. (a)(b)	22,924	351,654
Kearny Financial Corp.	140,086	2,122,303
Lake Sunapee Bank Group	4,564	99,495
Lendingtree, Inc. (a)(b)	11,133	1,166,738
Meridian Bancorp, Inc.	112,706	2,000,532
Meta Financial Group, Inc.	10,468	952,065
MGIC Investment Corp. (a)	512,611	4,649,382
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	848,711
New York Community Bancorp, Inc. (b)	754,127	12,050,949
NMI Holdings, Inc. (a)	77,675	668,005
Northfield Bancorp, Inc.	77,835	1,442,283
Northwest Bancshares, Inc.	151,987	2,761,604
Ocean Shore Holding Co.	5,520	150,696
OceanFirst Financial Corp. (c)	37,419	887,579
Ocwen Financial Corp. (a)(b)	142,608	733,005
Oritani Financial Corp.	57,646	1,017,452
PennyMac Financial Services, Inc. (a)	35,269	613,681
PHH Corp. (a)	72,291	1,049,665
Poage Bankshares, Inc.	2,365	44,462
Provident Financial Holdings, Inc.	3,066	60,431
Provident Financial Services, Inc.	124,224	3,346,595
Radian Group, Inc.	333,247	4,852,076
Riverview Bancorp, Inc.	6,875	41,731
Security National Financial Corp. Class A	11,194	80,597
SI Financial Group, Inc.	3,746	52,444
Southern Missouri Bancorp, Inc.	1,632	47,165
Stonegate Mortgage Corp. (a)	14,418	66,467
Territorial Bancorp, Inc.	13,244	416,789
TFS Financial Corp.	159,329	2,968,299
Timberland Bancorp, Inc.	5,034	96,300
Trustco Bank Corp., New York	140,018	1,141,147
United Community Financial Corp.	43,226	353,589
United Financial Bancorp, Inc. New	73,256	1,236,561
Walker & Dunlop, Inc. (a)	44,294	1,301,801
Walter Investment Management Corp. (a)(b)	49,597	282,703
Washington Federal, Inc.	128,254	4,161,842
Waterstone Financial, Inc.	41,772	747,719
Westfield Financial, Inc.	33,310	279,804
WSFS Financial Corp.	41,525	1,771,041
		81,090,579

TOTAL FINANCIALS		5,409,506,468

HEALTH CARE - 13.1%
Biotechnology - 3.0%
AbbVie, Inc.	2,504,698	152,285,638
Abeona Therapeutics, Inc. (a)(b)	39,294	245,588
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	4,148,093
Acceleron Pharma, Inc. (a)(b)	65,396	2,203,191
Achillion Pharmaceuticals, Inc. (a)	199,588	826,294
Acorda Therapeutics, Inc. (a)	71,044	1,477,715
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	38,656
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	365,055
Aduro Biotech, Inc. (a)(b)	43,288	493,483
Advaxis, Inc. (a)(b)	48,573	403,642
Adverum Biotechnologies, Inc. (a)	12,370	35,255
Agenus, Inc. (a)(b)	96,074	395,825
Agios Pharmaceuticals, Inc. (a)(b)	48,352	2,814,570
Aimmune Therapeutics, Inc. (a)(b)	58,630	1,330,901
Akebia Therapeutics, Inc. (a)	119,958	1,032,838
Albireo Pharma, Inc. (a)	270	7,101
Alder Biopharmaceuticals, Inc. (a)(b)	61,674	1,452,423
Alexion Pharmaceuticals, Inc. (a)	345,305	42,330,940
Alkermes PLC (a)	234,870	13,347,662
Alnylam Pharmaceuticals, Inc. (a)(b)	111,828	4,905,894
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,817,501
Amgen, Inc.	1,150,644	165,773,281
Amicus Therapeutics, Inc. (a)(b)	246,314	1,472,958
Anavex Life Sciences Corp. (a)(b)	42,618	169,193
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	87,222
Applied Genetic Technologies Corp. (a)	14,097	129,692
Aptevo Therapeutics, Inc. (a)	19,070	36,233
Aquinox Pharmaceuticals, Inc. (a)(b)	27,880	388,368
Ardelyx, Inc. (a)(b)	32,056	474,429
Arena Pharmaceuticals, Inc. (a)	308,170	446,847
Argos Therapeutics, Inc. (a)(b)	19,777	91,963
ARIAD Pharmaceuticals, Inc. (a)(b)	281,277	3,791,614
ArQule, Inc. (a)	65,290	89,447
Array BioPharma, Inc. (a)(b)	249,234	2,017,549
Arrowhead Pharmaceuticals, Inc. (a)	82,473	118,761
Asterias Biotherapeutics, Inc.	14,186	58,872
Atara Biotherapeutics, Inc. (a)(b)	30,076	597,009
Athersys, Inc. (a)(b)	92,903	153,290
aTyr Pharma, Inc. (a)(b)	6,529	20,240
AVEO Pharmaceuticals, Inc. (a)	43,200	26,862
Aviragen Therapeutics, Inc. (a)	46,093	64,991
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	644,368
Biocept, Inc. (a)	7,092	6,241
BioCryst Pharmaceuticals, Inc. (a)(b)	89,890	502,485
Biogen, Inc. (a)	337,419	99,224,805
BioMarin Pharmaceutical, Inc. (a)	262,849	22,507,760
Biospecifics Technologies Corp. (a)	7,257	358,206
BioTime, Inc. (a)(b)	66,499	209,472
bluebird bio, Inc. (a)(b)	56,931	3,435,786
Blueprint Medicines Corp. (a)(b)	45,450	1,334,867
BrainStorm Cell Therpeutic, Inc. (a)	15,396	33,101
Calithera Biosciences, Inc. (a)	11,343	39,701
Cancer Genetics, Inc. (a)(b)	9,725	14,588
Cara Therapeutics, Inc. (a)(b)	41,713	375,417
Cascadian Therapeutics, Inc. (a)(b)	20,142	112,997
CASI Pharmaceuticals, Inc. (a)	289	393
Catalyst Biosciences, Inc. (a)	2,710	1,924
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	101,935
Cel-Sci Corp. (a)(b)	81,306	17,164
Celgene Corp. (a)	1,191,955	141,258,587
Celldex Therapeutics, Inc. (a)(b)	215,095	819,512
Cellular Biomedicine Group, Inc. (a)	8,068	108,111
Celsion Corp. (a)	10,682	6,965
Cerulean Pharma, Inc. (a)(b)	28,222	19,174
ChemoCentryx, Inc. (a)	22,820	178,909
Chiasma, Inc. (a)(b)	8,745	17,053
Chimerix, Inc. (a)	63,824	312,099
Cidara Therapeutics, Inc. (a)	2,782	28,933
Cleveland Biolabs, Inc. (a)(b)	1,776	2,842
Clovis Oncology, Inc. (a)(b)	55,379	1,897,838
Coherus BioSciences, Inc. (a)(b)	46,316	1,245,900
Colucid Pharmaceuticals, Inc. (a)	11,613	410,520
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	34,555
Concert Pharmaceuticals, Inc. (a)	25,754	232,816
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	46,114	350,466
CorMedix, Inc. (a)(b)	48,587	82,112
Corvus Pharmaceuticals, Inc.	3,526	54,406
CTI BioPharma Corp. (a)(b)	191,537	80,350
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	420,706
Cyclacel Pharmaceuticals, Inc.	960	3,802
Cytokinetics, Inc. (a)(b)	61,797	741,564
CytomX Therapeutics, Inc. (a)	55,930	623,060
Cytori Therapeutics, Inc. (a)	10,777	16,597
CytRx Corp. (a)(b)	55,459	27,779
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	66,603
Dimension Therapeutics, Inc. (a)	31,436	138,318
Dyax Corp. rights 12/31/19 (a)	200,675	495,667
Dynavax Technologies Corp. (a)(b)	52,974	227,788
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	1,176,030
Edge Therapeutics, Inc. (a)(b)	50,398	610,320
Editas Medicine, Inc.	26,980	385,005
Eiger Biopharmaceuticals, Inc. (a)	1,065	13,100
Eleven Biotherapeutics, Inc. (a)(b)	6,105	13,675
Emergent BioSolutions, Inc. (a)(b)	56,205	1,504,046
Enanta Pharmaceuticals, Inc. (a)	16,864	530,204
Epizyme, Inc. (a)(b)	64,306	713,797
Esperion Therapeutics, Inc. (a)(b)	26,856	283,599
Exact Sciences Corp. (a)(b)	160,303	2,367,675
Exelixis, Inc. (a)	350,216	5,925,655
Fate Therapeutics, Inc. (a)(b)	23,219	68,264
Fibrocell Science, Inc. (a)(b)	38,880	31,100
FibroGen, Inc. (a)	78,653	1,742,164
Five Prime Therapeutics, Inc. (a)	39,420	2,267,438
Flexion Therapeutics, Inc. (a)	30,689	506,369
Fortress Biotech, Inc. (a)(b)	43,908	104,940
Foundation Medicine, Inc. (a)(b)	24,382	501,050
Galectin Therapeutics, Inc. (a)(b)	13,518	11,085
Galena Biopharma, Inc. (a)	12,770	38,949
Genocea Biosciences, Inc. (a)(b)	32,032	128,769
Genomic Health, Inc. (a)	30,953	941,900
GenVec, Inc. (a)	8,140	2,808
Geron Corp. (a)(b)	196,151	400,148
Gilead Sciences, Inc.	2,032,289	149,779,699
Global Blood Therapeutics, Inc. (a)(b)	27,584	528,234
GlycoMimetics, Inc. (a)	10,456	66,396
GTx, Inc. (a)	19,627	15,623
Halozyme Therapeutics, Inc. (a)(b)	151,873	1,793,620
Harvard Apparatus (a)	3,080	2,464
Heat Biologics, Inc. (a)(b)	3,136	9,000
Hemispherx Biopharma, Inc. (a)	10,898	8,936
Heron Therapeutics, Inc. (a)(b)	55,453	851,204
iBio, Inc. (a)(b)	40,361	16,952
Idera Pharmaceuticals, Inc. (a)(b)	159,215	269,073
Ignyta, Inc. (a)	41,954	262,213
Immune Design Corp. (a)	12,017	88,325
Immune Pharmaceuticals, Inc. (a)(b)	142,804	23,820
ImmunoCellular Therapeutics Ltd. (a)	1,048	3,029
ImmunoGen, Inc. (a)(b)	137,379	244,535
Immunomedics, Inc. (a)(b)	126,367	406,902
Incyte Corp. (a)	267,008	27,312,248
Infinity Pharmaceuticals, Inc. (a)	64,535	74,861
Inotek Pharmaceuticals Corp. (a)(b)	20,127	128,813
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	684,523
Insmed, Inc. (a)	93,412	1,275,074
Insys Therapeutics, Inc. (a)(b)	29,958	353,205
Intellia Therapeutics, Inc. (a)	14,395	226,721
Intercept Pharmaceuticals, Inc. (a)(b)	26,182	2,647,524
Intrexon Corp. (a)(b)	91,761	2,677,586
Invitae Corp. (a)	18,362	126,147
Ionis Pharmaceuticals, Inc. (a)	182,453	7,984,143
Ironwood Pharmaceuticals, Inc. Class A (a)	198,200	3,092,911
IsoRay, Inc. (a)(b)	57,047	31,342
Juno Therapeutics, Inc. (a)(b)	116,701	2,339,855
Karyopharm Therapeutics, Inc. (a)	26,763	247,022
Keryx Biopharmaceuticals, Inc. (a)(b)	160,029	928,168
Kindred Biosciences, Inc. (a)	10,713	45,530
Kite Pharma, Inc. (a)(b)	65,758	3,349,055
La Jolla Pharmaceutical Co. (a)	18,994	343,791
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	1,049,438
Ligand Pharmaceuticals, Inc. Class B (a)(b)	28,238	2,948,047
Lion Biotechnologies, Inc. (a)(b)	61,965	412,067
Loxo Oncology, Inc. (a)	16,961	467,445
Lpath, Inc. (a)	563	1,374
Macrogenics, Inc. (a)	52,348	1,357,384
Madrigal Pharmaceuticals, Inc. (a)	4,043	64,728
MannKind Corp. (a)(b)	403,177	189,695
Mast Therapeutics, Inc. (a)(b)	146,638	12,611
Mateon Therapeutics, Inc. (a)	561	235
Medgenics, Inc. (a)	41,669	214,179
MediciNova, Inc. (a)(b)	31,401	222,005
MEI Pharma, Inc. (a)	26,819	41,569
Merrimack Pharmaceuticals, Inc. (a)(b)	159,070	876,476
Microbot Medical, Inc. (a)(b)	383	3,129
MiMedx Group, Inc. (a)(b)	155,727	1,476,292
Minerva Neurosciences, Inc. (a)(b)	26,210	338,109
Mirati Therapeutics, Inc. (a)	22,963	122,852
Momenta Pharmaceuticals, Inc. (a)	95,206	1,347,165
Myriad Genetics, Inc. (a)	99,702	1,664,026
NanoViricides, Inc. (a)(b)	32,620	37,513
NantKwest, Inc. (a)(b)	76,001	497,047
Natera, Inc. (a)	66,582	798,984
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	117,369
Neothetics, Inc. (a)(b)	10,095	12,013
Neuralstem, Inc. (a)(b)	106,528	29,892
Neurocrine Biosciences, Inc. (a)	127,471	5,921,028
NewLink Genetics Corp. (a)	24,740	274,119
Nivalis Therapeutics, Inc. (a)	48,336	104,889
Northwest Biotherapeutics, Inc. (a)(b)	60,544	30,575
Novavax, Inc. (a)(b)	436,535	528,207
Ohr Pharmaceutical, Inc. (a)(b)	32,314	87,248
OncoCyte Corp. (a)	3,324	19,944
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	4,860
OncoMed Pharmaceuticals, Inc. (a)(b)	19,892	168,883
Onconova Therapeutics, Inc. (a)	624	1,816
Opexa Therapeutics, Inc. (a)	715	679
Ophthotech Corp. (a)(b)	50,366	1,543,718
Opko Health, Inc. (a)(b)	552,688	5,742,428
Oragenics, Inc. (a)	9,973	6,283
Organovo Holdings, Inc. (a)(b)	125,927	380,300
Osiris Therapeutics, Inc. (b)	18,170	108,112
Otonomy, Inc. (a)	38,289	650,913
OvaScience, Inc. (a)(b)	31,036	103,971
Palatin Technologies, Inc. (a)(b)	9,275	7,575
PDL BioPharma, Inc.	309,517	677,842
Peregrine Pharmaceuticals, Inc. (a)	243,489	73,412
Pfenex, Inc. (a)	21,045	195,087
PharmAthene, Inc. (b)	51,372	156,685
Portola Pharmaceuticals, Inc. (a)	95,806	1,723,550
Progenics Pharmaceuticals, Inc. (a)(b)	85,314	763,560
Protagonist Therapeutics, Inc.	52,263	1,303,962
Proteon Therapeutics, Inc. (a)(b)	5,515	56,253
Proteostasis Therapeutics, Inc.	15,177	159,814
Prothena Corp. PLC (a)(b)	60,302	3,559,024
PTC Therapeutics, Inc. (a)(b)	53,763	598,920
Puma Biotechnology, Inc. (a)(b)	42,453	1,827,602
Radius Health, Inc. (a)(b)	54,484	2,899,638
Recro Pharma, Inc. (a)	5,300	42,400
Regeneron Pharmaceuticals, Inc. (a)	116,709	44,260,721
REGENXBIO, Inc. (a)	45,270	1,007,258
Regulus Therapeutics, Inc. (a)	29,427	72,096
Repligen Corp. (a)(b)	49,753	1,602,047
Retrophin, Inc. (a)	55,340	1,132,810
Rexahn Pharmaceuticals, Inc. (a)	252,511	41,690
Rigel Pharmaceuticals, Inc. (a)	109,711	285,249
Sage Therapeutics, Inc. (a)	48,317	2,421,165
Sangamo Biosciences, Inc. (a)(b)	104,366	333,971
Sarepta Therapeutics, Inc. (a)(b)	73,845	2,529,930
Seattle Genetics, Inc. (a)(b)	148,400	9,617,804
Selecta Biosciences, Inc.	2,804	57,482
Seres Therapeutics, Inc. (a)(b)	21,515	214,935
Sorrento Therapeutics, Inc. (a)(b)	134,335	705,259
Spark Therapeutics, Inc. (a)(b)	34,227	1,882,827
Spectrum Pharmaceuticals, Inc. (a)(b)	70,340	275,029
Stemline Therapeutics, Inc. (a)	20,998	277,174
Sunesis Pharmaceuticals, Inc. (a)	5,440	21,923
Syndax Pharmaceuticals, Inc.	33,111	320,514
Synergy Pharmaceuticals, Inc. (a)(b)	282,412	1,485,487
Synthetic Biologics, Inc. (a)(b)	84,770	67,545
T2 Biosystems, Inc. (a)(b)	14,700	85,701
Tenax Therapeutics, Inc. (a)	1,373	2,650
TESARO, Inc. (a)(b)	50,902	6,906,892
TG Therapeutics, Inc. (a)(b)	56,494	324,841
Threshold Pharmaceuticals, Inc. (a)(b)	121,292	58,523
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	5,629
TONIX Pharmaceuticals Holding (a)(b)	17,169	6,541
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	23,638
Trevena, Inc. (a)	130,021	712,515
Trovagene, Inc. (a)(b)	33,847	98,156
Ultragenyx Pharmaceutical, Inc. (a)(b)	59,235	4,637,508
United Therapeutics Corp. (a)(b)	66,022	8,293,023
Vanda Pharmaceuticals, Inc. (a)	64,409	1,059,528
Verastem, Inc. (a)	47,048	53,635
Vericel Corp. (a)	28,746	68,990
Versartis, Inc. (a)(b)	25,643	319,255
Vertex Pharmaceuticals, Inc. (a)	381,947	31,170,695
Vical, Inc. (a)	6,566	15,167
Vital Therapies, Inc. (a)(b)	26,714	136,241
Voyager Therapeutics, Inc. (a)(b)	6,634	82,660
Windtree Therapeutics, Inc. (a)	9,487	13,756
Xbiotech, Inc. (a)(b)	36,998	517,602
Xencor, Inc. (a)	50,340	1,286,690
XOMA Corp. (a)	4,980	27,788
Zafgen, Inc. (a)	24,672	83,391
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,444,645
		1,085,371,479
Health Care Equipment & Supplies - 2.5%
Abaxis, Inc.	29,889	1,541,974
Abbott Laboratories	2,260,757	86,067,019
Abiomed, Inc. (a)	63,084	7,080,548
Accuray, Inc. (a)(b)	120,573	608,894
Alere, Inc. (a)	136,087	5,405,376
Align Technology, Inc. (a)	124,531	11,587,610
Alliqua Biomedical, Inc. (a)	4,397	2,858
Alphatec Holdings, Inc. (a)	3,066	16,035
Amedica Corp. (a)	69,010	46,099
Analogic Corp.	19,536	1,800,242
Angiodynamics, Inc. (a)	44,493	725,236
Anika Therapeutics, Inc. (a)(b)	21,825	1,018,355
Antares Pharma, Inc. (a)(b)	206,836	417,809
Atossa Genetics, Inc. (a)	52	106
Atricure, Inc. (a)(b)	47,294	850,819
Atrion Corp.	2,291	1,123,965
Avinger, Inc. (a)(b)	19,346	75,449
AxoGen, Inc. (a)	32,249	269,279
Baxter International, Inc.	754,221	33,464,786
Becton, Dickinson & Co.	327,877	55,444,001
BioLase Technology, Inc. (a)(b)	31,172	54,551
Boston Scientific Corp. (a)	2,077,471	42,505,057
Bovie Medical Corp. (a)	10,849	46,108
C.R. Bard, Inc.	113,059	23,804,572
Cantel Medical Corp.	57,107	4,658,218
Cardiovascular Systems, Inc. (a)	45,660	1,104,515
Cerus Corp. (a)(b)	159,551	832,856
Cesca Therapeutics, Inc. (a)	793	2,482
Cogentix Medical, Inc. (a)	1,160	3,016
ConforMis, Inc. (a)(b)	87,736	787,869
CONMED Corp.	37,823	1,648,326
Cryolife, Inc.	38,723	760,907
Cutera, Inc. (a)	15,449	252,591
Cynosure, Inc. Class A (a)(b)	33,261	1,508,386
CytoSorbents Corp. (a)(b)	24,969	128,590
Danaher Corp.	941,084	73,564,536
Delcath Systems, Inc. (a)	468	978
Dentsply Sirona, Inc.	360,650	20,982,617
Derma Sciences, Inc. (a)	27,081	129,989
DexCom, Inc. (a)(b)	129,483	8,453,945
Dextera Surgical, Inc. (a)	2,377	3,375
Edwards Lifesciences Corp. (a)	327,079	27,098,495
Ekso Bionics Holdings, Inc. (a)	18,398	80,399
Endologix, Inc. (a)(b)	127,100	934,185
Entellus Medical, Inc. (a)	6,359	117,196
EnteroMedics, Inc. (a)	3,563	190
Exactech, Inc. (a)	12,870	323,037
Fonar Corp. (a)	7,275	145,500
Genmark Diagnostics, Inc. (a)	59,054	686,207
Glaukos Corp.(a)	17,206	536,999
Globus Medical, Inc. (a)	121,778	2,635,276
Haemonetics Corp. (a)	76,590	3,035,262
Halyard Health, Inc. (a)(b)	70,210	2,608,302
Hill-Rom Holdings, Inc.	96,355	5,139,576
Hologic, Inc. (a)	435,412	16,667,571
ICU Medical, Inc. (a)	22,160	3,329,540
IDEXX Laboratories, Inc. (a)	135,440	15,934,516
Inogen, Inc. (a)(b)	23,819	1,534,658
Insulet Corp. (a)	85,520	2,877,748
Integer Holdings Corp. (a)	40,499	1,144,097
Integra LifeSciences Holdings Corp. (a)(b)	47,969	3,875,895
Intuitive Surgical, Inc. (a)	59,027	37,998,041
Invacare Corp. (b)	43,063	495,225
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	228,933
Invuity, Inc. (a)	16,779	114,097
IRadimed Corp. (a)	3,077	34,001
Iridex Corp. (a)	4,871	76,913
K2M Group Holdings, Inc. (a)	37,003	695,656
Kewaunee Scientific Corp.	1,376	33,712
Lantheus Holdings, Inc. (a)	26,307	239,394
LeMaitre Vascular, Inc.	20,554	465,959
LivaNova PLC (a)	66,813	2,957,812
Masimo Corp. (a)	62,689	3,878,568
Medtronic PLC	2,131,776	155,640,966
MELA Sciences, Inc. (a)	4,012	2,443
Meridian Bioscience, Inc.	58,579	1,013,417
Merit Medical Systems, Inc. (a)	67,814	1,597,020
Misonix, Inc. (a)	3,683	33,884
Natus Medical, Inc. (a)	50,095	1,996,286
Neogen Corp. (a)	57,303	3,626,134
Nevro Corp. (a)(b)	36,759	2,794,787
NuVasive, Inc. (a)(b)	74,592	4,841,021
Nuvectra Corp. (a)	13,499	77,484
NxStage Medical, Inc. (a)	115,400	2,852,688
OraSure Technologies, Inc. (a)	80,513	678,725
Orthofix International NV (a)	27,349	1,030,237
Penumbra, Inc. (a)(b)	43,376	2,684,974
PhotoMedex, Inc. (a)	1,311	3,343
Quidel Corp. (a)(b)	41,985	962,716
ResMed, Inc. (b)	216,149	13,288,841
Retractable Technologies, Inc. (a)	5,248	12,700
Rockwell Medical Technologies, Inc. (a)(b)	62,388	405,522
RTI Biologics, Inc. (a)	100,701	292,033
Seaspine Holdings Corp. (a)	11,601	81,207
Second Sight Medical Products, Inc. (a)(b)	20,882	42,390
Sientra, Inc. (a)(b)	16,353	134,585
St. Jude Medical, Inc.	434,622	34,422,062
Staar Surgical Co. (a)	34,338	372,567
Steris PLC	143,472	9,413,198
Stryker Corp.	479,014	54,444,731
SurModics, Inc. (a)	19,525	467,624
Synergetics U.S.A., Inc. (a)	19,727	3,748
Tactile Systems Technology, Inc.	32,815	535,869
Tandem Diabetes Care, Inc. (a)	25,765	63,124
TearLab Corp. (a)	17,390	9,391
Teleflex, Inc.	67,951	10,051,991
The Cooper Companies, Inc.	74,834	12,309,445
The Spectranetics Corp. (a)(b)	75,577	1,651,357
TransEnterix, Inc. (a)(b)	90,218	137,131
Unilife Corp. (a)	22,763	56,908
Utah Medical Products, Inc.	13,511	921,450
Varian Medical Systems, Inc. (a)(b)	142,997	12,845,421
Vascular Solutions, Inc. (a)	26,484	1,459,268
Veracyte, Inc. (a)	15,721	119,951
Vermillion, Inc. (a)(b)	5,249	6,299
West Pharmaceutical Services, Inc.	111,198	9,023,718
Wright Medical Group NV (a)(b)	149,959	3,455,055
Zeltiq Aesthetics, Inc. (a)(b)	50,837	2,237,336
Zimmer Biomet Holdings, Inc.	308,392	31,412,809
		904,216,760
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (a)(b)	12,779	107,216
Acadia Healthcare Co., Inc. (a)(b)	120,875	4,594,459
Aceto Corp.	47,837	977,310
Addus HomeCare Corp. (a)	8,816	305,915
Adeptus Health, Inc. Class A (a)(b)	20,627	172,854
Aetna, Inc.	538,380	70,441,639
Air Methods Corp. (a)(b)	49,537	1,619,860
Alliance Healthcare Services, Inc. (a)	17,141	130,272
Almost Family, Inc. (a)	13,374	537,635
Amedisys, Inc. (a)	47,206	1,864,165
American Renal Associates Holdings, Inc.	16,913	413,015
AmerisourceBergen Corp.	257,071	20,048,967
AMN Healthcare Services, Inc. (a)(b)	76,320	2,541,456
AmSurg Corp. (a)(b)	87,430	5,955,732
Anthem, Inc.	404,557	57,661,509
BioScrip, Inc. (a)(b)	170,497	194,367
BioTelemetry, Inc. (a)	45,986	894,428
Brookdale Senior Living, Inc. (a)	279,658	3,252,423
Caladrius Biosciences, Inc. (a)	9,530	35,642
Capital Senior Living Corp. (a)	37,012	576,647
Cardinal Health, Inc.	489,704	34,773,881
Centene Corp. (a)	263,422	15,181,010
Chemed Corp.	24,465	3,644,551
Cigna Corp.	394,229	53,118,415
Civitas Solutions, Inc. (a)	27,734	464,545
Community Health Systems, Inc. (a)(b)	166,751	907,125
Corvel Corp. (a)	17,696	569,811
Cross Country Healthcare, Inc. (a)	55,702	798,767
DaVita HealthCare Partners, Inc. (a)	258,172	16,355,196
Diplomat Pharmacy, Inc. (a)(b)	66,586	942,858
Envision Healthcare Holdings, Inc. (a)	294,963	6,701,559
Express Scripts Holding Co. (a)	971,243	73,697,919
Five Star Quality Care, Inc. (a)	70,113	161,260
Genesis HealthCare, Inc. Class A (a)	27,157	97,765
HCA Holdings, Inc. (a)	454,367	32,210,077
HealthEquity, Inc. (a)(b)	66,217	2,948,643
HealthSouth Corp.	148,138	6,172,910
Healthways, Inc. (a)	52,424	1,216,237
Henry Schein, Inc. (a)	125,566	18,704,311
Hooper Holmes, Inc. (a)	417	334
Humana, Inc.	229,881	48,881,896
Interpace Diagnostics Group, Inc. (a)	1,365	212
Kindred Healthcare, Inc. (b)	131,323	873,298
Laboratory Corp. of America Holdings (a)	156,716	19,722,709
Landauer, Inc.	14,935	739,283
LHC Group, Inc. (a)	22,529	947,570
LifePoint Hospitals, Inc. (a)	65,814	3,616,479
Magellan Health Services, Inc. (a)	36,747	2,675,182
McKesson Corp.	349,897	50,318,688
MEDNAX, Inc. (a)	140,411	9,192,708
Molina Healthcare, Inc. (a)(b)	63,846	3,374,900
National Healthcare Corp.	18,256	1,252,362
National Research Corp. Class A	3,663	58,608
Owens & Minor, Inc.	89,665	3,040,540
Patterson Companies, Inc.	129,264	5,007,687
PharMerica Corp. (a)	42,657	1,025,901
Premier, Inc. (a)(b)	82,287	2,480,130
Providence Service Corp. (a)	16,922	621,207
Psychemedics Corp.	2,724	68,073
Quest Diagnostics, Inc.	212,273	18,565,397
Quorum Health Corp. (a)	41,687	238,450
RadNet, Inc. (a)	43,227	268,007
Select Medical Holdings Corp. (a)(b)	156,540	1,901,961
Sharps Compliance Corp. (a)	12,687	54,681
Surgery Partners, Inc. (a)	43,549	642,348
Surgical Care Affiliates, Inc. (a)	41,301	1,736,707
Team Health Holdings, Inc. (a)	112,998	4,808,065
Teladoc, Inc. (a)(b)	34,074	625,258
Tenet Healthcare Corp. (a)(b)	145,287	2,212,721
The Ensign Group, Inc.	78,310	1,693,062
Triple-S Management Corp. (a)(b)	37,106	826,722
U.S. Physical Therapy, Inc.	18,467	1,181,888
UnitedHealth Group, Inc.	1,468,192	232,444,157
Universal American Spin Corp. (a)	80,062	803,822
Universal Health Services, Inc. Class B	137,403	16,903,317
VCA, Inc. (a)	118,569	7,422,419
Wellcare Health Plans, Inc. (a)	67,151	9,201,030
		896,420,130
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	276,489	3,035,849
athenahealth, Inc. (a)(b)	61,740	5,840,604
Castlight Health, Inc. Class B (a)(b)	69,240	321,966
Cerner Corp. (a)	461,323	22,964,659
Computer Programs & Systems, Inc. (b)	21,937	527,585
Connecture, Inc. (a)	7,971	14,587
Evolent Health, Inc. (a)(b)	29,492	554,450
HealthStream, Inc. (a)	34,016	852,441
HMS Holdings Corp. (a)	126,249	2,312,882
iCAD, Inc. (a)	14,864	54,551
Inovalon Holdings, Inc. Class A (a)(b)	99,860	1,532,851
Medidata Solutions, Inc. (a)(b)	83,307	4,601,046
Omnicell, Inc. (a)	55,824	2,001,290
Quality Systems, Inc.	73,135	959,531
Simulations Plus, Inc.	6,008	56,776
Veeva Systems, Inc. Class A (a)(b)	143,104	6,651,474
Vocera Communications, Inc. (a)	39,674	722,067
		53,004,609
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,177,191
Agilent Technologies, Inc.	483,456	21,262,395
Albany Molecular Research, Inc. (a)(b)	40,643	684,835
Bio-Rad Laboratories, Inc. Class A (a)	34,643	6,010,561
Bio-Techne Corp.	54,815	5,775,308
Bruker Corp.	165,200	3,746,736
Cambrex Corp. (a)	45,603	2,284,710
Charles River Laboratories International, Inc. (a)	70,393	5,004,942
ChromaDex, Inc. (a)	56,591	137,516
Enzo Biochem, Inc. (a)	53,392	364,133
Fluidigm Corp. (a)(b)	38,600	248,198
Harvard Bioscience, Inc. (a)	18,919	46,352
Illumina, Inc. (a)	224,865	29,938,526
INC Research Holdings, Inc. Class A (a)	81,020	4,010,490
Luminex Corp. (a)(b)	60,397	1,227,871
Medpace Holdings, Inc.	21,051	751,100
Mettler-Toledo International, Inc. (a)	39,980	16,472,560
Nanostring Technologies, Inc. (a)	15,746	346,412
NeoGenomics, Inc. (a)	77,966	697,016
Pacific Biosciences of California, Inc. (a)(b)	118,936	905,103
PAREXEL International Corp. (a)	80,962	4,776,758
PerkinElmer, Inc.	163,359	8,285,568
PRA Health Sciences, Inc. (a)	59,114	3,175,604
pSivida Corp. (a)(b)	25,265	46,993
Quintiles Transnational Holdings, Inc. (a)	209,189	16,071,991
Thermo Fisher Scientific, Inc.	602,373	84,398,481
VWR Corp. (a)	140,671	3,826,251
Waters Corp. (a)	122,263	16,452,932
		238,126,533
Pharmaceuticals - 4.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	75,804
Achaogen, Inc. (a)	16,607	94,826
Aclaris Therapeutics, Inc. (a)	7,772	232,771
Acura Pharmaceuticals, Inc. (a)	577	528
Adamis Pharmaceuticals Corp. (a)(b)	10,126	28,859
Aerie Pharmaceuticals, Inc. (a)(b)	53,406	1,984,033
Agile Therapeutics, Inc. (a)	10,141	69,669
Akorn, Inc. (a)(b)	140,062	2,972,116
Alimera Sciences, Inc. (a)(b)	22,049	24,254
Allergan PLC (b)	580,170	112,727,031
Amphastar Pharmaceuticals, Inc. (a)	85,880	1,740,788
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	44,902
ANI Pharmaceuticals, Inc. (a)(b)	10,919	643,457
ANI Pharmaceuticals, Inc. rights (a)	21,445	0
Apricus Biosciences, Inc. (a)	5,725	8,130
Aratana Therapeutics, Inc. (a)	38,612	275,304
Assembly Biosciences, Inc. (a)	16,884	216,959
AstraZeneca PLC rights (a)	7,692	0
Avexis, Inc.	17,215	1,017,751
Bio Path Holdings, Inc. (a)(b)	166,645	204,973
Biodelivery Sciences International, Inc. (a)(b)	121,193	206,028
Bristol-Myers Squibb Co.	2,573,938	145,273,061
Catalent, Inc. (a)	202,763	4,852,119
Cempra, Inc. (a)(b)	71,084	462,046
Clearside Biomedical, Inc.	12,614	184,669
Collegium Pharmaceutical, Inc. (a)(b)	32,296	534,822
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	159,639
Corcept Therapeutics, Inc. (a)(b)	196,916	1,652,125
Corium International, Inc. (a)	8,034	40,652
Cumberland Pharmaceuticals, Inc. (a)	7,158	39,655
CymaBay Therapeutics, Inc. (a)(b)	11,918	23,717
DepoMed, Inc. (a)(b)	97,171	1,855,966
Dermira, Inc. (a)	37,085	1,185,978
Dipexium Pharmaceuticals, Inc. (a)	2,325	3,255
Durect Corp. (a)	158,591	207,754
Egalet Corp. (a)(b)	12,340	83,048
Eli Lilly & Co.	1,493,919	100,271,843
Endo International PLC (a)(b)	311,285	4,983,673
Endocyte, Inc. (a)(b)	47,373	126,012
Flex Pharma, Inc. (a)	10,224	62,878
Heska Corp. (a)	7,306	483,000
Horizon Pharma PLC (a)(b)	239,018	4,732,556
Impax Laboratories, Inc. (a)	111,208	1,606,956
Innoviva, Inc. (a)	113,621	1,174,841
Intersect ENT, Inc. (a)	65,875	685,100
Intra-Cellular Therapies, Inc. (a)	50,991	710,815
Jazz Pharmaceuticals PLC (a)	93,615	9,701,322
Johnson & Johnson	4,204,012	467,906,536
Juniper Pharmaceuticals, Inc. (a)	11,831	65,662
Kalvista Pharmaceuticals, Inc. (a)	508	4,161
KemPharm, Inc. (a)(b)	5,081	18,292
Lannett Co., Inc. (a)(b)	44,883	1,027,821
Lipocine, Inc. (a)(b)	20,645	70,606
Mallinckrodt PLC (a)	165,519	8,722,851
Marinus Pharmaceuticals, Inc. (a)	9,220	9,681
Merck & Co., Inc.	4,260,531	260,701,892
Mylan N.V. (a)	710,147	25,998,482
MyoKardia, Inc. (a)(b)	30,834	485,636
Nektar Therapeutics (a)(b)	229,247	2,816,299
Neos Therapeutics, Inc. (a)(b)	6,862	48,720
Ocera Therapeutics, Inc. (a)	10,720	23,048
Ocular Therapeutix, Inc. (a)(b)	28,848	267,998
Omeros Corp. (a)(b)	63,720	783,119
Orexigen Therapeutics, Inc. (a)	16,675	32,683
Pacira Pharmaceuticals, Inc. (a)(b)	57,562	1,833,350
Pain Therapeutics, Inc. (a)	34,536	22,093
Paratek Pharmaceuticals, Inc. (a)	24,749	332,874
Pernix Therapeutics Holdings, Inc. (a)	4,109	12,409
Perrigo Co. PLC	220,724	19,057,310
Pfizer, Inc.	9,343,051	300,285,659
Phibro Animal Health Corp. Class A	37,189	1,020,838
Prestige Brands Holdings, Inc. (a)	76,873	3,656,849
Reata Pharmaceuticals, Inc.	15,332	398,479
Repros Therapeutics, Inc. (a)(b)	24,715	44,240
Revance Therapeutics, Inc. (a)(b)	27,269	456,756
SciClone Pharmaceuticals, Inc. (a)	95,019	945,439
SCYNEXIS, Inc. (a)	16,272	62,647
Sucampo Pharmaceuticals, Inc. Class A (a)	39,776	646,360
Supernus Pharmaceuticals, Inc. (a)(b)	70,584	1,521,085
Teligent, Inc. (a)(b)	140,525	1,010,375
Tetraphase Pharmaceuticals, Inc. (a)	45,007	188,579
The Medicines Company (a)(b)	108,903	3,822,495
TherapeuticsMD, Inc. (a)(b)	280,301	1,664,988
Theravance Biopharma, Inc. (a)(b)	58,911	1,640,082
Titan Pharmaceuticals, Inc. (a)(b)	11,285	49,654
VIVUS, Inc. (a)(b)	157,068	210,471
WAVE Life Sciences (a)	14,801	526,916
Zoetis, Inc. Class A	759,922	38,284,870
Zogenix, Inc. (a)	27,884	351,338
Zynerba Pharmaceuticals, Inc. (a)(b)	10,322	129,851
		1,550,825,179

TOTAL HEALTH CARE		4,727,964,690

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.2%
AAR Corp.	51,954	1,916,583
Aerojet Rocketdyne Holdings, Inc. (a)(b)	117,365	2,384,857
AeroVironment, Inc. (a)(b)	33,858	958,181
Arconic, Inc.	671,984	12,955,852
Arotech Corp. (a)	32,173	125,475
Astronics Corp. (a)	34,623	1,278,281
Astronics Corp. Class B	3,221	119,789
Astrotech Corp. (a)	8,707	14,279
BE Aerospace, Inc.	154,942	9,302,718
BWX Technologies, Inc.	154,841	6,063,574
CPI Aerostructures, Inc. (a)(b)	3,805	26,635
Cubic Corp. (b)	40,394	1,870,242
Curtiss-Wright Corp.	69,241	6,960,105
DigitalGlobe, Inc. (a)	93,900	3,018,885
Ducommun, Inc. (a)	15,643	447,390
Engility Holdings, Inc. (a)	28,046	1,016,668
Esterline Technologies Corp. (a)	42,180	3,709,731
General Dynamics Corp.	440,369	77,218,704
HEICO Corp.	38,297	3,006,315
HEICO Corp. Class A	50,828	3,415,642
Hexcel Corp.	145,666	7,533,846
Huntington Ingalls Industries, Inc.	73,005	13,050,374
Innovative Solutions & Support, Inc. (a)	21,878	77,667
KEYW Holding Corp. (a)(b)	59,019	739,508
KLX, Inc. (a)	87,459	3,410,026
Kratos Defense & Security Solutions, Inc. (a)(b)	68,915	504,458
L-3 Communications Holdings, Inc.	119,031	18,779,521
LMI Aerospace, Inc. (a)	6,877	62,306
Lockheed Martin Corp.	388,340	103,007,185
Mercury Systems, Inc. (a)	62,464	1,855,805
Micronet Enertec Technologies, Inc. (a)	3,018	4,346
Moog, Inc. Class A (a)	52,323	3,653,715
National Presto Industries, Inc. (b)	7,356	699,923
Northrop Grumman Corp.	273,815	68,357,915
Orbital ATK, Inc.	88,596	7,559,897
Raytheon Co.	456,662	68,289,235
Rockwell Collins, Inc.	199,875	18,532,410
SIFCO Industries, Inc. (a)	891	9,935
Sparton Corp. (a)	13,384	326,302
Spirit AeroSystems Holdings, Inc. Class A	200,450	11,676,213
Taser International, Inc. (a)(b)	77,070	2,098,616
Teledyne Technologies, Inc. (a)	51,475	6,427,683
Textron, Inc.	419,866	19,326,432
The Boeing Co.	893,118	134,467,846
TransDigm Group, Inc.	79,209	19,915,519
Triumph Group, Inc.	72,958	2,028,232
United Technologies Corp.	1,201,097	129,382,169
Vectrus, Inc.(a)	13,322	307,738
Wesco Aircraft Holdings, Inc. (a)	94,440	1,392,990
		779,287,718
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	108,399	1,756,064
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,793,813
C.H. Robinson Worldwide, Inc. (b)	219,474	16,427,629
Echo Global Logistics, Inc. (a)	37,411	939,016
Expeditors International of Washington, Inc.	275,514	14,530,608
FedEx Corp.	376,144	72,095,520
Forward Air Corp.	48,035	2,323,933
Hub Group, Inc. Class A (a)	55,422	2,374,833
Park-Ohio Holdings Corp.	11,143	469,677
Radiant Logistics, Inc. (a)	31,086	113,153
United Parcel Service, Inc. Class B	1,056,137	122,427,401
XPO Logistics, Inc. (a)(b)	123,061	5,479,906
		240,731,553
Airlines - 0.6%
Alaska Air Group, Inc.	191,669	15,768,609
Allegiant Travel Co.	21,719	3,548,885
American Airlines Group, Inc.	811,486	37,685,410
Delta Air Lines, Inc.	1,153,823	55,591,192
Hawaiian Holdings, Inc. (a)	80,447	4,130,953
JetBlue Airways Corp. (a)	503,467	10,114,652
SkyWest, Inc.	82,741	3,049,006
Southwest Airlines Co.	953,583	44,446,504
Spirit Airlines, Inc. (a)(b)	109,342	6,079,415
United Continental Holdings, Inc. (a)	446,724	30,801,620
Virgin America, Inc. (a)(b)	33,663	1,901,960
		213,118,206
Building Products - 0.5%
A.O. Smith Corp.	220,870	10,740,908
AAON, Inc.	75,766	2,492,701
Advanced Drain Systems, Inc. Del	62,250	1,263,675
Allegion PLC	145,056	9,705,697
American Woodmark Corp. (a)	24,566	1,882,984
Apogee Enterprises, Inc.	47,950	2,287,215
Armstrong World Industries, Inc. (a)(b)	73,029	3,045,309
Builders FirstSource, Inc. (a)	137,868	1,524,820
Continental Building Products, Inc. (a)	69,835	1,564,304
CSW Industrials, Inc. (a)	25,190	919,435
Fortune Brands Home & Security, Inc.	230,639	12,719,741
GCP Applied Technologies, Inc. (a)	109,462	3,064,936
Gibraltar Industries, Inc. (a)	56,316	2,534,220
GMS, Inc.	8,617	216,373
Griffon Corp.	59,127	1,413,135
Insteel Industries, Inc.	29,073	1,150,419
Lennox International, Inc.	60,897	9,053,557
Masco Corp.	492,746	15,595,411
Masonite International Corp. (a)	44,182	2,862,994
NCI Building Systems, Inc. (a)	58,589	978,436
Owens Corning	172,639	8,870,192
Patrick Industries, Inc. (a)	27,897	1,990,451
PGT, Inc. (a)	69,278	768,986
Ply Gem Holdings, Inc. (a)(b)	26,171	399,108
Quanex Building Products Corp.	44,676	868,948
Simpson Manufacturing Co. Ltd.	63,559	2,996,171
Trex Co., Inc. (a)	46,832	3,081,077
Tyco International Ltd.	1,450,316	65,235,214
Universal Forest Products, Inc.	31,925	3,171,430
USG Corp. (a)(b)	145,958	4,180,237
		176,578,084
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	90,291	3,972,804
ACCO Brands Corp. (a)	169,281	2,107,548
Aqua Metals, Inc. (a)(b)	5,239	64,440
ARC Document Solutions, Inc. (a)	46,203	206,065
Brady Corp. Class A	70,013	2,572,978
Casella Waste Systems, Inc. Class A (a)	64,851	821,014
CECO Environmental Corp.	40,679	577,235
Cenveo, Inc. (a)	13,016	87,077
Cintas Corp.	133,247	15,270,106
Clean Harbors, Inc. (a)(b)	83,549	4,415,565
Copart, Inc. (a)	164,264	8,988,526
Covanta Holding Corp. (b)	226,728	3,310,229
Deluxe Corp.	77,034	5,215,202
Ennis, Inc.	34,279	553,606
Essendant, Inc.	58,461	1,132,390
Fuel Tech, Inc. (a)	51,934	62,321
G&K Services, Inc. Class A	30,395	2,915,488
Healthcare Services Group, Inc.	110,256	4,294,471
Heritage-Crystal Clean, Inc. (a)	18,564	302,593
Herman Miller, Inc.	95,333	3,098,323
HNI Corp.	64,768	3,417,807
Hudson Technologies, Inc. (a)	56,393	429,151
Industrial Services of America, Inc. (a)(b)	1,620	4,066
InnerWorkings, Inc. (a)(b)	48,216	445,998
Interface, Inc.	108,800	1,893,120
Intersections, Inc. (a)(b)	12,865	28,946
KAR Auction Services, Inc.	209,870	8,848,119
Kimball International, Inc. Class B	40,502	607,530
Knoll, Inc.	66,282	1,757,136
LSC Communications, Inc.	45,117	931,215
Matthews International Corp. Class A	51,789	3,767,650
McGrath RentCorp.	31,203	1,152,015
Mobile Mini, Inc.	62,262	1,911,443
Msa Safety, Inc.	49,032	3,047,829
Multi-Color Corp.	21,263	1,528,810
NL Industries, Inc. (a)	6,707	41,919
Odyssey Marine Exploration, Inc. (a)	5,346	20,956
Performant Financial Corp. (a)	31,038	111,116
Perma-Fix Environmental Services, Inc. (a)	6,937	27,748
Pitney Bowes, Inc. (b)	281,160	4,034,646
Quad/Graphics, Inc.	40,299	1,133,611
Quest Resource Holding Corp. (a)	2,977	5,894
R.R. Donnelley & Sons Co.	111,816	1,944,480
Republic Services, Inc.	362,050	20,090,155
Rollins, Inc. (b)	163,488	5,252,869
SP Plus Corp. (a)(b)	26,102	724,331
Steelcase, Inc. Class A	122,865	1,910,551
Stericycle, Inc. (a)(b)	131,289	9,580,158
Team, Inc. (a)(b)	43,316	1,485,739
Tetra Tech, Inc.	81,994	3,513,443
The Brink's Co.	75,766	3,060,946
TRC Companies, Inc. (a)	33,064	320,721
U.S. Ecology, Inc.	34,516	1,603,268
UniFirst Corp.	21,730	3,071,536
Viad Corp.	28,239	1,239,692
Virco Manufacturing Co. (a)	2,682	10,996
VSE Corp.	10,794	417,836
Waste Management, Inc.	621,710	43,221,279
West Corp.	75,610	1,804,055
		194,366,761
Construction & Engineering - 0.2%
AECOM (a)	234,399	8,520,404
Aegion Corp. (a)	54,146	1,309,792
Ameresco, Inc. Class A (a)	38,199	227,284
Argan, Inc.	18,225	1,101,701
Chicago Bridge & Iron Co. NV (b)	165,022	5,529,887
Comfort Systems U.S.A., Inc.	58,296	1,877,131
Dycom Industries, Inc. (a)(b)	47,219	3,457,847
EMCOR Group, Inc.	92,010	6,382,734
Fluor Corp.	216,566	11,588,447
Goldfield Corp.	41,171	170,860
Granite Construction, Inc.	70,943	4,184,928
Great Lakes Dredge & Dock Corp. (a)	77,922	331,169
HC2 Holdings, Inc.	34,987	166,538
Ies Holdings, Inc. (a)	16,326	320,806
Jacobs Engineering Group, Inc. (a)	187,432	11,622,658
KBR, Inc.	213,027	3,559,681
Layne Christensen Co. (a)(b)	24,456	260,212
MasTec, Inc. (a)	97,987	3,718,607
MYR Group, Inc. (a)	33,116	1,240,525
Northwest Pipe Co. (a)	12,188	213,534
NV5 Holdings, Inc. (a)	11,806	431,509
Orion Group Holdings, Inc. (a)	33,745	336,438
Primoris Services Corp.	58,483	1,341,015
Quanta Services, Inc. (a)	227,929	7,685,766
Sterling Construction Co., Inc. (a)	31,847	264,012
Tutor Perini Corp. (a)	59,902	1,563,442
Valmont Industries, Inc.	34,086	5,075,405
		82,482,332
Electrical Equipment - 0.7%
Acuity Brands, Inc. (b)	68,301	17,171,554
Allied Motion Technologies, Inc.	10,236	218,846
American Superconductor Corp. (a)(b)	20,903	161,789
AMETEK, Inc.	366,314	17,344,968
AZZ, Inc.	39,890	2,596,839
Babcock & Wilcox Enterprises, Inc. (a)	92,914	1,481,049
Broadwind Energy, Inc. (a)	15,938	65,186
Capstone Turbine Corp. (a)(b)	40,707	36,229
Eaton Corp. PLC	698,739	46,473,131
Emerson Electric Co.	988,193	55,773,613
Encore Wire Corp.	29,513	1,254,303
Energous Corp. (a)(b)	25,329	401,465
Energy Focus, Inc. (a)(b)	8,003	38,815
EnerSys	67,312	5,356,689
Enphase Energy, Inc. (a)(b)	30,890	34,597
EnSync, Inc. (a)(b)	32,445	30,174
Espey Manufacturing & Electronics Corp.	2,015	53,700
Fortive Corp.	463,704	25,499,083
FuelCell Energy, Inc. (a)(b)	48,863	109,942
Generac Holdings, Inc. (a)(b)	99,534	4,078,903
General Cable Corp.	78,815	1,477,781
Hubbell, Inc. Class B	78,881	8,856,759
LSI Industries, Inc.	35,290	346,548
Ocean Power Technologies, Inc. (a)(b)	1,104	3,720
Orion Energy Systems, Inc. (a)	20,733	40,844
Plug Power, Inc. (a)(b)	250,992	342,604
Powell Industries, Inc.	13,455	579,103
Power Solutions International, Inc. (a)(b)	4,960	64,034
Preformed Line Products Co.	1,961	109,698
Real Goods Solar, Inc. (a)	103	46
Regal Beloit Corp.	69,588	5,072,965
Revolution Lighting Technologies, Inc. (a)	3,869	20,931
Rockwell Automation, Inc.	197,226	26,371,088
Sensata Technologies Holding BV (a)(b)	273,297	10,213,109
Sunrun, Inc. (a)(b)	104,524	533,072
Thermon Group Holdings, Inc. (a)(b)	52,027	1,000,999
TPI Composites, Inc.	9,529	144,555
Ultralife Corp. (a)	13,410	67,721
Vicor Corp. (a)	18,023	263,136
		233,689,588
Industrial Conglomerates - 2.1%
3M Co.	932,551	160,156,309
Carlisle Companies, Inc.	101,485	11,383,572
General Electric Co.	13,752,492	423,026,654
Honeywell International, Inc.	1,168,966	133,191,986
ITT, Inc.	140,185	5,659,268
Raven Industries, Inc.	54,733	1,371,062
Roper Technologies, Inc.	155,177	28,104,106
		762,892,957
Machinery - 1.8%
Actuant Corp. Class A (b)	91,777	2,381,613
AGCO Corp.	111,076	6,198,041
Alamo Group, Inc.	17,898	1,307,807
Albany International Corp. Class A	47,080	2,198,636
Allison Transmission Holdings, Inc.	252,235	8,366,635
Altra Industrial Motion Corp.	32,780	1,147,300
American Railcar Industries, Inc. (b)	11,797	529,567
ARC Group Worldwide, Inc. (a)	1,450	7,903
Astec Industries, Inc.	28,918	1,917,263
Barnes Group, Inc.	79,881	3,690,502
Blue Bird Corp. (a)(b)	4,122	67,189
Briggs & Stratton Corp.	65,668	1,360,641
Caterpillar, Inc. (b)	896,634	85,682,345
Chart Industries, Inc. (a)	41,574	1,477,956
CIRCOR International, Inc.	26,680	1,690,712
CLARCOR, Inc.	71,056	5,005,895
Colfax Corp. (a)	150,605	5,664,254
Columbus McKinnon Corp. (NY Shares)	26,972	709,903
Commercial Vehicle Group, Inc. (a)	77,079	395,415
Crane Co.	79,696	5,856,859
Cummins, Inc.	237,937	33,734,708
Deere & Co. (b)	446,299	44,719,160
Dmc Global, Inc.	17,783	290,752
Donaldson Co., Inc.	212,159	8,605,169
Douglas Dynamics, Inc.	38,692	1,236,209
Dover Corp.	240,175	17,439,107
Eastern Co.	2,354	50,258
Energy Recovery, Inc. (a)(b)	61,650	671,369
EnPro Industries, Inc.	33,499	2,036,739
ESCO Technologies, Inc.	41,567	2,323,595
ExOne Co. (a)(b)	13,829	136,492
Federal Signal Corp.	91,334	1,443,077
Flowserve Corp.	199,623	9,472,111
Franklin Electric Co., Inc.	55,804	2,179,146
FreightCar America, Inc.	19,411	284,953
Gencor Industries, Inc. (a)	2,773	38,961
Global Brass & Copper Holdings, Inc.	28,348	812,170
Gorman-Rupp Co.	28,251	846,117
Graco, Inc.	89,722	7,288,118
Graham Corp.	12,124	269,395
Greenbrier Companies, Inc. (b)	36,200	1,404,560
Hardinge, Inc.	14,874	164,060
Harsco Corp.	115,711	1,619,954
Hillenbrand, Inc.	98,419	3,444,665
Hurco Companies, Inc.	6,325	206,195
Hyster-Yale Materials Handling Class A	13,602	878,145
IDEX Corp.	119,973	11,230,673
Illinois Tool Works, Inc.	488,217	61,115,004
Ingersoll-Rand PLC	397,114	29,600,878
Jason Industries, Inc. (a)	13,118	22,957
John Bean Technologies Corp.	44,268	3,992,974
Joy Global, Inc.	145,920	4,090,138
Kadant, Inc.	18,429	1,153,655
Kennametal, Inc.	124,600	4,297,454
L.B. Foster Co. Class A	13,680	167,580
Lincoln Electric Holdings, Inc. (b)	100,440	7,885,544
Lindsay Corp. (b)	16,477	1,388,682
Lydall, Inc. (a)	25,587	1,527,544
Manitex International, Inc. (a)(b)	11,053	59,686
Manitowoc Co., Inc.	189,624	1,130,159
Meritor, Inc. (a)	154,933	1,955,254
Middleby Corp. (a)	88,500	12,122,730
Milacron Holdings Corp. (a)	38,207	645,316
Miller Industries, Inc.	16,197	413,024
Mueller Industries, Inc.	98,286	3,733,885
Mueller Water Products, Inc. Class A	251,619	3,328,919
Navistar International Corp. (a)(b)	93,539	2,877,260
NN, Inc.	43,595	738,935
Nordson Corp.	80,125	8,551,741
Omega Flex, Inc.	2,487	111,244
Oshkosh Corp.	112,999	7,909,930
PACCAR, Inc.	536,678	33,354,538
Parker Hannifin Corp.	200,030	27,790,168
Pentair PLC	276,291	15,875,681
Proto Labs, Inc. (a)(b)	35,282	1,838,192
RBC Bearings, Inc. (a)	37,926	3,214,608
Rexnord Corp. (a)	169,317	3,724,974
Snap-On, Inc.	90,687	15,162,866
SPX Corp. (a)	68,191	1,665,906
SPX Flow, Inc. (a)	61,914	1,940,385
Standex International Corp.	19,288	1,699,273
Stanley Black & Decker, Inc.	233,688	27,722,407
Sun Hydraulics Corp.	38,275	1,521,049
Supreme Industries, Inc. Class A	19,310	273,816
Tennant Co.	26,322	1,976,782
Terex Corp.	163,819	4,999,756
The L.S. Starrett Co. Class A	4,836	47,876
Timken Co.	116,166	4,536,282
Titan International, Inc. (b)	65,675	759,203
Toro Co.	171,574	9,081,412
TriMas Corp. (a)	65,821	1,411,860
Trinity Industries, Inc.	236,197	6,563,915
Twin Disc, Inc.	8,286	120,230
Wabash National Corp. (a)	94,669	1,305,486
WABCO Holdings, Inc. (a)	80,285	7,908,875
Wabtec Corp. (b)	140,811	11,922,467
Watts Water Technologies, Inc. Class A	38,674	2,641,434
Woodward, Inc.	78,842	5,339,969
Xerium Technologies, Inc. (a)	10,544	63,264
Xylem, Inc.	276,177	14,245,210
		656,010,671
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	866	7,621
Kirby Corp. (a)	81,937	5,198,903
Matson, Inc.	62,860	2,364,165
		7,570,689
Professional Services - 0.4%
Acacia Research Corp.	61,592	424,985
Advisory Board Co. (a)	65,302	2,311,691
Barrett Business Services, Inc.	8,858	516,333
BG Staffing, Inc.	5,516	75,735
CBIZ, Inc. (a)	68,823	853,405
CDI Corp.	12,621	90,871
CEB, Inc.	51,077	3,010,989
CRA International, Inc.	15,589	512,255
Dun & Bradstreet Corp.	59,374	7,227,003
Equifax, Inc.	185,456	21,225,439
Exponent, Inc.	41,824	2,536,626
Franklin Covey Co. (a)	14,201	295,381
FTI Consulting, Inc. (a)	78,630	3,357,501
GP Strategies Corp. (a)	22,618	593,723
Heidrick & Struggles International, Inc.	25,651	543,801
Hill International, Inc. (a)	43,555	174,220
Hudson Global, Inc.	13,947	20,363
Huron Consulting Group, Inc. (a)	33,622	1,773,561
ICF International, Inc. (a)	27,674	1,531,756
IDI, Inc. (a)	74,077	244,454
IHS Markit Ltd. (a)	508,722	18,283,469
Insperity, Inc.	30,164	2,183,874
Kelly Services, Inc. Class A (non-vtg.)	46,008	926,601
Kforce, Inc.	36,597	808,794
Korn/Ferry International	83,973	2,131,235
Manpower, Inc.	102,325	8,739,578
Marathon Patent Group, Inc. (a)	8,838	15,997
Mastech Digital, Inc. (a)	373	2,566
MISTRAS Group, Inc. (a)	23,436	554,027
Navigant Consulting, Inc. (a)	75,747	1,870,951
Nielsen Holdings PLC	516,526	22,262,271
On Assignment, Inc. (a)	75,857	3,132,136
Pendrell Corp. (a)	15,028	92,572
RCM Technologies, Inc.	9,908	64,006
Resources Connection, Inc.	51,824	834,366
Robert Half International, Inc.	199,640	8,957,847
RPX Corp. (a)	73,794	771,147
TransUnion Holding Co., Inc. (a)	132,972	3,966,555
TriNet Group, Inc. (a)	66,298	1,672,699
TrueBlue, Inc. (a)	59,701	1,250,736
Verisk Analytics, Inc. (a)	239,631	19,908,543
Volt Information Sciences, Inc. (a)	6,248	37,800
WageWorks, Inc. (a)	57,816	4,269,712
Willdan Group, Inc. (a)	10,974	269,741
		150,327,315
Road & Rail - 0.9%
AMERCO	9,461	3,230,553
ArcBest Corp.	32,932	1,002,779
Avis Budget Group, Inc. (a)	145,381	5,566,638
Celadon Group, Inc. (b)	62,978	506,973
Covenant Transport Group, Inc. Class A (a)	19,818	410,827
CSX Corp.	1,461,050	52,320,201
Genesee & Wyoming, Inc. Class A (a)(b)	83,224	6,358,314
Heartland Express, Inc.	91,092	1,959,389
J.B. Hunt Transport Services, Inc.	131,274	12,519,601
Kansas City Southern	166,331	14,755,223
Knight Transportation, Inc.	101,655	3,557,925
Landstar System, Inc.	65,465	5,332,124
Marten Transport Ltd.	38,656	941,274
Norfolk Southern Corp.	448,398	47,736,451
Old Dominion Freight Lines, Inc. (a)(b)	106,447	9,292,823
P.A.M. Transportation Services, Inc. (a)	3,193	79,154
Patriot Transportation Holding, Inc. (a)	1,280	29,888
Roadrunner Transportation Systems, Inc. (a)	43,638	437,689
Ryder System, Inc.	79,284	6,207,937
Saia, Inc. (a)	39,382	1,644,199
Swift Transporation Co. (a)(b)	129,239	3,227,098
U.S.A. Truck, Inc. (a)	7,889	71,080
Union Pacific Corp.	1,280,465	129,749,518
Universal Logistics Holdings I	12,296	174,603
Werner Enterprises, Inc. (b)	69,717	1,885,845
YRC Worldwide, Inc. (a)	47,961	608,145
		309,606,251
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	6,123
Air Lease Corp. Class A	141,086	5,059,344
Aircastle Ltd.	96,241	2,067,257
Applied Industrial Technologies, Inc.	64,348	3,851,228
Beacon Roofing Supply, Inc. (a)	98,890	4,587,507
BlueLinx Corp. (a)	2,338	18,260
BMC Stock Holdings, Inc. (a)	78,941	1,488,038
CAI International, Inc. (a)(b)	23,529	207,761
DXP Enterprises, Inc. (a)	22,844	769,614
Fastenal Co. (b)	440,329	20,871,595
GATX Corp. (b)	60,042	3,280,695
H&E Equipment Services, Inc.	49,244	906,582
HD Supply Holdings, Inc. (a)	308,158	12,092,120
Herc Holdings, Inc. (a)	37,685	1,497,602
Houston Wire & Cable Co.	15,647	95,447
Huttig Building Products, Inc. (a)	22,831	139,726
Kaman Corp.	42,373	2,064,413
Lawson Products, Inc. (a)	6,300	149,310
MRC Global, Inc. (a)	146,508	2,949,206
MSC Industrial Direct Co., Inc. Class A	71,963	6,429,174
Neff Corp. (a)	8,761	115,207
Nexeo Solutions, Inc. (a)	103,751	778,133
Now, Inc. (a)(b)	166,333	3,582,813
Rush Enterprises, Inc. Class A (a)(b)	52,497	1,588,034
SiteOne Landscape Supply, Inc.	17,311	579,919
Textainer Group Holdings Ltd.	42,054	407,924
Titan Machinery, Inc. (a)	24,582	343,902
Triton International Ltd.	53,680	1,035,487
United Rentals, Inc. (a)(b)	132,239	13,370,685
Univar, Inc. (a)	109,287	2,721,246
Veritiv Corp. (a)	12,438	582,720
W.W. Grainger, Inc. (b)	85,655	19,749,473
Watsco, Inc.	40,082	5,972,218
WESCO International, Inc. (a)	60,754	4,125,197
Willis Lease Finance Corp. (a)	2,668	71,476
		123,555,436
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	115,285	9,446,453

TOTAL INDUSTRIALS		3,939,664,014

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,524,703
Aerohive Networks, Inc. (a)	130,171	717,242
Applied Optoelectronics, Inc. (a)(b)	20,243	501,419
Arista Networks, Inc. (a)(b)	58,088	5,507,323
Arris International PLC (a)	287,347	8,243,985
Aviat Networks, Inc. (a)	5,550	70,097
Bel Fuse, Inc. Class B (non-vtg.)	12,097	354,442
Black Box Corp.	16,753	257,159
Blonder Tongue Laboratories, Inc. (a)(b)	3,352	1,710
Brocade Communications Systems, Inc.	618,195	7,628,526
CalAmp Corp. (a)(b)	50,212	730,082
Calix Networks, Inc. (a)	55,272	417,304
Ciena Corp. (a)(b)	207,871	4,458,833
Cisco Systems, Inc.	7,728,396	230,460,769
Clearfield, Inc. (a)(b)	16,017	307,526
CommScope Holding Co., Inc. (a)	297,106	10,689,874
Communications Systems, Inc.	4,311	21,555
Comtech Telecommunications Corp.	38,555	443,383
Dasan Zhone Solutions, Inc. (a)	5,862	6,448
Digi International, Inc. (a)	30,140	403,876
EchoStar Holding Corp. Class A (a)	71,842	3,663,942
EMCORE Corp.	29,659	189,818
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	675,578
F5 Networks, Inc. (a)	101,672	14,310,334
Finisar Corp. (a)	163,810	5,443,406
Harmonic, Inc. (a)(b)	107,478	499,773
Harris Corp.	191,749	19,857,526
Infinera Corp. (a)	199,827	1,698,530
InterDigital, Inc.	54,293	4,300,006
Ixia (a)	103,162	1,418,478
Juniper Networks, Inc.	597,816	16,463,853
KVH Industries, Inc. (a)	23,641	257,687
Lantronix, Inc. (a)	71	107
Lumentum Holdings, Inc. (a)	88,673	3,555,787
Motorola Solutions, Inc.	256,203	20,560,291
MRV Communications, Inc. (a)	6,176	48,790
NETGEAR, Inc. (a)	51,710	2,776,827
NetScout Systems, Inc. (a)	150,999	4,711,169
Oclaro, Inc. (a)	180,454	1,613,259
Optical Cable Corp.	564	1,777
Palo Alto Networks, Inc. (a)	137,551	18,482,728
Parkervision, Inc. (a)	10,028	26,875
PC-Tel, Inc.	11,999	59,275
Plantronics, Inc.	53,885	2,792,321
Relm Wireless Corp.	9,436	48,124
Resonant, Inc. (a)	2,385	11,186
ShoreTel, Inc. (a)	99,242	694,694
Sonus Networks, Inc. (a)	71,344	430,204
Tessco Technologies, Inc.	7,287	89,266
Ubiquiti Networks, Inc. (a)(b)	35,891	2,008,460
ViaSat, Inc. (a)(b)	79,157	5,642,311
Viavi Solutions, Inc. (a)	350,483	2,751,292
Westell Technologies, Inc. Class A (a)	75,979	41,021
		407,870,951
Electronic Equipment & Components - 0.9%
Agilysys, Inc. (a)	38,149	389,501
Amphenol Corp. Class A	474,281	32,374,421
Anixter International, Inc. (a)	43,666	3,412,498
Applied DNA Sciences, Inc. (a)(b)	18,968	41,730
Arrow Electronics, Inc. (a)	144,131	9,839,823
Avnet, Inc.	192,402	8,829,328
AVX Corp.	108,189	1,643,391
Badger Meter, Inc.	81,432	2,951,910
Belden, Inc.	61,185	4,521,572
Benchmark Electronics, Inc. (a)	73,834	2,093,194
Cardtronics PLC	68,397	3,383,600
CDW Corp.	253,941	13,011,937
ClearSign Combustion Corp. (a)(b)	7,019	28,076
Cognex Corp.	130,074	7,766,719
Coherent, Inc. (a)	37,752	4,926,636
Control4 Corp. (a)	17,994	205,851
Corning, Inc.	1,435,320	34,490,740
CTS Corp.	43,658	964,842
CUI Global, Inc. (a)(b)	26,608	162,309
Daktronics, Inc.	49,334	507,647
Dell Technologies, Inc. (a)	336,517	18,023,851
Dolby Laboratories, Inc. Class A	78,781	3,635,743
DTS, Inc.	26,764	1,136,399
Echelon Corp. (a)	3,219	16,610
Electro Scientific Industries, Inc. (a)	113,580	590,616
eMagin Corp. (a)	5,084	11,439
ePlus, Inc. (a)	10,670	1,186,504
Fabrinet (a)	50,989	2,182,329
FARO Technologies, Inc. (a)	24,409	888,488
Fitbit, Inc. (a)(b)	213,997	1,789,015
FLIR Systems, Inc.	218,683	7,852,907
Frequency Electronics, Inc. (a)	2,550	26,724
Giga-Tronics, Inc. (a)	2,579	1,935
I. D. Systems Inc. (a)	6,071	29,505
Identiv, Inc. (a)	10,618	28,032
IEC Electronics Corp. (a)	86	301
II-VI, Inc. (a)	86,985	2,626,947
Ingram Micro, Inc. Class A	231,324	8,660,771
Insight Enterprises, Inc. (a)	53,674	1,879,663
Intellicheck Mobilisa, Inc. (a)	545	1,433
InvenSense, Inc. (a)	145,529	1,111,842
IPG Photonics Corp. (a)	56,411	5,410,943
Iteris, Inc. (a)	1,032	3,323
Itron, Inc. (a)(b)	55,882	3,587,624
Jabil Circuit, Inc.	306,968	6,492,373
KEMET Corp. (a)	51,674	293,508
KEY Tronic Corp. (a)	6,483	50,049
Keysight Technologies, Inc. (a)	267,729	9,860,459
Kimball Electronics, Inc. (a)	30,376	530,061
Knowles Corp. (a)(b)	135,571	2,173,203
LightPath Technologies, Inc. Class A (a)	376	526
Littelfuse, Inc.	35,181	5,129,038
LRAD Corp.	56,581	100,714
Luna Innovations, Inc. (a)	1,444	2,094
Maxwell Technologies, Inc. (a)(b)	38,769	193,845
Mesa Laboratories, Inc.	4,836	599,954
Methode Electronics, Inc. Class A	56,055	2,071,232
MicroVision, Inc. (a)(b)	54,813	90,441
MOCON, Inc.	2,209	38,658
MTS Systems Corp.	24,519	1,320,348
National Instruments Corp.	155,437	4,580,728
Neonode, Inc. (a)(b)	33,197	54,775
NetList, Inc. (a)(b)	104,599	114,013
Novanta, Inc. (a)	69,743	1,412,296
OSI Systems, Inc. (a)	28,365	2,147,231
Park Electrochemical Corp.	28,127	509,943
PC Connection, Inc.	26,383	708,120
PC Mall, Inc. (a)	8,716	175,627
Perceptron, Inc. (a)	13,154	87,869
Plexus Corp. (a)	53,841	2,751,275
RadiSys Corp. (a)	34,231	143,086
Research Frontiers, Inc. (a)(b)	16,855	29,833
RF Industries Ltd.	5,778	9,534
Richardson Electronics Ltd.	23,707	143,190
Rogers Corp. (a)	27,965	2,078,359
Sanmina Corp. (a)	115,362	3,789,642
ScanSource, Inc. (a)	36,663	1,387,695
SYNNEX Corp.	43,341	5,066,996
Systemax, Inc.	10,113	87,376
TE Connectivity Ltd.	550,460	37,233,114
Tech Data Corp. (a)	55,538	4,713,510
Trimble, Inc. (a)	378,493	10,669,718
TTM Technologies, Inc. (a)	106,094	1,439,696
Uni-Pixel, Inc. (a)(b)	49,445	58,345
Universal Display Corp. (a)	71,158	3,888,785
VeriFone Systems, Inc. (a)	171,272	2,892,784
Vishay Intertechnology, Inc.	208,670	3,161,351
Vishay Precision Group, Inc. (a)	9,596	175,127
Wayside Technology Group, Inc.	1,232	21,560
Wireless Telecom Group, Inc. (a)	11,200	18,368
Zebra Technologies Corp. Class A (a)	84,599	6,687,551
		317,412,669
Internet Software & Services - 3.9%
2U, Inc. (a)(b)	64,855	2,144,106
Actua Corp. (a)	58,635	794,504
Akamai Technologies, Inc. (a)	269,123	17,950,504
Alarm.com Holdings, Inc. (a)	17,035	504,577
Alphabet, Inc.:
Class A (a)	452,264	350,902,592
Class C (a)	455,489	345,278,882
Amber Road, Inc. (a)	47,593	553,507
Angie's List, Inc. (a)(b)	57,858	497,000
AppFolio, Inc. (a)	18,857	412,968
Autobytel, Inc. (a)	9,434	130,661
Bankrate, Inc. (a)	83,183	852,626
Bazaarvoice, Inc. (a)	201,642	1,068,703
Benefitfocus, Inc. (a)	19,976	545,345
Blucora, Inc. (a)	58,999	834,836
Box, Inc. Class A (a)(b)	65,570	997,975
Brightcove, Inc. (a)	41,182	341,811
BroadVision, Inc. (a)	490	2,401
Carbonite, Inc. (a)	29,443	544,696
Care.com, Inc. (a)	25,585	217,984
ChannelAdvisor Corp. (a)	32,537	468,533
CommerceHub, Inc.:
Series A, (a)	21,320	322,358
Series C, (a)	42,641	628,955
comScore, Inc. (a)(b)	71,703	2,082,255
Cornerstone OnDemand, Inc. (a)	71,622	2,571,946
CoStar Group, Inc. (a)	51,831	9,905,422
Determine, Inc. (a)	552	1,005
DHI Group, Inc. (a)	141,360	862,296
EarthLink Holdings Corp.	181,777	959,783
eBay, Inc. (a)	1,616,231	44,947,384
eGain Communications Corp. (a)	8,558	20,111
Endurance International Group Holdings, Inc. (a)(b)	93,309	741,807
Envestnet, Inc. (a)(b)	61,275	2,212,028
Everyday Health, Inc. (a)	25,342	264,824
Facebook, Inc. Class A (a)	3,569,728	422,727,190
Five9, Inc. (a)	52,780	835,507
GlowPoint, Inc. (a)	18,770	4,786
GoDaddy, Inc. (a)(b)	73,803	2,608,198
Gogo, Inc. (a)(b)	99,521	934,502
GrubHub, Inc. (a)(b)	126,170	4,672,075
GTT Communications, Inc. (a)	69,697	1,770,304
Hortonworks, Inc. (a)(b)	54,660	496,859
IAC/InterActiveCorp	114,880	7,738,317
Instructure, Inc. (a)	8,268	161,639
Internap Network Services Corp. (a)	74,985	80,984
IntraLinks Holdings, Inc. (a)	59,055	662,597
Inuvo, Inc. (a)	9,640	11,761
iPass, Inc. (a)	33,662	54,196
j2 Global, Inc.	73,457	5,399,824
Leaf Group Ltd. (a)	19,244	127,010
Limelight Networks, Inc. (a)	69,339	146,999
LinkedIn Corp. Class A (a)	182,779	35,685,772
Liquidity Services, Inc. (a)	37,923	348,892
LivePerson, Inc. (a)	74,160	593,280
LogMeIn, Inc.	38,302	3,862,757
Marchex, Inc. Class B (a)	28,685	75,155
Marin Software, Inc. (a)(b)	9,976	23,942
Match Group, Inc. (a)(b)	75,025	1,348,950
MaxPoint Interactive, Inc. (a)	1,466	12,578
MeetMe, Inc. (a)(b)	68,420	329,784
MINDBODY, Inc. (a)	20,282	438,091
New Relic, Inc. (a)(b)	49,737	1,577,160
NIC, Inc.	90,389	2,268,764
NumereX Corp. Class A (a)	13,747	110,113
Pandora Media, Inc. (a)(b)	384,697	4,470,179
Q2 Holdings, Inc. (a)	37,172	1,096,574
QuinStreet, Inc. (a)	38,666	123,345
Qumu Corp. (a)	6,017	16,607
Quotient Technology, Inc. (a)	132,658	1,698,022
RealNetworks, Inc. (a)	28,670	134,176
Reis, Inc.	8,134	177,728
RetailMeNot, Inc. (a)	84,786	780,031
Rightside Group Ltd. (a)	8,535	67,000
Rocket Fuel, Inc. (a)(b)	19,674	35,807
SecureWorks Corp.	18,872	233,069
Shutterstock, Inc. (a)(b)	26,399	1,242,337
Spark Networks, Inc. (a)	16,620	16,288
SPS Commerce, Inc. (a)	26,414	1,829,698
Stamps.com, Inc. (a)(b)	24,049	2,554,004
Support.com, Inc. (a)	117,655	84,182
Synacor, Inc. (a)	20,037	61,113
TechTarget, Inc. (a)	17,780	149,530
Travelzoo, Inc. (a)	5,383	60,559
Tremor Video, Inc. (a)	17,986	37,771
TrueCar, Inc. (a)(b)	81,085	1,003,832
Twilio, Inc. Class A	28,595	969,942
Twitter, Inc. (a)(b)	914,113	16,901,949
Unwired Planet, Inc. unit (a)	8,360	33,022
VeriSign, Inc. (a)(b)	150,219	11,844,768
Web.com Group, Inc. (a)(b)	88,964	1,418,976
WebMD Health Corp. (a)(b)	56,800	3,029,712
Xactly Corp. (a)	20,724	292,208
XO Group, Inc. (a)	83,745	1,547,608
Yahoo!, Inc. (a)	1,343,689	55,118,123
Yelp, Inc. (a)	88,113	3,277,804
YuMe, Inc. (a)(b)	101,833	347,251
Zillow Group, Inc.:
Class A (a)(b)	60,583	2,129,492
Class C (a)(b)	168,994	6,070,264
		1,404,525,342
IT Services - 3.6%
Accenture PLC Class A	957,788	114,388,621
Acxiom Corp. (a)	121,915	3,234,405
Alliance Data Systems Corp.	90,079	20,608,274
Amdocs Ltd.	233,588	13,774,684
Automatic Data Processing, Inc.	700,017	67,215,632
Black Knight Financial Services, Inc. Class A (a)(b)	43,729	1,617,973
Blackhawk Network Holdings, Inc. (a)	82,570	2,972,520
Booz Allen Hamilton Holding Corp. Class A	203,545	7,696,036
Broadridge Financial Solutions, Inc.	182,531	11,817,057
CACI International, Inc. Class A (a)	38,453	4,975,818
Cartesian, Inc. (a)	206	128
Cass Information Systems, Inc.	15,060	1,054,200
Ciber, Inc. (a)	66,135	54,885
Cognizant Technology Solutions Corp. Class A (a)	931,506	51,307,350
Computer Sciences Corp.	214,361	12,996,707
Computer Task Group, Inc.	11,646	48,447
Convergys Corp.	164,874	4,265,290
CoreLogic, Inc. (a)	133,765	5,046,953
CSG Systems International, Inc.	47,456	2,111,792
CSP, Inc.	3,696	39,510
CSRA, Inc.	218,795	7,003,628
Datalink Corp. (a)	21,583	241,730
DST Systems, Inc.	49,565	5,115,604
Edgewater Technology, Inc. (a)	2,875	19,838
EPAM Systems, Inc. (a)	67,052	4,418,727
Euronet Worldwide, Inc. (a)	78,916	5,659,856
Everi Holdings, Inc. (a)	85,750	185,220
EVERTEC, Inc.	87,336	1,593,882
ExlService Holdings, Inc. (a)	51,941	2,470,314
Fidelity National Information Services, Inc.	502,350	38,776,397
First Data Corp. Class A (a)	279,547	4,073,000
Fiserv, Inc. (a)	337,532	35,312,598
FleetCor Technologies, Inc. (a)	185,704	27,733,035
Forrester Research, Inc.	17,100	699,390
Gartner, Inc. (a)	125,471	12,900,928
Genpact Ltd. (a)	232,461	5,562,792
Global Payments, Inc.	236,572	16,217,011
Hackett Group, Inc.	31,811	564,963
IBM Corp.	1,335,439	216,634,915
Information Services Group, Inc. (a)	18,000	63,180
Innodata, Inc. (a)	14,010	33,624
Jack Henry & Associates, Inc.	125,525	10,850,381
Leidos Holdings, Inc.	221,818	11,357,082
Lionbridge Technologies, Inc. (a)	69,212	347,444
ManTech International Corp. Class A	37,723	1,622,466
MasterCard, Inc. Class A	1,478,667	151,119,767
Mattersight Corp. (a)	9,437	35,861
Maximus, Inc.	101,508	5,612,377
ModusLink Global Solutions, Inc. (a)(b)	31,030	43,132
MoneyGram International, Inc. (a)	66,937	730,952
NCI, Inc. Class A	12,261	160,619
Neustar, Inc. Class A (a)(b)	75,999	1,842,976
Paychex, Inc.	494,235	29,135,153
PayPal Holdings, Inc. (a)	1,729,897	67,950,354
Perficient, Inc. (a)	51,600	928,800
PFSweb, Inc. (a)	22,457	178,533
Planet Payment, Inc. (a)	40,113	161,254
PRG-Schultz International, Inc. (a)	36,569	199,301
Sabre Corp. (b)	318,156	8,224,333
Science Applications International Corp.	65,723	5,426,748
ServiceSource International, Inc. (a)(b)	93,929	556,999
Square, Inc. (a)(b)	28,587	369,916
StarTek, Inc. (a)	2,150	18,512
Sykes Enterprises, Inc. (a)	63,873	1,799,941
Syntel, Inc.	56,060	1,087,564
Teletech Holdings, Inc.	29,721	854,479
Teradata Corp. (a)(b)	194,061	5,210,538
The Western Union Co. (b)	738,846	15,537,931
Total System Services, Inc.	259,328	12,764,124
Travelport Worldwide Ltd.	183,293	2,566,102
Unisys Corp. (a)(b)	68,286	1,014,047
Vantiv, Inc. (a)	239,405	13,509,624
Virtusa Corp. (a)(b)	42,025	933,796
Visa, Inc. Class A	2,899,228	224,168,309
WEX, Inc. (a)	57,655	6,371,454
WidePoint Corp. (a)	71,654	48,187
Xerox Corp.	1,419,246	13,269,950
		1,306,515,920
Semiconductors & Semiconductor Equipment - 3.2%
Acacia Communications, Inc.	19,686	1,363,452
Advanced Energy Industries, Inc. (a)	54,545	3,011,429
Advanced Micro Devices, Inc. (a)(b)	1,130,933	10,076,613
AEHR Test Systems (a)	3,126	9,534
Alpha & Omega Semiconductor Ltd. (a)	24,379	530,243
Amkor Technology, Inc. (a)	190,118	2,247,195
Amtech Systems, Inc. (a)	13,719	59,540
Analog Devices, Inc.	468,979	34,817,001
Applied Materials, Inc.	1,651,243	53,170,025
Applied Micro Circuits Corp. (a)	132,476	1,159,165
Axcelis Technologies, Inc. (a)	38,126	520,420
AXT, Inc. (a)	31,515	151,272
Broadcom Ltd.	610,447	104,075,109
Brooks Automation, Inc.	149,137	2,430,933
Cabot Microelectronics Corp.	37,906	2,258,439
Cavium, Inc. (a)	99,129	5,653,327
Ceva, Inc. (a)	30,366	965,639
Cirrus Logic, Inc. (a)	92,799	5,103,945
Cohu, Inc.	84,544	1,052,573
Cree, Inc. (a)(b)	152,589	3,863,553
CVD Equipment Corp. (a)	24,298	188,310
CyberOptics Corp. (a)	9,251	267,354
Cypress Semiconductor Corp. (b)	480,964	5,410,845
Diodes, Inc. (a)	57,239	1,393,770
DSP Group, Inc. (a)	64,723	757,259
Entegris, Inc. (a)	228,544	4,102,365
Exar Corp. (a)	64,569	645,044
First Solar, Inc. (a)(b)	116,579	3,534,675
FormFactor, Inc. (a)	107,124	1,199,789
GigOptix, Inc. (a)	62,672	168,588
GSI Technology, Inc. (a)	18,344	99,975
Impinj, Inc.	10,675	291,534
Inphi Corp. (a)	56,011	2,530,017
Integrated Device Technology, Inc. (a)	204,802	4,792,367
Intel Corp.	7,269,392	252,247,902
Intermolecular, Inc. (a)	6,975	7,115
Intersil Corp. Class A	209,175	4,633,226
Intest Corp. (a)	2,175	9,679
IXYS Corp.	67,452	789,188
KLA-Tencor Corp.	239,212	19,098,686
Kopin Corp. (a)	69,745	178,547
Kulicke & Soffa Industries, Inc. (a)	102,964	1,588,735
Lam Research Corp.	245,002	25,975,112
Lattice Semiconductor Corp. (a)	185,835	1,302,703
Linear Technology Corp.	367,619	22,987,216
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	39,471	1,966,445
Marvell Technology Group Ltd.	685,015	9,823,115
Maxim Integrated Products, Inc.	465,100	18,264,477
MaxLinear, Inc. Class A (a)	86,669	1,770,648
Microchip Technology, Inc. (b)	332,323	21,993,136
Micron Technology, Inc. (a)	1,601,087	31,269,229
Microsemi Corp. (a)(b)	174,053	9,529,402
MKS Instruments, Inc.	79,982	4,602,964
Monolithic Power Systems, Inc.	55,587	4,560,357
MoSys, Inc. (a)(b)	60,423	19,613
Nanometrics, Inc. (a)	38,377	917,594
NeoPhotonics Corp. (a)	44,702	577,550
NVE Corp.	6,988	466,589
NVIDIA Corp. (b)	823,587	75,934,721
ON Semiconductor Corp. (a)	661,663	7,794,390
PDF Solutions, Inc. (a)	38,716	911,762
Photronics, Inc. (a)	101,617	1,016,170
Pixelworks, Inc. (a)(b)	22,798	70,218
Power Integrations, Inc.	43,266	2,911,802
Qorvo, Inc. (a)(b)	197,803	10,564,658
Qualcomm, Inc.	2,273,060	154,863,578
QuickLogic Corp. (a)	61,486	54,108
Rambus, Inc. (a)	170,226	2,238,472
Rubicon Technology, Inc. (a)(b)	25,049	12,412
Rudolph Technologies, Inc. (a)(b)	87,567	1,716,313
Semtech Corp. (a)	87,042	2,445,880
Sigma Designs, Inc. (a)	51,095	383,213
Silicon Laboratories, Inc. (a)	57,784	3,833,968
Skyworks Solutions, Inc.	286,473	22,015,450
SolarEdge Technologies, Inc. (a)(b)	39,583	522,496
SunEdison Semiconductor Ltd. (a)	98,050	1,172,678
SunPower Corp. (a)(b)	97,783	661,013
Sunworks, Inc. (a)	12,722	28,497
Synaptics, Inc. (a)	56,125	3,063,303
Teradyne, Inc.	294,988	7,191,807
Tessera Technologies, Inc.	79,771	3,158,932
Texas Instruments, Inc.	1,543,455	114,107,628
Ultra Clean Holdings, Inc. (a)	39,254	394,110
Ultratech, Inc. (a)	41,332	947,329
Veeco Instruments, Inc. (a)	64,085	1,707,865
Versum Materials, Inc. (a)	160,297	3,920,865
Xcerra Corp. (a)	72,566	460,068
Xilinx, Inc.	385,692	20,819,654
		1,137,403,887
Software - 4.3%
8x8, Inc. (a)	139,704	1,906,960
A10 Networks, Inc. (a)	50,522	414,280
ACI Worldwide, Inc. (a)	177,587	3,304,894
Activision Blizzard, Inc.	1,049,151	38,409,418
Adobe Systems, Inc. (a)	770,837	79,249,752
American Software, Inc. Class A	55,166	607,929
ANSYS, Inc. (a)	133,369	12,540,687
Aspen Technology, Inc. (a)	119,658	6,321,532
Autodesk, Inc. (a)	300,406	21,812,480
Barracuda Networks, Inc. (a)	40,565	894,053
Blackbaud, Inc.	77,240	4,849,127
Bottomline Technologies, Inc. (a)	62,280	1,560,737
BroadSoft, Inc. (a)	46,995	1,950,293
BSQUARE Corp. (a)	11,182	64,856
CA Technologies, Inc.	470,773	15,045,905
Cadence Design Systems, Inc. (a)	443,027	11,642,750
Callidus Software, Inc. (a)	95,640	1,501,548
CDK Global, Inc.	240,461	13,874,600
Citrix Systems, Inc. (a)	237,506	20,598,895
CommVault Systems, Inc. (a)	75,089	4,054,806
Covisint Corp. (a)	39,763	89,467
Datawatch Corp. (a)(b)	9,730	58,380
Digimarc Corp. (a)(b)	12,143	377,040
Digital Turbine, Inc. (a)(b)	41,910	32,690
Document Security Systems, Inc. (a)	4,956	3,567
Ebix, Inc.	35,461	2,113,476
Electronic Arts, Inc. (a)	461,510	36,570,052
Ellie Mae, Inc. (a)	49,242	4,064,927
EnerNOC, Inc. (a)(b)	34,204	201,804
Evolving Systems, Inc.	4,973	19,643
Exa Corp. (a)	15,758	233,691
Fair Isaac Corp.	46,441	5,279,877
FalconStor Software, Inc. (a)	37,427	20,585
FireEye, Inc. (a)(b)	226,536	2,908,722
Form Holdings Corp. (a)	9,862	22,978
Fortinet, Inc. (a)	226,253	6,810,215
Gigamon, Inc. (a)	44,099	2,352,682
Glu Mobile, Inc. (a)(b)	173,754	390,947
GSE Systems, Inc. (a)	388	1,183
Guidance Software, Inc. (a)	26,710	188,306
Guidewire Software, Inc. (a)	116,451	6,487,485
HubSpot, Inc. (a)	54,014	3,030,185
Imperva, Inc. (a)	43,161	1,646,592
Inseego Corp. (a)	35,452	81,540
Interactive Intelligence Group, Inc. (a)(b)	26,096	1,577,503
Intuit, Inc.	377,097	42,868,387
Jive Software, Inc. (a)	60,361	229,372
Majesco Entertainment Co.	475	1,534
Manhattan Associates, Inc. (a)	113,356	5,939,854
Mentor Graphics Corp.	174,753	6,387,222
Microsoft Corp.	11,982,083	722,040,322
MicroStrategy, Inc. Class A (a)	13,884	2,693,913
Mitek Systems, Inc. (a)(b)	45,058	252,325
MobileIron, Inc. (a)	70,668	293,272
Model N, Inc. (a)	64,636	578,492
Monotype Imaging Holdings, Inc.	56,070	1,098,972
NetSol Technologies, Inc. (a)	10,165	57,941
Nuance Communications, Inc. (a)	363,825	5,897,603
Oracle Corp.	4,627,120	185,963,953
Parametric Technology Corp. (a)	172,121	8,384,014
Park City Group, Inc. (a)(b)	12,676	185,070
Paycom Software, Inc. (a)(b)	57,762	2,591,781
Paylocity Holding Corp. (a)(b)	39,896	1,320,957
Pegasystems, Inc.	51,980	1,876,478
Progress Software Corp.	78,882	2,332,541
Proofpoint, Inc. (a)(b)	66,377	5,111,693
PROS Holdings, Inc. (a)	40,708	972,514
QAD, Inc.:
Class A	10,065	291,885
Class B	4,298	106,848
Qualys, Inc. (a)	36,106	1,198,719
Rapid7, Inc. (a)	21,157	245,421
RealPage, Inc. (a)	75,910	2,171,026
Red Hat, Inc. (a)	277,886	21,983,561
RingCentral, Inc. (a)	121,819	2,625,199
Rosetta Stone, Inc. (a)	15,141	122,491
Salesforce.com, Inc. (a)	992,615	71,468,280
Scan-Optics, Inc. (a)	300	0
SeaChange International, Inc. (a)	36,866	96,220
ServiceNow, Inc. (a)	254,723	21,180,217
Silver Spring Networks, Inc. (a)	47,301	659,849
SITO Mobile Ltd. (a)(b)	17,979	63,825
Smith Micro Software, Inc. (a)	10,363	14,612
Sonic Foundry, Inc. (a)	155	789
Splunk, Inc. (a)(b)	206,883	11,920,598
SS&C Technologies Holdings, Inc.	247,058	7,414,211
Symantec Corp.	964,184	23,516,448
Synchronoss Technologies, Inc. (a)(b)	70,331	3,409,647
Synopsys, Inc. (a)	236,722	14,316,947
Tableau Software, Inc. (a)	81,490	3,657,271
Take-Two Interactive Software, Inc. (a)(b)	132,661	6,530,901
Tangoe, Inc. (a)	45,871	363,298
TeleNav, Inc. (a)	29,532	177,192
The Rubicon Project, Inc. (a)	59,339	448,009
TiVo Corp. (a)	181,087	3,667,012
Tubemogul, Inc. (a)(b)	30,701	429,814
Tyler Technologies, Inc. (a)	52,923	7,880,235
Ultimate Software Group, Inc. (a)(b)	44,223	9,062,619
Varonis Systems, Inc. (a)	17,327	505,948
Vasco Data Security International, Inc. (a)	48,861	708,485
Verint Systems, Inc. (a)	91,023	3,417,914
VirnetX Holding Corp. (a)(b)	64,946	204,580
VMware, Inc. Class A (a)(b)	110,564	8,971,163
Voltari Corp. (a)(b)	4,240	12,084
Workday, Inc. Class A (a)(b)	180,171	15,192,019
Workiva, Inc. (a)	27,316	407,008
Zedge, Inc. (a)	14,921	53,716
Zendesk, Inc. (a)	104,904	2,233,406
Zix Corp. (a)	69,803	310,623
Zynga, Inc. (a)	1,220,225	3,489,844
		1,562,777,183
Technology Hardware, Storage & Peripherals - 3.1%
3D Systems Corp. (a)(b)	162,227	2,246,844
Apple, Inc.	8,288,090	915,999,626
Astro-Med, Inc.	4,606	61,030
Avid Technology, Inc. (a)	38,570	162,380
Concurrent Computer Corp.	6,675	37,447
CPI Card Group	22,281	83,554
Cray, Inc. (a)	56,559	1,091,589
Crossroads Systems, Inc. (a)	680	2,924
Dataram Corp. (a)	185	216
Diebold, Inc.	123,985	2,826,858
Eastman Kodak Co. (a)	64,018	969,873
Electronics for Imaging, Inc. (a)(b)	82,143	3,574,863
Hewlett Packard Enterprise Co.	2,540,177	60,456,213
HP, Inc.	2,618,268	40,321,327
Imation Corp. (a)(b)	42,037	41,612
Immersion Corp. (a)(b)	59,681	614,714
Intevac, Inc. (a)	17,689	112,325
NCR Corp. (a)	188,663	7,310,691
NetApp, Inc.	436,948	15,974,819
Nimble Storage, Inc. (a)	92,912	704,273
Pure Storage, Inc. Class A (a)(b)	123,409	1,721,556
Quantum Corp. (a)	334,686	305,568
Seagate Technology LLC (b)	455,975	18,284,598
Super Micro Computer, Inc. (a)	53,821	1,472,004
Transact Technologies, Inc.	3,411	21,660
U.S.A. Technologies, Inc. (a)(b)	38,549	163,833
Western Digital Corp.	434,813	27,680,196
Xplore Technologies Corp. (a)	2,067	4,940
		1,102,247,533

TOTAL INFORMATION TECHNOLOGY		7,238,753,485

MATERIALS - 3.4%
Chemicals - 2.2%
A. Schulman, Inc.	45,099	1,501,797
Advanced Emissions Solutions, Inc. (a)(b)	57,241	516,314
AdvanSix, Inc. (a)	46,239	864,669
AgroFresh Solutions, Inc. (a)(b)	38,931	109,007
Air Products & Chemicals, Inc.	328,424	47,444,131
Albemarle Corp. U.S.	170,012	14,923,653
American Vanguard Corp.	32,955	599,781
Ashland Global Holdings, Inc.	96,544	10,880,509
Axalta Coating Systems (a)	320,603	8,470,331
Balchem Corp.	47,283	3,776,020
BioAmber, Inc. (a)(b)	17,794	99,824
Cabot Corp.	93,185	4,745,912
Calgon Carbon Corp.	83,129	1,471,383
Celanese Corp. Class A	227,640	18,056,405
CF Industries Holdings, Inc.	360,300	10,427,082
Chase Corp.	10,028	808,257
Chemtura Corp. (a)	110,727	3,648,455
Codexis, Inc. (a)	27,884	132,449
Core Molding Technologies, Inc. (a)	10,858	173,185
E.I. du Pont de Nemours & Co.	1,343,318	98,881,638
Eastman Chemical Co.	226,714	17,030,756
Ecolab, Inc.	408,147	47,642,999
Ferro Corp. (a)	133,620	1,977,576
Flotek Industries, Inc. (a)(b)	75,072	1,010,469
FMC Corp.	203,618	11,427,042
FutureFuel Corp.	37,844	519,598
H.B. Fuller Co.	75,896	3,566,353
Hawkins, Inc.	13,930	676,302
Huntsman Corp.	293,108	5,709,744
Ingevity Corp. (a)	63,297	3,314,864
Innophos Holdings, Inc.	32,175	1,754,181
Innospec, Inc.	50,796	3,337,297
International Flavors & Fragrances, Inc. (b)	123,297	14,925,102
Intrepid Potash, Inc. (a)	76,176	104,361
KMG Chemicals, Inc.	10,303	348,035
Koppers Holdings, Inc. (a)	30,390	1,165,457
Kraton Performance Polymers, Inc. (a)	48,417	1,492,696
Kronos Worldwide, Inc.	34,238	427,290
LSB Industries, Inc. (a)(b)	28,693	220,936
LyondellBasell Industries NV Class A	522,666	47,207,193
Marrone Bio Innovations, Inc. (a)(b)	15,737	36,667
Metabolix, Inc. (a)(b)	6,939	1,978
Minerals Technologies, Inc.	52,154	4,224,474
Monsanto Co.	671,751	68,995,545
NewMarket Corp.	15,387	6,438,075
Olin Corp.	249,906	6,497,556
OMNOVA Solutions, Inc. (a)	52,644	505,382
Platform Specialty Products Corp. (a)(b)	316,367	2,958,031
PolyOne Corp.	133,312	4,395,297
PPG Industries, Inc.	408,405	39,178,292
Praxair, Inc.	437,714	52,656,994
Quaker Chemical Corp.	19,799	2,519,225
Rayonier Advanced Materials, Inc.	58,598	813,340
RPM International, Inc.	198,631	10,509,566
Senomyx, Inc. (a)(b)	66,138	71,429
Sensient Technologies Corp.	74,039	5,781,706
Sherwin-Williams Co.	124,561	33,465,804
Stepan Co.	30,263	2,456,448
Terravia Holdings, Inc. (a)	98,314	132,724
The Chemours Co. LLC	286,981	7,094,170
The Dow Chemical Co. (b)	1,722,491	95,977,199
The Mosaic Co.	542,851	15,416,968
The Scotts Miracle-Gro Co. Class A	68,506	6,252,543
Trecora Resources (a)	28,770	346,679
Tredegar Corp.	71,882	1,602,969
Trinseo SA	70,468	4,125,901
Tronox Ltd. Class A	95,961	1,088,198
Valhi, Inc.	35,553	110,214
Valspar Corp.	112,272	11,461,848
W.R. Grace & Co.	111,862	7,300,114
Westlake Chemical Corp.	59,202	3,502,982
		787,307,371
Construction Materials - 0.2%
Eagle Materials, Inc.	69,831	6,787,573
Headwaters, Inc. (a)	124,778	2,957,239
Martin Marietta Materials, Inc.	95,789	21,020,896
Summit Materials, Inc.	141,950	3,374,152
U.S. Concrete, Inc. (a)(b)	21,607	1,228,358
United States Lime & Minerals, Inc.	2,200	159,610
Vulcan Materials Co.	205,064	25,766,292
		61,294,120
Containers & Packaging - 0.5%
AEP Industries, Inc.	6,511	767,321
Aptargroup, Inc.	97,629	7,144,490
Avery Dennison Corp.	137,363	9,898,378
Ball Corp.	267,818	20,102,419
Bemis Co., Inc.	143,849	7,202,519
Berry Plastics Group, Inc. (a)	177,707	8,844,477
Crown Holdings, Inc. (a)	226,884	12,340,221
Graphic Packaging Holding Co.	493,965	6,209,140
Greif, Inc. Class A	64,085	3,292,046
International Paper Co.	623,107	30,357,773
Myers Industries, Inc.	29,894	423,000
Owens-Illinois, Inc. (a)	240,683	4,421,347
Packaging Corp. of America	142,627	12,089,065
Sealed Air Corp.	305,610	13,935,816
Silgan Holdings, Inc.	59,310	2,936,438
Sonoco Products Co.	162,407	8,791,091
UFP Technologies, Inc. (a)	14,187	356,094
WestRock Co.	382,434	19,580,621
		168,692,256
Metals & Mining - 0.5%
A.M. Castle & Co. (a)	36,860	11,058
AK Steel Holding Corp. (a)	464,916	4,244,683
Alcoa Corp.	223,994	6,489,106
Allegheny Technologies, Inc. (b)	156,534	2,745,606
Ampco-Pittsburgh Corp.	10,414	161,938
Atkore International Group, Inc.	19,097	409,631
Carpenter Technology Corp.	70,077	2,506,654
Century Aluminum Co. (a)(b)	86,859	800,840
Cliffs Natural Resources, Inc. (a)(b)	318,914	2,809,632
Coeur d'Alene Mines Corp. (a)	244,849	2,362,793
Commercial Metals Co.	175,382	3,860,158
Compass Minerals International, Inc.	51,530	3,996,152
Comstock Mining, Inc. (a)	56,723	13,903
Freeport-McMoRan, Inc. (b)	1,881,428	28,879,920
Friedman Industries	2,001	11,324
General Moly, Inc. (a)	60,513	17,367
Gold Resource Corp.	67,805	292,240
Golden Minerals Co. (a)(b)	71,014	49,007
Handy & Harman Ltd. (a)	5,646	130,423
Haynes International, Inc.	18,364	800,119
Hecla Mining Co.	596,959	3,629,511
Kaiser Aluminum Corp.	27,980	2,305,272
Materion Corp.	30,858	1,183,404
McEwen Mining, Inc. (b)	325,161	920,206
Newmont Mining Corp.	819,145	26,573,064
Nucor Corp.	483,141	30,046,539
Olympic Steel, Inc.	12,703	310,588
Paramount Gold Nevada Corp. (a)	7,958	12,892
Pershing Gold Corp. (a)(b)	31,696	118,543
Real Industries, Inc. (a)	30,069	175,904
Reliance Steel & Aluminum Co.	109,200	8,856,120
Royal Gold, Inc.	100,282	6,983,638
Ryerson Holding Corp. (a)	16,025	229,158
Schnitzer Steel Industries, Inc. Class A	47,241	1,318,024
Solitario Exploration & Royalty Corp. (a)	18,115	13,949
Steel Dynamics, Inc.	382,628	13,575,641
Stillwater Mining Co. (a)(b)	196,719	2,956,687
SunCoke Energy, Inc.	99,267	1,133,629
Synalloy Corp.	8,615	87,442
TimkenSteel Corp. (a)(b)	51,850	819,230
U.S. Antimony Corp. (a)	24,962	7,489
United States Steel Corp. (b)	255,689	8,268,982
Universal Stainless & Alloy Products, Inc. (a)	6,659	81,906
Worthington Industries, Inc.	71,924	4,047,883
		174,248,255
Paper & Forest Products - 0.0%
Boise Cascade Co. (a)	63,767	1,453,888
Clearwater Paper Corp. (a)	24,633	1,532,173
Deltic Timber Corp.	17,765	1,238,398
Domtar Corp.	101,407	3,982,253
Kapstone Paper & Packaging Corp.	133,397	2,725,301
Louisiana-Pacific Corp. (a)	201,513	3,897,261
Mercer International, Inc. (SBI)	60,804	577,638
Neenah Paper, Inc.	27,129	2,303,252
P.H. Glatfelter Co.	69,408	1,594,302
Rentech, Inc. (a)	27,522	44,861
Resolute Forest Products (a)(b)	135,020	627,843
Schweitzer-Mauduit International, Inc.	48,432	2,036,081
Verso Corp. (a)	59,171	316,565
		22,329,816

TOTAL MATERIALS		1,213,871,818

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Acadia Realty Trust (SBI)	120,965	3,999,103
Agree Realty Corp.	50,269	2,256,575
Alexanders, Inc.	6,076	2,598,705
Alexandria Real Estate Equities, Inc. (b)	116,534	12,770,961
American Assets Trust, Inc.	63,016	2,524,421
American Campus Communities, Inc.	205,164	9,665,276
American Farmland Co.	43,741	324,121
American Homes 4 Rent Class A	328,868	6,929,249
American Tower Corp.	654,067	66,891,432
Apartment Investment & Management Co. Class A	241,960	10,186,516
Apple Hospitality (REIT), Inc.	259,742	4,789,642
Armada Hoffler Properties, Inc.	73,011	1,025,805
Ashford Hospitality Prime, Inc.	37,189	476,763
Ashford Hospitality Trust, Inc.	123,613	868,999
AvalonBay Communities, Inc.	211,401	34,773,350
Bluerock Residential Growth (REIT), Inc.	90,320	1,141,645
Boston Properties, Inc.	232,419	28,792,066
Brandywine Realty Trust (SBI)	276,702	4,247,376
Brixmor Property Group, Inc.	404,071	9,839,129
BRT Realty Trust (a)	189,164	1,490,612
Camden Property Trust (SBI) (b)	133,399	10,499,835
Care Capital Properties, Inc.	134,566	3,240,349
CareTrust (REIT), Inc.	150,673	2,132,023
CatchMark Timber Trust, Inc.	100,692	1,101,570
CBL & Associates Properties, Inc. (b)	262,246	3,110,238
Cedar Shopping Centers, Inc.	134,023	864,448
Chambers Street Properties	667,100	5,830,454
Chatham Lodging Trust	57,137	1,094,745
Chesapeake Lodging Trust	85,461	2,026,280
City Office REIT, Inc.	67,579	846,089
Colony Starwood Homes	75,522	2,307,197
Columbia Property Trust, Inc.	198,850	4,187,781
Communications Sales & Leasing, Inc.	202,085	5,037,979
Community Healthcare Trust, Inc.	41,798	910,360
Condor Hospitality Trust, Inc.	703	1,202
CorEnergy Infrastructure Trust, Inc.	13,819	452,296
Coresite Realty Corp.	54,413	3,837,749
Corporate Office Properties Trust (SBI)	143,522	4,107,600
Corrections Corp. of America	180,835	4,106,763
Cousins Properties, Inc. (b)	504,155	3,987,866
Crown Castle International Corp.	554,180	46,251,863
CubeSmart	271,246	6,686,214
CyrusOne, Inc.	105,214	4,490,534
DCT Industrial Trust, Inc.	122,100	5,610,495
DDR Corp.	441,205	6,715,140
DiamondRock Hospitality Co.	300,095	3,178,006
Digital Realty Trust, Inc. (b)	244,240	22,550,679
Douglas Emmett, Inc.	211,866	7,773,364
Duke Realty LP	547,657	13,926,918
DuPont Fabros Technology, Inc.	112,912	4,591,002
Easterly Government Properties, Inc.	30,760	596,744
EastGroup Properties, Inc.	46,143	3,152,028
Education Realty Trust, Inc.	109,174	4,432,464
Empire State Realty Trust, Inc.	186,050	3,752,629
EPR Properties	88,895	6,181,758
Equinix, Inc.	108,141	36,633,845
Equity Commonwealth (a)	193,982	5,640,997
Equity Lifestyle Properties, Inc.	120,671	8,378,188
Equity One, Inc.	158,194	4,723,673
Equity Residential (SBI)	559,449	33,572,534
Essex Property Trust, Inc.	100,586	21,718,529
Extra Space Storage, Inc.	192,535	13,508,256
Farmland Partners, Inc. (b)	73,001	811,041
Federal Realty Investment Trust (SBI)	106,730	14,987,027
FelCor Lodging Trust, Inc.	200,216	1,453,568
First Industrial Realty Trust, Inc.	150,659	3,984,931
First Potomac Realty Trust	85,240	837,909
Forest City Realty Trust, Inc.	341,663	6,317,349
Four Corners Property Trust, Inc.	103,212	1,979,606
Franklin Street Properties Corp.	139,951	1,757,785
Gaming & Leisure Properties	280,894	8,570,076
General Growth Properties, Inc.	885,652	22,442,422
Getty Realty Corp.	48,238	1,158,677
Gladstone Commercial Corp.	76,606	1,408,784
Gladstone Land Corp.	8,000	87,280
Global Net Lease, Inc.	250,435	1,903,306
Government Properties Income Trust (b)	114,158	2,145,029
HCP, Inc.	710,425	20,978,850
Healthcare Realty Trust, Inc.	189,626	5,571,212
Healthcare Trust of America, Inc.	215,077	6,082,378
Hersha Hospitality Trust	71,283	1,437,778
Highwoods Properties, Inc. (SBI)	154,862	7,442,668
Hospitality Properties Trust (SBI)	245,585	7,120,737
Host Hotels & Resorts, Inc. (b)	1,120,030	19,981,335
Hudson Pacific Properties, Inc.	159,732	5,569,855
Independence Realty Trust, Inc. (b)	102,753	878,538
InfraReit, Inc.	82,809	1,419,346
Investors Real Estate Trust (b)	202,786	1,275,524
Iron Mountain, Inc.	372,711	12,299,463
iStar Financial, Inc. (a)	102,599	1,253,760
Jernigan Capital, Inc. (b)	3,052	60,704
Kilroy Realty Corp.	142,433	10,303,603
Kimco Realty Corp.	649,783	16,595,458
Kite Realty Group Trust	145,444	3,497,928
Lamar Advertising Co. Class A (b)	123,324	8,175,148
LaSalle Hotel Properties (SBI) (b)	163,011	4,575,719
Lexington Corporate Properties Trust	345,008	3,563,933
Liberty Property Trust (SBI)	229,311	9,034,853
Life Storage, Inc.	72,668	5,902,822
LTC Properties, Inc.	62,032	2,819,975
Mack-Cali Realty Corp.	122,465	3,312,678
Medical Properties Trust, Inc.	488,898	5,827,664
Mid-America Apartment Communities, Inc. (b)	115,744	10,605,623
Monmouth Real Estate Investment Corp. Class A (b)	107,747	1,512,768
Monogram Residential Trust, Inc.	257,535	2,711,844
National Health Investors, Inc.	54,377	3,847,717
National Retail Properties, Inc. (b)	231,947	9,899,498
National Storage Affiliates Trust	49,991	1,028,815
New Senior Investment Group, Inc.	149,321	1,514,115
New York (REIT), Inc.	256,710	2,474,684
NexPoint Residential Trust, Inc.	32,020	628,232
NorthStar Realty Europe Corp.	77,758	834,343
NorthStar Realty Finance Corp.	274,806	4,160,563
Omega Healthcare Investors, Inc.	300,676	8,857,915
One Liberty Properties, Inc.	42,541	1,040,978
Outfront Media, Inc.	205,776	5,187,613
Paramount Group, Inc.	263,588	4,143,603
Parkway, Inc. (a)	63,019	1,235,172
Pebblebrook Hotel Trust (b)	104,963	3,018,736
Pennsylvania Real Estate Investment Trust (SBI)	105,464	2,021,745
Physicians Realty Trust	227,428	4,120,995
Piedmont Office Realty Trust, Inc. Class A	250,343	4,916,737
Post Properties, Inc.	83,237	5,412,070
Potlatch Corp.	63,794	2,620,339
Power (REIT) (a)	718	5,600
Preferred Apartment Communities, Inc. Class A	29,993	408,505
Prologis, Inc.	802,737	40,859,313
PS Business Parks, Inc.	31,822	3,555,472
Public Storage	230,226	48,186,302
QTS Realty Trust, Inc. Class A	65,930	3,085,524
Quality Care Properties, Inc. (a)	142,085	2,131,275
RAIT Financial Trust	116,629	358,051
Ramco-Gershenson Properties Trust (SBI)	128,503	2,180,696
Rayonier, Inc.	191,909	5,087,508
Realty Income Corp.	403,516	22,370,927
Regency Centers Corp.	161,500	10,794,660
Retail Opportunity Investments Corp.	171,753	3,544,982
Retail Properties America, Inc.	368,229	5,619,175
Rexford Industrial Realty, Inc.	93,456	2,064,443
RLJ Lodging Trust	176,982	4,033,420
Ryman Hospitality Properties, Inc.	78,979	4,651,863
Sabra Health Care REIT, Inc.	99,253	2,196,469
Saul Centers, Inc.	23,905	1,517,728
Select Income REIT	130,864	3,198,316
Senior Housing Properties Trust (SBI)	366,092	6,611,622
Seritage Growth Properties (b)	32,357	1,541,487
Silver Bay Realty Trust Corp.	47,769	834,524
Simon Property Group, Inc.	479,735	86,184,393
SL Green Realty Corp.	152,647	16,082,888
Sotherly Hotels, Inc.	2,721	14,938
Spirit Realty Capital, Inc. (b)	725,783	7,831,199
Stag Industrial, Inc.	116,397	2,748,133
Store Capital Corp.	233,257	5,766,113
Summit Hotel Properties, Inc.	122,449	1,741,225
Sun Communities, Inc.	108,284	7,814,856
Sunstone Hotel Investors, Inc.	339,094	4,930,427
Tanger Factory Outlet Centers, Inc.	140,583	4,845,896
Taubman Centers, Inc.	92,439	6,717,542
Terreno Realty Corp.	71,122	1,935,941
The GEO Group, Inc.	115,597	3,844,756
The Macerich Co.	187,597	12,735,960
TIER REIT, Inc.	108,647	1,745,957
UDR, Inc.	405,177	13,792,225
UMH Properties, Inc.	79,886	1,048,104
Universal Health Realty Income Trust (SBI)	38,916	2,308,108
Urban Edge Properties	128,665	3,485,535
Urstadt Biddle Properties, Inc. Class A	50,401	1,141,583
Ventas, Inc.	539,916	32,621,725
VEREIT, Inc.	1,487,334	12,329,999
Vornado Realty Trust	260,102	25,424,971
Washington REIT (SBI)	91,707	2,848,419
Weingarten Realty Investors (SBI)	181,930	6,460,334
Welltower, Inc. (b)	550,085	34,534,336
Weyerhaeuser Co.	1,141,125	35,180,884
Whitestone REIT Class B	105,336	1,412,556
WP Carey, Inc.	163,767	9,518,138
WP Glimcher, Inc.	269,386	2,699,248
Xenia Hotels & Resorts, Inc.	170,955	2,991,713
		1,373,537,218
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	66,574	2,933,916
Altisource Portfolio Solutions SA (a)	18,423	496,316
AV Homes, Inc. (a)(b)	12,051	191,008
CBRE Group, Inc. (a)	445,443	12,935,665
Consolidated-Tomoka Land Co.	6,987	372,896
Forestar Group, Inc. (a)(b)	38,487	515,726
FRP Holdings, Inc. (a)	3,842	145,804
HFF, Inc.	50,180	1,455,220
Howard Hughes Corp. (a)	58,205	6,623,729
Jones Lang LaSalle, Inc.	71,981	7,290,236
Kennedy-Wilson Holdings, Inc.	142,223	3,036,461
Marcus & Millichap, Inc. (a)	19,559	536,895
Maui Land & Pineapple, Inc. (a)	31,310	217,605
RE/MAX Holdings, Inc.	20,733	1,015,917
Realogy Holdings Corp.	223,358	5,394,096
Stratus Properties, Inc. (a)	12,801	380,830
Tejon Ranch Co. (a)(b)	21,096	553,559
The RMR Group, Inc.	10,073	418,030
The St. Joe Co. (a)(b)	114,817	2,388,194
Transcontinental Realty Investors, Inc. (a)	20,697	195,380
		47,097,483

TOTAL REAL ESTATE		1,420,634,701

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.2%
Alaska Communication Systems Group, Inc. (a)	135,810	206,431
AT&T, Inc.	9,455,844	365,279,254
Atlantic Tele-Network, Inc.	20,159	1,457,697
CenturyLink, Inc.	833,788	19,610,694
Cincinnati Bell, Inc. (a)	63,133	1,300,540
Cogent Communications Group, Inc.	64,769	2,425,599
Consolidated Communications Holdings, Inc. (b)	72,849	2,082,024
FairPoint Communications, Inc. (a)(b)	43,838	729,903
Frontier Communications Corp. (b)	1,835,343	6,699,002
General Communications, Inc. Class A (a)(b)	45,133	760,942
Globalstar, Inc. (a)(b)	438,567	346,468
Hawaiian Telcom Holdco, Inc. (a)	15,790	360,644
IDT Corp. Class B	44,765	947,675
Inteliquent, Inc.	53,463	1,210,402
Intelsat SA (a)(b)	61,651	254,002
Iridium Communications, Inc. (a)(b)	122,967	1,082,110
Level 3 Communications, Inc. (a)	443,388	24,417,377
Lumos Networks Corp. (a)	30,848	448,530
Ooma, Inc. (a)	37,459	348,369
ORBCOMM, Inc. (a)	100,896	848,535
Pareteum Corp. (a)	63,184	7,272
PDVWireless, Inc. (a)(b)	18,833	444,459
SBA Communications Corp. Class A (a)	188,726	18,676,325
Straight Path Communications, Inc. Class B (a)(b)	22,382	536,497
Verizon Communications, Inc.	6,259,107	312,329,439
Vonage Holdings Corp. (a)	306,769	2,021,608
Windstream Holdings, Inc. (b)	173,774	1,287,665
Zayo Group Holdings, Inc. (a)(b)	148,124	5,110,278
		771,229,741
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	106,622	1,300,788
Leap Wireless International, Inc. rights (a)	51,525	169,002
NII Holdings, Inc. (a)(b)	134,717	229,019
Shenandoah Telecommunications Co.	75,836	2,127,200
Spok Holdings, Inc.	43,148	785,294
Sprint Corp. (a)(b)	1,032,324	8,093,420
T-Mobile U.S., Inc. (a)	429,835	23,301,355
Telephone & Data Systems, Inc.	138,279	3,723,853
U.S. Cellular Corp.(a)	27,310	1,027,675
		40,757,606

TOTAL TELECOMMUNICATION SERVICES		811,987,347

UTILITIES - 3.0%
Electric Utilities - 1.7%
Allete, Inc.	79,147	4,892,868
Alliant Energy Corp.	342,806	12,313,592
American Electric Power Co., Inc.	741,773	43,801,696
Duke Energy Corp.	1,045,837	77,151,395
Edison International	482,235	33,163,301
El Paso Electric Co.	71,253	3,209,948
Empire District Electric Co.	99,444	3,384,079
Entergy Corp.	263,217	18,090,904
Eversource Energy	467,980	24,157,128
Exelon Corp.	1,415,061	46,003,633
FirstEnergy Corp.	640,976	20,056,139
Genie Energy Ltd. Class B	24,074	138,426
Great Plains Energy, Inc.	316,244	8,345,679
Hawaiian Electric Industries, Inc.	182,305	5,614,994
IDACORP, Inc.	88,841	6,765,242
MGE Energy, Inc.	92,226	5,459,779
NextEra Energy, Inc.	709,418	81,036,818
OGE Energy Corp.	302,600	9,577,290
Otter Tail Corp.	91,515	3,509,600
PG&E Corp.	750,341	44,120,051
Pinnacle West Capital Corp.	178,279	13,180,166
PNM Resources, Inc.	170,186	5,377,878
Portland General Electric Co.	147,815	6,149,104
PPL Corp.	1,029,335	34,441,549
Southern Co.	1,486,978	69,620,310
Spark Energy, Inc. Class A, (b)	27,337	697,094
Westar Energy, Inc.	214,666	12,227,375
Xcel Energy, Inc.	781,831	30,499,227
		622,985,265
Gas Utilities - 0.2%
Atmos Energy Corp.	163,026	11,594,409
Chesapeake Utilities Corp.	25,261	1,636,913
Delta Natural Gas Co., Inc.	3,078	78,520
Gas Natural, Inc.	8,386	104,825
National Fuel Gas Co.	136,023	7,668,977
New Jersey Resources Corp.	133,342	4,593,632
Northwest Natural Gas Co.	56,327	3,227,537
ONE Gas, Inc.	86,513	5,191,645
South Jersey Industries, Inc.	125,264	4,133,712
Southwest Gas Corp.	71,765	5,319,939
Spire, Inc.	66,837	4,313,660
UGI Corp.	255,959	11,466,963
WGL Holdings, Inc.	76,581	5,556,717
		64,887,449
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	8,349
Calpine Corp. (a)	567,379	6,326,276
Dynegy, Inc. (a)	168,168	1,454,653
NRG Energy, Inc.	471,299	5,344,531
NRG Yield, Inc.:
Class A	44,523	649,591
Class C	119,926	1,840,864
Ormat Technologies, Inc.	56,785	2,716,027
Pattern Energy Group, Inc.	100,195	1,966,828
Talen Energy Corp. (a)(b)	127,554	1,780,654
TerraForm Global, Inc.	98,063	372,639
Terraform Power, Inc. (b)	110,189	1,391,687
The AES Corp.	988,759	11,321,291
U.S. Geothermal, Inc. (a)	27,201	114,788
Vivint Solar, Inc. (a)(b)	34,907	101,230
		35,389,408
Multi-Utilities - 0.9%
Ameren Corp.	346,954	17,042,380
Avangrid, Inc.	102,665	3,713,393
Avista Corp.	132,699	5,370,329
Black Hills Corp.	76,148	4,473,695
CenterPoint Energy, Inc.	622,537	14,853,733
CMS Energy Corp.	407,451	16,387,679
Consolidated Edison, Inc.	454,348	31,699,860
Dominion Resources, Inc.	954,366	69,945,484
DTE Energy Co.	268,464	24,991,314
MDU Resources Group, Inc.	295,243	8,213,660
NiSource, Inc.	449,254	9,856,633
NorthWestern Energy Corp.	108,281	6,074,564
Public Service Enterprise Group, Inc.	761,229	31,446,370
SCANA Corp.	209,282	14,760,659
Sempra Energy	383,705	38,293,759
Unitil Corp.	69,767	2,963,004
Vectren Corp.	147,188	7,223,987
WEC Energy Group, Inc.	463,777	25,976,150
		333,286,653
Water Utilities - 0.1%
American States Water Co.	52,884	2,242,282
American Water Works Co., Inc.	249,950	18,113,877
Aqua America, Inc.	273,680	8,136,506
Artesian Resources Corp. Class A	60,524	1,907,716
Cadiz, Inc. (a)(b)	14,651	152,370
California Water Service Group	83,616	2,888,933
Connecticut Water Service, Inc.	43,530	2,373,256
Middlesex Water Co.	52,670	2,145,776
Pure Cycle Corp. (a)(b)	17,116	84,724
SJW Corp.	25,048	1,344,326
York Water Co.	40,150	1,461,460
		40,851,226

TOTAL UTILITIES		1,097,400,001

TOTAL COMMON STOCKS
(Cost $24,665,684,582)		35,836,135,657
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.51% to 0.56% 3/30/17 to 8/17/17 (d)
(Cost $14,963,408)	15,000,000	14,960,470
	Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.39% (e)	269,752,867	$269,806,818
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	1,870,294,629	1,870,668,688
TOTAL MONEY MARKET FUNDS
(Cost $2,140,085,884)		2,140,475,506
TOTAL INVESTMENT PORTFOLIO - 105.6%
(Cost $26,820,733,874)		37,991,571,633
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(2,008,061,071)
NET ASSETS - 100%		$35,983,510,562

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
963 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	105,872,220	$4,077,905
48 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2016	7,809,120	592,238
118 ICE Russell 2000 Index Contracts (United States)	Dec. 2016	15,603,140	1,516,592
TOTAL FUTURES CONTRACTS			$6,186,735

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,960,470.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$687,190
Fidelity Securities Lending Cash Central Fund	11,329,132
Total	$12,016,322

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,556,284,248	$4,556,284,248	$--	$--
Consumer Staples	2,936,686,631	2,936,677,077	--	9,554
Energy	2,483,382,254	2,483,382,254	--	--
Financials	5,409,506,468	5,409,506,463	5	--
Health Care	4,727,964,690	4,727,465,275	--	499,415
Industrials	3,939,664,014	3,939,664,014	--	--
Information Technology	7,238,753,485	7,238,753,485	--	--
Materials	1,213,871,818	1,213,871,818	--	--
Real Estate	1,420,634,701	1,420,634,701	--	--
Telecommunication Services	811,987,347	811,818,345	--	169,002
Utilities	1,097,400,001	1,097,400,001	--	--
U.S. Government and Government Agency Obligations	14,960,470	--	14,960,470	--
Money Market Funds	2,140,475,506	2,140,475,506	--	--
Total Investments in Securities:	$37,991,571,633	$37,975,933,187	$14,960,475	$677,971
Derivative Instruments:
Assets
Futures Contracts	$6,186,735	$6,186,735	$--	$--
Total Assets	$6,186,735	$6,186,735	$--	$--
Total Derivative Instruments:	$6,186,735	$6,186,735	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $26,905,094,754. Net unrealized appreciation aggregated $11,086,476,879, of which $12,762,043,608 related to appreciated investment securities and $1,675,566,729 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017